UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end:              October 31, 2011

Date of reporting period:           April 30, 2012

ITEM 1. REPORT TO SHAREHOLDERS

Wells Fargo Advantage International Bond Fund

Semi-Annual Report

April 30, 2012

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of April 30, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $211 billion in assets under management, as of April 30, 2012.

Equity Funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Equity Value Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
Capital Growth Fund	Growth Fund	Small Cap Opportunities Fund
Common Stock Fund	Index Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Equity Fund	Small Company Growth Fund
Discovery Fund†	International Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified International Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified Small Cap Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Emerging Markets Local Bond Fund	Omega Growth Fund	Utility and Telecommunications Fund
Endeavor Select Fund†
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage International Bond Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

Global fixed-income markets experienced some volatility during the six-month period but generally provided positive returns, with the lower-rated segments of the markets largely providing some of the best returns.

Dear Valued Shareholder:

We are pleased to offer you this semi-annual report for the Wells Fargo Advantage International Bond Fund, which covers the six-month period that ended April 30, 2012. Global fixed-income markets experienced some volatility during the six-month period but generally provided positive returns, with the lower-rated segments of the markets largely providing some of the best returns. Concerns over the Greek debt crisis permeated all corners of the global debt markets during the period, but high-yield and emerging market debt performed well nonetheless. Meanwhile, sovereign debt sectors generally underperformed due to the unresolved debt issues facing Greece and extending to Spain and Italy, among others. On the whole, the global macroeconomic environment remained mostly unchanged from prior periods, with the largest economies experiencing low interest rates, low inflation, and low expectations for economic growth.

Lower-quality1 and high-yield global fixed-income securities performed well during the period.

The period began with sovereign debt yields continuing to broadly decline, with the greatest shifts occurring in the longest maturities. However, lower-quality credit also recovered strongly from the sharp declines experienced in August and September 2011 before the period began. Thus, the opening of the period was very much a recovery from escalated global credit fears that had roiled the global bond markets during the summer. Credit spreads largely narrowed throughout the period and long-maturity sovereign yields also declined, creating a landscape of positive returns across nearly every segment of the global bond markets. In the first half of the period, only the bond markets of Greece, Italy and Portugal continued to see declines in their bond valuations, while the rest of the world largely shrugged off the risks and rallied.

In the second half of the period, European credit markets continued to strengthen, inspiring growing confidence across the broader global credit markets. Consequently, lower-rated securities rallied, while higher-quality securities underperformed. Sovereign debt from the countries that had been the best performers in the initial recovery during the first half of the period lagged the stronger returns from the countries that had been in distress—most notably, Ireland, Italy, Portugal and Spain. Countries that are smaller and more growth-oriented were the greatest beneficiaries of the improving credit conditions and strengthening consensus forecasts for global growth. Those trends peaked in February 2012 before pulling back in March and then unwinding a bit in April. Toward the end of the period, Spanish debt problems brought volatility back to the bond markets, causing U.S. Treasury debt to rally as investors flocked to the relative safe-haven asset class. Thus, after several consecutive months of strengthening confidence in the global credit markets, European sovereign debt woes returned to haunt the global credit markets.

Bonds and currencies of smaller economies continued to demonstrate strength.

Bonds and currencies of the smaller economies generally continued to demonstrate the most appreciation during the period, despite some initial

1.	We generally define lower quality bonds as bonds with a rating below BBB. The ratings indicated are from Standard & Poor’s. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.

Letter to Shareholders	Wells Fargo Advantage International Bond Fund	3

underperformance in the opening months of the period. On the whole, we continued to see several indications that growth in the largest economies will likely remain restrained for some time while these governments continue to address massive levels of debt. By contrast, the outlook continued to appear better for the smaller, more dynamic economies that have healthier growth prospects, lower deficits, and trade surpluses. Markets demonstrated several trends in that direction throughout the second half of the period as an improvement in the global growth outlook sparked rallies in the currencies of growing economies such as the Czech Republic, Hungary, Malaysia, Mexico, New Zealand, Norway and Poland. In our estimation, the long-term macro trend for the smaller currencies to appreciate remained in place, despite intermittent periods of volatility and risk aversion.

Short-term volatility shouldn’t derail long-term investment goals.

Although we cannot definitively say what near-term fixed-income performance will look like—across either the largest economic regions or the smaller, more dynamic economies—we continue to encourage investors to maintain fully diversified, actively managed portfolios, which we believe may provide better protection from risk and added opportunities to capture relative value. In our opinion, diligent and earnest assessment of the fundamental risks in individual fixed-income securities will be a key factor in determining which investment strategies perform well and which do not. We believe it is important to have the right caretakers in charge of investors’ assets during times of uncertainty and opportunity. At Wells Fargo Advantage Funds, we intend to continue monitoring relative-value opportunities in the international fixed-income markets.

As evidenced by the performance of international fixed-income assets during the recent six-month period, heightened risks often may also entail opportunities. While periods of volatility can present challenges, experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Wells Fargo Advantage Funds offers more than 110 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our Web site at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

The outlook continued to appear better for the smaller, more dynamic economies that have healthier growth prospects, lower deficits, and trade surpluses.

4	Wells Fargo Advantage International Bond Fund	Letter to Shareholders

Notice to Shareholders

The Board of Trustees for Wells Fargo Advantage Funds has unanimously approved the following modifications to certain net asset value (NAV) waiver privileges and commission schedules:

■	Effective May 1, 2012, automatic investment plan (AIP) purchases and proceeds received from systematic withdrawals will no longer qualify for NAV repurchase privileges.

■

Effective May 1, 2012, discretionary rights to waive the upfront commission for Class C and “jumbo” Class A share purchases will no longer be granted to broker/dealers. However, we will continue to waive the Class C shares contingent deferred sales charge for redemptions by employer-sponsored retirement plans where the dealer of record waived its commission at the time of purchase.

■

Effective July 31, 2012, NAV purchase privileges for former Evergreen Class IS and Class R shareholders are being modified to remove the ability to purchase Class A shares at NAV unless those shares are held directly with the Fund on or after July 31, 2012.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

Performance Highlights (Unaudited)	Wells Fargo Advantage International Bond Fund	5

INVESTMENT OBJECTIVE

The Fund seeks total return, consisting of income and capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

First International Advisors, LLC

PORTFOLIO MANAGERS

Michael Lee

Tony Norris

Alex Perrin

Christopher Wightman2

Peter Wilson

FUND INCEPTION

December 15, 1993

TEN LARGEST LONG-TERM HOLDINGS[1] (AS OF APRIL 30, 2012)
Japan, 1.00%, 09/20/2021	7.18%
Canada, 2.75%, 09/01/2016	5.45%
Australia Series 25CI, 3.24%, 09/20/2025	4.46%
Italy Buoni Poliennali del Tesoro, 4.00%, 02/01/2017	3.92%
Norway, 3.75%, 05/25/2021	3.69%
Spain, 4.25% 10/31/2016	3.10%
Mexico, 8.50%, 11/18/2038	2.95%
Malaysia, 4.26%, 09/15/2016	2.92%
Hungary, 6.75%, 02/12/2013	2.78%
Japan, 2.00%, 09/20/2041	2.73%

PORTFOLIO ALLOCATION[3] (AS OF APRIL 30, 2012)

1.	The ten largest long-term holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

2.	Effective June 29, 2012, Christopher Wightman became co-portfolio manager of the Fund.

3.	Portfolio allocation is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage International Bond Fund	Performance Highlights (Unaudited)

AVERAGE ANNUAL TOTAL RETURN4 (%) (AS OF APRIL 30, 2012)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[5]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[6]
Class A (ESIYX)	09/30/2003	(4.91)	(4.75)	6.49	8.33	(0.42)	(0.25)	7.47	8.83	1.02%	1.02%
Class B (ESIUX)**	09/30/2003	(5.59)	(5.72)	6.36	8.30	(0.74)	(0.94)	6.67	8.30	1.77%	1.77%
Class C (ESIVX)	09/30/2003	(1.74)	(1.98)	6.68	8.05	(0.74)	(0.98)	6.68	8.05	1.77%	1.77%
Administrator Class (ESIDX)	07/30/2010					(0.28)	(0.07)	7.62	9.00	0.96%	0.85%
Institutional Class (ESICX)	12/15/1993					(0.15)	0.18	7.77	9.14	0.69%	0.69%
BofA Merrill Lynch Global Broad Market Ex. U.S. Index[7]						0.08	0.90	6.47	8.50

*	Returns for periods of less than one year are not annualized.

**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s Web site – wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to high-yield securities risk, mortgage- and asset-backed securities risk, and regional risk. Consult the Fund’s prospectus for additional information on these and other risks.

4.	Historical performance shown for Class A, Class B, Class C and Administrator Class shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to Class A, Class B, Class C and Administrator Class shares. Historical performance shown for all classes of the Fund prior to July 12, 2010 is based on the performance of the Fund’s predecessor, Evergreen International Bond Fund.

5.	Reflects the expense ratios as stated in the most recent prospectuses.

6.	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.03% for Class A, 1.78% for Class B, 1.78% for Class C, 0.85% for Administrator Class and 0.73% for Institutional Class. Without this cap, the Fund’s returns would have been lower.

7.	The BofA Merrill Lynch Global Broad Market Ex. U.S. Index tracks the performance of investment grade debt publicly issued in the major domestic and euro bond markets, including sovereign, quasi-government, corporate, securitized and collateralized securities and excludes all securities denominated in U.S. dollars. You cannot invest directly in an index.

Fund Expenses (Unaudited)	Wells Fargo Advantage International Bond Fund	7

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2011 to April 30, 2012.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11-01-2011	Ending Account Value 04-30-2012	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$995.84	$5.11	1.03%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.74	$5.17	1.03%
Class B
Actual	$1,000.00	$992.64	$8.82	1.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.01	$8.92	1.78%
Class C
Actual	$1,000.00	$992.64	$8.82	1.78%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.01	$8.92	1.78%
Administrator Class
Actual	$1,000.00	$997.25	$4.22	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.64	$4.27	0.85%
Institutional Class
Actual	$1,000.00	$998.51	$3.48	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.38	$3.52	0.70%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

8	Wells Fargo Advantage International Bond Fund	Portfolio of Investments—April 30, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

Corporate Bonds and Notes: 0.68%

United States: 0.68%
Anheuser-Busch In Bev Worldwide Incorporated (Consumer Staples, Beverages)	6.88%	11/15/2019	$9,525,000	$12,292,146

Total Corporate Bonds and Notes (Cost $9,496,866)				12,292,146

Foreign Corporate Bonds and Notes @: 25.31%

Australia: 1.25%
General Electric Capital Australia Funding (Financials, Diversified Financial Services, AUD)	6.00	03/15/2019	1,405,000	1,467,282
International Bank for Reconstruction & Development (Financials, Commercial Banks, AUD)	5.75	10/01/2020	4,000,000	4,497,269
New South Wales Treasury Corporation (Financials, Diversified Financial Services, AUD)	3.15	11/20/2025	5,000,000	6,310,622
Telstra Corporation Limited (Telecommunication Services, Diversified Telecommunication Services, EUR)	4.25	03/23/2020	7,000,000	10,310,948

				22,586,121

Brazil: 0.02%
Banco Do Brasil (Financials, Commercial Banks, EUR)	4.50	01/20/2016	300,000	416,013

Cayman Islands: 0.02%
Voto-Votorantim Limited (Financials, Diversified Financial Services, EUR)	5.25	04/28/2017	300,000	421,532

France: 0.99%
Casino Guichard Perrach (Consumer Staples, Food & Staples Retailing, EUR)	4.38	02/08/2017	7,650,000	10,649,483
Veolia Environnement SA (Utilities, Multi-Utilities, EUR)	4.38	01/16/2017	5,000,000	7,190,340

				17,839,823

Germany: 6.45%
Dexia Kommunalbank AG (Financials, Commercial Banks, EUR)	3.50	06/05/2014	25,080,000	34,270,049
Eurohypo AG (Financials, Commercial Banks, EUR)	3.75	03/24/2014	22,080,000	30,648,802
KFW Bankengruppe (Financials, Commercial Banks, EUR)	2.25	09/21/2017	12,650,000	17,534,193
KFW Bankengruppe (Financials, Commercial Banks, NOK)	3.75	09/25/2015	75,500,000	13,659,907
KFW Bankengruppe (Financials, Commercial Banks, AUD)	6.25	12/04/2019	7,700,000	8,677,869
Kreditanstalt fur Wiederaufbau (Financials, Commercial Banks, EUR)	3.88	01/21/2019	6,250,000	9,387,492
UPC Holdings BV (Consumer Discretionary, Media, EUR)	9.63	12/01/2019	1,500,000	2,124,539

				116,302,851

Ireland: 0.12%
Smurfit Kappa Funding plc (Financials, Diversified Financial Services, EUR)	7.25	11/15/2017	1,500,000	2,104,684

Luxembourg: 3.82%
EFSF (Financials, Commercial Banks, EUR)	3.38	07/05/2021	9,000,000	12,304,774
European Investment Bank (Financials, Commercial Banks, EUR)	2.63	03/16/2020	13,100,000	17,531,046
European Investment Bank (Financials, Commercial Banks, NZD)	6.50	09/10/2014	11,189,000	9,704,179
European Investment Bank (Financials, Commercial Banks, AUD)	6.50	08/07/2019	16,400,000	17,976,708
European Investment Bank (Financials, Commercial Banks, ZAR)	9.00	12/21/2018	29,450,000	4,018,931
Fiat Industrial Finance Europe SA (Consumer Discretionary, Automobiles, EUR)	6.25	03/09/2018	3,000,000	3,976,105
Zinc Capital SA (Financials, Diversified Financial Services, EUR)	8.88	05/15/2018	3,025,000	3,483,648

				68,995,391

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—April 30, 2012 (Unaudited)	Wells Fargo Advantage International Bond Fund	9

Security Name	Interest Rate	Maturity Date	Principal	Value

Netherlands: 2.70%
Bank Nederlandse Gemeenten (Financials, Commercial Banks, EUR)	2.63%	09/01/2020	12,250,000	$16,276,623
Deutsche Telekom International Finance BV (Telecommunication Services, Diversified Telecommunication Services, EUR)	6.00	01/20/2017	7,000,000	10,888,362
Heidelberg Cement AG (Materials, Construction Materials, EUR)	8.50	10/31/2019	1,730,000	2,548,085
New World Resources NV (Materials, Metals & Mining, EUR)	7.38	05/15/2015	2,765,000	3,660,031
Rabobank Nederland (Financials, Commercial Banks, EUR)	4.25	01/16/2017	5,541,000	7,947,065
Rabobank Nederland (Financials, Commercial Banks, NZD)	6.25	07/10/2014	4,361,000	3,732,859
Ziggo Bond Company BV (Consumer Discretionary, Media, EUR) (i)144A	8.00	05/15/2018	2,500,000	3,565,718

				48,618,743

South Africa: 0.07%
Foodcorp Limited (Consumer Staples, Food & Staples Retailing, EUR)	8.75	03/01/2018	930,000	1,231,041

Switzerland: 0.76%
Eurofima (Financials, Commercial Banks, AUD)	6.25	12/28/2018	12,750,000	13,753,113

United Kingdom: 5.41%
Anglian Water Osprey Financing plc (Utilities, Water & Sewer Revenue, GBP)	7.00	01/31/2018	4,000,000	6,605,202
Aston Martin Capital Limited (Financials, Consumer Finance, GBP)	9.25	07/15/2018	2,600,000	3,417,827
BAA Funding Limited (Transportation Revenue, Airport Revenue, EUR)	4.13	10/12/2018	4,026,000	5,633,963
BAA Funding Limited (Transportation Revenue, Airport Revenue, EUR)	4.60	02/15/2018	5,450,000	7,683,160
British American Tobacco plc (Consumer Staples, Tobacco, EUR)	5.88	03/12/2015	8,175,000	12,130,448
GlaxoSmithKline plc (Health Care, Pharmaceuticals, EUR)	5.63	12/13/2017	8,000,000	12,742,405
Imperial Tobacco Finance Company (Consumer Staples, Tobacco, EUR)	4.50	07/05/2018	5,000,000	7,239,013
Imperial Tobacco Finance Company (Consumer Staples, Tobacco, EUR)	5.00	12/02/2019	4,100,000	6,099,929
Marks & Spencer Group plc (Consumer Discretionary, Multiline Retail, GBP)	6.13	12/02/2019	4,000,000	7,145,108
National Grid plc (Utilities, Multi-Utilities, EUR)	4.38	03/10/2020	1,412,000	2,103,532
Nationwide Building Society (Financials, Thrifts & Mortgage Finance, EUR)	3.75	01/20/2015	4,000,000	5,480,538
ODEON & UCI Cinemas Group (Consumer Discretionary, Hotels, Restaurants & Leisure, GBP)	9.00	08/01/2018	2,900,000	4,612,281
Phones4u Finance plc (Telecommunication Services, Diversified Telecommunication Services, GBP)	9.50	04/01/2018	2,500,000	3,651,524
Tesco plc (Consumer Staples, Food & Staples Retailing, EUR)	5.88	09/12/2016	5,350,000	8,286,410
Virgin Media Finance plc (Consumer Discretionary, Media, GBP)	8.88	10/15/2019	2,143,000	3,895,219
William Hill plc (Consumer Discretionary, Hotels, Restaurants & Leisure, GBP)	7.13	11/11/2016	550,000	964,002

				97,690,561

United States: 3.70%
General Electric Capital Corporation (Financials, Diversified Financial Services, NZD)	7.63	12/10/2014	10,200,000	8,983,442
International Bank Recronstruction & Development (Financials, Diversified Financial Services, EUR)	3.88	05/20/2019	14,100,000	21,275,293
Iron Mountain Incorporated (Industrials, Commercial Services & Supplies, EUR)	6.75	10/15/2018	1,920,000	2,541,505
National Grid USA (Utilities, Electric Utilities, EUR)	3.25	06/03/2015	2,065,000	2,881,774
Pernod Ricard SA (Consumer Staples, Beverages, EUR)	4.88	03/18/2016	3,750,000	5,367,142
Pernod Ricard SA (Consumer Staples, Beverages, EUR)	5.00	03/15/2017	1,900,000	2,748,174
Pernod Ricard SA (Consumer Staples, Beverages, EUR)	7.00	01/15/2015	2,450,000	3,639,368

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage International Bond Fund	Portfolio of Investments—April 30, 2012 (Unaudited)

Security Name	Interest Rate	Maturity Date	Principal	Value

United States: (continued)
Pfizer Incorporated (Health Care, Pharmaceuticals, EUR)	4.75%	06/03/2016	6,600,000	$9,865,308
Procter & Gamble Company (Consumer Staples, Household Products, EUR)	5.13	10/24/2017	6,000,000	9,418,498

				66,720,504

Total Foreign Corporate Bonds and Notes (Cost $440,313,644)				456,680,377

Foreign Government Bonds @: 65.73%
Australia Series 25CI (AUD)	3.24	09/20/2025	58,835,000	80,529,011
Brazil (BRL)	12.50	01/05/2016	8,000,000	5,036,330
Brazil (BRL)	12.50	01/05/2022	6,300,000	4,329,670
Caisse d’Amortissement de la Dette Sociale (EUR)	4.13	04/25/2017	10,735,000	15,596,854
Canada (CAD)	2.75	09/01/2016	92,700,000	98,384,837
Canada (NZD)	6.25	06/16/2015	18,150,000	15,947,825
Canada Housing Trust (CAD) 144A	3.15	06/15/2014	43,800,000	45,871,061
Canada Housing Trust (CAD) 144A	3.35	12/15/2020	31,000,000	33,485,398
Czech Republic (CZK)	5.00	04/11/2019	724,600,000	43,468,963
Federal Republic of Brazil (BRL)	8.50	01/05/2024	71,385,000	38,105,206
Hungary (HUF) ¤	0.00	05/02/2012	380,000,000	1,753,987
Hungary (HUF)	6.75	02/12/2013	10,925,000,000	50,120,488
Italy Buoni Poliennali del Tesoro (EUR)	3.75	08/01/2021	25,000,000	29,402,693
Italy Buoni Poliennali del Tesoro (EUR)	4.00	02/01/2017	54,300,000	70,767,867
Japan (JPY)	1.00	09/20/2021	10,195,000,000	129,625,518
Japan (JPY)	2.00	09/20/2041	3,840,000,000	49,222,365
Korea (KRW)	5.25	09/10/2015	11,400,000,000	10,627,801
Korea (KRW)	5.25	03/10/2027	33,590,000,000	34,235,154
Malaysia (MYR)	4.26	09/15/2016	153,650,000	52,785,782
Mexico (MXN)	7.25	12/15/2016	66,500,000	5,526,837
Mexico (MXN)	8.50	11/18/2038	617,000,000	53,321,585
New Zealand (NZD)	6.00	12/15/2017	45,190,000	41,976,175
Norway (NOK)	3.75	05/25/2021	335,000,000	66,503,027
Poland (PLN)	5.25	10/25/2020	146,300,000	46,154,581
Poland (PLN)	5.50	04/25/2015	17,550,000	5,682,476
Poland (PLN)	5.75	10/25/2021	8,000,000	2,599,436
Province of Ontario (AUD)	6.25	09/29/2020	13,600,000	15,207,376
Queensland Treasury (AUD)	6.25	02/21/2020	13,650,000	15,549,018
Republic of Chile (CLP)	5.50	08/05/2020	531,500,000	1,139,805
Republic of Colombia (COP)	7.75	04/14/2021	4,600,000,000	3,204,193
Republic of Peru (PEN)	7.84	08/12/2020	4,500,000	2,011,468
Republic of Peru (PEN)	8.20	08/12/2026	1,600,000	762,670
Republic of South Africa (ZAR)	8.25	09/15/2017	32,600,000	4,425,734
Republic of South Africa (ZAR)	8.75	12/21/2014	8,000,000	1,101,713
Russia (RUB)	7.85	03/10/2018	145,000,000	5,146,892
South Africa (ZAR)	6.75	03/31/2021	222,905,000	27,009,490
Spain (EUR)	4.25	10/31/2016	43,000,000	55,892,862
Spain (EUR)	5.85	01/31/2022	17,850,000	23,712,639

Total Foreign Government Bonds (Cost $1,156,842,768)				1,186,224,787

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—April 30, 2012 (Unaudited)	Wells Fargo Advantage International Bond Fund	11

Security Name	Interest Rate	Maturity Date	Principal	Value

Yankee Corporate Bonds and Notes: 3.77%

Bermuda: 0.32%
Qtel International Finance Limited (Telecommunication Services, Diversified Telecommunication Services)	4.75%	02/16/2021	$5,550,000	$5,785,875

Brazil: 0.03%
Banco Votorantim (Financials, Commercial Banks) 144A	5.25	02/11/2016	220,000	226,600
BM&F Bovespa SA (Financials, Diversified Financial Services)	5.50	07/16/2020	200,000	215,000

				441,600

Cayman Islands: 0.76%
International Petroleum Investment Company (Energy, Oil, Gas & Consumable Fuels) 144A	5.00	11/15/2020	5,700,000	5,913,750
Petrobras International Finance Company (Energy, Oil, Gas & Consumable Fuels)	5.38	01/27/2021	860,000	941,540
Petroplus Finance Limited (Energy, Oil, Gas & Consumable Fuels)	5.75	01/20/2020	6,185,000	6,899,955

				13,755,245

Luxembourg: 0.51%
ArcelorMittal (Materials, Metals & Mining)	6.25	02/25/2022	8,310,000	8,459,713
Eurasian Development Bank (Financials, Commercial Banks) (i)	7.38	09/29/2014	300,000	328,500
TNK BP Finance SA (Financials, Commercial Banks)	6.63	03/20/2017	400,000	442,000

				9,230,213

Netherlands: 0.65%
ABN AMRO Bank NV (Financials, Commercial Banks) 144A	4.25	02/02/2017	8,000,000	8,093,520
Lukoil International Finance Company BV (Energy, Oil, Gas & Consumable Fuels)	7.25	11/05/2019	200,000	225,500
Mubadala Development Company (Energy, Oil, Gas & Consumable Fuels) 144A	5.50	04/20/2021	3,200,000	3,458,461

				11,777,481

Peru: 0.49%
Banco De Credito Del Peru (Financials, Commercial Banks) (i)	4.75	03/16/2016	8,640,000	8,899,200

South Africa: 0.32%
Eskom Holdings Limited (Utilities, Electric Utilities) 144A	5.75	01/26/2021	225,000	241,875
Sable International Finance Limited (Telecommunication Services, Diversified Telecommunication Services)	7.75	02/15/2017	2,795,000	2,892,825
Transnet Limited (Industrials, Transportation Infrastructure) 144A	4.50	02/10/2016	2,500,000	2,611,053

				5,745,753

United Kingdom: 0.69%
HSBC Holdings plc (Financials, Commercial Banks)	4.00	03/30/2022	12,190,000	12,376,298

Total Yankee Corporate Bonds and Notes (Cost $66,056,265)				68,011,665

Yankee Government Bonds: 0.01%
Croatia 144A	6.25	04/27/2017	200,000	202,329

Total Yankee Government Bonds (Cost $198,946)				202,329

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage International Bond Fund	Portfolio of Investments—April 30, 2012 (Unaudited)

Security Name	Yield	Shares	Value

Short-Term Investments: 3.45%

Investment Companies: 3.45%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.11%	62,289,099	$62,289,099

Total Short-Term Investments (Cost $62,289,099)			62,289,099

Total Investments in Securities
(Cost $1,735,197,588)*	98.95%	1,785,700,403
Other Assets and Liabilities, Net	1.05	18,986,020

Total Net Assets	100.00%	$1,804,686,423

@	Foreign bond principal is denominated in local currency.

(i)	Illiquid security

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

¤	Security issued in zero coupon form with no periodic interest payments.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $1,721,968,863 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$85,494,767
Gross unrealized depreciation	(21,763,227)

Net unrealized appreciation	$63,731,540

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities—April 30, 2012 (Unaudited)	Wells Fargo Advantage International Bond Fund	13

Assets
Investments
In unaffiliated securities, at value (see cost below)	$1,723,411,304
In affiliated securities, at value (see cost below)	62,289,099

Total investments, at value (see cost below)	1,785,700,403
Foreign currency, at value (see cost below)	685,362
Receivable for Fund shares sold	4,448,408
Receivable for interest	22,873,363
Unrealized gains on forward foreign currency contracts	8,890,726
Prepaid expenses and other assets	120,613

Total assets	1,822,718,875

Liabilities
Payable for investments purchased	4,448,721
Payable for Fund shares redeemed	1,989,037
Unrealized losses on forward foreign currency exchange contracts	10,233,971
Advisory fee payable	751,569
Distribution fees payable	20,206
Due to other related parties	218,112
Accrued expenses and other liabilities	370,836

Total liabilities	18,032,452

Total net assets	$1,804,686,423

NET ASSETS CONSIST OF
Paid-in capital	$1,744,243,653
Undistributed net investment income	34,736,099
Accumulated net realized losses on investments	(23,429,509)
Net unrealized gains on investments	49,136,180

Total net assets	$1,804,686,423

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$314,128,124
Shares outstanding – Class A	27,256,448
Net asset value per share – Class A	$11.52
Maximum offering price per share – Class A2	$12.06
Net assets – Class B	$5,453,304
Shares outstanding – Class B	472,616
Net asset value per share – Class B	$11.54
Net assets – Class C	$26,096,721
Shares outstanding – Class C	2,274,943
Net asset value per share – Class C	$11.47
Net assets – Administrator Class	$210,891,521
Shares outstanding – Administrator Class	18,319,321
Net asset value per share – Administrator Class	$11.51
Net assets – Institutional Class	$1,248,116,753
Shares outstanding – Institutional Class	108,293,356
Net asset value per share – Institutional Class	$11.53

Investments in unaffiliated securities, at cost	$1,672,908,489

Investments in affiliated securities, at cost	$62,289,099

Total investments, at cost	$1,735,197,588

Foreign currency, at cost	$695,856

1.	The Fund has an unlimited amount of authorized shares.

2.	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage International Bond Fund	Statement of Operations—Six Months Ended April 30, 2012 (Unaudited)

Investment income
Interest	$33,303,132
Income from affiliated securities	16,533

Total investment income	33,319,665

Expenses
Advisory fee	4,434,175
Administration fees
Fund level	424,770
Class A	233,448
Class B	4,927
Class C	21,467
Administrator Class	88,424
Institutional Class	478,972
Shareholder servicing fees
Class A	364,762
Class B	7,698
Class C	33,543
Administrator Class	214,401
Distribution fees
Class B	23,095
Class C	100,628
Custody and accounting fees	215,692
Professional fees	18,246
Registration fees	87,149
Shareholder report expenses	82,443
Trustees’ fees and expenses	4,019
Other fees and expenses	24,042

Total expenses	6,861,901
Less: Fee waivers and/or expense reimbursements	(108,957)

Net expenses	6,752,944

Net investment income	26,566,721

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	(22,548,220)
Forward foreign currency contract transactions	(772,159)

Net realized losses on investments	(23,320,379)

Net change in unrealized gains (losses) on:
Unaffiliated securities	(19,301,234)
Forward foreign currency contract transactions	11,995,983

Net change in unrealized gains (losses) on investments	(7,305,251)

Net realized and unrealized gains (losses) on investments	(30,625,630)

Net decrease in net assets resulting from operations	$(4,058,909)

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage International Bond Fund	15

	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31, 2011

Operations
Net investment income		$26,566,721		$59,707,083
Net realized gains (losses) on investments		(23,320,379)		47,087,971
Net change in unrealized gains (losses) on investments		(7,305,251)		(56,074,973)

Net increase (decrease) in net assets resulting from operations		(4,058,909)		50,720,081

Distributions to shareholders from
Net investment income
Class A		(5,342,385)		(11,454,422)
Class B		(105,852)		(289,849)
Class C		(451,978)		(994,954)
Administrator Class		(3,278,743)		(1,550,925)
Institutional Class		(23,502,979)		(60,133,323)
Net realized gains
Class A		(1,455,591)		(1,598,161)
Class B		(33,044)		(60,416)
Class C		(140,943)		(191,188)
Administrator Class		(870,033)		(105,788)
Institutional Class		(6,108,374)		(8,219,774)

Total distributions to shareholders		(41,289,922)		(84,598,800)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	5,816,352	66,745,696	12,826,858	151,475,309
Class B	13,695	157,272	31,483	369,688
Class C	199,089	2,284,092	641,988	7,727,087
Administrator Class	5,393,324	61,610,898	14,800,564	174,600,594
Institutional Class	18,726,820	214,621,970	42,238,819	496,446,315

		345,419,928		830,618,993

Reinvestment of distributions
Class A	540,209	6,147,363	1,011,153	11,676,617
Class B	8,440	96,485	21,656	249,476
Class C	35,668	405,317	65,113	749,728
Administrator Class	115,877	1,316,084	69,499	811,895
Institutional Class	1,315,087	14,959,716	2,850,810	32,838,438

		22,924,965		46,326,154

Payment for shares redeemed
Class A	(3,281,396)	(37,686,744)	(10,512,419)	(124,295,595)
Class B	(132,423)	(1,519,766)	(291,228)	(3,462,963)
Class C	(318,121)	(3,624,755)	(887,369)	(10,329,423)
Administrator Class	(1,625,438)	(18,635,586)	(832,282)	(9,792,149)
Institutional Class	(15,495,452)	(177,835,133)	(45,688,690)	(551,411,044)

		(239,301,984)		(699,291,174)

Net increase in net assets resulting from capital share transactions		129,042,909		177,653,973

Total increase in net assets		83,694,078		143,775,254

Net assets
Beginning of period		1,720,992,345		1,577,217,091

End of period		$1,804,686,423		$1,720,992,345

Undistributed net investment income		$34,736,099		$40,851,315

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage International Bond Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31,
Class A		2011	2010[1]	2009[1]	2008[1]	2007[1]
Net asset value, beginning of period	$11.85	$12.23	$11.59	$10.36	$11.57	$10.54
Net investment income	0.16 [2]	0.39 [2]	0.40	0.39 [2]	0.47 [2]	0.43 [2]
Net realized and unrealized gains (losses) on investments	(0.21)	(0.18)	0.65	2.20	(0.92)	0.71

Total from investment operations	(0.05)	0.21	1.05	2.59	(0.45)	1.14
Distributions to shareholders from
Net investment income	(0.22)	(0.51)	(0.41)	(1.36)	(0.76)	(0.11)
Net realized gains	(0.06)	(0.08)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.28)	(0.59)	(0.41)	(1.36)	(0.76)	(0.11)
Net asset value, end of period	$11.52	$11.85	$12.23	$11.59	$10.36	$11.57
Total return[3]	(0.42)%	1.93%	9.35%	26.34%	(4.07)%	10.90%
Ratios to average net assets (annualized)
Gross expenses	1.03%	1.02%	1.10%	1.05%	1.01%	1.05%
Net expenses	1.03%	1.02%	1.08%	1.05%	0.99%	1.00%
Net investment income	2.78%	3.26%	3.53%	3.65%	4.05%	4.01%
Supplemental data
Portfolio turnover rate	50%	88%	89%	118%	87%	106%
Net assets, end of period (000’s omitted)	$314,128	$286,577	$255,134	$246,719	$66,649	$49,993

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen International Bond Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class A of Evergreen International Bond Fund.

2.	Calculated based upon average shares outstanding.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage International Bond Fund	17

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31,
Class B		2011	2010[1]	2009[1]	2008[1]	2007[1]
Net asset value, beginning of period	$11.88	$12.25	$11.54	$10.37	$11.58	$10.56
Net investment income	0.12 [2]	0.31	0.29	0.30 [2]	0.38 [2]	0.35 [2]
Net realized and unrealized gains (losses) on investments	(0.21)	(0.19)	0.67	2.21	(0.91)	0.70

Total from investment operations	(0.09)	0.12	0.96	2.51	(0.53)	1.05
Distributions to shareholders from
Net investment income	(0.19)	(0.41)	(0.25)	(1.34)	(0.68)	(0.03)
Net realized gains	(0.06)	(0.08)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.25)	(0.49)	(0.25)	(1.34)	(0.68)	(0.03)
Net asset value, end of period	$11.54	$11.88	$12.25	$11.54	$10.37	$11.58
Total return[3]	(0.74)%	1.15%	8.55%	25.44%	(4.74)%	10.08%
Ratios to average net assets (annualized)
Gross expenses	1.78%	1.77%	1.85%	1.79%	1.74%	1.74%
Net expenses	1.78%	1.77%	1.82%	1.79%	1.74%	1.74%
Net investment income	2.01%	2.53%	2.77%	2.86%	3.30%	3.28%
Supplemental data
Portfolio turnover rate	50%	88%	89%	118%	87%	106%
Net assets, end of period (000’s omitted)	$5,453	$6,925	$10,060	$11,615	$10,345	$7,747

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen International Bond Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class B of Evergreen International Bond Fund.

2.	Calculated based upon average shares outstanding.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage International Bond Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31,
Class C		2011	2010[1]	2009[1]	2008[1]	2007[1]
Net asset value, beginning of period	$11.81	$12.20	$11.51	$10.35	$11.56	$10.53
Net investment income	0.13	0.31	0.33	0.30 [2]	0.38 [2]	0.35 [2]
Net realized and unrealized gains (losses) on investments	(0.22)	(0.19)	0.64	2.20	(0.91)	0.71

Total from investment operations	(0.09)	0.12	0.97	2.50	(0.53)	1.06
Distributions to shareholders from
Net investment income	(0.19)	(0.43)	(0.28)	(1.34)	(0.68)	(0.03)
Net realized gains	(0.06)	(0.08)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.25)	(0.51)	(0.28)	(1.34)	(0.68)	(0.03)
Net asset value, end of period	$11.47	$11.81	$12.20	$11.51	$10.35	$11.56
Total return[3]	(0.74)%	1.11%	8.61%	25.47%	(4.85)%	10.09%
Ratios to average net assets (annualized)
Gross expenses	1.78%	1.77%	1.85%	1.79%	1.74%	1.74%
Net expenses	1.78%	1.77%	1.82%	1.79%	1.74%	1.74%
Net investment income	2.02%	2.50%	2.77%	2.87%	3.31%	3.27%
Supplemental data
Portfolio turnover rate	50%	88%	89%	118%	87%	106%
Net assets, end of period (000’s omitted)	$26,097	$27,861	$30,974	$33,330	$18,044	$19,983

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen International Bond Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class C of Evergreen International Bond Fund.

2.	Calculated based upon average shares outstanding.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage International Bond Fund	19

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31,
Administrator Class		2011	2010[1]
Net asset value, beginning of period	$11.83	$12.23	$11.39
Net investment income	0.17 [2]	0.38 [2]	0.11 [2]
Net realized and unrealized gains (losses) on investments	(0.21)	(0.16)	0.82

Total from investment operations	(0.04)	0.22	0.93
Distributions to shareholders from
Net investment income	(0.22)	(0.54)	(0.09)
Net realized gains	(0.06)	(0.08)	0.00

Total distributions to shareholders	(0.28)	(0.62)	(0.09)
Net asset value, end of period	$11.51	$11.83	$12.23
Total return[3]	(0.28)%	2.03%	8.21%
Ratios to average net assets (annualized)
Gross expenses	0.97%	0.95%	1.05%
Net expenses	0.85%	0.85%	0.85%
Net investment income	2.96%	3.21%	3.63%
Supplemental data
Portfolio turnover rate	50%	88%	89%
Net assets, end of period (000’s omitted)	$210,892	$170,836	$4,866

1.	For the period from July 30, 2010 (commencement of class operations) to October 31, 2010.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage International Bond Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31,
Institutional Class		2011	2010[1]	2009[1]	2008[1]	2007[1]
Net asset value, beginning of period	$11.84	$12.23	$11.59	$10.35	$11.56	$10.54
Net investment income	0.18 [2]	0.44	0.44	0.43	0.50	0.47
Net realized and unrealized gains (losses) on investments	(0.20)	(0.20)	0.65	2.18	(0.92)	0.69

Total from investment operations	(0.02)	0.24	1.09	2.61	(0.42)	1.16
Distributions to shareholders from
Net investment income	(0.23)	(0.55)	(0.45)	(1.37)	(0.79)	(0.14)
Net realized gains	(0.06)	(0.08)	0.00	0.00	0.00	0.00

Total distributions to shareholders	(0.29)	(0.63)	(0.45)	(1.37)	(0.79)	(0.14)
Net asset value, end of period	$11.53	$11.84	$12.23	$11.59	$10.35	$11.56
Total return[3]	(0.15)%	2.19%	9.73%	26.71%	(3.88)%	11.14%
Ratios to average net assets (annualized)
Gross expenses	0.70%	0.69%	0.82%	0.79%	0.73%	0.74%
Net expenses	0.70%	0.69%	0.80%	0.79%	0.73%	0.74%
Net investment income	3.10%	3.60%	3.79%	3.86%	4.31%	4.31%
Supplemental data
Portfolio turnover rate	50%	88%	89%	118%	87%	106%
Net assets, end of period (000’s omitted)	$1,248,117	$1,228,793	$1,276,184	$997,308	$902,304	$1,032,304

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen International Bond Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Class I of Evergreen International Bond Fund.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage International Bond Fund	21

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage International Bond Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Fixed income securities with original maturities exceeding 60 days are valued based on available evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued prices are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. The securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar

22	Wells Fargo Advantage International Bond Fund	Notes to Financial Statements (Unaudited)

equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Forward foreign currency contracts

The Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years which began after December 22, 2010 for an unlimited period. However, any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than be considered all short-term as under previous law. In addition, the Fund may elect to defer any portion of a post-October capital loss or qualified late-year ordinary loss to the first day of the following taxable year. A post-October capital loss is the greatest of the net capital loss, net short-term capital loss or net long-term capital loss for the portion of the taxable year after October 31. A qualified late-year ordinary loss is the net loss comprised of (a) net gain or loss from the sale or other disposition of capital assets for the portion of the taxable year after October 31, and (b) other ordinary income or loss for the portion of the taxable year after December 31.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage International Bond Fund	23

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate bonds and notes	$0	$12,292,146	$0	$12,292,146
Foreign corporate bonds and notes	0	456,680,377	0	456,680,377
Foreign government bonds	0	1,186,224,787	0	1,186,224,787
Yankee corporate bonds and notes	0	68,011,665	0	68,011,665
Yankee government bonds	0	202,329	0	202,329
Short-term investments
Investment companies	62,289,099	0	0	62,289,099
	$62,289,099	$1,723,411,304	$0	$1,785,700,403

Further details on the major security types listed above can be found in the Portfolio of Investments.

As of April 30, 2012, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward foreign currency contracts+	$0	$(1,343,245)	$0	$(1,343,245)

+	Forward foreign currency contracts are presented at the unrealized gains or losses on the instrument.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended April 30, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

24	Wells Fargo Advantage International Bond Fund	Notes to Financial Statements (Unaudited)

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.55% and declining to 0.45% as the average daily net assets of the Fund increase. For the six months ended April 30, 2012, the advisory fee was equivalent to an annual rate of 0.52% of the Fund’s average daily net assets.

Funds Management has retained the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by Funds Management and do not increase the overall fees paid by the Fund. First International Advisors, LLC, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Class A, Class B, Class C	0.16%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.03% for Class A, 1.78% for Class B, 1.78% for Class C, 0.85% for Administrator Class and 0.73% for Institutional Class.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended April 30, 2012, Wells Fargo Funds Distributor, LLC received $5,965 from the sale of Class A shares and $1,965 and $626 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations (if any) and short-term securities, for the six months ended April 30, 2012 were $925,530,750 and $835,536,715, respectively.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage International Bond Fund	25

6. DERIVATIVE TRANSACTIONS

During the six months ended April 30, 2012, the Fund entered into forward foreign currency exchange contracts for economic hedging purposes.

At April 30, 2012, the Fund had forward foreign currency contracts outstanding as follows:

Forward foreign currency contracts to buy:

Exchange Date	Counterparty	Contracts to Receive		U.S. Value at April 30, 2012	In Exchange for U.S. $	Unrealized Gains (Losses)
05/02/2012	State Street Bank	310,624,700	JPY	$3,890,590	$3,854,861	$35,729
05/14/2012	State Street Bank	36,230,000	CZK	1,922,596	1,910,512	12,084
06/04/2012	State Street Bank	8,500,000	MYR	2,802,321	2,804,355	(2,034)
06/12/2012	State Street Bank	14,500,000,000	JPY	181,677,233	178,338,625	3,338,608

Exchange Date	Counterparty	Contracts to Receive		U.S. Value at April 30, 2012	In Exchange for		U.S. Value at April 30, 2012	Unrealized Gains (Losses)
05/02/2012	State Street Bank	65,700,000	CAD	$66,506,661	5,283,396,900	JPY	$66,174,811	$331,850
05/02/2012	State Street Bank	24,900,000	CAD	25,205,721	1,997,527,800	JPY	25,019,136	186,585
05/02/2012	State Street Bank	6,103,432,000	JPY	76,445,792	80,000,000	CAD	80,982,236	(4,536,444)
05/02/2012	State Street Bank	866,868,000	JPY	10,857,565	10,600,000	CAD	10,730,146	127,419
05/21/2012	State Street Bank	3,492,470,000	JPY	43,750,240	145,000,000	PLN	45,898,802	(2,148,562)
06/04/2012	State Street Bank	50,110,000	CAD	50,689,460	4,056,604,940	JPY	50,823,057	(133,597)
06/04/2012	State Street Bank	10,600,000	CAD	10,722,576	866,014,700	JPY	10,849,840	(127,264)
06/04/2012	State Street Bank	78,021,809	EUR	103,289,978	101,600,000	CAD	102,774,877	515,101
06/13/2012	State Street Bank	6,556,886,000	JPY	82,155,084	98,000,000	NZD	79,917,795	2,237,289
06/15/2012	State Street Bank	9,125,820,000	JPY	114,345,037	110,000,000	AUD	114,085,725	259,312
06/21/2012	State Street Bank	1,334,907,700	JPY	16,727,171	10,150,000	GBP	16,467,416	259,755
02/12/2013	State Street Bank	19,380,583	EUR	25,730,300	5,901,000,000	HUF	26,284,502	(554,202)
02/12/2013	State Street Bank	16,315,789	EUR	21,661,379	4,960,000,000	HUF	22,093,057	(431,678)

Forward foreign currency contracts to sell:

Exchange Date	Counterparty	Contracts to Deliver		U.S. Value at April 30, 2012	In Exchange for U.S. $	Unrealized Gains (Losses)
05/02/2012	State Street Bank	380,000,000	HUF	$1,754,162	$1,621,852	$(132,310)
05/14/2012	State Street Bank	850,000,000	CZK	45,106,442	44,435,151	(671,291)
05/16/2012	State Street Bank	72,100,000	BRL	37,722,430	39,218,886	1,496,456
05/29/2012	State Street Bank	21,920,000	ZAR	2,809,188	2,817,209	8,021
05/29/2012	State Street Bank	225,000,000	ZAR	28,835,190	28,917,707	82,517
06/21/2012	State Street Bank	1,900,000	GBP	3,082,571	3,019,936	(62,635)
06/21/2012	State Street Bank	1,250,000	GBP	2,028,007	1,981,613	(46,394)
06/21/2012	State Street Bank	810,000	GBP	1,314,148	1,308,166	(5,982)
06/21/2012	State Street Bank	4,135,000	GBP	6,708,647	6,545,622	(163,025)
06/21/2012	State Street Bank	400,000	GBP	648,962	642,796	(6,166)
07/18/2012	State Street Bank	55,500,000	EUR	73,495,587	72,283,200	(1,212,387)

The Fund had average contract amounts of $716,047,304 and $170,734,214 in forward foreign currency exchange contracts to buy and forward foreign currency exchange contracts to sell, respectively, during the six months ended April 30, 2012.

26	Wells Fargo Advantage International Bond Fund	Notes to Financial Statements (Unaudited)

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the appropriate financial statements.

7. BANK BORROWINGS

The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended April 30, 2012, the Fund paid $1,987 in commitment fees.

For the six months ended April 30, 2012, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

In May 2011, FASB issued ASU No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. Management expects that adoption of the ASU will result in additional disclosures in the financial statements, as applicable.

In April 2011, FASB issued ASU No. 2011-03 Reconsideration of Effective Control for Repurchase Agreements. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management has evaluated the impact of adopting the ASU and expects no significant changes.

Other Information (Unaudited)	Wells Fargo Advantage International Bond Fund	27

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargoadvantagefunds.com, or visiting the SEC Web site at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at wellsfargoadvantagefunds.com or by visiting the SEC Web site at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28	Wells Fargo Advantage International Bond Fund	Other Information (Unaudited)

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 137 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Other Information (Unaudited)	Wells Fargo Advantage International Bond Fund	29

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at wellsfargoadvantagefunds.com.

30	Wells Fargo Advantage International Bond Fund	Other Information (Unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in person meeting held on March 29-30, 2012 (the “Meeting”), the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage International Bond Fund (the “Fund”) and (ii) an investment sub-advisory agreement with First International Advisors, LLC (“FIA”) for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with FIA are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and FIA and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

In providing information to the Board, Funds Management was guided by a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf at the start of the Board’s annual contract renewal process earlier in 2012. In approving the Advisory Agreements, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee likely attributed different weights to various factors.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and FIA under the Advisory Agreements. The Board also received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and FIA, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and FIA. In addition, the Board took into account the administrative services provided to the Fund by Funds Management and its affiliates.

The Board’s decision to approve the continuation of the Advisory Agreements was based on a comprehensive evaluation of all of the information provided to it. In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and FIA about various topics, including Funds Management’s oversight of service providers. The above factors, together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Board in concluding that the nature, extent and quality of the investment advisory services provided to the Fund by Funds Management and FIA supported the re-approval of the Advisory Agreements. Although the Board considered the continuation of the Advisory Agreements for the Fund as part of the larger process of considering the continuation of the advisory agreements for all of the funds in the complex, its decision to continue the Advisory Agreements for the Fund was ultimately made on a fund-by-fund basis.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2011. The Board also considered these results in comparison to the median performance of a universe of relevant funds (the “Universe”) that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund, and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe. The Board

Other Information (Unaudited)	Wells Fargo Advantage International Bond Fund	31

noted that the performance of the Fund was higher than the median performance of the Universe for all periods under review. The Board also noted that the performance of the Fund was higher than or in range of its benchmark, the Lipper International Income Funds Index, for the periods under review.

The Board received and considered information regarding the Fund’s contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an “Expense Group”) that was determined by Lipper to be similar to the Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in the Fund’s Expense Group. The Board noted that the net operating expense ratios of the Fund were lower than or in range of the Fund’s Expense Group’s median net operating expense ratios.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements for the Fund.
Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rate that is payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rate”), both on a stand-alone basis and on a combined basis with the Fund’s administration fee rate. The Board took into account the separate administrative and other services covered by the administration fee rate. The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Funds Management to FIA for investment sub-advisory services (the “Sub-Advisory Agreement Rate”). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rate and considered the Advisory Agreement Rate after taking the waivers/caps into account (the “Net Advisory Rate”).

The Board received and considered information comparing the Advisory Agreement Rate and Net Advisory Rate with those of other funds in the Fund’s Expense Group median. The Board noted that the Advisory Agreement Rate and Net Advisory Rate for the Fund were in range of the median rates for the Fund’s Expense Group, except for Class A. The Board noted that Funds Management proposed to extend contractual fee cap arrangements for the Fund designed to lower the Fund’s expenses until February 28, 2014.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and FIA to other types of clients. In this regard, the Board received information about differences between the services, and the compliance, reporting, and other legal burdens and risks of providing investment advice to mutual funds and those associated with providing advice to non-mutual fund clients such as collective funds or institutional separate accounts.

The Board determined that the Advisory Agreement Rate for the Fund, both with and without an administration fee rate and before and after waivers, was reasonable in light of the Fund’s Expense Group information, the net expense ratio commitments, the services covered by the Advisory Agreements and other information provided. The Board also reviewed and considered the Sub-Advisory Agreement Rate and concluded that the Sub-Advisory Agreement Rate was reasonable in light of the services covered by the sub-advisory agreement and other information provided.

Profitability

The Board received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to the collective Wells Fargo businesses that provide services to the Fund. It considered that the information provided to it was necessarily estimated, and that the profitability information provided to it, especially on a fund-by-fund basis, did not necessarily provide a precise tool for evaluating the appropriateness of the Fund’s Advisory Agreement Rate in isolation. It noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on, among other things, the size and type of fund. The Board concluded that the profitability reported by Funds Management was not unreasonable.

The Board did not consider separate profitability information with respect to FIA, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

32	Wells Fargo Advantage International Bond Fund	Other Information (Unaudited)

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee structure, which operate generally to reduce the effective Advisory Agreement Rate of the Fund (as a percentage of Fund assets) as the Fund grows in size. It considered that, as a fund shrinks in size, breakpoints conversely result in increasing fee levels. The Board noted that it would have on-going opportunities to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward sharing economies of scale, if any, with the Fund. However, the Board acknowledged the inherent limitations of any analysis of an investment adviser’s economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board’s understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Other benefits to Funds Management and FIA

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including FIA, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and FIA with the Fund and benefits potentially derived from an increase in Funds Management’s and FIA’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including FIA).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that various financial institutions, including affiliates of Funds Management may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized and any benefits that may be realized by using an affiliated broker.

Other factors and broader review

The Board also considered the markets for distribution of the Fund’s shares, including the channels through which the Fund’s shares are offered and sold. The Board noted that the Fund is part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Board reviews detailed materials received from Funds Management and FIA annually as part of the re-approval process under Section 15 of the 1940 Act and also reviews and assesses information about the quality of the services that the Fund receives throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

List of Abbreviations	Wells Fargo Advantage International Bond Fund	33

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Agreement
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPA	— Standby Purchase Agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate Trading of Registered Interest and Principal Securities
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

This page is intentionally left blank.

FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

209719 06-12 SA235/SAR235 4-12

Wells Fargo Advantage Asia Pacific Fund

Semi-Annual Report

April 30, 2012

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of April 30, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $211 billion in assets under management, as of April 30, 2012.

Equity Funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Equity Value Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
Capital Growth Fund	Growth Fund	Small Cap Opportunities Fund
Common Stock Fund	Index Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Equity Fund	Small Company Growth Fund
Discovery Fund†	International Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified International Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified Small Cap Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Emerging Markets Local Bond Fund	Omega Growth Fund	Utility and Telecommunications Fund
Endeavor Select Fund†
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Asia Pacific Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

The period was marked by continued concerns about the possible global economic effects of the ongoing European sovereign debt crisis that began in Greece and later spread to the larger economies of Italy and Spain.

The Greek credit crisis was seemingly addressed in March 2012, when the Greek government came to an agreement with its creditors that allowed it to write down the principal on most of its bonds in exchange for increased financial austerity.

Dear Valued Shareholder:

We’re pleased to offer you this semi-annual report for the Wells Fargo Advantage Asia Pacific Fund for the six-month period that ended April 30, 2012. The period was marked by continued concerns about the possible global economic effects of the ongoing European sovereign debt crisis that began in Greece and later spread to the larger economies of Italy and Spain. Widespread support from central banks helped push developed market indexes to gains, but several emerging markets posted losses for the period.

Macroeconomic optimism seemed to fade as global growth slowed and worries rose.

Prior to and throughout the reporting period, concerns about the eurozone sovereign debt situation returned to center stage. Investors became increasingly concerned that Greece would default on its debt, a scenario that only seemed more likely as eurozone leaders began to openly discuss a “voluntary” haircut on Greek debt for private investors. Because many eurozone banks owned Greek debt and many U.S. banks had financial ties to eurozone banks, investors worried about the effects of such an event on the financial systems and on the global economy.

In October 2011, market participants turned their attention to the debt burdens of Italy—which, like the U.S., also had its credit rating downgraded by Standard & Poor’s—because even though it had a relatively modest budget deficit, it had a high amount of outstanding debt and a stagnant economy. French banks were heavily exposed to Italian debt, so Italy’s woes led to fears of a state bailout of French banks and a resulting increase in France’s expenditures.

The Greek credit crisis was seemingly addressed in March 2012, when the Greek government came to an agreement with its creditors that allowed it to write down the principal on most of its bonds in exchange for increased financial austerity. The Greek agreement, combined with unprecedented support for eurozone banks by the European Central Bank (ECB), seemed to calm investor concerns, at least temporarily, and most developed markets—both in Europe and Asia—ended the period with gains, including Japan and Singapore. The news flow from the eurozone dominated stock prices, even for emerging markets, in part because the eurozone economies are key end markets for several exporters. Indexes in major countries such as Brazil and India ended the period with losses. However, China’s stock market ended the period with a gain as investors hoped that the country and the entire southeast Asia region would be able to sustain growth. Some of the largest stock market gains came within smaller markets, such as the Philippines and Thailand.

The U.S. economy reported relatively solid news.

In contrast to worrisome data from the eurozone, U.S. economic data remained moderately positive. Reported gross domestic product (GDP) growth came in at a 1.8% annualized rate in the third quarter of 2011 and then accelerated to a 3.0% annualized rate in the fourth quarter. The initial estimate for GDP growth in the first quarter of 2012 came in at a 2.2% annualized rate, further supporting the case for economic recovery. In addition, the major banks appeared to have taken steps toward repairing their balance sheets; in March, the Federal Reserve (Fed) announced that 15 of the 19 major banks had passed a “stress test” in

Letter to Shareholders	Wells Fargo Advantage Asia Pacific Fund	3

which the Fed attempted to gauge whether the banks could survive a severe recession that included a 50% drop in the stock market and a 21% percent decline in housing prices.

Financial stocks rebounded and outperformed the broader market for the reporting period after the Fed released details of the stress test. Stocks generally rallied across the market as investors seemed to be increasingly confident that the U.S. would not return to recession.

Central banks continued to provide stimulus.

Throughout the reporting period, the Federal Open Market Committee kept its key interest rates effectively at zero in order to support the economy and financial system. In response to extreme market volatility and signs of a weakening economy, the Fed announced its intention to keep interest rates low until at least late 2014.

Likewise, the Bank of Japan voted in late April to keep its key policy rate in a range of 0.0% to 0.1%. The bank announced that it would expand its government bond purchases by 10 trillion yen ($123.8 billion), targeting a 1.0% inflation rate in an attempt to end the country’s multi-year deflation.

As of November 1, 2011, the ECB had a key rate of 1.50%, which it had increased from 1.0% in an attempt to keep inflation in check. Soon, in response to weakness in the southern European economies, the ECB lowered its key rate to 1.25% in early November 2011 and 1.0% in December 2011. The ECB also continued to provide virtually unlimited liquidity for banks, announcing a Long-Term Refinancing Operation in December through which it provided low-cost three-year loans to lenders.

We use time-tested investment strategies, even as many variables are at work in the market.

Elevated unemployment and debt defaults continue to pressure consumers and businesses alike. In our experience, strict adherence to time-tested investment strategies has its rewards. As a whole, Wells Fargo Advantage Funds represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, we believe it helps in managing risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our Web site at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

4	Wells Fargo Advantage Asia Pacific Fund	Letter to Shareholders

Notice to Shareholders

The Board of Trustees for Wells Fargo Advantage Funds has unanimously approved the following modifications to certain net asset value (NAV) waiver privileges and commission schedules:

■	Effective May 1, 2012, automatic investment plan (AIP) purchases and proceeds received from systematic withdrawals will no longer qualify for NAV repurchase privileges.

■

Effective May 1, 2012, discretionary rights to waive the upfront commission for Class C and “jumbo” Class A share purchases will no longer be granted to broker/dealers. However, we will continue to waive the Class C shares contingent deferred sales charge for redemptions by employer-sponsored retirement plans where the dealer of record waived its commission at the time of purchase.

■

Effective July 31, 2012, NAV purchase privileges for former Evergreen Class IS and Class R shareholders are being modified to remove the ability to purchase Class A shares at NAV unless those shares are held directly with the Fund on or after July 31, 2012.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

Performance Highlights (Unaudited)	Wells Fargo Advantage Asia Pacific Fund	5

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Anthony L.T. Cragg

Alison Shimada2

FUND INCEPTION

December 31, 1993

TEN LARGEST EQUITY HOLDINGS[1] (AS OF APRIL 30, 2012)
Taiwan Semiconductor Manufacturing Company Limited	3.10%
Samsung Electronics Company Limited	2.67%
Telecom Corporation of New Zealand Limited	2.50%
Mizuho Financial Group Incorporated	2.34%
Toyota Motor Corporation	2.17%
China Construction Bank	2.01%
Industrial & Commercial Bank of China Class H	1.99%
iShares MSCI China Index ETF	1.94%
PetroChina Company Limited	1.84%
China Mobile Limited	1.51%

SECTOR DISTRIBUTION[3] (AS OF APRIL 30, 2012)

1.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

2.	Effective June 8, 2012, Alison Shimada became co-portfolio manager of the Fund.

3.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Asia Pacific Fund	Performance Highlights (Unaudited)

AVERAGE ANNUAL TOTAL RETURN4 (%) (AS OF APRIL 30, 2012)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[5]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[6]
Class A (WFAAX)	07/31/2007	2.13	(10.95)	(3.08)	8.61	8.39	(5.53)	(1.92)	9.26	1.75%	1.62%
Class C (WFCAX)	07/31/2007	6.99	(7.21)	(2.69)	8.50	7.99	(6.21)	(2.69)	8.50	2.50%	2.37%
Administrator Class (WFADX)	07/30/2010					8.35	(5.40)	(1.87)	9.29	1.59%	1.42%
Institutional Class (WFPIX)	07/30/2010					8.48	(5.18)	(1.82)	9.32	1.32%	1.27%
Investor Class (SASPX)	12/31/1993					8.31	(5.62)	(2.01)	9.21	1.82%	1.67%
MSCI All Country Asia Pacific Index (Net)[7]						4.05	(7.74)	(0.75)	7.32

*	Returns for periods of less than one year are not annualized.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s Web site – wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to regional risk, and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

4.	Historical performance shown for Class A shares prior to their inception reflects the performance of the Investor Class shares, and includes the higher expenses applicable to the Investor Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Class C shares prior to their inception reflects the performance of the Investor Class shares, adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for the Administrator and Institutional Class shares prior to their inception reflects the performance of the Class A shares, and includes the higher expenses applicable to the Class A shares. If these expenses had not been included, returns would be higher.

5.	Reflects the expense ratios as stated in the most recent prospectuses.

6.	The Adviser has committed through February 28, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.60% for Class A, 2.35% for Class C, 1.40% for Administrator Class, 1.25% for Institutional Class and 1.65% for Investor Class. Without this cap, the Fund’s returns would have been lower.

7.	The Morgan Stanley Capital International (MSCI) All Country Asia Pacific Index (Net) is a total return, capitalization-weighted index that measures the performance of stock markets in 15 Pacific region countries, including Australia, China, Hong Kong, India, Indonesia, Japan, Korea, Malaysia, New Zealand, Pakistan, the Philippines, Singapore, Sri Lanka, Taiwan and Thailand. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

Fund Expenses (Unaudited)	Wells Fargo Advantage Asia Pacific Fund	7

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2011 to April 30, 2012.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11-01-2011	Ending Account Value 04-30-2012	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,083.87	$8.29	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.91	$8.02	1.60%
Class C
Actual	$1,000.00	$1,079.93	$12.15	2.35%
Hypothetical (5% return before expenses)	$1,000.00	$1,013.18	$11.76	2.35%
Administrator Class
Actual	$1,000.00	$1,083.51	$7.25	1.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.90	$7.02	1.40%
Institutional Class
Actual	$1,000.00	$1,084.80	$6.48	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.65	$6.27	1.25%
Investor Class
Actual	$1,000.00	$1,083.14	$8.55	1.65%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.66	$8.27	1.65%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

8	Wells Fargo Advantage Asia Pacific Fund	Portfolio of Investments—April 30, 2012 (Unaudited)

Security Name	Shares	Value

Common Stocks: 91.66%

Australia: 4.19%
Amcor Limited (Materials, Containers & Packaging)	116,837	$915,472
Insurance Australia Group Limited (Financials, Insurance)	432,206	1,594,193
Macquarie Group Limited (Financials, Capital Markets)	33,500	1,019,584
Newcrest Mining Limited (Materials, Metals & Mining)	51,097	1,400,226
Platinum Asset Management Limited (Financials, Capital Markets)	235,000	1,077,376
Sonic Healthcare Limited (Health Care, Health Care Providers & Services)	74,400	977,541
Transurban Group (Industrials, Transportation Infrastructure)	155,266	949,645

		7,934,037

Bermuda: 1.08%
Biosensors International Group Limited (Health Care, Health Care Equipment & Supplies) †	1,221,000	1,317,200
Silverlake Axis Limited (Information Technology, Software)	2,595,000	733,939

		2,051,139

Cayman Islands: 1.60%
ANTA Sports Products Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,253,000	1,238,683
Chow Tai Fook Jewellery Group (Consumer Discretionary, Specialty Retail) †	1,189,200	1,790,241

		3,028,924

China: 9.79%
Bank of China Limited (Financials, Commercial Banks)	4,508,000	1,888,344
China Construction Bank (Financials, Commercial Banks)	4,887,000	3,804,461
China Life Insurance Company Limited (Financials, Insurance)	475,000	1,285,662
China Petroleum & Chemical Corporation (Energy, Oil, Gas & Consumable Fuels)	828,000	892,176
CITIC Securities Company Limited (Financials, Capital Markets) †	910,000	1,911,802
Industrial & Commercial Bank of China Class H (Financials, Commercial Banks)	5,637,000	3,763,498
PetroChina Company Limited (Energy, Oil, Gas & Consumable Fuels)	2,302,000	3,489,205
Zijin Mining Group Company Limited Class H (Materials, Metals & Mining)	4,616,000	1,505,221

		18,540,369

Hong Kong: 3.43%
Cathay Pacific Airways Limited (Industrials, Airlines)	501,000	849,782
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	259,000	2,869,191
China Resources Land Limited (Financials, Real Estate Management & Development)	514,000	989,755
Shangri-La Asia Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	538,000	1,142,756
Sunlight Real Estate LLC (Financials, REITs)	1,989,000	640,898

		6,492,382

India: 3.18%
Ashok Leyland Limited (Industrials, Machinery)	1,733,500	1,059,178
Coal India Limited (Energy, Oil, Gas & Consumable Fuels)	215,700	1,442,161
Cox & Kings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	407,500	1,164,507
ICICI Bank Limited (Financials, Commercial Banks)	79,300	1,327,711
Lupin Limited (Health Care, Pharmaceuticals)	98,500	1,032,474

		6,026,031

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—April 30, 2012 (Unaudited)	Wells Fargo Advantage Asia Pacific Fund	9

Security Name	Shares	Value

Indonesia: 4.04%
Energi Mega Persada TBK PT (Energy, Oil, Gas & Consumable Fuels) †	68,891,000	$1,446,707
Jasa Marga TBK PT (Industrials, Transportation Infrastructure)	2,421,000	1,409,319
Lippo Karawaci TBK PT (Financials, Real Estate Management & Development)	28,554,500	2,578,775
Telekomunikasi Indonesia TBK PT (Telecommunication Services, Diversified Telecommunication Services)	2,407,000	2,226,157

		7,660,958

Japan: 23.70%
Bridgestone Corporation (Consumer Discretionary, Auto Components)	81,300	1,939,836
Casio Computer Company Limited (Consumer Discretionary, Household Durables)	143,700	962,920
Hitachi Limited (Information Technology, Electronic Equipment, Instruments & Components)	151,000	968,337
Honda Motor Company Limited (Consumer Discretionary, Automobiles)	72,200	2,618,878
Industrial & Infrastructure Fund Investment Company (Financials, REITs)	450	2,739,228
Japan Retail Fund Investment Corporation (Financials, REITs)	800	1,277,555
Marubeni Corporation (Industrials, Trading Companies & Distributors)	402,000	2,809,569
Mitsubishi Corporation (Industrials, Trading Companies & Distributors)	122,600	2,676,501
Mitsubishi Electric Corporation (Industrials, Electrical Equipment)	209,000	1,850,739
Mitsubishi Estate Company Limited (Financials, Real Estate Management & Development)	88,000	1,569,539
Mitsubishi UFJ Financial Group Incorporated (Financials, Commercial Banks)	554,000	2,685,346
Mitsui Fudosan Company Limited (Financials, Real Estate Management & Development)	84,000	1,553,958
Mizuho Financial Group Incorporated (Financials, Commercial Banks)	2,787,500	4,434,024
Modec Incorporated (Energy, Energy Equipment & Services)	95,100	2,003,484
Nabtesco Corporation (Industrials, Machinery)	65,000	1,401,929
Sanrio Company Limited (Consumer Discretionary, Specialty Retail)	35,900	1,580,517
Taiyo Yuden Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	191,000	2,066,934
THK Company Limited (Industrials, Machinery)	93,100	1,870,396
Toho Titanium Company Limited (Materials, Metals & Mining)	111,100	1,575,215
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	99,300	4,110,552
Yamada Denki Company Limited (Consumer Discretionary, Specialty Retail)	33,760	2,198,798

		44,894,255

Malaysia: 2.03%
Bumi Armada Berhad (Energy, Energy Equipment & Services)	633,000	834,656
Bumiputra Commerce Holdings Berhad (Financials, Commercial Banks)	370,300	906,782
Malayan Banking Berhad (Financials, Commercial Banks)	344,200	981,641
Sunway Berhad (Financials, Real Estate Management & Development) †	1,405,100	1,114,422

		3,837,501

New Zealand: 2.50%
Telecom Corporation of New Zealand Limited (Telecommunication Services, Diversified Telecommunication Services)	2,202,900	4,737,737

Philippines: 2.60%
GT Capital Holdings Incorporated (Financials, Capital Markets) †	135,300	1,631,163
Megaworld Corporation (Financials, Real Estate Management & Development)	30,340,000	1,559,398
Philex Mining Corporation (Materials, Metals & Mining)	2,939,100	1,736,867

		4,927,428

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Asia Pacific Fund	Portfolio of Investments—April 30, 2012 (Unaudited)

Security Name	Shares	Value

Singapore: 17.90%
Ascott Residence Trust (Financials, REITs)	535,000	$484,202
Cache Logistics Trust (Financials, REITs)	1,750,000	1,463,636
CapitaLand Limited (Financials, Real Estate Management & Development)	569,000	1,351,806
CapitaMall Trust (Financials, REITs)	1,745,000	2,538,182
CapitaRetail China Trust (Financials, REITs)	1,348,200	1,410,844
CDL Hospitality Trusts (Financials, REITs)	1,612,000	2,461,964
CSE Global Limited (Information Technology, IT Services)	1,498,000	901,826
DBS Group Holdings Limited (Financials, Commercial Banks)	215,000	2,425,374
Fraser & Neave Limited (Industrials, Industrial Conglomerates)	282,000	1,604,267
Frasers Centrepoint Trust (Financials, REITs)	1,112,000	1,433,244
Indofood Agri Resources Limited (Consumer Staples, Food Products) †	766,000	882,061
Keppel Corporation Limited (Industrials, Industrial Conglomerates)	101,000	901,859
Mapletree Commercial Trust (Financials, REITs)	1,927,000	1,417,026
OSIM International Limited (Consumer Discretionary, Specialty Retail)	944,000	923,022
Oversea-Chinese Banking Corporation Limited (Financials, Commercial Banks)	163,000	1,180,186
Parkway Life Real Estate Investment Trust (Financials, REITs)	1,322,000	1,976,323
SembCorp Industries Limited (Industrials, Industrial Conglomerates)	627,000	2,558,667
SembCorp Marine Limited (Industrials, Machinery)	226,000	927,741
Singapore Exchange Limited (Financials, Diversified Financial Services)	174,000	942,061
Singapore Press Holdings Limited (Consumer Discretionary, Media)	330,000	1,058,667
Singapore Telecommunications Limited (Telecommunication Services, Diversified Telecommunication Services)	948,000	2,390,109
STX OSV Holdings Limited (Energy, Energy Equipment & Services)	1,262,000	1,631,677
Venture Corporation Limited (Information Technology, Electronic Equipment, Instruments & Components)	152,000	1,056,323

		33,921,067

South Korea: 6.80%
Grand Korea Leisure Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	55,200	1,160,049
Hankook Tire Company Limited (Consumer Discretionary, Auto Components)	25,300	1,072,333
Hyundai Heavy Industries Company Limited (Industrials, Machinery)	3,500	876,452
KCC Corporation (Industrials, Building Products)	3,300	849,729
KT Corporation ADR (Telecommunication Services, Diversified Telecommunication Services)	66,000	848,100
KT&G Corporation (Consumer Staples, Tobacco)	14,500	995,642
POSCO (Materials, Metals & Mining)	3,100	1,030,019
Samsung Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	4,110	5,055,105
Shinhan Financial Group Company Limited (Financials, Commercial Banks)	28,600	999,624

		12,887,053

Taiwan: 4.92%
Lung Yen Life Service Corporation (Industrials, Construction & Engineering)	488,000	1,480,281
Taiwan Semiconductor Manufacturing Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	1,976,000	5,872,154
United Microelectronics Corporation ADR (Information Technology, Semiconductors & Semiconductor Equipment) «	735,700	1,971,676

		9,324,111

Thailand: 3.38%
Bangkok Bank PCL (Financials, Commercial Banks)	329,300	2,077,535
Bangkok Expressway PCL (Industrials, Transportation Infrastructure)	1,247,700	949,469

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—April 30, 2012 (Unaudited)	Wells Fargo Advantage Asia Pacific Fund	11

Security Name			Shares	Value

Thailand (continued)
Precious Shipping PCL (Industrials, Marine)			1,816,300	$956,880
PTT PCL (Energy, Oil, Gas & Consumable Fuels)			86,000	978,862
Siam Cement PCL (Materials, Construction Materials)			127,000	1,445,528

				6,408,274

United Kingdom: 0.52%
BHP Billiton plc (Materials, Metals & Mining)			30,900	990,164

Total Common Stocks (Cost $166,035,854)				173,661,430

Investment Companies: 2.72%

Bermuda: 0.78%
Macquarie International Infrastructure Fund Limited (Mutual Funds)			3,147,000	1,474,955

Hong Kong: 1.94%
iShares MSCI China Index ETF (Exchange Traded Funds)			2,543,000	3,670,948

Total Investment Companies (Cost $4,979,835)				5,145,903

		Expiration Date
Warrants: 0.37%

United Kingdom (continued)
HSBC Bank plc (Financials, Commercial Banks) †(a)		12/07/2020	450,100	705,446

Total Warrants (Cost $760,444)				705,446

	Yield
Short-Term Investments: 9.26%

Investment Companies: 9.26%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.11%		5,964,885	5,964,885
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(v)(r)	0.19		11,587,323	11,587,323

Total Short-Term Investments (Cost $17,552,208)				17,552,208

Total Investments in Securities
(Cost $189,328,341) *	104.01%	197,064,987
Other Assets and Liabilities, Net	(4.01)	(7,596,491)

Total Net Assets	100.00%	$189,468,496

†	Non-income earning security

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(v)	Security represents investment of cash collateral received from securities on loan.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $190,584,730 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$13,379,615
Gross unrealized depreciation	(6,899,358)

Net unrealized appreciation	$6,480,257

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Asia Pacific Fund	Statement of Assets and Liabilities—April 30, 2012 (Unaudited)

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$179,512,779
In affiliated securities, at value (see cost below)	17,552,208

Total investments, at value (see cost below)	197,064,987
Foreign currency, at value (see cost below)	2,063,546
Receivable for investments sold	4,072,981
Receivable for Fund shares sold	34,525
Receivable for dividends	903,595
Receivable for securities lending income	17,447
Prepaid expenses and other assets	44,667

Total assets	204,201,748

Liabilities
Payable for investments purchased	2,539,159
Payable for Fund shares redeemed	283,209
Payable upon receipt of securities loaned	11,587,323
Advisory fee payable	131,833
Distribution fees payable	1,064
Due to other related parties	56,113
Accrued expenses and other liabilities	134,551

Total liabilities	14,733,252

Total net assets	$189,468,496

NET ASSETS CONSIST OF
Paid-in capital	$328,216,473
Undistributed net investment income	587,778
Accumulated net realized losses on investments	(147,101,774)
Net unrealized gains on investments	7,766,019

Total net assets	$189,468,496

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$6,571,288
Shares outstanding – Class A	652,141
Net asset value per share – Class A	$10.08
Maximum offering price per share – Class A2	$10.69
Net assets – Class C	$1,778,491
Shares outstanding – Class C	184,139
Net asset value per share – Class C	$9.66
Net assets – Administrator Class	$14,864,574
Shares outstanding – Administrator Class	1,498,045
Net asset value per share – Administrator Class	$9.92
Net assets – Institutional Class	$11,518
Shares outstanding – Institutional Class	1,161
Net asset value per share – Institutional Class	$9.92
Net assets – Investor Class	$166,242,625
Shares outstanding – Investor Class	16,721,545
Net asset value per share – Investor Class	$9.94

Investments in unaffiliated securities, at cost	$171,776,133

Investments in affiliated securities, at cost	$17,552,208

Total investments, at cost	$189,328,341

Securities on loan, at value	$10,993,979

Foreign currency, at cost	$2,045,689

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of Operations—Six Months Ended April 30, 2012 (Unaudited)	Wells Fargo Advantage Asia Pacific Fund	13

Investment income
Dividends*	$2,216,567
Securities lending income, net	66,808
Income from affiliated securities	3,287

Total investment income	2,286,662

Expenses
Advisory fee	1,039,591
Administration fees
Fund level	47,254
Class A	14,273
Class C	1,896
Administrator Class	6,515
Institutional Class	4
Investor Class	269,838
Shareholder servicing fees
Class A	13,724
Class C	1,823
Administrator Class	13,186
Investor Class	204,092
Distribution fees
Class C	5,469
Custody and accounting fees	64,636
Professional fees	20,044
Registration fees	38,602
Shareholder report expenses	32,877
Trustees’ fees and expenses	5,848
Other fees and expenses	14,462

Total expenses	1,794,134
Less: Fee waivers and/or expense reimbursements	(247,483)

Net expenses	1,546,651

Net investment income	740,011

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses on investments	(6,216,210)
Net change in unrealized gains (losses) on investments	18,752,015

Net realized and unrealized gains (losses) on investments	12,535,805

Net increase in net assets resulting from operations	$13,275,816

* Net of foreign dividend withholding taxes of	$150,987

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Asia Pacific Fund	Statements of Changes in Net Assets

	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31, 2011

Operations
Net investment income		$740,011		$2,324,493
Net realized gains (losses) on investments		(6,216,210)		31,234,439
Net change in unrealized gains (losses) on investments		18,752,015		(52,816,349)

Net increase (decrease) in net assets resulting from operations		13,275,816		(19,257,417)

Distributions to shareholders from
Net investment income
Class A		0		(179,515)
Class C		(4,466)		(18,810)
Administrator Class		(180,458)		(201,125)
Institutional Class		(165)		(103)
Investor Class		(1,715,646)		(1,337,239)

Total distributions to shareholders		(1,900,735)		(1,736,792)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	255,705	2,488,581	360,456	3,647,059
Class C	70,126	643,347	54,567	543,584
Administrator Class	406,378	3,918,868	2,721,080	27,752,823
Institutional Class	377	3,321	0	0
Investor Class	720,743	6,840,699	2,587,533	26,262,269

		13,894,816		58,205,735

Reinvestment of distributions
Class A	0	0	17,467	177,817
Class C	467	3,886	1,414	14,002
Administrator Class	19,583	166,851	18,442	187,182
Institutional Class	19	165	10	103
Investor Class	181,106	1,546,646	113,110	1,150,332

		1,717,548		1,529,436

Payment for shares redeemed
Class A	(2,936,473)	(26,139,999)	(3,325,878)	(34,022,979)
Class C	(28,228)	(262,767)	(65,567)	(645,367)
Administrator Class	(431,253)	(4,056,574)	(1,237,316)	(12,490,820)
Institutional Class	(376)	(3,637)	0	0
Investor Class	(2,481,970)	(23,193,966)	(9,260,588)	(92,928,842)

		(53,656,943)		(140,088,008)

Net decrease in net assets resulting from capital share transactions		(38,044,579)		(80,352,837)

Total decrease in net assets		(26,669,498)		(101,347,046)

Net assets
Beginning of period		216,137,994		317,485,040

End of period		$189,468,496		$216,137,994

Undistributed net investment income		$587,778		$1,748,502

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Asia Pacific Fund	15

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31,		Year Ended September 30,
Class A		2011	2010[1]	2010	2009	2008	2007[2]
Net asset value, beginning of period	$9.30	$10.15	$9.77	$8.82	$8.14	$15.83	$14.75
Net investment income (loss)	0.02 [3]	0.08 [3]	(0.01)[3]	0.04 [3]	0.11 [3]	0.09 [3]	0.01
Net realized and unrealized gains (losses) on investments	0.76	(0.89)	0.39	1.05	0.59	(5.20)	1.07

Total from investment operations	0.78	(0.81)	0.38	1.09	0.70	(5.11)	1.08
Distributions to shareholders from
Net investment income	0.00	(0.04)	0.00	(0.14)	(0.02)	0.00	0.00
Net realized gains	0.00	0.00	0.00	0.00	0.00	(2.58)	0.00

Total distributions to shareholders	0.00	(0.04)	0.00	(0.14)	(0.02)	(2.58)	0.00
Net asset value, end of period	$10.08	$9.30	$10.15	$9.77	$8.82	$8.14	$15.83
Total return[4]	8.39%	(7.97)%	3.89%	12.58%	8.64%	(38.53)%	7.32%
Ratios to average net assets (annualized)
Gross expenses	1.84%	1.73%	1.90%	1.90%	2.03%	1.99%	1.91%
Net expenses	1.60%	1.60%	1.60%	1.59%	1.60%	1.60%	1.50%
Net investment income (loss)	0.38%	0.83%	(0.91)%	0.49%	1.56%	0.77%	0.93%
Supplemental data
Portfolio turnover rate	91%	196%	11%	137%	185%	187%	184%
Net assets, end of period (000’s omitted)	$6,571	$31,000	$63,741	$62,700	$85,156	$43,946	$431

1.	For the one month ended October 31, 2010. The Fund changed it fiscal year end from September 30 to October 31, effective October 31, 2010.

2.	For the period from July 31, 2007 (commencement of class operations) to September 30, 2007

3.	Calculated based upon average shares outstanding

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Asia Pacific Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31,		Year Ended September 30,
Class C		2011	2010[1]	2010	2009	2008	2007[2]
Net asset value, beginning of period	$8.98	$9.96	$9.59	$8.67	$8.05	$15.81	$14.75
Net investment income (loss)	0.01 [3]	0.01	(0.01)[3]	(0.01)[3]	0.05 [3]	0.04 [3]	0.00 [4]
Net realized and unrealized gains (losses) on investments	0.70	(0.86)	0.38	1.03	0.57	(5.22)	1.06

Total from investment operations	0.71	(0.85)	0.37	1.02	0.62	(5.18)	1.06
Distributions to shareholders from
Net investment income	(0.03)	(0.13)	0.00	(0.10)	0.00	0.00	0.00
Net realized gains	0.00	0.00	0.00	0.00	0.00	(2.58)	0.00

Total distributions to shareholders	(0.03)	(0.13)	0.00	(0.10)	0.00	(2.58)	0.00
Net asset value, end of period	$9.66	$8.98	$9.96	$9.59	$8.67	$8.05	$15.81
Total return[5]	7.99%	(8.67)%	3.86%	11.84%	7.70%	(39.10)%	7.19%
Ratios to average net assets (annualized)
Gross expenses	2.60%	2.48%	2.65%	2.65%	2.79%	2.71%	2.64%
Net expenses	2.35%	2.35%	2.35%	2.34%	2.35%	2.35%	2.25%
Net investment income (loss)	0.31%	0.18%	(1.66)%	(0.13)%	0.73%	0.36%	0.08%
Supplemental data
Portfolio turnover rate	91%	196%	11%	137%	185%	187%	184%
Net assets, end of period (000’s omitted)	$1,778	$1,274	$1,507	$1,450	$1,112	$939	$44

1.	For the one month ended October 31, 2010. The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 2010.

2.	For the period from July 31, 2007 (commencement of class operations) to September 30, 2007

3.	Calculated based upon average shares outstanding

4.	Amount is less than $0.005.

5.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Asia Pacific Fund	17

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31,		Year Ended September 30, 2010[2]
Administrator Class		2011	2010[1]
Net asset value, beginning of period	$9.29	$10.15	$9.77	$8.84
Net investment income (loss)	0.09	0.12 [3]	(0.00)[3]	0.03 [3]
Net realized and unrealized gains (losses) on investments	0.67	(0.89)	0.38	0.90

Total from investment operations	0.76	(0.77)	0.38	0.93
Distributions to shareholders from
Net investment income	(0.13)	(0.09)	0.00	0.00
Net asset value, end of period	$9.92	$9.29	$10.15	$9.77
Total return[4]	8.35%	(7.68)%	3.89%	10.52%
Ratios to average net assets (annualized)
Gross expenses	1.64%	1.52%	1.74%	1.80%
Net expenses	1.40%	1.39%	1.40%	1.40%
Net investment income (loss)	1.04%	1.14%	(0.70)%	1.98%
Supplemental data
Portfolio turnover rate	91%	196%	11%	137%
Net assets, end of period (000’s omitted)	$14,865	$13,959	$11	$11

1.	For the one month ended October 31, 2010. The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 2010.

2.	For the period from July 30, 2010 (commencement of class operations) to September 30, 2010

3.	Calculated based upon average shares outstanding

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Asia Pacific Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31,		Year Ended September 30, 2010[2]
Institutional Class		2011	2010[1]
Net asset value, beginning of period	$9.30	$10.15	$9.77	$8.84
Net investment income (loss)	0.09	0.13	(0.01)[3]	0.03 [3]
Net realized and unrealized gains (losses) on investments	0.67	(0.89)	0.39	0.90

Total from investment operations	0.76	(0.76)	0.38	0.93
Distributions to shareholders from
Net investment income	(0.14)	(0.09)	0.00	0.00
Net asset value, end of period	$9.92	$9.30	$10.15	$9.77
Total return[4]	8.48%	(7.55)%	3.89%	10.52%
Ratios to average net assets (annualized)
Gross expenses	1.39%	1.29%	1.47%	1.47%
Net expenses	1.25%	1.24%	1.25%	1.25%
Net investment income (loss)	1.18%	1.30%	(0.57)%	2.11%
Supplemental data
Portfolio turnover rate	91%	196%	11%	137%
Net assets, end of period (000’s omitted)	$12	$11	$11	$11

1.	For the one month ended October 31, 2010. The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 2010.

2.	For the period from July 30, 2010 (commencement of class operations) to September 30, 2010

3.	Calculated based upon average shares outstanding

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Asia Pacific Fund	19

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31,		Year Ended September 30,
Investor Class		2011	2010[1]	2010	2009	2008	2007
Net asset value, beginning of period	$9.28	$10.14	$9.76	$8.81	$8.12	$15.82	$12.56
Net investment income (loss)	0.04 [2]	0.08 [2]	(0.01)[2]	0.04 [2]	0.09 [2]	0.06 [2]	0.05
Net realized and unrealized gains (losses) on investments	0.72	(0.88)	0.39	1.05	0.60	(5.18)	4.97

Total from investment operations	0.76	(0.80)	0.38	1.09	0.69	(5.12)	5.02
Distributions to shareholders from
Net investment income	(0.10)	(0.06)	0.00	(0.14)	(0.00)[3]	0.00	(0.03)
Net realized gains	0.00	0.00	0.00	0.00	0.00	(2.58)	(1.73)

Total distributions to shareholders	(0.10)	(0.06)	0.00	(0.14)	(0.00)[3]	(2.58)	(1.76)
Net asset value, end of period	$9.94	$9.28	$10.14	$9.76	$8.81	$8.12	$15.82
Total return[4]	8.31%	(7.97)%	3.89%	12.51%	8.53%	(38.63)%	44.31%
Ratios to average net assets (annualized)
Gross expenses	1.92%	1.80%	1.97%	1.99%	2.14%	2.01%	1.95%
Net expenses	1.65%	1.65%	1.65%	1.64%	1.65%	1.65%	1.65%
Net investment income (loss)	0.79%	0.82%	(0.96)%	0.41%	1.36%	0.52%	0.34%
Supplemental data
Portfolio turnover rate	91%	196%	11%	137%	185%	187%	184%
Net assets, end of period (000’s omitted)	$166,243	$169,895	$252,214	$241,892	$278,741	$326,929	$583,810

1.	For the one month ended October 31, 2010. The Fund changed it fiscal year end from September 30 to October 31, effective October 31, 2010.

2.	Calculated based upon average shares outstanding

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Asia Pacific Fund	Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Asia Pacific Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. As a result of the fair value pricing procedures, these securities which are normally categorized as Level 1 in the fair value hierarchy will represent a transfer from a Level 1 to a Level 2 security and will be categorized as Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. On April 30, 2012, fair value pricing was not used in pricing foreign securities.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued prices are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. The securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Asia Pacific Fund	21

pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

22	Wells Fargo Advantage Asia Pacific Fund	Notes to Financial Statements (Unaudited)

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years which began after December 22, 2010 for an unlimited period. However, any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than be considered all short-term as under previous law. In addition, the Fund may elect to defer any portion of a post-October capital loss or qualified late-year ordinary loss to the first day of the following taxable year. A post-October capital loss is the greatest of the net capital loss, net short-term capital loss or net long-term capital loss for the portion of the taxable year after October 31. A qualified late-year ordinary loss is the net loss comprised of (a) net gain or loss from the sale or other disposition of capital assets for the portion of the taxable year after October 31, and (b) other ordinary income or loss for the portion of the taxable year after December 31.

As of October 31, 2011, the Fund had estimated net capital loss carry forwards, which were available to offset future net realized capital gains, in the amount of $140,041,635 with $59,224,431 expiring in 2016 and $80,817,204 expiring 2017.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Asia Pacific Fund	23

As of April 30, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$173,661,430	$0	$0	$173,661,430
Investment companies	5,145,903	0	0	5,145,903
Warrants	0	705,446	0	705,446
Short-term investments
Investment companies	5,964,885	11,587,323	0	17,552,208
	$184,772,218	$12,292,769	$0	$197,064,987

Further details on the major security types listed above can be found in the Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended April 30, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 1.10% and declining to 0.95% as the average daily net assets of the Fund increase. For the six months ended April 30, 2012, the advisory fee was equivalent to an annual rate of 1.10% of the Fund’s average daily net assets.

Funds Management has retained the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by Funds Management and do not increase the overall fees paid by the Fund. Wells Capital Management, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.65% and declining to 0.45% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Class A, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.33

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through February 28, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.60% for Class A, 2.35% for Class C, 1.40% for Administrator Class, 1.25% for Institutional Class and 1.65% for Investor Class.

24	Wells Fargo Advantage Asia Pacific Fund	Notes to Financial Statements (Unaudited)

Distribution fees

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

For the six months ended April 30, 2012, Wells Fargo Funds Distributor, LLC received $1,177 from the sale of Class A shares and $9,971 and $14 in contingent deferred sales charges from redemptions of Class A and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Administrator Class and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations (if any) and short-term securities, for the six months ended April 30, 2012 were $168,532,469 and $204,659,475, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended April 30, 2012, the Fund paid $222 in commitment fees.

During the six months ended April 30, 2012, the Fund had average borrowings outstanding of $87,394 at a rate of 1.41% and paid interest in the amount of $1,232.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

In May 2011, FASB issued ASU No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. Management expects that adoption of the ASU will result in additional disclosures in the financial statements, as applicable.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Asia Pacific Fund	25

In April 2011, FASB issued ASU No. 2011-03 Reconsideration of Effective Control for Repurchase Agreements. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management has evaluated the impact of adopting the ASU and expects no significant changes.

26	Wells Fargo Advantage Asia Pacific Fund	Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargoadvantagefunds.com, or visiting the SEC Web site at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at wellsfargoadvantagefunds.com or by visiting the SEC Web site at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other Information (Unaudited)	Wells Fargo Advantage Asia Pacific Fund	27

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 137 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

28	Wells Fargo Advantage Asia Pacific Fund	Other Information (Unaudited)

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at wellsfargoadvantagefunds.com.

Other Information (Unaudited)	Wells Fargo Advantage Asia Pacific Fund	29

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in person meeting held on March 29-30, 2012 (the “Meeting”), the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage Asia Pacific Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (“Wells Capital Management”) for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

In providing information to the Board, Funds Management and Wells Capital Management were guided by a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf at the start of the Board’s annual contract renewal process earlier in 2012. In approving the Advisory Agreements, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee likely attributed different weights to various factors.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Fund by Funds Management and its affiliates.

The Board’s decision to approve the continuation of the Advisory Agreements was based on a comprehensive evaluation of all of the information provided to it. In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and Wells Capital Management about various topics, including Funds Management’s oversight of service providers. The above factors, together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Board in concluding that the nature, extent and quality of the investment advisory services provided to the Fund by Funds Management and Wells Capital Management supported the re-approval of the Advisory Agreements. Although the Board considered the continuation of the Advisory Agreements for the Fund as part of the larger process of considering the continuation of the advisory agreements for all of the funds in the complex, its decision to continue the Advisory Agreements for the Fund was ultimately made on a fund-by-fund basis.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2011. The Board also considered these results in comparison to the median performance of a universe of relevant funds (the “Universe”) that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund, and in comparison to the Fund’s

30	Wells Fargo Advantage Asia Pacific Fund	Other Information (Unaudited)

benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe. The Board noted that the performance of the Fund was higher than or in range of the median performance of the Universe for all periods under review.

The Board also noted that the performance of the Fund was higher than or in range of its benchmark, the Lipper Pacific Region Funds Index, for the one-year and ten-year performance periods, but lower than the Lipper Pacific Region Funds Index for the three-year and five-year performance periods under review. The Board viewed favorably the Fund’s more recent performance.

The Board received and considered information regarding the Fund’s contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an “Expense Group”) that was determined by Lipper to be similar to the Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in the Fund’s Expense Group. The Board noted that the net operating expense ratios of the Fund were lower than the Fund’s Expense Group’s median net operating expense ratios.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements for the Fund.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rate that is payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rate”), both on a stand-alone basis and on a combined basis with the Fund’s administration fee rate. The Board took into account the separate administrative and other services covered by the administration fee rate. The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Funds Management to Wells Capital Management for investment sub-advisory services (the “Sub-Advisory Agreement Rate”). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rate and considered the Advisory Agreement Rate after taking the waivers/caps into account (the “Net Advisory Rate”).

The Board received and considered information comparing the Advisory Agreement Rate and Net Advisory Rate with those of other funds in the Fund’s Expense Group median. The Board noted that the Advisory Agreement Rate was higher than the median rates for the Fund’s Expense Group, except for the Institutional Class. The Board also noted that the Net Advisory Rate for the Fund was higher than the median rates for the Fund’s Expense Group, except for the Institutional Class and Administrator Class.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and Wells Capital Management to other types of clients. In this regard, the Board received information about differences between the services, and the compliance, reporting, and other legal burdens and risks of providing investment advice to mutual funds and those associated with providing advice to non-mutual fund clients such as collective funds or institutional separate accounts.

The Board determined that the Advisory Agreement Rate for the Fund, both with and without an administration fee rate and before and after waivers, was reasonable in light of the Fund’s Expense Group information, the net expense ratio commitments, the services covered by the Advisory Agreements and other information provided. The Board also reviewed and considered the Sub-Advisory Agreement Rate and concluded that the Sub-Advisory Agreement Rate was reasonable in light of the services covered by the sub-advisory agreement and other information provided.

Profitability

The Board received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to the collective Wells Fargo businesses that provide services to the Fund. It considered that the information provided to it was necessarily estimated, and that the profitability information provided to it, especially on a fund-by-fund basis, did not necessarily provide a precise tool for evaluating the appropriateness of the Fund’s Advisory Agreement Rate in

Other Information (Unaudited)	Wells Fargo Advantage Asia Pacific Fund	31

isolation. It noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on, among other things, the size and type of fund. The Board concluded that the profitability reported by Funds Management was not unreasonable.

The Board did not consider separate profitability information with respect to Wells Capital Management, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee structure, which operate generally to reduce the effective Advisory Agreement Rate of the Fund (as a percentage of Fund assets) as the Fund grows in size. It considered that, as a fund shrinks in size, breakpoints conversely result in increasing fee levels. The Board noted that it would have on-going opportunities to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward sharing economies of scale, if any, with the Fund. However, the Board acknowledged the inherent limitations of any analysis of an investment adviser’s economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board’s understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

The Board viewed favorably management’s proposal to lower the Advisory Agreement Rate by fifteen basis points at each breakpoint level.

Other benefits to Funds Management and Wells Capital Management

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Fund and benefits potentially derived from an increase in Funds Management’s and Wells Capital Management’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized and any benefits that may be realized by using an affiliated broker.

Other factors and broader review

The Board also considered the markets for distribution of the Fund’s shares, including the channels through which the Fund’s shares are offered and sold. The Board noted that the Fund is part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15 of the 1940 Act and also reviews and assesses information about the quality of the services that the Fund receives throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

32	Wells Fargo Advantage Asia Pacific Fund	List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Agreement
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPA	— Standby Purchase Agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate Trading of Registered Interest and Principal Securities
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

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FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

209720 06-12 SA236/SAR236 4-12

Wells Fargo Advantage

Diversified International Fund

Semi-Annual Report

April 30, 2012

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of April 30, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $211 billion in assets under management, as of April 30, 2012.

Equity Funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Equity Value Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
Capital Growth Fund	Growth Fund	Small Cap Opportunities Fund
Common Stock Fund	Index Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Equity Fund	Small Company Growth Fund
Discovery Fund†	International Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified International Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified Small Cap Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Emerging Markets Local Bond Fund	Omega Growth Fund	Utility and Telecommunications Fund
Endeavor Select Fund†
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Diversified International Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

The period was marked by continued concerns about the possible global economic effects of the ongoing European sovereign debt crisis that began in Greece and later spread to the larger economies of Italy and Spain.

The potential for sovereign debt default had a negative effect on emerging markets, with indexes in major countries such as Brazil and India ending the period with losses.

Dear Valued Shareholder:

We’re pleased to offer you this semi-annual report for the Wells Fargo Advantage Diversified International Fund for the six-month period that ended April 30, 2012. The period was marked by continued concerns about the possible global economic effects of the ongoing European sovereign debt crisis that began in Greece and later spread to the larger economies of Italy and Spain. Widespread support from central banks helped push developed market indexes to gains, but several emerging markets posted losses for the period.

Macroeconomic optimism seemed to fade as global growth slowed and worries rose.

Prior to and throughout the reporting period, concerns about the eurozone sovereign debt situation returned to center stage. Investors became increasingly concerned that Greece would default on its debt, a scenario that only seemed more likely as eurozone leaders began to openly discuss a “voluntary” haircut on Greek debt for private investors. Because many eurozone banks owned Greek debt and many U.S. banks had financial ties to eurozone banks, investors worried about the effects of such an event on the financial systems and on the global economy.

In October 2011, market participants turned their attention to the debt burdens of Italy—which, like the U.S., also had its credit rating downgraded by Standard & Poor’s—because even though it had a relatively modest budget deficit, it had a high amount of outstanding debt and a stagnant economy. French banks were heavily exposed to Italian debt, so Italy’s woes led to fears of a state bailout of French banks and a resulting increase in France’s expenditures.

The Greek credit crisis was seemingly addressed in March 2012, when the Greek government came to an agreement with its creditors that allowed it to write down the principal on most of its bonds in exchange for increased financial austerity. The Greek agreement, combined with unprecedented support for eurozone banks by the European Central Bank (ECB), seemed to calm investor concerns, at least temporarily, and most developed markets—both in Europe and Asia—ended the period with gains. The potential for sovereign debt default had a negative effect on emerging markets, with indexes in major countries such as Brazil and India ending the period with losses. China was a notable exception, posting a gain.

The U.S. economy reported relatively solid news.

In contrast to worrisome data from the eurozone, U.S. economic data remained moderately positive. Reported gross domestic product (GDP) growth came in at a 1.8% annualized rate in the third quarter of 2011 and then accelerated to a 3.0% annualized rate in the fourth quarter. The initial estimate for GDP growth in the first quarter of 2012 came in at a 2.2% annualized rate, further supporting the case for economic recovery. In addition, the major banks appeared to have taken steps toward repairing their balance sheets; in March, the Federal Reserve (Fed) announced that 15 of the 19 major banks had passed a “stress test” in which the Fed attempted to gauge whether the banks could survive a severe recession that included a 50% drop in the stock market and a 21% percent decline in housing prices.

Financial stocks rebounded and outperformed the broader market for the reporting period after the Fed released details of the stress test. Stocks generally

Letter to Shareholders	Wells Fargo Advantage Diversified International Fund	3

rallied across the market as investors seemed to be increasingly confident that the U.S. would not return to recession.

Central banks continued to provide stimulus.

Throughout the reporting period, the Federal Open Market Committee kept its key interest rates effectively at zero in order to support the economy and financial system. In response to extreme market volatility and signs of a weakening economy, the Fed announced its intention to keep interest rates low until at least late 2014.

Likewise, the Bank of Japan voted in late April to keep its key policy rate in a range of 0.0% to 0.1%. The bank announced that it would expand its government bond purchases by 10 trillion yen ($123.8 billion), targeting a 1.0% inflation rate in an attempt to end the country’s multi-year deflation.

As of November 1, 2011, the ECB had a key rate of 1.50%, which it had increased from 1.0% in an attempt to keep inflation in check. Soon, in response to weakness in the southern European economies, the ECB lowered its key rate to 1.25% in early November 2011 and 1.0% in December 2011. The ECB also continued to provide virtually unlimited liquidity for banks, announcing a Long-Term Refinancing Operation in December through which it provided low-cost three-year loans to lenders.

We use time-tested investment strategies, even as many variables are at work in the market.

Elevated unemployment and debt defaults continue to pressure consumers and businesses alike. In our experience, strict adherence to time-tested investment strategies has its rewards. As a whole, Wells Fargo Advantage Funds represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, we believe it helps in managing risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our Web site at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

4	Wells Fargo Advantage Diversified International Fund	Letter to Shareholders

Notice to Shareholders

The Board of Trustees for Wells Fargo Advantage Funds has unanimously approved the following modifications to certain net asset value (NAV) waiver privileges and commission schedules:

■	Effective May 1, 2012, automatic investment plan (AIP) purchases and proceeds received from systematic withdrawals will no longer qualify for NAV repurchase privileges.

■

Effective May 1, 2012, discretionary rights to waive the upfront commission for Class C and “jumbo” Class A share purchases will no longer be granted to broker/dealers. However, we will continue to waive the Class C shares contingent deferred sales charge for redemptions by employer-sponsored retirement plans where the dealer of record waived its commission at the time of purchase.

■

Effective July 31, 2012, NAV purchase privileges for former Evergreen Class IS and Class R shareholders are being modified to remove the ability to purchase Class A shares at NAV unless those shares are held directly with the Fund on or after July 31, 2012.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

Performance Highlights (Unaudited)	Wells Fargo Advantage Diversified International Fund	5

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Artisan Partners Limited Partnership

LSV Asset Management

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Jeffrey Everett, CFA

Josef Lakonishok

Puneet Mansharamani, CFA

Menno Vermeulen, CFA

Dale Winner, CFA

Mark L. Yockey, CFA

FUND INCEPTION

September 24, 1997

TEN LARGEST EQUITY HOLDINGS[1] (AS OF APRIL 30, 2012)
Linde AG	1.59%
Anheuser-Busch InBev NV	1.52%
Canadian Pacific Railway Limited	1.45%
Japan Tobacco Incorporated	1.43%
China Mobile Limited	1.39%
Nestle SA	1.36%
Baidu.com Incorporated ADR	1.26%
Unilever NV	1.23%
AIA Group Limited	1.22%
Honda Motor Company Limited	1.16%

SECTOR DISTRIBUTION[2] (AS OF APRIL 30, 2012)

1.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

2.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Diversified International Fund	Performance Highlights (Unaudited)

AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF APRIL 30, 2012)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[5]
Class A (SILAX)	09/24/1997	(0.10)	(15.96)	(6.16)	1.96	5.98	(10.86)	(5.05)	2.56	1.48%	1.42%
Class B (SILBX)**	09/24/1997	0.71	(16.45)	(6.24)	2.00	5.71	(11.45)	(5.73)	2.00	2.23%	2.17%
Class C (WFECX)	04/01/1998	4.67	(12.52)	(5.72)	1.80	5.67	(11.52)	(5.72)	1.80	2.23%	2.17%
Administrator Class (WFIEX)	11/08/1999					6.20	(10.61)	(4.84)	2.78	1.32%	1.26%
Institutional Class (WFISX)	08/31/2006					6.35	(10.39)	(4.62)	2.91	1.05%	1.00%
Investor Class (WIEVX)	07/18/2008					6.06	(10.85)	(5.05)	2.34	1.55%	1.47%
MSCI EAFE® Index (Net)[6]						2.44	(12.82)	(4.72)	5.42

*	Returns for periods of less than one year are not annualized.

**	Class B shares are closed to investment, except in connectionwith the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s Web site – wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

3.	Historical performance shown for the Investor Class shares prior to their inception reflects the performance of Class A shares, adjusted to reflect the higher expenses applicable to the Investor Class shares. Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns would be higher.

4.	Reflects the expense ratios as stated in the most recent prospectuses.

5.	The Adviser has committed through February 28, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.41% for Class A, 2.16% for Class B, 2.16% for Class C, 1.25% for Administrator Class, 0.99% for Institutional Class and 1.46% for Investor Class. Without this cap, the Fund’s returns would have been lower.

6.	The Morgan Stanley Capital International Europe, Australasia, and Far East (“MSCI EAFE”) Index (Net) is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia, and the Far East. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

Fund Expenses (Unaudited)	Wells Fargo Advantage Diversified International Fund	7

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2011 to April 30, 2012.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11-01-2011	Ending Account Value 04-30-2012	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,059.78	$7.22	1.41%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.85	$7.07	1.41%
Class B
Actual	$1,000.00	$1,057.07	$11.05	2.16%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.12	$10.82	2.16%
Class C
Actual	$1,000.00	$1,056.65	$11.05	2.16%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.12	$10.82	2.16%
Administrator Class
Actual	$1,000.00	$1,061.98	$6.41	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.65	$6.27	1.25%
Institutional Class
Actual	$1,000.00	$1,063.51	$5.08	0.99%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.94	$4.97	0.99%
Investor Class
Actual	$1,000.00	$1,060.60	$7.48	1.46%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.60	$7.32	1.46%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

8	Wells Fargo Advantage Diversified International Fund	Portfolio of Investments—April 30, 2012 (Unaudited)

Security Name	Shares	Value

Common Stocks: 95.46%

Argentina: 0.02%
IRSA Inversiones y Representaciones SA ADR (Financials, Real Estate Management & Development)	5,087	$40,086

Australia: 2.07%
Bendigo Bank Limited (Financials, Commercial Banks)	50,800	398,571
BHP Billiton Limited (Materials, Metals & Mining)	14,220	526,728
BlueScope Steel Limited (Materials, Metals & Mining) †	166,200	68,403
Challenger Financial Services Group Limited (Financials, Diversified Financial Services)	72,600	301,069
Coca-Cola Amatil Limited (Consumer Staples, Beverages)	12,109	157,081
Downer EDI Limited (Industrials, Commercial Services & Supplies) †	69,200	260,292
Goodman Fielder Limited (Consumer Staples, Food Products)	382,600	261,116
Grain Corporation Limited (Consumer Staples, Food Products)	31,000	298,133
Metcash Limited (Consumer Staples, Food & Staples Retailing)	101,700	419,627
OneSteel Limited (Materials, Metals & Mining)	426,000	579,251
Perilya Limited (Industrials, Professional Services) †	397,900	161,691
Telstra Corporation Limited (Telecommunication Services, Diversified Telecommunication Services)	84,800	312,785
Treasury Wine Estates Limited (Consumer Staples, Beverages)	43,951	197,833

		3,942,580

Austria: 0.25%
OMV AG (Energy, Oil, Gas & Consumable Fuels) «	8,000	270,829
Voestalpine AG (Materials, Metals & Mining)	6,200	200,701

		471,530

Belgium: 1.98%
Anheuser-Busch InBev NV (Consumer Staples, Beverages) «	40,027	2,884,965
Delhaize Group (Consumer Staples, Food & Staples Retailing)	9,000	438,112
Dexia (Financials, Commercial Banks) †	11,500	2,892
KBC Groep NV (Financials, Commercial Banks)	10,800	208,864
Tessenderlo Chemie NV (Materials, Chemicals)	7,500	237,571

		3,772,404

Bermuda: 1.07%
Cosan Limited Class A (Consumer Staples, Food Products)	66,851	925,218
Jardine Matheson Holdings Limited (Industrials, Industrial Conglomerates)	14,000	695,100
Ports Design Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods) (a)	279,800	411,118

		2,031,436

Brazil: 0.63%
Banco do Brasil SA (Financials, Commercial Banks)	23,900	295,655
Cia Saneamento Basico de Sau Paulo (Utilities, Water Utilities)	14,400	565,378
Cia Saneamento Minas Gerais (Utilities, Water Utilities)	14,700	342,947

		1,203,980

Canada: 3.65%
Canadian National Railway Company (Industrials, Road & Rail)	188	16,033
Canadian Pacific Railway Limited (Industrials, Road & Rail) «	35,691	2,765,339
Cenovus Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)	34,304	1,243,520

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—April 30, 2012 (Unaudited)	Wells Fargo Advantage Diversified International Fund	9

Security Name	Shares	Value

Canada (continued)
Magna International Incorporated Class A (Consumer Discretionary, Auto Components) «	10,600	$464,518
Metro Incorporated (Consumer Staples, Food & Staples Retailing)	10,100	557,220
Suncor Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)	10,096	333,484
Valeant Pharmaceuticals International Incorporated (Health Care, Pharmaceuticals) †	21,152	1,176,686
WestJet Airlines Limited (Industrials, Airlines)	27,100	385,987

		6,942,787

Cayman Islands: 0.44%
Hengdeli Holdings Limited (Consumer Discretionary, Specialty Retail)	2,109,424	845,548

China: 3.06%
Baidu.com Incorporated ADR (Information Technology, Internet Software & Services) †«	18,031	2,392,714
China Communications (Telecommunication Services, Diversified Telecommunication Services)	490,000	251,990
China Construction Bank (Financials, Commercial Banks)	710,000	552,725
China Petroleum & Chemical Corporation (Energy, Oil, Gas & Consumable Fuels)	532,000	573,234
China Railway Construction Corporation (Industrials, Construction & Engineering)	354,500	282,827
Industrial & Commercial Bank of China Limited Class H (Financials, Commercial Banks)	1,230,000	821,200
LDK Solar Company Limited ADR (Information Technology, Electronic Equipment, Instruments & Components) †«	76,888	244,504
Tencent Holdings Limited (Information Technology, Internet Software & Services)	22,200	697,590

		5,816,784

Denmark: 0.79%
A.P. Moller-Maersk AS Class B (Industrials, Marine)	117	915,149
Danske Bank A/S (Financials, Commercial Banks) †	12,300	199,704
H. Lundbeck A/S (Health Care, Pharmaceuticals)	18,900	378,323

		1,493,176

Finland: 0.64%
Metso Oyj (Industrials, Machinery)	20,543	881,046
TietoEnator Oyj (Information Technology, IT Services)	19,000	334,751

		1,215,797

France: 6.35%
Air Liquide SA (Materials, Chemicals)	3,501	450,312
Arkema Group (Industrials, Professional Services)	910	80,598
AXA SA (Financials, Insurance)	13,400	189,792
BNP Paribas SA (Financials, Commercial Banks)	6,100	245,063
Credit Agricole SA (Financials, Commercial Banks)	23,400	120,274
France Telecom SA (Telecommunication Services, Diversified Telecommunication Services)	13,200	180,582
Groupe Danone SA (Consumer Staples, Food Products)	17,609	1,238,875
LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	3,148	521,501
Pernod-Ricard SA (Consumer Staples, Beverages)	14,558	1,510,994
Sanofi-Aventis SA (Health Care, Pharmaceuticals)	16,400	1,251,723
Schneider Electric SA (Industrials, Electrical Equipment)	21,806	1,339,607
SCOR SE (Financials, Insurance)	17,000	449,496
Societe Generale (Financials, Diversified Financial Services)	5,700	134,755
Technip SA (Energy, Energy Equipment & Services)	2,979	336,876
Total SA (Energy, Oil, Gas & Consumable Fuels)	37,608	1,795,627
Unibail-Rodamco SA (Financials, Real Estate Management & Development)	6,180	1,155,082

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Diversified International Fund	Portfolio of Investments—April 30, 2012 (Unaudited)

Security Name	Shares	Value

France (continued)
Vivendi SA (Consumer Discretionary, Media)	25,300	$467,683
Zodiac Aerospace (Industrials, Aerospace & Defense)	5,631	619,705

		12,088,545

Germany: 10.24%
Allianz AG (Financials, Insurance)	17,435	1,942,766
BASF SE (Materials, Chemicals) «	5,800	477,461
Bayer AG (Health Care, Pharmaceuticals) «	19,462	1,370,788
Beiersdorf AG (Consumer Staples, Personal Products) «	17,205	1,207,036
Brenntag AG (Materials, Chemicals)	11,033	1,374,273
Daimler AG (Consumer Discretionary, Automobiles)	25,689	1,420,199
Deutsche Bank AG (Financials, Capital Markets)	8,400	365,484
E.ON AG (Utilities, Electric Utilities) «	65,102	1,474,894
Hannover Rueckversicherung AG (Financials, Insurance) «	6,300	380,815
Heidelberger Druckmaschinen AG (Industrials, Professional Services) †«	17,000	29,704
Linde AG (Materials, Chemicals) «	17,638	3,018,822
Metro AG (Consumer Staples, Food & Staples Retailing)	46,422	1,497,815
Muenchener Rueckversicherungs-Gesellschaft AG (Financials, Insurance) «	10,227	1,484,385
Norddeutsche Affinerie AG (Materials, Metals & Mining)	4,900	271,931
RWE AG (Utilities, Multi-Utilities)	7,800	335,300
SAP AG (Information Technology, Software)	14,031	930,314
Siemens AG (Industrials, Industrial Conglomerates)	13,254	1,227,576
Wincor Nixdorf AG (Information Technology, Computers & Peripherals)	17,449	676,518

		19,486,081

Hong Kong: 8.17%
AIA Group Limited (Financials, Insurance)	652,800	2,322,218
Beijing Enterprises Holdings Limited (Financials, Diversified Financial Services)	40,988	229,277
BOC Hong Kong Holdings Limited (Financials, Commercial Banks)	173,213	536,920
Cathay Pacific Airways Limited (Industrials, Airlines)	111,000	188,275
China Everbright Limited (Financials, Diversified Financial Services)	554,000	879,699
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	238,400	2,640,985
China Resources Land Limited (Financials, Real Estate Management & Development)	338,600	652,006
China Resources Power Holdings Company (Utilities, Independent Power Producers & Energy Traders)	644,000	1,175,338
Guangdong Investment Limited (Utilities, Water Utilities)	476,000	350,314
Hang Seng Bank Limited (Financials, Commercial Banks)	56,540	776,832
Henderson Land Development Company Limited (Financials, Real Estate Management & Development)	96,900	552,026
Hong Kong Land Holdings Limited (Financials, Real Estate Management & Development)	86,058	534,420
Johnson Electric Holdings Limited (Industrials, Electrical Equipment)	367,500	231,148
Kingboard Laminates Holdings Limited (Information Technology, Electronic Equipment, Instruments & Components)	306,000	142,772
Lonking Holdings Limited (Industrials, Machinery) «	806,000	292,953
MGM China Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	86,149	159,670
NWS Holdings Limited (Industrials, Industrial Conglomerates)	54,484	82,302
Sands China Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	209,428	823,282
Sino Land Company (Financials, Real Estate Management & Development)	593,753	1,025,474
Sun Hung Kai Properties Limited (Financials, Real Estate Management & Development)	72,823	878,533
Wynn Macau Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	236,344	758,504
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	92,000	308,301

		15,541,249

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—April 30, 2012 (Unaudited)	Wells Fargo Advantage Diversified International Fund	11

Security Name	Shares	Value

India: 0.56%
Coal India Limited (Energy, Oil, Gas & Consumable Fuels)	46,653	$311,920
Grasim Industries GDR (Industrials, Construction & Engineering) (i)	3,700	180,338
Tata Motors Limited ADR (Consumer Discretionary, Auto Components) «	9,100	270,725
Tata Steel Limited GDR (Industrials, Machinery)	33,800	296,088

		1,059,071

Ireland: 0.86%
Accenture plc (Information Technology, IT Services)	6,367	413,537
Allied Irish Banks plc (Financials, Commercial Banks) †	36,500	3,624
Covidien plc (Health Care, Health Care Equipment & Supplies)	22,125	1,221,964
Irish Life & Permanent Group Holdings plc (Financials, Insurance) †	65,300	3,198

		1,642,323

Israel: 0.42%
Bank Hapoalim Limited (Financials, Commercial Banks)	80,600	299,728
Teva Pharmaceutical Industries Limited (Health Care, Pharmaceuticals)	11,200	506,934

		806,662

Italy: 1.53%
Enel SpA (Utilities, Multi-Utilities)	139,600	458,276
ENI SpA (Energy, Oil, Gas & Consumable Fuels)	68,235	1,514,711
Fiat Industrial SpA (Consumer Discretionary, Auto Components) †	83,215	944,000

		2,916,987

Japan: 16.11%
Adeka Corporation (Materials, Chemicals)	41,200	379,800
Alpine Electronics Incorporated (Information Technology, Electronic Equipment, Instruments & Components)	18,500	244,458
Asahi Glass Company Limited (Industrials, Building Products)	102,000	808,692
Bridgestone Corporation (Consumer Discretionary, Auto Components)	31,050	740,860
Canon Incorporated (Information Technology, Office Electronics)	22,300	1,025,063
Capcom Company Limited (Information Technology, Software)	36,600	837,528
Comsys Holdings Corporation (Industrials, Construction & Engineering)	34,400	348,136
Edion Corporation (Consumer Discretionary, Specialty Retail)	26,900	169,136
Eizo Nanao Corporation (Information Technology, Computers & Peripherals)	12,800	247,535
FamilyMart Company Limited (Consumer Staples, Food & Staples Retailing)	24,600	1,096,894
Fukuoka Financial Group Incorporated (Financials, Commercial Banks)	77,000	322,119
Hitachi Capital Corporation (Financials, Consumer Finance)	14,500	241,364
Honda Motor Company Limited (Consumer Discretionary, Automobiles)	61,000	2,212,625
Itochu Corporation (Industrials, Trading Companies & Distributors)	106,700	1,210,799
Japan Tobacco Incorporated (Consumer Staples, Tobacco)	491	2,727,436
JX Holdings Incorporated (Energy, Energy Equipment & Services)	42,300	240,004
Kao Corporation (Consumer Staples, Personal Products)	59,400	1,597,342
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	100	657,565
Kyorin Company Limited (Health Care, Pharmaceuticals)	20,000	385,271
Maeda Road Construction Company Limited (Industrials, Construction & Engineering)	30,000	363,727
Marubeni Corporation (Industrials, Trading Companies & Distributors)	91,000	635,997
Miraca Holdings Incorporated (Health Care, Health Care Providers & Services)	6,700	264,761
Mitsubishi Corporation (Industrials, Trading Companies & Distributors)	9,600	209,579
Mitsubishi UFJ Financial Group Incorporated (Financials, Commercial Banks)	115,800	561,305

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Diversified International Fund	Portfolio of Investments—April 30, 2012 (Unaudited)

Security Name	Shares	Value

Japan (continued)
Mitsui & Company Limited (Industrials, Trading Companies & Distributors)	20,900	$328,264
Mitsui Engineering & Shipbuilding Company Limited (Industrials, Machinery)	121,000	178,833
Mitsui OSK Lines Limited (Industrials, Marine)	281,000	1,098,096
Mizuho Financial Group Incorporated (Financials, Commercial Banks)	317,800	505,519
NGK Insulators Limited (Industrials, Machinery)	56,000	704,910
Nihon Kohden Corporation (Health Care, Health Care Equipment & Supplies)	14,200	416,716
Nintendo Company Limited (Information Technology, Software)	7,000	955,661
Nippon Electric Glass Company Limited (Information Technology, Electronic Equipment, Instruments & Components)	26,000	212,325
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	14,300	649,267
Nissan Motor Company Limited (Consumer Discretionary, Automobiles)	98,000	1,026,152
Nissan Shatai Company Limited (Consumer Discretionary, Auto Components)	14,000	148,171
Nitto Denko Corporation (Materials, Chemicals)	29,403	1,218,987
NTT DoCoMo Incorporated (Telecommunication Services, Wireless Telecommunication Services)	300	511,774
Rengo Company Limited (Materials, Containers & Packaging)	42,000	307,740
Sankyu Incorporated (Industrials, Road & Rail)	63,000	250,927
Sega Sammy Holdings Incorporated (Consumer Discretionary, Leisure Equipment & Products)	16,400	344,063
Seino Holdings Company Limited (Industrials, Transportation Infrastructure)	3,000	20,854
Softbank Corporation (Telecommunication Services, Wireless Telecommunication Services)	20,500	615,205
Sojitz Corporation (Industrials, Trading Companies & Distributors)	143,400	242,472
Sumitomo Corporation (Industrials, Trading Companies & Distributors)	42,300	603,983
Sumitomo Mitsui Financial Group Incorporated (Financials, Commercial Banks)	14,200	459,579
Sumitomo Mitsui Trust Holdings Incorporated (Financials, Commercial Banks)	80,000	236,473
Toshiba TEC Corporation (Information Technology, Office Electronics)	60,000	243,487
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	22,300	923,115
Tsuruha Holdings Incorporated (Consumer Staples, Food & Staples Retailing)	6,000	360,721
USS Company Limited (Consumer Discretionary, Specialty Retail)	5,390	548,856

		30,640,146

Liechtenstein: 0.09%
Verwaltungs-Und Privat-Bank AG (Financials, Capital Markets)	2,000	170,550

Netherlands: 3.59%
Aegon NV (Financials, Insurance) †	43,900	202,747
Akzo Nobel NV (Materials, Chemicals) «	31,886	1,708,771
ING Groep NV (Financials, Diversified Financial Services) †	48,100	339,170
Koninklijke Ahold NV (Consumer Staples, Food & Staples Retailing)	46,800	593,597
Koninklijke DSM NV (Consumer Staples, Food & Staples Retailing)	9,000	516,025
Koninklijke Vopak NV (Industrials, Transportation Infrastructure)	10,567	681,123
Nutreco Holding NV (Consumer Staples, Food Products)	3,100	225,281
Royal KPN NV (Telecommunication Services, Diversified Telecommunication Services)	22,500	201,960
Unilever NV (Consumer Staples, Food Products)	68,260	2,337,504
Ziggo NV (Telecommunication Services, Diversified Telecommunication Services) †	722	22,708

		6,828,886

Netherlands Antilles: 0.73%
Schlumberger Limited (Energy, Energy Equipment & Services)	18,725	1,388,272

Nigeria: 0.09%
Nigerian Breweries plc (Consumer Staples, Beverages)	251,197	175,766

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—April 30, 2012 (Unaudited)	Wells Fargo Advantage Diversified International Fund	13

Security Name	Shares	Value

Norway: 1.15%
Atea ASA (Information Technology, IT Services)	32,100	$342,149
DnB Nor ASA (Financials, Commercial Banks)	20,100	216,701
Statoil ASA (Energy, Oil, Gas & Consumable Fuels)	60,852	1,624,719

		2,183,569

Philippines: 0.35%
Philippine Long Distance Telephone Company (Telecommunication Services, Wireless Telecommunication Services)	10,740	658,340

Portugal: 0.02%
Banco Espirito Santo SA (Financials, Commercial Banks) (a)†«	51,000	43,206

Russia: 1.39%
Gazprom Neft Sponsored ADR (Energy, Oil, Gas & Consumable Fuels)	19,600	483,924
Lukoil ADR (Energy, Oil, Gas & Consumable Fuels)	8,300	507,115
Mobile Telesystems ADR (Telecommunication Services, Wireless Telecommunication Services)	34,722	679,162
Sberbank of Russia (Financials, Commercial Banks)	300,609	964,462

		2,634,663

Singapore: 0.96%
City Developments Limited (Financials, Real Estate Management & Development)	27,459	224,997
DBS Group Holdings Limited (Financials, Commercial Banks)	104,000	1,173,204
Indofood Agri Resources Limited (Consumer Staples, Food Products) †	375,000	431,818

		1,830,019

South Africa: 0.48%
Exxaro Resources Limited (Materials, Metals & Mining)	16,400	436,723
Imperial Holding Limited (Consumer Discretionary, Distributors)	13,400	291,018
Kumba Iron Ore Limited (Materials, Metals & Mining)	2,600	183,795

		911,536

South Korea: 2.35%
Industrial Bank of Korea (Financials, Commercial Banks)	31,700	350,625
NHN Corporation (Information Technology, Internet Software & Services)	3,142	711,737
Samsung Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	613	753,961
Samsung Electronics GDR (Information Technology, Semiconductors & Semiconductor Equipment) 144A	1,593	979,657
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)	10,827	1,293,348
Woori Finance Holdings Company Limited (Financials, Commercial Banks)	35,900	379,608

		4,468,936

Spain: 0.65%
Banco Bilbao Vizcaya Argentaria SA (Financials, Commercial Banks)	23,800	160,860
Banco Santander Central Hispano SA (Financials, Commercial Banks)	70,400	439,850
Grifols SA (Health Care, Biotechnology) †	18,380	462,871
Telefonica SA (Telecommunication Services, Diversified Telecommunication Services) †	12,500	182,174

		1,245,755

Sweden: 1.11%
Boliden AB (Materials, Metals & Mining)	22,100	353,795
Hennes & Mauritz AB Class B (Consumer Discretionary, Specialty Retail)	18,069	620,733

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Diversified International Fund	Portfolio of Investments—April 30, 2012 (Unaudited)

Security Name	Shares	Value

Sweden (continued)
Saab AB (Industrials, Aerospace & Defense)	20,300	$338,268
Volvo AB Class B (Consumer Discretionary, Automobiles)	56,978	790,078

		2,102,874

Switzerland: 7.98%
ABB Limited (Industrials, Electrical Equipment)	39,399	717,963
Adecco SA (Industrials, Professional Services) †	3,912	190,503
Baloise Holding AG (Financials, Insurance)	5,800	448,907
Compagnie Financiere Richemont SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	26,835	1,658,617
Credit Suisse Group AG (Financials, Capital Markets)	11,100	265,500
Georg Fischer AG (Industrials, Machinery)	500	221,589
Givaudan SA (Materials, Chemicals)	681	661,005
Julius Baer Group Limited (Financials, Capital Markets)	26,772	1,024,984
Nestle SA (Consumer Staples, Food Products)	42,080	2,577,698
Novartis AG (Health Care, Pharmaceuticals)	36,766	2,027,366
Roche Holdings AG (Health Care, Pharmaceuticals)	6,269	1,145,156
Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	4,348	2,005,258
Swiss Re Limited (Financials, Insurance)	6,100	382,405
Valora Holding AG (Consumer Discretionary, Specialty Retail)	1,120	234,452
Zurich Financial Services AG (Financials, Insurance)	6,612	1,617,214

		15,178,617

Taiwan: 0.56%
High Tech Computer Corporation (Information Technology, Communications Equipment)	42,000	637,006
Taiwan Semiconductor Manufacturing Company Limited ADR (Information Technology, Semiconductors & Semiconductor Equipment)	27,195	423,698

		1,060,704

Thailand: 0.01%
Bumrungrad Hospital (Health Care, Health Care Providers & Services)	13,600	26,979

United Kingdom: 14.43%
Amlin plc (Financials, Insurance)	41,300	221,051
AstraZeneca plc (Health Care, Pharmaceuticals)	21,300	933,157
Aviva plc (Financials, Insurance)	44,700	223,507
BAE Systems plc (Industrials, Aerospace & Defense)	114,100	546,630
Barclays plc (Financials, Commercial Banks)	61,200	216,769
BP plc (Energy, Oil, Gas & Consumable Fuels)	285,205	2,059,724
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)	224,300	767,347
Capita Group plc (Industrials, Commercial Services & Supplies)	89,748	965,673
Chemring Group plc (Industrials, Aerospace & Defense)	145,498	770,960
Diageo plc (Consumer Staples, Beverages)	14,736	370,922
Firstgroup plc (Industrials, Road & Rail)	51,700	163,445
Genting Singapore plc (Consumer Staples, Hotels, Restaurants & Leisure) †	425,592	594,969
GlaxoSmithKline plc (Health Care, Pharmaceuticals)	16,500	381,584
Greene King plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	31,300	259,317
Home Retail Group (Consumer Discretionary, Internet & Catalog Retail)	126,500	218,846
HSBC Holdings plc (Financials, Commercial Banks)	176,268	1,587,948
Imperial Tobacco Group plc (Consumer Staples, Tobacco)	46,805	1,871,650

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—April 30, 2012 (Unaudited)	Wells Fargo Advantage Diversified International Fund	15

Security Name		Shares	Value

United Kingdom (continued)
Johnson Matthey plc (Materials, Chemicals)		15,454	$580,358
Kesa Electricals plc (Consumer Discretionary, Specialty Retail)		116,100	102,688
Land Securities Group plc (Financials, REITs)		16,703	197,206
LogicaCMG plc (Industrials, Professional Services)		142,000	179,522
Man Group plc (Financials, Capital Markets)		254,956	428,250
Marston’s plc (Consumer Discretionary, Hotels, Restaurants & Leisure)		142,800	226,072
Old Mutual plc (Financials, Commercial Banks)		153,825	368,972
Pace plc (Consumer Discretionary, Household Durables)		190,500	224,916
Prudential plc (Financials, Insurance)		26,295	321,976
Reckitt Benckiser Group (Consumer Staples, Household Products)		15,920	926,757
Royal & Sun Alliance Insurance Group plc (Financials, Insurance)		127,200	216,754
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)		8,647	307,555
Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels)		47,600	1,735,422
SABMiller plc (Consumer Staples, Beverages)		34,017	1,429,012
Smiths Group plc (Industrials, Industrial Conglomerates)		79,477	1,380,120
Standard Chartered plc (Financials, Commercial Banks)		20,578	502,944
Tate & Lyle plc (Consumer Staples, Food Products)		40,224	450,755
Thomas Cook Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)		233,700	85,336
Tullett Prebon plc (Financials, Capital Markets)		44,400	247,515
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)		276,700	765,641
Vodafone Group plc ADR (Telecommunication Services, Wireless Telecommunication Services)		32,208	896,349
WH Smith Public Limited Corporation (Consumer Discretionary, Specialty Retail)		45,300	387,436
William Morrison Supermarkets plc (Consumer Staples, Food & Staples Retailing)		278,778	1,269,515
Wolseley plc (Industrials, Trading Companies & Distributors)		27,043	1,028,298
WPP plc (Consumer Discretionary, Media)		76,559	1,035,604

			27,448,472

United States: 0.44%
Amdocs Limited (Information Technology, IT Services) †		25,860	827,520

Virgin Islands (British): 0.24%
Arcos Dorados Holdings Incorporated Class A (Consumer Discretionary, Hotels, Restaurants & Leisure) «		25,387	453,666

Total Common Stocks (Cost $186,451,411)			181,595,502

	Dividend Yield
Preferred Stocks: 0.78%

Brazil: 0.30%
Cia Energetica de Minas Gerais (Energy, Oil, Gas & Consumable Fuels)	6.88%	15,875	314,643
Companhia Vale do Rio Doce Class A (Materials, Metals & Mining)	7.32	12,200	265,295

			579,938

Germany: 0.48%
Henkel KGaA (Consumer Staples, Household Products)	1.61	12,282	913,682

Total Preferred Stocks (Cost $1,428,611)			1,493,620

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Diversified International Fund	Portfolio of Investments—April 30, 2012 (Unaudited)

Security Name	Yield	Shares	Value

Short-Term Investments: 12.65%

Investment Companies: 12.65%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (u)(l)	0.11%	5,082,548	$5,082,548
Wells Fargo Securities Lending Cash Investments, LLC (v)(u)(l)(r)	0.19	18,974,853	18,974,853

Total Short-Term Investments (Cost $24,057,401)			24,057,401

Total Investments in Securities
(Cost $211,937,423) *	108.89%	207,146,523
Other Assets and Liabilities, Net	(8.89)	(16,912,103)

Total Net Assets	100.00%	$190,234,420

†	Non-income earning security

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(i)	Illiquid security

(u)	Rate shown is the 7-day annualized yield at period end.

(l)	Investment in an affiliate

(v)	Security represents investment of cash collateral received from securities on loan.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $216,532,057 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$10,780,362
Gross unrealized depreciation	(20,165,896)

Net unrealized depreciation	$(9,385,534)

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities—April 30, 2012 (Unaudited)	Wells Fargo Advantage Diversified International Fund	17

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$183,089,122
In affiliated securities, at value (see cost below)	24,057,401

Total investments, at value (see cost below)	207,146,523
Foreign currency, at value (see cost below)	1,536,748
Receivable for investments sold	248,015
Receivable for Fund shares sold	115,822
Receivable for dividends	1,266,805
Receivable for securities lending income	43,323
Prepaid expenses and other assets	63,094

Total assets	210,420,330

Liabilities
Payable for investments purchased	875,577
Payable for Fund shares redeemed	68,781
Payable upon receipt of securities loaned	18,974,853
Due to custodian bank	131
Advisory fee payable	155,464
Distribution fees payable	610
Due to other related parties	14,339
Accrued expenses and other liabilities	96,155

Total liabilities	20,185,910

Total net assets	$190,234,420

NET ASSETS CONSIST OF
Paid-in capital	$298,264,761
Undistributed net investment income	2,767,378
Accumulated net realized losses on investments	(106,028,452)
Net unrealized losses on investments	(4,769,267)

Total net assets	$190,234,420

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$23,812,982
Shares outstanding – Class A	2,354,464
Net asset value per share – Class A	$10.11
Maximum offering price per share – Class A2	$10.73
Net assets – Class B	$310,582
Shares outstanding – Class B	31,998
Net asset value per share – Class B	$9.71
Net assets – Class C	$638,792
Shares outstanding – Class C	67,595
Net asset value per share – Class C	$9.45
Net assets – Administrator Class	$3,377,370
Shares outstanding – Administrator Class	328,619
Net asset value per share – Administrator Class	$10.28
Net assets – Institutional Class	$120,910,960
Shares outstanding – Institutional Class	11,984,772
Net asset value per share – Institutional Class	$10.09
Net assets – Investor Class	$41,183,734
Shares outstanding – Investor Class	4,086,801
Net asset value per share – Investor Class	$10.08

Investments in unaffiliated securities, at cost	$187,880,022

Investments in affiliated securities, at cost	$24,057,401

Total investments, at cost	$211,937,423

Securities on loan, at value	$18,145,548

Foreign currency, at cost	$1,527,166

1.	The Fund has an unlimited amount of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Diversified International Fund	Statement of Operations—Six Months Ended April 30, 2012 (Unaudited)

Investment income
Dividends*	$3,933,874
Securities lending income, net	113,745
Income from affiliated securities	4,292

Total investment income	4,051,911

Expenses
Advisory fee	1,223,370
Administration fees
Fund level	71,963
Class A	30,283
Class B	536
Class C	818
Administrator Class	1,624
Institutional Class	88,111
Investor Class	65,985
Shareholder servicing fees
Class A	29,118
Class B	516
Class C	787
Administrator Class	4,060
Investor Class	49,427
Distribution fees
Class B	1,547
Class C	2,360
Custody and accounting fees	112,978
Professional fees	7,933
Registration fees	59,615
Shareholder report expenses	32,524
Trustees’ fees and expenses	8,793
Other fees and expenses	36,562

Total expenses	1,828,910
Less: Fee waivers and/or expense reimbursements	(250,592)

Net expenses	1,578,318

Net investment income	2,473,593

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized losses on investments
Unaffiliated securities	(9,228,388)
Forward foreign currency contract transactions	(485)

Net realized losses on investments	(9,228,873)

Net change in unrealized gains (losses) on:
Unaffiliated securities	9,922,919
Forward foreign currency contract transactions	200,267

Net change in unrealized gains (losses) on investments	10,123,186

Net realized and unrealized gains (losses) on investments	894,313

Net increase in net assets resulting from operations	$3,367,906

* Net of foreign dividend withholding taxes of	$292,636

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Diversified International Fund	19

	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31, 2011

Operations
Net investment income		$2,473,593		$9,089,872
Net realized gains (losses) on investments		(9,228,873)		28,624,907
Net change in unrealized gains (losses) on investments		10,123,186		(61,111,147)

Net increase (decrease) in net assets resulting from operations		3,367,906		(23,396,368)

Distributions to shareholders from
Net investment income
Class A		(338,231)		(311,102)
Class B		(191)		0
Class C		(4,213)		(3,178)
Administrator Class		0		(2,469,967)
Institutional Class		(8,142,523)		(3,000,704)
Investor Class		(563,955)		(499,616)

Total distributions to shareholders		(9,049,113)		(6,284,567)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	56,456	559,945	70,137	749,686
Class B	0	0	578	6,070
Class C	3,376	28,781	8,780	88,902
Administrator Class	29,101	299,321	113,988	1,206,133
Institutional Class	1,439,447	13,460,285	27,584,224	295,522,173
Investor Class	170,666	1,655,648	489,574	5,070,033

		16,003,980		302,642,997

Reinvestment of distributions
Class A	36,260	321,260	28,499	295,248
Class B	19	171	0	0
Class C	430	3,580	277	2,687
Administrator Class	0	0	236,741	2,445,535
Institutional Class	626,409	5,524,925	124,751	1,287,429
Investor Class	63,062	556,837	47,692	492,178

		6,406,773		4,523,077

Payment for shares redeemed
Class A	(201,744)	(1,957,341)	(530,722)	(5,493,680)
Class B	(20,445)	(193,240)	(59,479)	(603,610)
Class C	(5,601)	(50,686)	(17,261)	(170,775)
Administrator Class	(53,848)	(527,419)	(19,669,772)	(214,882,239)
Institutional Class	(33,413,836)	(309,270,603)	(3,723,416)	(37,986,222)
Investor Class	(339,370)	(3,267,033)	(1,031,552)	(10,607,271)

		(315,266,322)		(269,743,797)

Net increase (decrease) in net assets resulting from capital share transactions		(292,855,569)		37,422,277

Total increase (decrease) in net assets		(298,536,776)		7,741,342

Net assets
Beginning of period		488,771,196		481,029,854

End of period		$190,234,420		$488,771,196

Undistributed net investment income		$2,767,378		$9,342,898

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Diversified International Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31,			Year Ended September 30,
Class A		2011	2010[1]		2010	2009	2008	2007
Net asset value, beginning of period	$9.69	$10.29	$9.84		$9.62	$11.68	$19.49	$15.91
Net investment income	0.09	0.16	0.00	[2],[3]	0.09 [2]	0.14 [2]	0.31 [2]	0.24 [2]
Net realized and unrealized gains (losses) on investments	0.47	(0.65)	0.45		0.26	(0.69)	(5.91)	3.51

Total from investment operations	0.56	(0.49)	0.45		0.35	(0.55)	(5.60)	3.75
Distributions to shareholders from
Net investment income	(0.14)	(0.11)	0.00		(0.13)	(0.23)	(0.23)	(0.17)
Net realized gains	0.00	0.00	0.00		0.00	(1.28)	(1.98)	0.00

Total distributions to shareholders	(0.14)	(0.11)	0.00		(0.13)	(1.51)	(2.21)	(0.17)
Net asset value, end of period	$10.11	$9.69	$10.29		$9.84	$9.62	$11.68	$19.49
Total return[4]	5.98%	(4.83)%	4.57%		3.64%	(0.78)%	(32.12)%	23.68%
Ratios to average net assets (annualized)
Gross expenses	1.62%	1.47%	1.54%		1.64%	1.76%	1.67%	1.70%
Net expenses	1.41%	1.41%	1.41%		1.38%	1.41%	1.48%	1.50%
Net investment income	1.86%	1.47%	0.59%		0.99%	1.76%	1.93%	1.32%
Supplemental data
Portfolio turnover rate	35%	53%	5%		64%	123%	62%	49%
Net assets, end of period (000’s omitted)	$23,813	$23,862	$29,804		$28,926	$31,742	$37,819	$62,693

1.	For the one month ended October 31, 2010. The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 2010.

2.	Calculated based upon average shares outstanding

3.	Amount is less than $0.005.

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Diversified International Fund	21

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31,		Year Ended September 30,
Class B		2011	2010[1]	2010	2009	2008	2007
Net asset value, beginning of period	$9.19	$9.74	$9.32	$9.12	$11.07	$18.52	$15.13
Net investment income (loss)	0.04 [2]	0.06 [2]	(0.00)[2]	(0.05)[2]	0.07 [2]	0.16 [2]	0.07 [2]
Net realized and unrealized gains (losses) on investments	0.48	(0.61)	0.42	0.32	(0.64)	(5.58)	3.36

Total from investment operations	0.52	(0.55)	0.42	0.27	(0.57)	(5.42)	3.43
Distributions to shareholders from
Net investment income	(0.00)[3]	0.00	0.00	(0.07)	(0.10)	(0.05)	(0.04)
Net realized gains	0.00	0.00	0.00	0.00	(1.28)	(1.98)	0.00

Total distributions to shareholders	(0.00)[3]	0.00	0.00	(0.07)	(1.38)	(2.03)	(0.04)
Net asset value, end of period	$9.71	$9.19	$9.74	$9.32	$9.12	$11.07	$18.52
Total return[4]	5.71%	(5.65)%	4.51%	3.00%	(1.50)%	(32.61)%	22.73%
Ratios to average net assets (annualized)
Gross expenses	2.36%	2.23%	2.28%	2.39%	2.51%	2.43%	2.45%
Net expenses	2.16%	2.16%	2.16%	2.13%	2.16%	2.23%	2.25%
Net investment income (loss)	0.90%	0.64%	(0.16)%	(0.59)%	0.93%	1.03%	0.39%
Supplemental data
Portfolio turnover rate	35%	53%	5%	64%	123%	62%	49%
Net assets, end of period (000’s omitted)	$311	$482	$1,084	$1,046	$1,739	$3,213	$9,579

1.	For the one month ended October 31, 2010. The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 2010.

2.	Calculated based upon average shares outstanding

3.	Amount is less than $0.005.

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Diversified International Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31,		Year Ended September 30,
Class C		2011	2010[1]	2010	2009	2008	2007
Net asset value, beginning of period	$9.01	$9.59	$9.17	$8.98	$10.98	$18.46	$15.10
Net investment income (loss)	0.05 [2]	0.07 [2]	(0.00)[2]	0.02 [2]	0.07 [2]	0.17 [2]	0.09
Net realized and unrealized gains (losses) on investments	0.45	(0.61)	0.42	0.25	(0.65)	(5.56)	3.34

Total from investment operations	0.50	(0.54)	0.42	0.27	(0.58)	(5.39)	3.43
Distributions to shareholders from
Net investment income	(0.06)	(0.04)	0.00	(0.08)	(0.14)	(0.11)	(0.07)
Net realized gains	0.00	0.00	0.00	0.00	(1.28)	(1.98)	0.00

Total distributions to shareholders	(0.06)	(0.04)	0.00	(0.08)	(1.42)	(2.09)	(0.07)
Net asset value, end of period	$9.45	$9.01	$9.59	$9.17	$8.98	$10.98	$18.46
Total return[3]	5.67%	(5.65)%	4.58%	3.07%	(1.47)%	(32.64)%	22.76%
Ratios to average net assets (annualized)
Gross expenses	2.37%	2.22%	2.28%	2.39%	2.51%	2.42%	2.45%
Net expenses	2.16%	2.16%	2.16%	2.12%	2.16%	2.23%	2.25%
Net investment income (loss)	1.13%	0.72%	(0.16)%	0.20%	0.92%	1.11%	0.54%
Supplemental data
Portfolio turnover rate	35%	53%	5%	64%	123%	62%	49%
Net assets, end of period (000’s omitted)	$639	$625	$744	$718	$719	$995	$1,961

1.	For the one month ended October 31, 2010. The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 2010.

2.	Calculated based upon average shares outstanding

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Diversified International Fund	23

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31,			Year Ended September 30,
Administrator Class		2011	2010[1]		2010	2009	2008	2007
Net asset value, beginning of period	$9.68	$10.28	$9.83		$9.59	$11.67	$19.48	$15.90
Net investment income	0.10 [2]	0.05 [2]	0.00	2,[3]	0.12 [2]	0.16 [2]	0.31 [2]	0.26 [2]
Net realized and unrealized gains (losses) on investments	0.50	(0.52)	0.45		0.26	(0.70)	(5.87)	3.53

Total from investment operations	0.60	(0.47)	0.45		0.38	(0.54)	(5.56)	3.79
Distributions to shareholders from
Net investment income	0.00	(0.13)	0.00		(0.14)	(0.26)	(0.27)	(0.21)
Net realized gains	0.00	0.00	0.00		0.00	(1.28)	(1.98)	0.00

Total distributions to shareholders	0.00	(0.13)	0.00		(0.14)	(1.54)	(2.25)	(0.21)
Net asset value, end of period	$10.28	$9.68	$10.28		$9.83	$9.59	$11.67	$19.48
Total return[4]	6.20%	(4.69)%	4.58%		3.87%	(0.66)%	(31.98)%	24.00%
Ratios to average net assets (annualized)
Gross expenses	1.46%	1.35%	1.38%		1.46%	1.58%	1.50%	1.52%
Net expenses	1.25%	1.24%	1.25%		1.22%	1.25%	1.25%	1.25%
Net investment income	2.04%	0.44%	0.75%		1.31%	2.02%	1.92%	1.48%
Supplemental data
Portfolio turnover rate	35%	53%	5%		64%	123%	62%	49%
Net assets, end of period (000’s omitted)	$3,377	$3,421	$202,247		$193,626	$261,004	$293,831	$689,808

1.	For the one month ended October 31, 2010. The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 2010.

2.	Calculated based upon average shares outstanding

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage Diversified International Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31,			Year Ended September 30,
Institutional Class		2011	2010[1]		2010	2009	2008	2007
Net asset value, beginning of period	$9.69	$10.29	$9.84		$9.60	$11.69	$19.50	$15.91
Net investment income	0.08 [2]	0.23	0.00	[2],[3]	0.15 [2]	0.18 [2]	0.38 [2]	0.45 [2]
Net realized and unrealized gains (losses) on investments	0.51	(0.68)	0.45		0.24	(0.70)	(5.90)	3.37

Total from investment operations	0.59	(0.45)	0.45		0.39	(0.52)	(5.52)	3.82
Distributions to shareholders from
Net investment income	(0.19)	(0.15)	0.00		(0.15)	(0.29)	(0.31)	(0.23)
Net realized gains	0.00	0.00	0.00		0.00	(1.28)	(1.98)	0.00

Total distributions to shareholders	(0.19)	(0.15)	0.00		(0.15)	(1.57)	(2.29)	(0.23)
Net asset value, end of period	$10.09	$9.69	$10.29		$9.84	$9.60	$11.69	$19.50
Total return[4]	6.35%	(4.48)%	4.57%		4.13%	(0.41)%	(31.79)%	24.22%
Ratios to average net assets (annualized)
Gross expenses	1.15%	1.03%	1.11%		1.19%	1.31%	1.23%	1.22%
Net expenses	0.99%	0.99%	0.99%		0.96%	0.99%	1.04%	1.05%
Net investment income	1.68%	2.17%	1.00%		1.63%	2.30%	2.46%	2.43%
Supplemental data
Portfolio turnover rate	35%	53%	5%		64%	123%	62%	49%
Net assets, end of period (000’s omitted)	$120,911	$419,925	$199,081		$194,651	$69,698	$59,620	$69,756

1.	For the one month ended October 31, 2010. The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 2010.

2.	Calculated based upon average shares outstanding

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Diversified International Fund	25

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31,		Year Ended September 30,
Investor Class		2011	2010[1]	2010	2009	2008[2]
Net asset value, beginning of period	$9.65	$10.26	$9.81	$9.58	$11.68	$14.27
Net investment income	0.08	0.13	0.00 [3]	0.11 [3]	0.14 [3]	0.04 [3]
Net realized and unrealized gains (losses) on investments	0.49	(0.63)	0.45	0.24	(0.70)	(2.63)

Total from investment operations	0.57	(0.50)	0.45	0.35	(0.56)	(2.59)
Distributions to shareholders from
Net investment income	(0.14)	(0.11)	0.00	(0.12)	(0.26)	0.00
Net realized gains	0.00	0.00	0.00	0.00	(1.28)	0.00

Total distributions to shareholders	(0.14)	(0.11)	0.00	(0.12)	(1.54)	0.00
Net asset value, end of period	$10.08	$9.65	$10.26	$9.81	$9.58	$11.68
Total return[4]	6.06%	(4.97)%	4.59%	3.74%	(0.82)%	(18.15)%
Ratios to average net assets (annualized)
Gross expenses	1.69%	1.54%	1.61%	1.73%	1.87%	1.85%
Net expenses	1.46%	1.46%	1.46%	1.43%	1.46%	1.46%
Net investment income	1.82%	1.43%	0.54%	1.18%	1.75%	1.60%
Supplemental data
Portfolio turnover rate	35%	53%	5%	64%	123%	62%
Net assets, end of period (000’s omitted)	$41,184	$40,456	$48,070	$46,282	$47,569	$47,062

1.	For the one month ended October 31, 2010. The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 2010.

2.	For the period from July 18, 2008 (commencement of class operations) to September 30, 2008

3.	Calculated based upon average shares outstanding

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage Diversified International Fund	Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Diversified International Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. As a result of the fair value pricing procedures, these securities which are normally categorized as Level 1 in the fair value hierarchy will represent a transfer from a Level 1 to a Level 2 security and will be categorized as Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. On April 30, 2012, fair value pricing was not used in pricing foreign securities.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued prices are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. The securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Diversified International Fund	27

quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Forward foreign currency contracts

The Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral

28	Wells Fargo Advantage Diversified International Fund	Notes to Financial Statements (Unaudited)

Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years which began after December 22, 2010 for an unlimited period. However, any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than be considered all short-term as under previous law. In addition, the Fund may elect to defer any portion of a post-October capital loss or qualified late-year ordinary loss to the first day of the following taxable year. A post-October capital loss is the greatest of the net capital loss, net short-term capital loss or net long-term capital loss for the portion of the taxable year after October 31. A qualified late-year ordinary loss is the net loss comprised of (a) net gain or loss from the sale or other disposition of capital assets for the portion of the taxable year after October 31, and (b) other ordinary income or loss for the portion of the taxable year after December 31.

As of October 31, 2011, the Fund had net capital loss carryforwards, which are available to offset future net realized capital gains, in the amount of $89,306,475 expiring in 2017.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Diversified International Fund	29

lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$179,654,406	$1,941,096	$0	$181,595,502
Preferred stocks	1,493,620	0	0	1,493,620
Short-term investments
Investment companies	5,082,548	18,974,853	0	24,057,401
	$186,230,574	$20,915,949	$0	$207,146,523

Further details on the major security types listed above can be found in the Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended April 30, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-advisers, who are responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.85% and declining to 0.70% as the average daily net assets of the Fund increase. For the six months ended April 30, 2012, the advisory fee was equivalent to an annual rate of 0.85% of the Fund’s average daily net assets.

Funds Management has retained the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by Funds Management and do not increase the overall fees paid by the Fund. Artisan Partners Limited Partnership, LSV Asset Management and Wells Capital Management, an affiliate of Funds Management, are the sub-advisers to the Fund and are each entitled to receive a fee from the adviser which is calculated based on the average daily net assets of the Fund as follows:

	Annual Sub-advisory Fee
Investment sub-adviser	starting at	declining to
Artisan Partners Limited Partnership	0.80%	0.50%
LSV Asset Management	0.35	0.30
Wells Capital Management	0.45	0.40

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an

30	Wells Fargo Advantage Diversified International Fund	Notes to Financial Statements (Unaudited)

annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Class A, Class B, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.33

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through February 28, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.41% for Class A, 2.16% for Class B, 2.16% for Class C, 1.25% for Administrator Class, 0.99% for Institutional Class and 1.46% for Investor Class.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended April 30, 2012, Wells Fargo Funds Distributor, LLC received $883 from the sale of Class A shares and $97 in contingent deferred sales charges from redemptions of Class B.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Administrator Class and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations (if any) and short-term securities, for the six months ended April 30, 2012 were $101,806,477 and $379,417,505, respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended April 30, 2012, the Fund entered into forward foreign currency exchange contracts for economic hedging purposes.

As of April 30, 2012, the Fund did not have any open forward foreign currency contracts but had average contract amounts of $3,322,525 and $3,526,171 in forward foreign currency contracts to buy and forward foreign currency contracts to sell, respectively, during the six months ended April 30, 2012.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the appropriate financial statements.

7. BANK BORROWINGS

The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended April 30, 2012, the Fund paid $390 in commitment fees.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Diversified International Fund	31

During the six months ended April 30, 2012, the Fund had average borrowings outstanding of $16,738 at a rate of 1.41% and paid interest in the amount of $236.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

In May 2011, FASB issued ASU No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurement, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. Management expects that adoption of the ASU will result in additional disclosures in the financial statements, as applicable.

In April 2011, FASB issued ASU No. 2011-03 Reconsideration of Effective Control for Repurchase Agreements. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management has evaluated the impact of adopting the ASU and expects no significant changes.

32	Wells Fargo Advantage Diversified International Fund	Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargoadvantagefunds.com, or visiting the SEC Web site at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at wellsfargoadvantagefunds.com or by visiting the SEC Web site at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other Information (Unaudited)	Wells Fargo Advantage Diversified International Fund	33

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 137 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

34	Wells Fargo Advantage Diversified International Fund	Other Information (Unaudited)

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at wellsfargoadvantagefunds.com.

Other Information (Unaudited)	Wells Fargo Advantage Diversified International Fund	35

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in person meeting held on March 29-30, 2012 (the “Meeting”), the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage Diversified International Fund (the “Fund”); (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (“Wells Capital Management”) for the Fund; (iii) an investment sub-advisory agreement with Artisans Partners Limited Partnership (“Artisan”) for the Fund; and (iv) an investment sub-advisory agreement with LSV Asset Management (“LSV”) for the Fund. The investment advisory agreements with Funds Management and the investment sub-advisory agreements with Wells Capital Management, Artisan, and LSV (the “Sub-Advisers”) are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and the Sub-Advisers and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

In providing information to the Board, Funds Management and the Sub-Advisers were guided by a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf at the start of the Board’s annual contract renewal process earlier in 2012. In approving the Advisory Agreements, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee likely attributed different weights to various factors.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and the Sub-Advisers under the Advisory Agreements. The Board also received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and the Sub-Advisers, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and the Sub-Advisers. In addition, the Board took into account the administrative services provided to the Fund by Funds Management and its affiliates.

The Board’s decision to approve the continuation of the Advisory Agreements was based on a comprehensive evaluation of all of the information provided to it. In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and the Sub-Advisers about various topics, including Funds Management’s oversight of service providers. The above factors, together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Board in concluding that the nature, extent and quality of the investment advisory services provided to the Fund by Funds Management and the Sub-Advisers supported the re-approval of the Advisory Agreements. Although the Board considered the continuation of the Advisory Agreements for the Fund as part of the larger process of considering the continuation of the advisory agreements for all of the funds in the complex, its decision to continue the Advisory Agreements for the Fund was ultimately made on a fund-by-fund basis.

36	Wells Fargo Advantage Diversified International Fund	Other Information (Unaudited)

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2011. The Board also considered these results in comparison to the median performance of a universe of relevant funds (the “Universe”) that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund, and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe. The Board noted that, except for the ten-year period, the performance of the Fund was higher than or in range of the median performance of the Universe for the periods under review. The Board also noted that, except for the ten-year period, the performance of the Fund was higher than or in range of its benchmark, the Lipper International Large-Cap Core Funds Index, for the periods under review.

The Board received and considered information regarding the Fund’s contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an “Expense Group”) that was determined by Lipper to be similar to the Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in the Fund’s Expense Group. The Board noted that the net operating expense ratios of the Fund were in range of the Fund’s Expense Group’s median net operating expense ratios.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements for the Fund.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rate that is payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rate”), both on a stand-alone basis and on a combined basis with the Fund’s administration fee rate. The Board took into account the separate administrative and other services covered by the administration fee rate. The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Funds Management to the Sub-Advisers for investment sub-advisory services (the “Sub-Advisory Agreement Rate”). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rate and considered the Advisory Agreement Rate after taking the waivers/caps into account (the “Net Advisory Rate”).

The Board received and considered information comparing the Advisory Agreement Rate and Net Advisory Rate with those of other funds in the Fund’s Expense Group median. The Board noted that the Advisory Agreement Rate and Net Advisory Rate for the Fund were higher than or in range of the median rates for the Fund’s Expense Group. The Board noted that Funds management had agreed to continue contractual fee cap arrangements for the Fund designed to lower the Fund’s expenses.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and the Sub-Advisers to other types of clients. In this regard, the Board received information about differences between the services, and the compliance, reporting, and other legal burdens and risks of providing investment advice to mutual funds and those associated with providing advice to non-mutual fund clients such as collective funds or institutional separate accounts.

The Board determined that the Advisory Agreement Rate for the Fund, both with and without an administration fee rate and before and after waivers, was reasonable in light of the Fund’s Expense Group information, the net expense ratio commitments, the services covered by the Advisory Agreements and other information provided. The Board also reviewed and considered the Sub-Advisory Agreement Rate and concluded that the Sub-Advisory Agreement Rate was reasonable in light of the services covered by the sub-advisory agreement and other information provided.

Profitability

The Board received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to the collective Wells Fargo businesses that provide services to the Fund. It considered that the information provided to it was necessarily estimated, and that the profitability information provided to it, especially on a fund-by-fund basis, did

Other Information (Unaudited)	Wells Fargo Advantage Diversified International Fund	37

not necessarily provide a precise tool for evaluating the appropriateness of the Fund’s Advisory Agreement Rate in isolation. It noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on, among other things, the size and type of fund. The Board concluded that the profitability reported by Funds Management was not unreasonable.

The Board did not consider separate profitability information with respect to Wells Capital Management, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

The Board did not consider separate profitability information with respect to Artisan and LSV, which are not affiliated with Funds Management. The Board considered that the sub-advisory fees paid to Artisan and LSV had been negotiated by Funds Management on an arm’s-length basis and that its profitability from its relationship with the Fund was not a material factor in determining whether to renew the sub-advisory agreements with Artisan and LSV.

Economies of Scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee structure, which operate generally to reduce the effective Advisory Agreement Rate of the Fund (as a percentage of Fund assets) as the Fund grows in size. It considered that, as a fund shrinks in size, breakpoints conversely result in increasing fee levels. The Board noted that it would have on-going opportunities to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward sharing economies of scale, if any, with the Fund. However, the Board acknowledged the inherent limitations of any analysis of an investment adviser’s economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board’s understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Other benefits to Funds Management and the Sub-Advisers

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates and the Sub-Advisers as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and the Sub-Advisers with the Fund and benefits potentially derived from an increase in Funds Management’s and the Sub-Advisers’ business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates or the Sub-Advisers).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized and any benefits that may be realized by using an affiliated broker.

Other factors and broader review

The Board also considered the markets for distribution of the Fund’s shares, including the channels through which the Fund’s shares are offered and sold. The Board noted that the Fund is part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Board reviews detailed materials received from Funds Management and the Sub-Advisers annually as part of the re-approval process under Section 15 of the 1940 Act and also reviews and assesses information about the quality of the services that the Fund receives throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

38	Wells Fargo Advantage Diversified International Fund	List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Agreement
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPA	— Standby Purchase Agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate Trading of Registered Interest and Principal Securities
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

209721 06-12 SA237/SAR237 4-12

Wells Fargo Advantage

Emerging Markets Equity Fund

Semi-Annual Report

April 30, 2012

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of April 30, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $211 billion in assets under management, as of April 30, 2012.

Equity Funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Equity Value Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
Capital Growth Fund	Growth Fund	Small Cap Opportunities Fund
Common Stock Fund	Index Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Equity Fund	Small Company Growth Fund
Discovery Fund†	International Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified International Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified Small Cap Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Emerging Markets Local Bond Fund	Omega Growth Fund	Utility and Telecommunications Fund
Endeavor Select Fund†
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Emerging Markets Equity Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

The period was marked by continued concerns about the possible global economic effects of the ongoing European sovereign debt crisis that began in Greece and later spread to the larger economies of Italy and Spain.

The potential for sovereign debt default had a negative effect on emerging markets, with indexes in major countries such as Brazil and India ending the period with losses.

Dear Valued Shareholder:

We’re pleased to offer you this semi-annual report for the Wells Fargo Advantage Emerging Markets Equity Fund for the six-month period that ended April 30, 2012. The period was marked by continued concerns about the possible global economic effects of the ongoing European sovereign debt crisis that began in Greece and later spread to the larger economies of Italy and Spain. Widespread support from central banks helped push developed market indexes to gains, but several emerging markets posted losses for the period.

Macroeconomic optimism seemed to fade as global growth slowed and worries rose.

Prior to and throughout the reporting period, concerns about the eurozone sovereign debt situation returned to center stage. Investors became increasingly concerned that Greece would default on its debt, a scenario that only seemed more likely as eurozone leaders began to openly discuss a “voluntary” haircut on Greek debt for private investors. Because many eurozone banks owned Greek debt and many U.S. banks had financial ties to eurozone banks, investors worried about the effects of such an event on the financial systems and on the global economy.

In October 2011, market participants turned their attention to the debt burdens of Italy—which, like the U.S., also had its credit rating downgraded by Standard & Poor’s—because even though it had a relatively modest budget deficit, it had a high amount of outstanding debt and a stagnant economy. French banks were heavily exposed to Italian debt, so Italy’s woes led to fears of a state bailout of French banks and a resulting increase in France’s expenditures.

The Greek credit crisis was seemingly addressed in March 2012, when the Greek government came to an agreement with its creditors that allowed it to write down the principal on most of its bonds in exchange for increased financial austerity. The Greek agreement, combined with unprecedented support for eurozone banks by the European Central Bank (ECB), seemed to calm investor concerns, at least temporarily, and most developed markets—both in Europe and Asia—ended the period with gains. The potential for sovereign debt default had a negative effect on emerging markets, with indexes in major countries such as Brazil and India ending the period with losses. China was a notable exception, posting a gain.

The U.S. economy reported relatively solid news.

In contrast to worrisome data from the eurozone, U.S. economic data remained moderately positive. Reported gross domestic product (GDP) growth came in at a 1.8% annualized rate in the third quarter of 2011 and then accelerated to a 3.0% annualized rate in the fourth quarter. The initial estimate for GDP growth in the first quarter of 2012 came in at a 2.2% annualized rate, further supporting the case for economic recovery. In addition, the major banks appeared to have taken steps toward repairing their balance sheets; in March, the Federal Reserve (Fed) announced that 15 of the 19 major banks had passed a “stress test” in which the Fed attempted to gauge whether the banks could survive a severe recession that included a 50% drop in the stock market and a 21% percent decline in housing prices.

Letter to Shareholders	Wells Fargo Advantage Emerging Markets Equity Fund	3

Financial stocks rebounded and outperformed the broader market for the reporting period after the Fed released details of the stress test. Stocks generally rallied across the market as investors seemed to be increasingly confident that the U.S. would not return to recession.

Central banks continued to provide stimulus.

Throughout the reporting period, the Federal Open Market Committee kept its key interest rates effectively at zero in order to support the economy and financial system. In response to extreme market volatility and signs of a weakening economy, the Fed announced its intention to keep interest rates low until at least late 2014.

Likewise, the Bank of Japan voted in late April to keep its key policy rate in a range of 0.0% to 0.1%. The bank announced that it would expand its government bond purchases by 10 trillion yen ($123.8 billion), targeting a 1.0% inflation rate in an attempt to end the country’s multi-year deflation.

As of November 1, 2011, the ECB had a key rate of 1.50%, which it had increased from 1.0% in an attempt to keep inflation in check. Soon, in response to weakness in the southern European economies, the ECB lowered its key rate to 1.25% in early November 2011 and 1.0% in December 2011. The ECB also continued to provide virtually unlimited liquidity for banks, announcing a Long-Term Refinancing Operation in December through which it provided low-cost three-year loans to lenders.

We use time-tested investment strategies, even as many variables are at work in the market.

Elevated unemployment and debt defaults continue to pressure consumers and businesses alike. In our experience, strict adherence to time-tested investment strategies has its rewards. As a whole, Wells Fargo Advantage Funds represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, we believe it helps in managing risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our Web site at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

4	Wells Fargo Advantage Emerging Markets Equity Fund	Letter to Shareholders

Notice to Shareholders

The Board of Trustees for Wells Fargo Advantage Funds has unanimously approved the following modifications to certain net asset value (NAV) waiver privileges and commission schedules:

■	Effective May 1, 2012, automatic investment plan (AIP) purchases and proceeds received from systematic withdrawals will no longer qualify for NAV repurchase privileges.

■

Effective May 1, 2012, discretionary rights to waive the upfront commission for Class C and “jumbo” Class A share purchases will no longer be granted to broker/dealers. However, we will continue to waive the Class C shares contingent deferred sales charge for redemptions by employer-sponsored retirement plans where the dealer of record waived its commission at the time of purchase.

■

Effective July 31, 2012, NAV purchase privileges for former Evergreen Class IS and Class R shareholders are being modified to remove the ability to purchase Class A shares at NAV unless those shares are held directly with the Fund on or after July 31, 2012.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

Performance Highlights (Unaudited)	Wells Fargo Advantage Emerging Markets Equity Fund	5

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Derrick Irwin, CFA

Yi (Jerry) Zhang, Ph.D, CFA

FUND INCEPTION

September 6, 1994

TEN LARGEST EQUITY HOLDINGS[1] (AS OF APRIL 30, 2012)
Samsung Electronics Company Limited	4.56%
China Mobile Limited ADR	3.74%
Taiwan Semiconductor Manufacturing company Limited ADR	2.55%
Grupo Televisa SA ADR	2.52%
Banco Bradesco SA ADR	2.39%
SINA Corporation	2.36%
ICICI Bank Limited ADR	1.96%
KT Corporation ADR	1.82%
America Movil SAB de CV ADR	1.65%
China Life Insurance Company Limited ADR	1.63%

SECTOR DISTRIBUTION[2] (AS OF APRIL 30, 2012)

1.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

2.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Emerging Markets Equity Fund	Performance Highlights (Unaudited)

AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF APRIL 30, 2012)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[5]
Class A (EMGAX)	09/06/1994	(4.68)	(16.22)	3.88	14.55	1.15	(11.12)	5.12	15.24	1.70%	1.70%
Class B (EMGBX)**	09/06/1994	(4.19)	(16.12)	4.05	14.66	0.79	(11.77)	4.35	14.66	2.45%	2.45%
Class C (EMGCX)	09/06/1994	(0.15)	(12.75)	4.34	14.39	0.85	(11.75)	4.34	14.39	2.45%	2.45%
Administrator Class (EMGYX)	09/06/1994					1.27	(10.93)	5.36	15.54	1.54%	1.54%
Institutional Class (EMGNX)	07/30/2010					1.39	(10.72)	5.47	15.59	1.27%	1.27%
MSCI Emerging Markets Index (Net)[6]						3.93	(12.61)	3.48	13.92

*	Returns for periods of less than one year are not annualized.

**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s Web site – wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to regional risk and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

3.	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for all classes of the Fund prior to July 19, 2010 is based on the performance of the Fund’s predecessor, Evergreen Emerging Markets Growth Fund.

4.	Reflects the expense ratios as stated in the most recent prospectuses.

5.	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.81% for Class A, 2.56% for Class B, 2.56% for Class C, 1.60% for Administrator Class and 1.30% for Institutional Class. Without this cap, the Fund’s returns would have been lower.

6.	The Morgan Stanley Capital International Emerging Markets (MSCI Emerging Markets) Index (Net) is a free float-adjusted market capitalization index designed to measure the equity market performance in the global emerging markets. The index is currently composed of 21 emerging markets country indexes. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

Fund Expenses (Unaudited)	Wells Fargo Advantage Emerging Markets Equity Fund	7

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2011 to April 30, 2012.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11-01-2011	Ending Account Value 04-30-2012	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,011.52	$8.30	1.66%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.61	$8.32	1.66%
Class B
Actual	$1,000.00	$1,007.90	$12.03	2.41%
Hypothetical (5% return before expenses)	$1,000.00	$1,012.88	$12.06	2.41%
Class C
Actual	$1,000.00	$1,008.52	$12.04	2.41%
Hypothetical (5% return before expenses)	$1,000.00	$1,012.88	$12.06	2.41%
Administrator Class
Actual	$1,000.00	$1,012.71	$7.26	1.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.65	$7.27	1.45%
Institutional Class
Actual	$1,000.00	$1,013.90	$6.21	1.24%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$6.22	1.24%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

8	Wells Fargo Advantage Emerging Markets Equity Fund	Portfolio of Investments—April 30, 2012 (Unaudited)

Security Name	Shares	Value

Common Stocks: 87.85%

Argentina: 0.04%
Irsa Inversiones y Representaciones SA ADR (Financials, Real Estate Management & Development) «	148,500	$1,170,180

Brazil: 13.60%
All America Latina Logistica SA (Industrials, Road & Rail)	6,199,770	28,231,778
B2W Companhia Global do Varejo (Consumer Discretionary, Internet & Catalog Retail) †	1,954,790	8,337,457
Banco Bradesco SA ADR (Financials, Commercial Banks) «	4,084,535	65,475,096
Banco do Brasil SA (Financials, Commercial Banks)	3,105,000	38,410,356
BRF Brasil Foods SA ADR (Consumer Staples, Food Products) «	432,930	7,978,900
Brookfield Incorporacoes SA (Financials, Real Estate Management & Development)	4,603,572	12,123,879
CCR SA (Industrials, Transportation Infrastructure)	1,256,400	9,755,119
CETIP SA (Financials, Capital Markets)	213,100	3,283,449
Cielo SA (Information Technology, IT Services)	636,480	19,099,576
Companhia De Bebidas ADR (Consumer Staples, Beverages) «	409,200	17,178,216
Lojas Renner SA (Consumer Discretionary, Multiline Retail)	500,800	16,097,377
MRV Engenharia e Participacoes SA (Consumer Discretionary, Household Durables)	696,600	4,052,826
OGX Petroleo e Gas Participacoes SA (Energy, Oil, Gas & Consumable Fuels) †	300,000	2,082,208
Petroleo Brasileiro SA ADR (Energy, Oil, Gas & Consumable Fuels)	1,731,400	40,757,156
Petroleo Brasileiro SA ADR Class A (Energy, Oil, Gas & Consumable Fuels) «	1,741,535	38,592,416
Redecard SA (Information Technology, IT Services)	888,400	14,960,858
Sao Carlos Empreendimentos e Participacoes SA (Financials, Real Estate Management & Development)	258,900	4,311,038
Tim Participacoes SA (Telecommunication Services, Wireless Telecommunication Services)	2,249,763	13,384,210
Vale SA ADR (Materials, Metals & Mining) «	1,314,236	29,176,039

		373,287,954

China: 11.54%
51job Incorporated ADR (Industrials, Commercial Services & Supplies) †«	419,604	25,478,355
Bitauto Holdings Limited ADR (Information Technology, Internet Software & Services) †	292,524	1,313,433
China Life Insurance Company Limited ADR (Financials, Insurance) «	1,119,186	44,722,673
China Telecom Corporation Limited (Telecommunication Services, Diversified Telecommunication Services)	48,828,000	26,306,257
Ctrip.com International Limited ADR (Consumer Discretionary, Specialty Retail) †	511,574	11,085,809
Dalian Port Company Limited (Industrials, Transportation Infrastructure)	18,732,000	4,273,377
First Tractor Company (Industrials, Machinery)	7,212,000	6,729,892
Li Ning Company Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	6,372,500	5,864,377
New Oriental Education & Technology Group Incorporated (Consumer Discretionary, Diversified Consumer Services) †	1,381,672	36,932,093
NVC Lighting Holdings Limited (Consumer Discretionary, Household Durables)	16,823,000	6,114,577
PetroChina Company Limited ADR (Energy, Oil, Gas & Consumable Fuels) «	248,900	37,041,298
Sichuan Expressway Company (Industrials, Transportation Infrastructure)	22,532,000	9,060,834
SINA Corporation (Information Technology, Internet Software & Services) †«	1,104,817	64,642,843
Sinotrans Limited (Industrials, Air Freight & Logistics)	32,149,000	5,469,596
Tsingtao Brewery Company Limited (Consumer Staples, Beverages)	5,202,000	31,579,489

		316,614,903

Hong Kong: 6.42%
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	460,000	5,095,861
China Mobile Limited ADR (Telecommunication Services, Wireless Telecommunication Services) «	1,853,333	102,563,448
CNOOC Limited ADR (Energy, Oil, Gas & Consumable Fuels) «	206,600	43,726,890
Johnson Electric Holdings Limited (Industrials, Electrical Equipment)	15,638,500	9,836,232

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—April 30, 2012 (Unaudited)	Wells Fargo Advantage Emerging Markets Equity Fund	9

Security Name	Shares	Value

Hong Kong (continued)
Shangri-La Asia Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	2,815,500	$5,980,350
Texwinca Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	7,424,000	9,090,241

		176,293,022

India: 7.06%
Bharti Airtel Limited (Telecommunication Services, Wireless Telecommunication Services)	4,538,728	26,741,462
Hindustan Unilever Limited (Consumer Staples, Household Products)	1,140,200	9,035,057
ICICI Bank Limited ADR (Financials, Commercial Banks) «	1,584,295	53,691,758
Idea Cellular Limited (Telecommunication Services, Wireless Telecommunication Services) †	6,640,500	9,891,447
Infosys Technologies Limited ADR (Information Technology, IT Services) «	868,600	41,128,210
Oil & Natural Gas Corporation Limited (Energy, Oil, Gas & Consumable Fuels)	825,600	4,230,613
Reliance Industries Limited (Energy, Oil, Gas & Consumable Fuels) 144A	1,142,387	32,238,161
Reliance Industries Limited (Energy, Oil, Gas & Consumable Fuels)	645,000	9,119,345
Ultra Tech Cement Limited (Materials, Construction Materials)	286,000	7,732,854

		193,808,907

Indonesia: 0.98%
PT Astra Agro Lestari Tbk (Consumer Staples, Food Products)	2,659,000	6,191,459
PT Astra International Tbk (Consumer Discretionary, Automobiles)	695,500	5,372,994
PT Telekomunik Indonesia Persoro Tbk (Telecommunication Services, Diversified Telecommunication Services) «	420,464	15,225,001

		26,789,454

Israel: 0.89%
Israel Chemicals Limited (Materials, Chemicals)	1,719,600	19,727,611
Teva Pharmaceutical Industries Limited ADR (Health Care, Pharmaceuticals)	100,000	4,574,000

		24,301,611

Malaysia: 1.68%
Genting Berhad (Consumer Discretionary, Hotels, Restaurants & Leisure)	5,071,600	17,329,922
KLCC Property Holdings Berhad (Financials, Real Estate Management & Development)	3,387,900	3,795,433
Resorts World Berhad (Consumer Discretionary, Hotels, Restaurants & Leisure)	9,328,100	11,837,377
Sime Darby Berhad (Industrials, Industrial Conglomerates)	4,088,137	13,158,775

		46,121,507

Mexico: 6.23%
America Movil SAB de CV ADR (Telecommunication Services, Wireless Telecommunication Services) «	1,695,400	45,182,410
Cemex SA de CV (Materials, Construction Materials) †«	2,361,507	17,073,696
Fibra Uno Administracion SA de CV (Financials, REITs)	3,642,418	7,270,323
Fomento Economico Mexicano SA de CV ADR (Consumer Staples, Beverages)	272,400	22,135,224
Grupo Financiero Banorte SA de CV (Financials, Commercial Banks)	2,093,936	10,098,385
Grupo Televisa SA ADR (Consumer Discretionary, Media)	3,145,000	69,095,650
Promotora Ambiental SAB de CV (Industrials, Commercial Services & Supplies) †	258,800	228,284

		171,083,972

Peru: 1.27%
Compania de Minas Buenaventura SA ADR (Materials, Metals & Mining) «	845,100	34,877,277

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Emerging Markets Equity Fund	Portfolio of Investments—April 30, 2012 (Unaudited)

Security Name	Shares	Value

Philippines: 0.62%
Ayala Corporation (Financials, Diversified Financial Services)	578,124	$5,888,046
Metropolitan Bank & Trust Company (Financials, Commercial Banks)	2,808,093	6,079,102
SM Investments Corporation (Industrials, Industrial Conglomerates)	298,466	4,941,443

		16,908,591

Poland: 0.24%
Telekomunikacja Polska SA (Telecommunication Services, Diversified Telecommunication Services)	1,251,897	6,550,693

Russia: 3.92%
Gazprom ADR (Energy, Oil, Gas & Consumable Fuels)	2,189,130	25,262,560
Lukoil Oil Company ADR (Energy, Oil, Gas & Consumable Fuels)	522,549	32,058,381
Mobile Telesystems ADR (Telecommunication Services, Wireless Telecommunication Services) «	1,590,000	31,100,400
Sberbank of Russia (Financials, Commercial Banks) (a)	5,517,377	17,701,732
Sberbank Sponsored ADR (Financials, Commercial Banks)	114,095	1,477,530

		107,600,603

South Africa: 7.80%
Anglo Platinum Limited (Materials, Metals & Mining) «	284,832	18,467,627
AngloGold Ashanti Limited ADR (Materials, Metals & Mining)	1,002,742	34,474,270
Gold Fields Limited ADR (Materials, Metals & Mining) «	960,700	12,364,209
Impala Platinum Holdings Limited (Materials, Metals & Mining)	1,290,758	25,123,233
MTN Group Limited (Telecommunication Services, Wireless Telecommunication Services)	1,714,843	29,978,068
Pretoria Portland Cement Company Limited (Materials, Construction Materials)	1,457,398	5,808,331
Sasol Limited ADR (Energy, Oil, Gas & Consumable Fuels)	619,387	29,377,525
Standard Bank Group Limited (Financials, Commercial Banks)	1,835,490	27,095,458
Tiger Brands Limited (Consumer Staples, Food Products)	858,733	31,484,354

		214,173,075

South Korea: 12.10%
KB Financial Group Incorporated ADR (Financials, Commercial Banks) «	593,117	20,124,460
Korea Electric Power Corporation (Utilities, Electric Utilities) †	222,360	4,269,627
KT Corporation ADR (Telecommunication Services, Diversified Telecommunication Services)	3,882,900	49,895,265
KT&G Corporation (Consumer Staples, Tobacco)	590,491	40,546,047
Lotte Chilsung Beverage Company Limited (Consumer Staples, Beverages)	7,255	8,204,305
Lotte Confectionery Company Limited (Consumer Staples, Food Products)	7,227	10,948,014
Samsung Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	101,836	125,253,437
Samsung Life Insurance Company Limited (Financials, Insurance)	326,137	28,858,489
Shinhan Financial Group Company Limited (Financials, Commercial Banks)	725,945	25,373,147
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)	23,720	2,833,492
SK Telecom Company Limited ADR (Telecommunication Services, Wireless Telecommunication Services) «	1,175,319	15,890,313

		332,196,596

Taiwan: 8.42%
104 Corporation (Industrials, Commercial Services & Supplies)	1,455,000	4,034,956
Cathay Financial Holding Company Limited (Financials, Insurance)	6,886,897	7,285,726
Chunghwa Telecom Limited ADR (Telecommunication Services, Diversified Telecommunication Services) «	273,834	8,483,377
Far Eastern Textile Company Limited (Industrials, Industrial Conglomerates)	25,342,341	28,588,600
First Financial Holding Company Limited (Financials, Commercial Banks)	43,101,425	25,823,816

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—April 30, 2012 (Unaudited)	Wells Fargo Advantage Emerging Markets Equity Fund	11

Security Name			Shares	Value

Taiwan (continued)
Fuhwa Financial Holdings Company Limited (Financials, Capital Markets) †			53,876,750	$25,823,801
Mediatek Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)			884,881	7,664,717
Siliconware Precision Industries Company (Information Technology, Semiconductors & Semiconductor Equipment)			8,050,000	9,549,703
Taiwan Semiconductor Manufacturing Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)			7,635,224	22,689,883
Taiwan Semiconductor Manufacturing Company Limited ADR (Information Technology, Semiconductors & Semiconductor Equipment) «			4,494,952	70,031,352
United Microelectronics Corporation (Information Technology, Semiconductors & Semiconductor Equipment)			40,441,092	21,183,858

				231,159,789

Thailand: 3.15%
Bangkok Bank PCL (Financials, Commercial Banks)			3,098,900	19,550,784
C.P. Seven Eleven PCL (Consumer Staples, Food & Staples Retailing)			4,213,200	10,447,366
PTT Exploration & Production PCL (Energy, Oil, Gas & Consumable Fuels)			2,801,100	16,168,951
PTT PCL (Energy, Oil, Gas & Consumable Fuels)			2,151,900	24,493,171
Thai Beverage PCL (Consumer Staples, Beverages)			59,094,000	15,758,400

				86,418,672

Turkey: 1.59%
Anadolu Efes Biracilik Ve Malt Sanayii AS (Consumer Staples, Beverages)			1,140,725	16,075,698
Turkcell Iletisim Hizmetleri AS ADR (Telecommunication Services, Wireless Telecommunication Services) †«			2,229,600	27,557,856

				43,633,554

United Kingdom: 0.30%
African Barrick Gold Limited (Materials, Metals & Mining)			1,428,500	8,329,695

Total Common Stocks (Cost $2,209,369,675)				2,411,320,055

	Interest Rate	Maturity Date	Principal
Convertible Debentures: 0.00%

Brazil: 0.00%
Lupatech SA (Energy, Energy Equipment & Services) (a)(i)	6.50%	04/15/2018	$ 303,000	119,788

Total Convertible Debentures (Cost $160,691)				119,788

	Dividend Yield		Shares
Preferred Stocks: 3.24%

Brazil: 3.24%
Banco do Estado do Rio Grande do Sul SA (Financials, Commercial Banks)	3.71		1,143,000	9,906,020
Centrais Electricas Brasileiras SA (Utilities, Electric Utilities)	7.15		567,500	6,820,777
Itau Unibanco Holding SA ADR (Financials, Commercial Banks)	2.75		90,000	1,412,100
Lojas Americanas SA (Consumer Discretionary, Multiline Retail)	0.44		4,459,744	41,926,717
Vale SA ADR (Materials, Metals & Mining) «	8.11		1,340,400	28,992,852

Total Preferred Stocks (Cost $78,730,055)				89,058,466

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Emerging Markets Equity Fund	Portfolio of Investments—April 30, 2012 (Unaudited)

Security Name	Yield	Shares	Value

Short-Term Investments: 22.30%

Investment Companies: 22.30%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.11%	216,729,412	$216,729,412
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)	0.19	395,237,180	395,237,180

Total Short-Term Investments (Cost $611,966,592)			611,966,592

Total Investments in Securities (Cost $2,900,227,013) *	113.39%	3,112,464,901
Other Assets and Liabilities, Net	(13.39)	(367,604,740)

Total Net Assets	100.00%	$2,744,860,161

†	Non-income earning security

«	All or a portion of this security is on loan.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $2,910,191,613 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$392,454,859
Gross unrealized depreciation	(190,181,571)

Net unrealized appreciation	$202,273,288

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities—April 30, 2012 (Unaudited)	Wells Fargo Advantage Emerging Markets Equity Fund	13

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$2,500,498,309
In affiliated securities, at value (see cost below)	611,966,592

Total investments, at value (see cost below)	3,112,464,901
Foreign currency, at value (see cost below)	17,692,268
Receivable for investments sold	197,717
Receivable for Fund shares sold	18,392,719
Receivable for dividends and interest	6,046,055
Receivable for securities lending income	79,681
Prepaid expenses and other assets	90,196

Total assets	3,154,963,537

Liabilities
Payable for investments purchased	7,901,158
Payable for Fund shares redeemed	3,326,513
Payable upon receipt of securities loaned	395,237,180
Advisory fee payable	2,234,251
Distribution fees payable	139,746
Due to other related parties	482,817
Accrued expenses and other liabilities	781,711

Total liabilities	410,103,376

Total net assets	$2,744,860,161

NET ASSETS CONSIST OF
Paid-in capital	$2,557,599,077
Overdistributed net investment income	(5,654,836)
Accumulated net realized losses on investments	(19,112,600)
Net unrealized gains on investments	212,028,520

Total net assets	$2,744,860,161

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$968,405,638
Shares outstanding – Class A	46,597,944
Net asset value per share – Class A	$20.78
Maximum offering price per share – Class A2	$22.05
Net assets – Class B	$18,208,844
Shares outstanding – Class B	1,013,175
Net asset value per share – Class B	$17.97
Net assets – Class C	$202,720,947
Shares outstanding – Class C	11,365,733
Net asset value per share – Class C	$17.84
Net assets – Administrator Class	$626,972,480
Shares outstanding – Administrator Class	28,850,777
Net asset value per share – Administrator Class	$21.73
Net assets – Institutional Class	$928,552,252
Shares outstanding – Institutional Class	42,650,003
Net asset value per share – Institutional Class	$21.77

Investments in unaffiliated securities, at cost	$2,288,260,421

Investments in affiliated securities, at cost	$611,966,592

Total investments, at cost	$2,900,227,013

Securities on loan, at value	$385,786,887

Foreign currency, at cost	$17,878,810

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Emerging Markets Equity Fund	Statement of Operations—Six Months Ended April 30, 2012 (Unaudited)

Investment income
Dividends*	$22,470,112
Securities lending income, net	325,031
Interest	259,068
Income from affiliated securities	118,551

Total investment income	23,172,762

Expenses
Advisory fee	12,479,672
Administration fees
Fund level	608,107
Class A	1,239,064
Class B	25,685
Class C	256,877
Administrator Class	289,902
Institutional Class	272,857
Shareholder servicing fees
Class A	1,191,409
Class B	24,465
Class C	246,997
Administrator Class	569,811
Distribution fees
Class B	74,091
Class C	740,990
Custody and accounting fees	632,092
Professional fees	35,648
Registration fees	46,508
Shareholder report expenses	208,135
Trustees’ fees and expenses	5,300
Other fees and expenses	19,032

Total expenses	18,966,642
Less: Fee waivers and/or expense reimbursements	(463)

Net expenses	18,966,179

Net investment income	4,206,583

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	9,690,490
Net change in unrealized gains (losses) on investments	21,337,160

Net realized and unrealized gains (losses) on investments	31,027,650

Net increase in net assets resulting from operations	$35,234,233

* Net of foreign dividend withholding taxes of	$1,945,336

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Emerging Markets Equity Fund	15

	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31, 2011

Operations
Net investment income		$4,206,583		$9,168,698
Net realized gains on investments		9,690,490		47,415,691
Net change in unrealized gains (losses) on investments		21,337,160		(150,259,770)

Net increase (decrease) in net assets resulting from operations		35,234,233		(93,675,381)

Distributions to shareholders from
Net investment income
Class A		(6,574,355)		(69,199)
Administrator Class		(4,991,113)		(281,655)
Institutional Class		(6,431,045)		(437,476)
Net realized gains
Class A		(10,038,509)		0
Class B		(255,759)		0
Class C		(2,467,330)		0
Administrator Class		(5,617,738)		0
Institutional Class		(5,818,637)		0

Total distributions to shareholders		(42,194,486)		(788,330)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	11,070,858	228,406,698	21,218,740	472,154,883
Class B	11,110	197,661	60,755	1,181,748
Class C	1,368,406	24,340,808	3,623,202	69,760,387
Administrator Class	13,060,218	282,226,981	20,848,230	478,979,598
Institutional Class	24,254,292	524,371,960	18,093,522	414,041,321

		1,059,544,108		1,436,117,937

Reinvestment of distributions
Class A	795,372	15,535,892	2,877	63,964
Class B	12,679	217,829	0	0
Class C	103,977	1,772,806	0	0
Administrator Class	454,670	9,252,268	10,004	232,301
Institutional Class	415,654	8,450,500	8,289	192,648

		35,229,295		488,913

Payment for shares redeemed
Class A	(9,119,548)	(188,881,849)	(15,278,236)	(334,689,903)
Class B	(209,504)	(3,761,636)	(508,097)	(9,781,425)
Class C	(1,308,890)	(22,975,780)	(2,767,168)	(51,885,678)
Administrator Class	(8,824,730)	(193,648,583)	(7,678,746)	(176,458,102)
Institutional Class	(6,683,526)	(144,492,815)	(2,167,541)	(49,841,512)

		(553,760,663)		(622,656,620)

Net increase in net assets resulting from capital share transactions		541,012,740		813,950,230

Total increase in net assets		534,052,487		719,486,519

Net assets
Beginning of period		2,210,807,674		1,491,321,155

End of period		$2,744,860,161		$2,210,807,674

Undistributed (overdistributed) net investment income		$(5,654,836)		$8,135,094

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Emerging Markets Equity Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31,
Class A		2011	2010[1]	2009[1]	2008[1]	2007[1]
Net asset value, beginning of period	$20.93	$21.65	$16.99	$12.90	$30.53	$21.97
Net investment income	0.02	0.08	0.04 [2]	0.04 [2]	0.16	0.19
Net realized and unrealized gains (losses) on investments	0.19	(0.80)	4.63	5.98	(14.22)	12.04

Total from investment operations	0.21	(0.72)	4.67	6.02	(14.06)	12.23
Distributions to shareholders from
Net investment income	(0.14)	(0.00)[3]	(0.01)	(0.12)	(0.15)	(0.17)
Net realized gains	(0.22)	0.00	0.00	(1.81)	(3.42)	(3.50)

Total distributions to shareholders	(0.36)	(0.00)[3]	(0.01)	(1.93)	(3.57)	(3.67)
Net asset value, end of period	$20.78	$20.93	$21.65	$16.99	$12.90	$30.53
Total return[4]	1.15%	(3.32)%	27.51%	57.88%	(51.64)%	63.88%
Ratios to average net assets (annualized)
Gross expenses	1.66%	1.68%	1.91%	2.04%	1.88%	1.90%
Net expenses	1.66%	1.68%	1.89%	2.03%	1.84%	1.87%
Net investment income	0.18%	0.44%	0.27%	0.29%	0.69%	0.72%
Supplemental data
Portfolio turnover rate	2%	5%	6%	23%	39%	58%
Net assets, end of period (000’s omitted)	$968,406	$917,633	$820,716	$357,354	$128,714	$305,698

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Emerging Markets Growth Fund and Wells Fargo Advantage Emerging Markets Equity Fund. Evergreen Emerging Markets Growth Fund became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class A of Evergreen Emerging Markets Growth Fund.

2.	Calculated based upon average shares outstanding

3.	Amount is less than $0.005.

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Emerging Markets Equity Fund	17

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31,
Class B		2011	2010[1]	2009[1]	2008[1]	2007[1]
Net asset value, beginning of period	$18.06	$18.82	$14.87	$11.51	$27.69	$20.34
Net investment loss	(0.05)[2]	(0.08)[2]	(0.09)[2]	(0.03)	(0.01)	(0.01)[2]
Net realized and unrealized gains (losses) on investments	0.18	(0.68)	4.04	5.20	(12.74)	11.00

Total from investment operations	0.13	(0.76)	3.95	5.17	(12.75)	10.99
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.01)	(0.14)
Net realized gains	(0.22)	0.00	0.00	(1.81)	(3.42)	(3.50)

Total distributions to shareholders	(0.22)	0.00	0.00	(1.81)	(3.43)	(3.64)
Net asset value, end of period	$17.97	$18.06	$18.82	$14.87	$11.51	$27.69
Total return[3]	0.79%	(4.04)%	26.56%	56.75%	(51.99)%	62.68%
Ratios to average net assets (annualized)
Gross expenses	2.41%	2.43%	2.66%	2.80%	2.61%	2.61%
Net expenses	2.41%	2.43%	2.64%	2.79%	2.59%	2.60%
Net investment loss	(0.61)%	(0.39)%	(0.54)%	(0.43)%	(0.08)%	(0.05)%
Supplemental data
Portfolio turnover rate	2%	5%	6%	23%	39%	58%
Net assets, end of period (000’s omitted)	$18,209	$21,652	$30,989	$25,499	$17,949	$42,477

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Emerging Markets Growth Fund and Wells Fargo Advantage Emerging Markets Equity Fund. Evergreen Emerging Markets Growth Fund became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class B of Evergreen Emerging Markets Growth Fund.

2.	Calculated based upon average shares outstanding

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Emerging Markets Equity Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31,
Class C		2011	2010[1]	2009[1]	2008[1]	2007[1]
Net asset value, beginning of period	$17.92	$18.68	$14.77	$11.44	$27.57	$20.27
Net investment income (loss)	(0.05)[2]	(0.06)[2]	(0.08)[2]	(0.05)	(0.02)	0.00	[2],3
Net realized and unrealized gains (losses) on investments	0.19	(0.70)	3.99	5.19	(12.66)	10.94

Total from investment operations	0.14	(0.76)	3.91	5.14	(12.68)	10.94
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.03)	(0.14)
Net realized gains	(0.22)	0.00	0.00	(1.81)	(3.42)	(3.50)

Total distributions to shareholders	(0.22)	0.00	0.00	(1.81)	(3.45)	(3.64)
Net asset value, end of period	$17.84	$17.92	$18.68	$14.77	$11.44	$27.57
Total return[4]	0.85%	(4.07)%	26.47%	56.84%	(52.01)%	62.64%
Ratios to average net assets (annualized)
Gross expenses	2.41%	2.43%	2.66%	2.79%	2.61%	2.60%
Net expenses	2.41%	2.43%	2.64%	2.78%	2.59%	2.59%
Net investment income (loss)	(0.56)%	(0.32)%	(0.50)%	(0.46)%	(0.07)%	0.01%
Supplemental data
Portfolio turnover rate	2%	5%	6%	23%	39%	58%
Net assets, end of period (000’s omitted)	$202,721	$200,796	$193,300	$121,216	$56,839	$134,342

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Emerging Markets Growth Fund and Wells Fargo Advantage Emerging Markets Equity Fund. Evergreen Emerging Markets Growth Fund became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class C of Evergreen Emerging Markets Growth Fund.

2.	Calculated based upon average shares outstanding

3.	Amount is less than $0.005.

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Emerging Markets Equity Fund	19

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31,
Administrator Class		2011	2010[1]	2009[1]	2008[1]	2007[1]
Net asset value, beginning of period	$21.90	$22.63	$17.75	$13.42	$31.59	$22.59
Net investment income	0.04	0.02	0.09 [2]	0.08	0.22	0.20
Net realized and unrealized gains (losses) on investments	0.21	(0.73)	4.83	6.25	(14.77)	12.48

Total from investment operations	0.25	(0.71)	4.92	6.33	(14.55)	12.68
Distributions to shareholders from
Net investment income	(0.20)	(0.02)	(0.04)	(0.19)	(0.20)	(0.18)
Net realized gains	(0.22)	0.00	0.00	(1.81)	(3.42)	(3.50)

Total distributions to shareholders	(0.42)	(0.02)	(0.04)	(2.00)	(3.62)	(3.68)
Net asset value, end of period	$21.73	$21.90	$22.63	$17.75	$13.42	$31.59
Total return[3]	1.27%	(3.14)%	27.78%	58.34%	(51.51)%	64.23%
Ratios to average net assets (annualized)
Gross expenses	1.45%	1.47%	1.69%	1.80%	1.61%	1.62%
Net expenses	1.45%	1.47%	1.65%	1.79%	1.59%	1.61%
Net investment income	0.42%	0.70%	0.50%	0.54%	0.89%	0.84%
Supplemental data
Portfolio turnover rate	2%	5%	6%	23%	39%	58%
Net assets, end of period (000’s omitted)	$626,972	$529,083	$248,493	$178,856	$141,996	$364,958

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Emerging Markets Growth Fund and Wells Fargo Advantage Emerging Markets Equity Fund. Evergreen Emerging Markets Growth Fund became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class I of Evergreen Emerging Markets Growth Fund.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Emerging Markets Equity Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31,
Institutional Class		2011	2010[1]
Net asset value, beginning of period	$21.96	$22.66	$20.11
Net investment income	0.09 [2]	0.16	0.00	[2],3
Net realized and unrealized gains (losses) on investments	0.18	(0.81)	2.55

Total from investment operations	0.27	(0.65)	2.55
Distributions to shareholders from
Net investment income	(0.24)	(0.05)	0.00
Net realized gains	(0.22)	0.00	0.00

Total distributions to shareholders	(0.46)	(0.05)	0.00
Net asset value, end of period	$21.77	$21.96	$22.66
Total return[4]	1.39%	(2.89)%	12.68%
Ratios to average net assets (annualized)
Gross expenses	1.24%	1.24%	1.48%
Net expenses	1.24%	1.23%	1.30%
Net investment income	0.80%	0.93%	0.02%
Supplemental data
Portfolio turnover rate	2%	5%	6%
Net assets, end of period (000’s omitted)	$928,552	$541,644	$197,823

1.	For the period from July 30, 2010 (commencement of class operations) to October 31, 2010.

2.	Calculated based upon average shares outstanding

3.	Amount is less than $0.005.

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Emerging Markets Equity Fund	21

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Emerging Markets Equity Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation
Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. As a result of the fair value pricing procedures, these securities which are normally categorized as Level 1 in the fair value hierarchy will represent a transfer from a Level 1 to a Level 2 security and will be categorized as Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. On April 30, 2012, fair value pricing was not used in pricing foreign securities.

Fixed income securities with original maturities exceeding 60 days are valued based on evaluated prices received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds

22	Wells Fargo Advantage Emerging Markets Equity Fund	Notes to Financial Statements (Unaudited)

Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued prices are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. The securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Emerging Markets Equity Fund	23

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years which began after December 22, 2010 for an unlimited period. However, any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than be considered all short-term as under previous law. In addition, the Fund may elect to defer any portion of a post-October capital loss or qualified late-year ordinary loss to the first day of the following taxable year. A post-October capital loss is the greatest of the net capital loss, net short-term capital loss or net long-term capital loss for the portion of the taxable year after October 31. A qualified late-year ordinary loss is the net loss comprised of (a) net gain or loss from the sale or other disposition of capital assets for the portion of the taxable year after October 31, and (b) other ordinary income or loss for the portion of the taxable year after December 31.

As of October 31, 2011, the Fund had net capital loss carryforwards, which were available to offset future net realized capital gains, in the amount of $25,526,629 with $2,830,910 expiring in 2016 and $22,695,719 expiring in 2017.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

24	Wells Fargo Advantage Emerging Markets Equity Fund	Notes to Financial Statements (Unaudited)

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$2,393,618,323	$17,701,732	$0	$2,411,320,055
Preferred stocks	89,058,466	0	0	89,058,466
Convertible debentures	0	0	119,788	119,788
Short-term investments
Investment companies	216,729,412	395,237,180	0	611,966,592
	$2,699,406,201	$412,938,912	$119,788	$3,112,464,901

Further details on the major security types listed above can be found in the Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended April 30, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 1.10% and declining to 0.95% as the average daily net assets of the Fund increase. For the six months ended April 30, 2012, the advisory fee was equivalent to an annual rate of 1.03% of the Fund’s average daily net assets.

Funds Management has retained the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by Funds Management and do not increase the overall fees paid by the Fund. Wells Capital Management, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.65% and declining to 0.45% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Emerging Markets Equity Fund	25

annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Class A, Class B, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.81% for Class A, 2.56% for Class B, 2.56% for Class C, 1.60% for Administrator Class and 1.30% for Institutional Class.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended April 30, 2012, Wells Fargo Funds Distributor, LLC received $63,630 from the sale of Class A shares and $18,830, $13,644 and $8,911 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C and Administrator Class is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations (if any) and short-term securities, for the six months ended April 30, 2012 were $561,189,519 and $55,315,234, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended April 30, 2012, the Fund paid $2,740 in commitment fees.

For the six months ended April 30, 2012, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

26	Wells Fargo Advantage Emerging Markets Equity Fund	Notes to Financial Statements (Unaudited)

8. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

In May 2011, FASB issued ASU No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. Management expects that adoption of the ASU will result in additional disclosures in the financial statements, as applicable.

In April 2011, FASB issued ASU No. 2011-03 Reconsideration of Effective Control for Repurchase Agreements. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management has evaluated the impact of adopting the ASU and expects no significant changes.

Other Information (Unaudited)	Wells Fargo Advantage Emerging Markets Equity Fund	27

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargoadvantagefunds.com, or visiting the SEC Web site at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at wellsfargoadvantagefunds.com or by visiting the SEC Web site at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28	Wells Fargo Advantage Emerging Markets Equity Fund	Other Information (Unaudited)

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 137 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Other Information (Unaudited)	Wells Fargo Advantage Emerging Markets Equity Fund	29

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at wellsfargoadvantagefunds.com.

30	Wells Fargo Advantage Emerging Markets Equity Fund	Other Information (Unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in person meeting held on March 29-30, 2012 (the “Meeting”), the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage Emerging Markets Equity Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (“Wells Capital Management”) for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

In providing information to the Board, Funds Management and Wells Capital Management were guided by a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf at the start of the Board’s annual contract renewal process earlier in 2012. In approving the Advisory Agreements, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee likely attributed different weights to various factors.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Fund by Funds Management and its affiliates.

The Board’s decision to approve the continuation of the Advisory Agreements was based on a comprehensive evaluation of all of the information provided to it. In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and Wells Capital Management about various topics, including Funds Management’s oversight of service providers. The above factors, together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Board in concluding that the nature, extent and quality of the investment advisory services provided to the Fund by Funds Management and Wells Capital Management supported the re-approval of the Advisory Agreements. Although the Board considered the continuation of the Advisory Agreements for the Fund as part of the larger process of considering the continuation of the advisory agreements for all of the funds in the complex, its decision to continue the Advisory Agreements for the Fund was ultimately made on a fund-by-fund basis.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2011. The Board also considered these results in comparison to the median performance of a universe of relevant funds (the “Universe”) that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund, and in comparison to the Fund’s

Other Information (Unaudited)	Wells Fargo Advantage Emerging Markets Equity Fund	31

benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe. The Board noted that the performance of the Fund was higher than the median performance of the Universe for all periods under review. The Board also noted that the performance of the Fund was higher than its benchmark, the Lipper Emerging Markets Funds Index, for the periods under review.

The Board received and considered information regarding the Fund’s contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an “Expense Group”) that was determined by Lipper to be similar to the Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in the Fund’s Expense Group. The Board noted that the net operating expense ratios of the Fund were lower than, equal to or in range of the Fund’s Expense Group’s median net operating expense ratios.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements for the Fund.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rate that is payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rate”), both on a stand-alone basis and on a combined basis with the Fund’s administration fee rate. The Board took into account the separate administrative and other services covered by the administration fee rate. The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Funds Management to Wells Capital Management for investment sub-advisory services (the “Sub-Advisory Agreement Rate”). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rate and considered the Advisory Agreement Rate after taking the waivers/caps into account (the “Net Advisory Rate”).

The Board received and considered information comparing the Advisory Agreement Rate and Net Advisory Rate with those of other funds in the Fund’s Expense Group median. The Board noted that the Advisory Agreement Rate and Net Advisory Rate for Fund were in range of the median rates for the Fund’s Expense Group, except for Class A. The Board noted that Funds Management proposed to extend contractual fee cap arrangements for the Fund designed to lower the fund’s expenses until February 28, 2014.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and Wells Capital Management to other types of clients. In this regard, the Board received information about differences between the services, and the compliance, reporting, and other legal burdens and risks of providing investment advice to mutual funds and those associated with providing advice to non-mutual fund clients such as collective funds or institutional separate accounts.

The Board determined that the Advisory Agreement Rate for the Fund, both with and without an administration fee rate and before and after waivers, was reasonable in light of the Fund’s Expense Group information, the net expense ratio commitments, the services covered by the Advisory Agreements and other information provided. The Board also reviewed and considered the Sub-Advisory Agreement Rate and concluded that the Sub-Advisory Agreement Rate was reasonable in light of the services covered by the sub-advisory agreement and other information provided.

Profitability

The Board received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to the collective Wells Fargo businesses that provide services to the Fund. It considered that the information provided to it was necessarily estimated, and that the profitability information provided to it, especially on a fund-by-fund basis, did not necessarily provide a precise tool for evaluating the appropriateness of the Fund’s Advisory Agreement Rate in isolation. It noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on, among other things, the size and type of fund. The Board concluded that the profitability reported by Funds Management was not unreasonable.

32	Wells Fargo Advantage Emerging Markets Equity Fund	Other Information (Unaudited)

The Board did not consider separate profitability information with respect to Wells Capital Management, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee structure, which operate generally to reduce the effective Advisory Agreement Rate of the Fund (as a percentage of Fund assets) as the Fund grows in size. It considered that, as a fund shrinks in size, breakpoints conversely result in increasing fee levels. The Board noted that it would have on-going opportunities to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward sharing economies of scale, if any, with the Fund. However, the Board acknowledged the inherent limitations of any analysis of an investment adviser’s economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board’s understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Other benefits to funds Management and Wells Capital Management

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Fund and benefits potentially derived from an increase in Funds Management’s and Wells Capital Management’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized and any benefits that may be realized by using an affiliated broker.

Other factors and broader review

The Board also considered the markets for distribution of the Fund’s shares, including the channels through which the Fund’s shares are offered and sold. The Board noted that the Fund is part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15 of the 1940 Act and also reviews and assesses information about the quality of the services that the Fund receives throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

List of Abbreviations	Wells Fargo Advantage Emerging Markets Equity Fund	33

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Agreement
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPA	— Standby Purchase Agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate Trading of Registered Interest and Principal Securities
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

This page is intentionally left blank.

FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

209722 06-12 SA238/SAR238 4-12

Wells Fargo Advantage Global Opportunities Fund

Semi-Annual Report

April 30, 2012

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of April 30, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $211 billion in assets under management, as of April 30, 2012.

Equity Funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Equity Value Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
Capital Growth Fund	Growth Fund	Small Cap Opportunities Fund
Common Stock Fund	Index Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Equity Fund	Small Company Growth Fund
Discovery Fund†	International Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified International Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified Small Cap Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Emerging Markets Local Bond Fund	Omega Growth Fund	Utility and Telecommunications Fund
Endeavor Select Fund†
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Global Opportunities Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

The period was marked by continued concerns about the possible global economic effects of the ongoing European sovereign debt crisis that began in Greece and later spread to the larger economies of Italy and Spain.

The potential for sovereign debt default had a negative effect on emerging markets, with indexes in major countries such as Brazil and India ending the period with losses.

Dear Valued Shareholder:

We’re pleased to offer you this semi-annual report for the Wells Fargo Advantage Global Opportunities Fund for the six-month period that ended April 30, 2012. The period was marked by continued concerns about the possible global economic effects of the ongoing European sovereign debt crisis that began in Greece and later spread to the larger economies of Italy and Spain. Widespread support from central banks helped push developed market indexes to gains, but several emerging markets posted losses for the period.

Macroeconomic optimism seemed to fade as global growth slowed and worries rose.

Prior to and throughout the reporting period, concerns about the eurozone sovereign debt situation returned to center stage. Investors became increasingly concerned that Greece would default on its debt, a scenario that only seemed more likely as eurozone leaders began to openly discuss a “voluntary” haircut on Greek debt for private investors. Because many eurozone banks owned Greek debt and many U.S. banks had financial ties to eurozone banks, investors worried about the effects of such an event on the financial systems and on the global economy.

In October 2011, market participants turned their attention to the debt burdens of Italy—which, like the U.S., also had its credit rating downgraded by Standard & Poor’s—because even though it had a relatively modest budget deficit, it had a high amount of outstanding debt and a stagnant economy. French banks were heavily exposed to Italian debt, so Italy’s woes led to fears of a state bailout of French banks and a resulting increase in France’s expenditures.

The Greek credit crisis was seemingly addressed in March 2012, when the Greek government came to an agreement with its creditors that allowed it to write down the principal on most of its bonds in exchange for increased financial austerity. The Greek agreement, combined with unprecedented support for eurozone banks by the European Central Bank (ECB), seemed to calm investor concerns, at least temporarily, and most developed markets—both in Europe and Asia—ended the period with gains. The potential for sovereign debt default had a negative effect on emerging markets, with indexes in major countries such as Brazil and India ending the period with losses. China was a notable exception, posting a gain.

The U.S. economy reported relatively solid news.

In contrast to worrisome data from the eurozone, U.S. economic data remained moderately positive. Reported gross domestic product (GDP) growth came in at a 1.8% annualized rate in the third quarter of 2011 and then accelerated to a 3.0% annualized rate in the fourth quarter. The initial estimate for GDP growth in the first quarter of 2012 came in at a 2.2% annualized rate, further supporting the case for economic recovery. In addition, the major banks appeared to have taken steps toward repairing their balance sheets; in March, the Federal Reserve (Fed) announced that 15 of the 19 major banks had passed a “stress test” in which the Fed attempted to gauge whether the banks could survive a severe recession that included a 50% drop in the stock market and a 21% percent decline in housing prices.

Financial stocks rebounded and outperformed the broader market for the reporting period after the Fed released details of the stress test. Stocks generally

Letter to Shareholders	Wells Fargo Advantage Global Opportunities Fund	3

rallied across the market as investors seemed to be increasingly confident that the U.S. would not return to recession.

Central banks continued to provide stimulus.

Throughout the reporting period, the Federal Open Market Committee kept its key interest rates effectively at zero in order to support the economy and financial system. In response to extreme market volatility and signs of a weakening economy, the Fed announced its intention to keep interest rates low until at least late 2014.

Likewise, the Bank of Japan voted in late April to keep its key policy rate in a range of 0.0% to 0.1%. The bank announced that it would expand its government bond purchases by 10 trillion yen ($123.8 billion), targeting a 1.0% inflation rate in an attempt to end the country’s multi-year deflation.

As of November 1, 2011, the ECB had a key rate of 1.50%, which it had increased from 1.0% in an attempt to keep inflation in check. Soon, in response to weakness in the southern European economies, the ECB lowered its key rate to 1.25% in early November 2011 and 1.0% in December 2011. The ECB also continued to provide virtually unlimited liquidity for banks, announcing a Long-Term Refinancing Operation in December through which it provided low-cost three-year loans to lenders.

We use time-tested investment strategies, even as many variables are at work in the market.

Elevated unemployment and debt defaults continue to pressure consumers and businesses alike. In our experience, strict adherence to time-tested investment strategies has its rewards. As a whole, Wells Fargo Advantage Funds represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, we believe it helps in managing risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our Web site at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222.We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

4	Wells Fargo Advantage Global Opportunities Fund	Performance Highlights (Unaudited)

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Oleg Makhorine2

James M. Tringas, CFA

FUND INCEPTION

March 16, 1988

TEN LARGEST EQUITY HOLDINGS[1] (AS OF APRIL 30, 2012)
Isuzu Motors Limited	1.75%
Lancashire Holdings Limited	1.50%
Acergy SA	1.48%
Ashtead Group plc	1.44%
Bovis Homes Group plc	1.36%
Telenet Group Holding NV	1.30%
Arch Capital Group Limited	1.29%
Nutreco Holding NV	1.27%
Royal Gold Incorporated	1.27%
Teleperformance SA	1.27%

SECTOR DISTRIBUTION[3] (AS OF APRIL 30, 2012)

1.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

2.	Effective June 15, 2012, Oleg Makhorine became co-portfolio manager of the Fund.

3.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

Performance Highlights (Unaudited)	Wells Fargo Advantage Global Opportunities Fund	5

AVERAGE ANNUAL TOTAL RETURN4 (%) (AS OF APRIL 30, 2012)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[5]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[6]
Class A (EKGAX)	03/16/1988	2.65	(18.41)	(1.45)	8.65	8.92	(13.43)	(0.28)	9.29	1.56%	1.56%
Class B (EKGBX)**	02/01/1993	3.52	(18.35)	(1.40)	8.73	8.52	(14.05)	(1.02)	8.73	2.31%	2.31%
Class C (EKGCX)	02/01/1993	7.51	(15.07)	(1.02)	8.49	8.51	(14.07)	(1.02)	8.49	2.31%	2.31%
Administrator Class (EKGYX)	01/13/1997					9.02	(13.29)	(0.05)	9.57	1.40%	1.40%
Institutional Class (EKGIX)	07/30/2010					9.15	(13.05)	0.05	9.62	1.13%	1.13%
S&P Developed SmallCap Index[7]						8.17	(7.40)	(0.63)	8.52

*	Returns for periods of less than one year are not annualized.

**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s Web site – wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to country concentration risk, regional risk and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

4.	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for all classes of the Fund prior to July 19, 2010 is based on the performance of the Fund’s predecessor, Evergreen Global Opportunities Fund.

5.	Reflects the expense ratios as stated in the most recent prospectuses.

6.	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.55% for Class A, 2.30% for Class B, 2.30% for Class C, 1.40% for Administrator Class and 1.15% for Institutional Class. Without this cap, the Fund’s returns would have been lower.

7.	The S&P Developed SmallCap Index is a float-adjusted market capitalization index designed to measure the equity market performance of small capitalization companies located in developed markets. The index is comprised of companies within the bottom 15% of the cumulative market capitalization in developed markets. The index covers all publicly listed equities with float-adjusted market values of U.S. $100 million or more and annual dollar value traded of at least U.S. $50 million in all included countries. You cannot invest directly in an index.

6	Wells Fargo Advantage Global Opportunities Fund	Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2011 to April 30, 2012.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11-01-2011	Ending Account Value 04-30-2012	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,089.15	$8.00	1.54%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.21	$7.72	1.54%
Class B
Actual	$1,000.00	$1,085.19	$11.87	2.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,013.48	$11.46	2.29%
Class C
Actual	$1,000.00	$1,085.14	$11.87	2.29%
Hypothetical (5% return before expenses)	$1,000.00	$1,013.48	$11.46	2.29%
Administrator Class
Actual	$1,000.00	$1,090.19	$7.12	1.37%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.05	$6.87	1.37%
Institutional Class
Actual	$1,000.00	$1,091.49	$5.77	1.11%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.34	$5.57	1.11%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of Investments—April 30, 2012 (Unaudited)	Wells Fargo Advantage Global Opportunities Fund	7

Security Name	Shares	Value

Common Stocks: 93.44%

Argentina: 0.56%
IRSA Inversiones y Representaciones SA ADR (Financials, Real Estate Management & Development)	204,529	$1,611,689

Australia: 0.54%
CGA Mining Limited (Materials, Metals & Mining) †	706,274	1,537,166

Austria: 0.30%
RHI AG (Materials, Construction Materials) «	32,179	847,222

Belgium: 1.30%
Telenet Group Holding NV (Telecommunication Services, Diversified Telecommunication Services)	87,216	3,741,088

Bermuda: 6.73%
Arch Capital Group Limited (Financials, Insurance) †	94,000	3,692,320
Catlin Group Limited (Financials, Insurance)	467,338	3,200,628
Hiscox Limited (Financials, Insurance)	505,888	3,270,886
Hoegh LNG Holdings Limited (Industrials, Marine) †	219,378	1,767,153
Lancashire Holdings Limited (Financials, Insurance)	329,009	4,298,286
Validus Holdings Limited (Financials, Insurance)	94,839	3,082,268

		19,311,541

Canada: 5.95%
Agrium Incorporated (Materials, Chemicals)	23,043	2,025,480
Alamos Gold Incorporated (Materials, Metals & Mining)	188,714	3,453,914
Aurizon Mines Limited (Materials, Metals & Mining) †	242,437	1,310,537
IAMGOLD Corporation (Materials, Metals & Mining)	80,000	992,000
Inmet Mining Corporation (Materials, Metals & Mining)	36,583	2,012,371
MBAC Fertilizer Corporation (Materials, Chemicals) †	254,687	757,989
Mercator Minerals Limited (Materials, Metals & Mining) †	664,522	800,507
Parex Resources Incorporated (Energy, Oil, Gas & Consumable Fuels) †	288,016	1,577,331
Surge Energy Incorporated (Energy, Oil, Gas & Consumable Fuels) †	180,555	1,610,254
Ultra Petroleum Corporation (Energy, Oil, Gas & Consumable Fuels) †	127,700	2,523,352

		17,063,735

China: 3.05%
51job Incorporated ADR (Industrials, Commercial Services & Supplies) †«	52,505	3,188,104
Kingdee International Software Group Company Limited (Information Technology, Software) «	3,102,000	691,674
SINA Corporation (Information Technology, Internet Software & Services) †«	28,811	1,685,732
Sinotrans Limited (Industrials, Air Freight & Logistics)	4,026,000	684,954
VanceInfo Technologies Incorporated (Information Technology, Software) †«	191,891	2,484,988

		8,735,452

Finland: 0.26%
Outotec Oyj (Industrials, Construction & Engineering)	13,739	738,365

France: 5.74%
Alten Limited (Information Technology, IT Services)	30,376	881,777
Atos Origin SA (Information Technology, IT Services)	34,107	2,196,649
Establissements Maurel et Prom (Energy, Oil, Gas & Consumable Fuels)	55,857	929,400

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Global Opportunities Fund	Portfolio of Investments—April 30, 2012 (Unaudited)

Security Name	Shares	Value

France (continued)
Eurofins Scientific (Health Care, Life Sciences Tools & Services)	20,118	$2,377,012
Laurent Perrier Group (Consumer Staples, Beverages)	14,413	1,454,544
Mersen (Industrials, Electrical Equipment)	43,515	1,441,173
Scor SE (Financials, Insurance)	134,633	3,559,820
Teleperformance SA (Industrials, Commercial Services & Supplies)	135,018	3,629,872

		16,470,247

Germany: 1.38%
Amadeus Fire AG (Industrials, Commercial Services & Supplies)	37,784	1,889,555
Hochtief AG (Industrials, Construction & Engineering)	29,141	1,708,440
Kloeckner & Company SE (Industrials, Trading Companies & Distributors)	26,876	364,652

		3,962,647

Hong Kong: 1.03%
China High Precision Automation Group (Industrials, Machinery) (a)(i)	3,896,000	692,966
Emperor Watch & Jewellery Limited (Consumer Discretionary, Specialty Retail)	5,690,000	806,713
Shangri-La Asia Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	187,900	399,115
Techtronic Industries Company Limited (Consumer Discretionary, Household Durables)	875,000	1,056,724

		2,955,518

Ireland: 0.38%
CPL Resources plc (Industrials, Commercial Services & Supplies)	269,587	1,084,831

Israel: 0.65%
Bezeq the Israeli Telecom CP (Telecommunication Services, Diversified Telecommunication Services)	1,118,590	1,871,869

Italy: 1.26%
Davide Campari Milano SpA (Consumer Staples, Beverages)	271,597	1,919,800
Tod’s SpA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	14,638	1,685,740

		3,605,540

Japan: 4.15%
Amada Company Limited (Industrials, Machinery)	133,000	909,544
Isuzu Motors Limited (Consumer Discretionary, Automobiles)	874,000	5,024,624
JFE Holdings Incorporated (Materials, Metals & Mining)	57,100	1,080,638
Makita Corporation (Industrials, Machinery)	17,900	692,773
Sumitomo Heavy Industries Limited (Industrials, Machinery)	273,000	1,415,606
TDK Corporation (Information Technology, Electronic Equipment, Instruments & Components)	27,300	1,442,961
Toshiba Machine Company Limited (Industrials, Machinery)	245,263	1,342,434

		11,908,580

Luxembourg: 1.48%
Acergy SA (Energy, Energy Equipment & Services) †	163,976	4,249,144

Netherlands: 2.65%
Nielsen Holdings NV (Industrials, Professional Services) †	63,842	1,865,463
Nutreco Holding NV (Consumer Staples, Food Products)	50,205	3,648,455
USG People NV (Industrials, Commercial Services & Supplies)	219,260	2,071,114

		7,585,032

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—April 30, 2012 (Unaudited)	Wells Fargo Advantage Global Opportunities Fund	9

Security Name	Shares	Value

Norway: 1.10%
Ocean Rig UDW Incorporated (Energy, Energy Equipment & Services) †	77,272	$1,346,851
TGS Nopec Geophysical Company ASA (Energy, Energy Equipment & Services)	62,617	1,809,705

		3,156,556

Russia: 0.67%
Sollers OJSC (Consumer Discretionary, Automobiles) †(a)	115,644	1,919,263

Sweden: 0.39%
Meda AB Class A (Health Care, Pharmaceuticals)	113,409	1,121,216

Switzerland: 2.37%
Barry Callebaut AG (Consumer Staples, Food Products)	2,805	2,699,463
Julius Baer Group Limited (Financials, Capital Markets)	59,354	2,272,408
Wolseley plc (Industrials, Trading Companies & Distributors)	48,252	1,834,760

		6,806,631

Taiwan: 0.70%
104 Corporation (Industrials, Commercial Services & Supplies)	304,000	843,042
Catcher Technology Company Limited (Information Technology, Computers & Peripherals)	181,000	1,158,807

		2,001,849

United Kingdom: 14.61%
Aberdeen Asset Management plc (Financials, Capital Markets)	339,744	1,563,135
Afren plc (Energy, Oil, Gas & Consumable Fuels) †	566,950	1,237,539
Ashmore Group plc (Financials, Capital Markets)	130,472	810,129
Ashtead Group plc (Industrials, Trading Companies & Distributors)	1,020,367	4,115,044
Babcock International Group plc (Industrials, Commercial Services & Supplies)	145,985	1,968,797
Bovis Homes Group plc (Consumer Discretionary, Household Durables)	520,813	3,908,331
Britvic plc (Consumer Staples, Beverages)	372,162	2,308,418
Capita Group plc (Industrials, Commercial Services & Supplies)	156,342	1,682,213
Debenhams plc (Consumer Discretionary, Multiline Retail)	1,497,758	2,007,767
Hays plc (Industrials, Commercial Services & Supplies)	2,170,030	3,144,915
InterContinental Hotels Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	82,801	1,971,321
Mitie Group plc (Industrials, Commercial Services & Supplies)	585,817	2,773,257
N. Brown Group plc (Consumer Discretionary, Internet & Catalog Retail)	286,871	1,067,070
Perform Group plc (Consumer Discretionary, Media) †	188,599	933,536
Persimmon plc (Consumer Discretionary, Household Durables)	268,800	2,741,740
Savills plc (Financials, Real Estate Management & Development)	386,750	2,244,500
SIG plc (Industrials, Trading Companies & Distributors)	531,821	908,836
Taylor Woodrow plc (Consumer Discretionary, Household Durables)	4,320,494	3,523,394
Travis Perkins plc (Industrials, Trading Companies & Distributors)	175,862	2,996,767

		41,906,709

United States: 36.19%
A. Schulman Incorporated (Materials, Chemicals)	71,911	1,769,730
ACI Worldwide Incorporated (Information Technology, Software) †	67,600	2,694,536
Allegheny Technologies Incorporated (Materials, Metals & Mining)	58,400	2,507,696
Allete Incorporated (Utilities, Electric Utilities) «	80,300	3,309,163
ATMI Incorporated (Information Technology, Semiconductors & Semiconductor Equipment) †«	126,500	2,657,765
Avery Dennison Corporation (Industrials, Commercial Services & Supplies)	74,600	2,385,708
Bill Barrett Corporation (Energy, Oil, Gas & Consumable Fuels) †	96,500	2,314,070

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Global Opportunities Fund	Portfolio of Investments—April 30, 2012 (Unaudited)

Security Name		Shares	Value

United States (continued)
Broadridge Financial Solutions Incorporated (Information Technology, IT Services)		106,036	$2,461,096
Brown & Brown Incorporated (Financials, Insurance)		131,200	3,538,464
CareFusion Corporation (Health Care, Health Care Equipment & Supplies) †		110,100	2,852,691
Cimarex Energy Company (Energy, Oil, Gas & Consumable Fuels)		37,800	2,612,358
Comstock Resources Incorporated (Energy, Oil, Gas & Consumable Fuels) †«		168,535	2,961,160
EMCOR Group Incorporated (Industrials, Construction & Engineering)		84,300	2,471,676
Fidelity National Financial Incorporated (Financials, Insurance)		139,400	2,686,238
First Citizens Bancshares Incorporated Class A (Financials, Commercial Banks)		16,327	2,829,469
First Niagara Financial Group Incorporated (Financials, Thrifts & Mortgage Finance)		327,000	2,923,380
Gardner Denver Incorporated (Industrials, Machinery)		28,400	1,849,976
GEO Group Incorporated (Industrials, Commercial Services & Supplies) †«		92,200	1,909,462
Global Payments Incorporated (Information Technology, IT Services)		59,000	2,739,370
GrafTech International Limited (Industrials, Electrical Equipment) †		138,000	1,620,120
Guess Incorporated (Consumer Discretionary, Specialty Retail) «		117,200	3,431,616
Haemonetics Corporation (Health Care, Health Care Equipment & Supplies) †		47,300	3,385,261
Heidrick & Struggles International Incorporated (Industrials, Commercial Services & Supplies)		84,787	1,653,347
IAC/InterActiveCorp (Information Technology, Internet Software & Services)		59,400	2,860,110
Imation Corporation (Information Technology, Computers & Peripherals) †		243,702	1,413,472
JDA Software Group Incorporated (Information Technology, Software) †		48,300	1,394,904
Lear Corporation (Consumer Discretionary, Auto Components)		75,500	3,133,250
Macquarie Infrastucture Company LLC (Industrials, Transportation Infrastructure)		82,867	2,862,226
Manpower Incorporated (Industrials, Commercial Services & Supplies)		34,000	1,448,400
Mohawk Industries Incorporated (Consumer Discretionary, Household Durables) †		37,400	2,506,548
Mueller Industries Incorporated (Industrials, Machinery)		21,600	987,336
Omnicare Incorporated (Health Care, Health Care Providers & Services) «		68,100	2,372,604
Patterson Companies Incorporated (Health Care, Health Care Providers & Services)		84,400	2,877,196
Quanex Building Products Corporation (Industrials, Building Products)		91,624	1,688,630
Regal-Beloit Corporation (Industrials, Electrical Equipment)		37,600	2,543,264
Riverbed Technology Incorporated (Information Technology, Communications Equipment)†«		58,500	1,154,205
Royal Gold Incorporated (Materials, Metals & Mining)		58,800	3,643,248
Salix Pharmaceuticals Limited (Health Care, Pharmaceuticals) †		61,600	3,043,040
Silgan Holdings Incorporated (Materials, Containers & Packaging)		55,000	2,412,844
TreeHouse Foods Incorporated (Consumer Staples, Food Products) †«		53,300	3,065,283
Vishay Intertechnology Incorporated (Information Technology, Electronic Equipment, Instruments & Components) †«		208,600	2,340,492
W.R. Berkley Corporation (Financials, Insurance) «		65,300	2,459,198

			103,770,602

Total Common Stocks (Cost $237,962,926)			267,962,492

	Yield
Short-Term Investments: 14.92%

Investment Companies: 14.92%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.11%	22,616,332	22,616,332
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)	0.19	20,170,354	20,170,354

Total Short-Term Investments (Cost $42,786,686)			42,786,686

Total Investments in Securities
(Cost $280,749,612) *	108.36%	310,749,178
Other Assets and Liabilities, Net	(8.36)	(23,986,536)

Total Net Assets	100.00%	$286,762,642

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—April 30, 2012 (Unaudited)	Wells Fargo Advantage Global Opportunities Fund	11

†	Non-income earning security

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $283,629,107 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$37,923,309
Gross unrealized depreciation	(10,803,238)

Net unrealized appreciation	$27,120,071

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Global Opportunities Fund	Statement of Assets and Liabilities—April 30, 2012 (Unaudited)

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$267,962,492
In affiliated securities, at value (see cost below)	42,786,686

Total investments, at value (see cost below)	310,749,178
Foreign currency, at value (see cost below)	1,958,933
Receivable for investments sold	692,133
Receivable for Fund shares sold	204,644
Receivable for dividends	456,122
Receivable for securities lending income	7,420
Prepaid expenses and other assets	59,855

Total assets	314,128,285

Liabilities
Payable for investments purchased	3,190,818
Payable for Fund shares redeemed	3,508,165
Payable upon receipt of securities loaned	20,170,354
Advisory fee payable	222,043
Distribution fees payable	43,087
Due to other related parties	69,345
Accrued expenses and other liabilities	161,831

Total liabilities	27,365,643

Total net assets	$286,762,642

NET ASSETS CONSIST OF
Paid-in capital	$296,700,461
Undistributed net investment income	259,678
Accumulated net realized losses on investments	(40,253,964)
Net unrealized gains on investments	30,056,467

Total net assets	$286,762,642

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$168,813,825
Shares outstanding – Class A	5,150,245
Net asset value per share – Class A	$32.78
Maximum offering price per share – Class A2	$34.78
Net assets – Class B	$24,265,907
Shares outstanding – Class B	920,357
Net asset value per share – Class B	$26.37
Net assets – Class C	$42,588,043
Shares outstanding – Class C	1,606,646
Net asset value per share – Class C	$26.51
Net assets – Administrator Class	$48,830,174
Shares outstanding – Administrator Class	1,445,841
Net asset value per share – Administrator Class	$33.77
Net assets – Institutional Class	$2,264,693
Shares outstanding – Institutional Class	67,065
Net asset value per share – Institutional Class	$33.77

Investments in unaffiliated securities, at cost	$237,962,926

Investments in affiliated securities, at cost	$42,786,686

Total investments, at cost	$280,749,612

Securities on loan, at value	$19,598,806

Foreign currency, at cost	$1,910,089

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of Operations—Six Months Ended April 30, 2012 (Unaudited)	Wells Fargo Advantage Global Opportunities Fund	13

Investment income
Dividends*	$2,432,249
Securities lending income, net	62,325
Income from affiliated securities	6,841

Total investment income	2,501,415

Expenses
Advisory fee	1,283,649
Administration fees
Fund level	71,314
Class A	218,342
Class B	32,039
Class C	55,732
Administrator Class	24,028
Institutional Class	691
Shareholder servicing fees
Class A	209,943
Class B	30,555
Class C	53,589
Administrator Class	57,283
Distribution fees
Class B	92,419
Class C	160,766
Custody and accounting fees	23,881
Professional fees	21,844
Registration fees	45,455
Shareholder report expenses	17,387
Trustees’ fees and expenses	31
Other fees and expenses	6,547

Total expenses	2,405,495
Less: Fee waivers and/or expense reimbursements	(17)

Net expenses	2,405,478

Net investment income	95,937

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	5,596,962
Forward foreign currency contract transactions	(230)

Net realized gains on investments	5,596,732

Net change in unrealized gains (losses) on:
Unaffiliated securities	18,199,559
Forward foreign currency contract transactions	164,994

Net change in unrealized gains (losses) on investments	18,364,553

Net realized and unrealized gains (losses) on investments	23,961,285

Net increase in net assets resulting from operations	$24,057,222

* Net of foreign dividend withholding taxes of	$54,845

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Global Opportunities Fund	Statements of Changes in Net Assets

	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31, 2011

Operations
Net investment income		$95,937		$686,164
Net realized gains on investments		5,596,732		39,808,272
Net change in unrealized gains (losses) on investments		18,364,553		(58,713,856)

Net increase (decrease) in net assets resulting from operations		24,057,222		(18,219,420)

Distributions to shareholders from
Net investment income
Class A		(223,301)		0
Administrator Class		(175,333)		(68,005)
Institutional Class		(10,282)		(26)

Total distributions to shareholders		(408,916)		(68,031)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	287,106	8,856,397	1,375,395	47,370,715
Class B	3,053	74,549	26,624	748,906
Class C	37,979	943,975	252,057	7,135,138
Administrator Class	199,504	6,447,153	878,550	30,834,391
Institutional Class	21,944	719,149	54,746	1,972,439

		17,041,223		88,061,589

Reinvestment of distributions
Class A	7,230	198,333	0	0
Administrator Class	5,762	162,732	1,774	62,456
Institutional Class	365	10,282	1	26

		371,347		62,482

Payment for shares redeemed
Class A	(948,718)	(29,258,050)	(2,237,821)	(74,815,502)
Class B	(177,391)	(4,390,360)	(388,603)	(10,609,456)
Class C	(279,039)	(6,971,265)	(433,868)	(11,865,654)
Administrator Class	(362,386)	(11,603,243)	(677,735)	(23,736,764)
Institutional Class	(2,908)	(91,352)	(7,435)	(257,087)

		(52,314,270)		(121,284,463)

Net decrease in net assets resulting from capital share transactions		(34,901,700)		(33,160,392)

Total decrease in net assets		(11,253,394)		(51,447,843)

Net assets
Beginning of period		298,016,036		349,463,879

End of period		$286,762,642		$298,016,036

Undistributed net investment income		$259,678		$572,657

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Global Opportunities Fund	15

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31,
Class A		2011	2010[1]	2009[1]	2008[1]	2007[1]
Net asset value, beginning of period	$30.14	$31.91	$24.96	$21.20	$40.22	$32.61
Net investment income (loss)	0.03 [2]	0.12 [2]	0.07 [2]	0.10 [2]	0.04 [2]	(0.03)[2]
Net realized and unrealized gains (losses) on investments	2.65	(1.89)	6.99	3.74	(16.97)	10.16

Total from investment operations	2.68	(1.77)	7.06	3.84	(16.93)	10.13
Distributions to shareholders from
Net investment income	(0.04)	0.00	(0.11)	(0.08)	0.00	(0.04)
Net realized gains	0.00	0.00	0.00	0.00	(2.09)	(2.48)

Total distributions to shareholders	(0.04)	0.00	(0.11)	(0.08)	(2.09)	(2.52)
Net asset value, end of period	$32.78	$30.14	$31.91	$24.96	$21.20	$40.22
Total return[3]	8.92%	(5.55)%	28.41%	18.22%	(44.14)%	33.21%
Ratios to average net assets (annualized)
Gross expenses	1.54%	1.55%	1.66%	1.72%	1.54%	1.55%
Net expenses	1.54%	1.53%	1.63%	1.72%	1.52%	1.53%
Net investment income (loss)	0.21%	0.34%	0.25%	0.45%	0.13%	(0.08)%
Supplemental data
Portfolio turnover rate	32%	76%	104%	170%	161%	71%
Net assets, end of period (000’s omitted)	$168,814	$174,937	$212,729	$197,721	$214,883	$474,252

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Global Opportunities Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class A of Evergreen Global Opportunities Fund.

2.	Calculated based upon average shares outstanding

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Global Opportunities Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31,
Class B		2011	2010[1]	2009[1]	2008[1]	2007[1]
Net asset value, beginning of period	$24.30	$25.92	$20.33	$17.34	$33.54	$27.73
Net investment loss	(0.06)[2]	(0.12)[2]	(0.11)[2]	(0.05)[2]	(0.16)[2]	(0.24)
Net realized and unrealized gains (losses) on investments	2.13	(1.50)	5.70	3.04	(13.95)	8.53

Total from investment operations	2.07	(1.62)	5.59	2.99	(14.11)	8.29
Distributions to shareholders from
Net realized gains	0.00	0.00	0.00	0.00	(2.09)	(2.48)
Net asset value, end of period	$26.37	$24.30	$25.92	$20.33	$17.34	$33.54
Total return[3]	8.52%	(6.25)%	27.43%	17.30%	(44.54)%	32.28%
Ratios to average net assets (annualized)
Gross expenses	2.29%	2.30%	2.41%	2.47%	2.27%	2.25%
Net expenses	2.29%	2.28%	2.38%	2.47%	2.27%	2.25%
Net investment loss	(0.53)%	(0.43)%	(0.49)%	(0.30)%	(0.62)%	(0.82)%
Supplemental data
Portfolio turnover rate	32%	76%	104%	170%	161%	71%
Net assets, end of period (000’s omitted)	$24,266	$26,598	$37,752	$34,934	$39,980	$87,408

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Global Opportunities Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class B of Evergreen Global Opportunities Fund.

2.	Calculated based upon average shares outstanding

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Global Opportunities Fund	17

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31,
Class C		2011	2010[1]	2009[1]	2008[1]	2007[1]
Net asset value, beginning of period	$24.43	$26.05	$20.44	$17.44	$33.72	$27.86
Net investment loss	(0.07)[2]	(0.11)[2]	(0.11)[2]	(0.05)[2]	(0.16)[2]	(0.24)[2]
Net realized and unrealized gains (losses) on investments	2.15	(1.51)	5.72	3.05	(14.03)	8.58

Total from investment operations	2.08	(1.62)	5.61	3.00	(14.19)	8.34
Distributions to shareholders from
Net realized gains	0.00	0.00	0.00	0.00	(2.09)	(2.48)
Net asset value, end of period	$26.51	$24.43	$26.05	$20.44	$17.44	$33.72
Total return[3]	8.51%	(6.25)%	27.43%	17.33%	(44.56)%	32.28%
Ratios to average net assets (annualized)
Gross expenses	2.29%	2.30%	2.41%	2.47%	2.27%	2.25%
Net expenses	2.29%	2.28%	2.38%	2.47%	2.27%	2.25%
Net investment loss	(0.53)%	(0.41)%	(0.50)%	(0.30)%	(0.61)%	(0.81)%
Supplemental data
Portfolio turnover rate	32%	76%	104%	170%	161%	71%
Net assets, end of period (000’s omitted)	$42,588	$45,135	$52,866	$50,218	$59,382	$124,831

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Global Opportunities Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class C of Evergreen Global Opportunities Fund.

2.	Calculated based upon average shares outstanding

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Global Opportunities Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31,
Administrator Class		2011	2010[1]	2009[1]	2008[1]	2007[1]
Net asset value, beginning of period	$31.10	$32.92	$25.73	$21.91	$41.42	$33.46
Net investment income	0.06 [2]	0.15	0.14 [2]	0.16	0.15 [2]	0.07 [2]
Net realized and unrealized gains (losses) on investments	2.72	(1.93)	7.23	3.85	(17.57)	10.49

Total from investment operations	2.78	(1.78)	7.37	4.01	(17.42)	10.56
Distributions to shareholders from
Net investment income	(0.11)	(0.04)	(0.18)	(0.19)	0.00	(0.12)
Net realized gains	0.00	0.00	0.00	0.00	(2.09)	(2.48)

Total distributions to shareholders	(0.11)	(0.04)	(0.18)	(0.19)	(2.09)	(2.60)
Net asset value, end of period	$33.77	$31.10	$32.92	$25.73	$21.91	$41.42
Total return[3]	9.02%	(5.39)%	28.77%	18.45%	(43.98)%	33.57%
Ratios to average net assets (annualized)
Gross expenses	1.37%	1.37%	1.43%	1.47%	1.28%	1.25%
Net expenses	1.37%	1.36%	1.40%	1.47%	1.28%	1.25%
Net investment income	0.38%	0.53%	0.49%	0.69%	0.46%	0.20%
Supplemental data
Portfolio turnover rate	32%	76%	104%	170%	161%	71%
Net assets, end of period (000’s omitted)	$48,830	$49,860	$46,106	$38,977	$36,027	$43,378

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Global Opportunities Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class I of Evergreen Global Opportunities Fund.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Global Opportunities Fund	19

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31,
Institutional Class		2011	2010[1]
Net asset value, beginning of period	$31.18	$32.94	$28.37
Net investment income	0.09	0.25	0.04 [2]
Net realized and unrealized gains (losses) on investments	2.72	(1.94)	4.53

Total from investment operations	2.81	(1.69)	4.57
Distributions to shareholders from
Net investment income	(0.22)	(0.07)	0.00
Net asset value, end of period	$33.77	$31.18	$32.94
Total return[3]	9.15%	(5.15)%	16.11%
Ratios to average net assets (annualized)
Gross expenses	1.11%	1.08%	1.22%
Net expenses	1.11%	1.08%	1.15%
Net investment income	0.60%	1.18%	0.53%
Supplemental data
Portfolio turnover rate	32%	76%	104%
Net assets, end of period (000’s omitted)	$2,265	$1,486	$12

1.	For the period from July 30, 2010 (commencement of class operations) to October 31, 2010.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Global Opportunities Fund	Notes to Financial Statements

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Global Opportunities Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. As a result of the fair value pricing procedures, these securities which are normally categorized as Level 1 in the fair value hierarchy will represent a transfer from a Level 1 to a Level 2 security and will be categorized as Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. On April 30, 2012, fair value pricing was not used in pricing foreign securities.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary to determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued prices are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. The securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent

Notes to Financial Statements	Wells Fargo Advantage Global Opportunities Fund	21

pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Forward foreign currency contracts

The Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

22	Wells Fargo Advantage Global Opportunities Fund	Notes to Financial Statements

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years which began after December 22, 2010 for an unlimited period. However, any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than be considered all short-term as under previous law. In addition, the Fund may elect to defer any portion of a post-October capital loss or qualified late-year ordinary loss to the first day of the following taxable year. A post-October capital loss is the greatest of the net capital loss, net short-term capital loss or net long-term capital loss for the portion of the taxable year after October 31. A qualified late-year ordinary loss is the net loss comprised of (a) net gain or loss from the sale or other disposition of capital assets for the portion of the taxable year after October 31, and (b) other ordinary income or loss for the portion of the taxable year after December 31.

As of October 31, 2011, the Fund had net capital loss carryforwards, which were available to offset future net realized capital gains, in the amount of $42,867,755 expiring in 2017.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value

Notes to Financial Statements	Wells Fargo Advantage Global Opportunities Fund	23

hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$265,350,263	$1,919,263	$692,966	$267,962,492
Short-term investments
Investment companies	22,616,332	20,170,354	0	42,786,686
	$287,966,595	$22,089,617	$692,966	$310,749,178

Further details on the major security types listed above can be found in the Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended April 30, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.90% and declining to 0.80% as the average daily net assets of the Fund increase. For the six months ended April 30, 2012, the advisory fee was equivalent to an annual rate of 0.90% of the Fund’s average daily net assets.

Funds Management has retained the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by Funds Management and do not increase the overall fees paid by the Fund. Wells Capital Management, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Class A, Class B, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08

24	Wells Fargo Advantage Global Opportunities Fund	Notes to Financial Statements

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.55% for Class A, 2.30% for Class B, 2.30% for Class C, 1.40% for Administrator Class and 1.15% for Institutional Class.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended April 30, 2012, Wells Fargo Funds Distributor, LLC received $3,892 from the sale of Class A shares and $10, $20,084 and $572 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations (if any) and short-term securities, for the six months ended April 30, 2012 were $123,694,634 and $171,203,714, respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended April 30, 2012, the Fund entered into forward foreign currency exchange contracts for economic hedging purposes.

As of April 30, 2012, the Fund did not have any open forward foreign currency contracts but had average contract amounts of $4,068,024 and $4,656,984 in forward foreign currency contracts to buy and forward foreign currency contracts to sell, respectively, during the six months ended April 30, 2012.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the appropriate financial statements.

7. BANK BORROWINGS

The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended April 30, 2012, the Fund paid $334 in commitment fees.

For the six months ended April 30, 2012, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Notes to Financial Statements	Wells Fargo Advantage Global Opportunities Fund	25

9. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

In May 2011, FASB issued ASU No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. Management expects that adoption of the ASU will result in additional disclosures in the financial statements, as applicable.

In April 2011, FASB issued ASU No. 2011-03 Reconsideration of Effective Control for Repurchase Agreements. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management has evaluated the impact of adopting the ASU and expects no significant changes.

26	Wells Fargo Advantage Global Opportunities Fund	Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargoadvantagefunds.com, or visiting the SEC Web site at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at wellsfargoadvantagefunds.com or by visiting the SEC Web site at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other Information (Unaudited)	Wells Fargo Advantage Global Opportunities Fund	27

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 137 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

28	Wells Fargo Advantage Global Opportunities Fund	Other Information (Unaudited)

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at wellsfargoadvantagefunds.com.

Other Information (Unaudited)	Wells Fargo Advantage Global Opportunities Fund	29

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in person meeting held on March 29-30, 2012 (the “Meeting”), the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage Global Opportunities Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (“Wells Capital Management”) for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

In providing information to the Board, Funds Management and Wells Capital Management were guided by a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf at the start of the Board’s annual contract renewal process earlier in 2012. In approving the Advisory Agreements, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee likely attributed different weights to various factors.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Fund by Funds Management and its affiliates.

The Board’s decision to approve the continuation of the Advisory Agreements was based on a comprehensive evaluation of all of the information provided to it. In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and Wells Capital Management about various topics, including Funds Management’s oversight of service providers. The above factors, together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Board in concluding that the nature, extent and quality of the investment advisory services provided to the Fund by Funds Management and Wells Capital Management supported the re-approval of the Advisory Agreements. Although the Board considered the continuation of the Advisory Agreements for the Fund as part of the larger process of considering the continuation of the advisory agreements for all of the funds in the complex, its decision to continue the Advisory Agreements for the Fund was ultimately made on a fund-by-fund basis.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2011. The Board also considered these results in comparison to the median performance of a universe of relevant funds (the “Universe”) that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund, and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The

30	Wells Fargo Advantage Global Opportunities Fund	Other Information (Unaudited)

Board received a description of the methodology used by Lipper to select the mutual funds in the Universe. The Board noted that the performance of the Fund for the one-year and three-year periods was lower than the median performance of the Universe. The Board also noted that the performance of the Fund for the five-year and ten-year periods was in range of or higher than the median performance of the Universe.

The Board also noted that the performance of the Fund for the most recent periods was lower than its benchmark, the Lipper Global Small-Mid Cap Funds Index (the “Index”), for the periods under review. The Board noted that the performance of the Fund for the longer-term periods was in range of or higher than the Index.

The Board noted that the Fund’s more recent performance results warranted further discussion. As part of its further review, the Board received an analysis of, and discussed factors contributing to, the underperformance of the Fund relative to the Universe. The Board received a report that noted certain investments made in the first half of 2009 and the second and third quarters of 2011 adversely affected the Fund’s performance. In addition, the Board noted that the domestic investments had underperformed the domestic portion of the benchmark over the past three years. The Board was satisfied that Funds Management was appropriately monitoring the Fund’s investment performance.

The Board received and considered information regarding the Fund’s contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an “Expense Group”) that was determined by Lipper to be similar to the Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in the Fund’s Expense Group. The Board noted that the net operating expense ratios of the Fund were in range of the Fund’s Expense Group’s median net operating expense ratios.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements for the Fund.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rate that is payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rate”), both on a stand-alone basis and on a combined basis with the Fund’s administration fee rate. The Board took into account the separate administrative and other services covered by the administration fee rate. The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Funds Management to Wells Capital Management for investment sub-advisory services (the “Sub-Advisory Agreement Rate”). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rate and considered the Advisory Agreement Rate after taking the waivers/caps into account (the “Net Advisory Rate”).

The Board received and considered information comparing the Advisory Agreement Rate and Net Advisory Rate with those of other funds in the Fund’s Expense Group median. The Board noted that the Advisory Agreement Rate for the Fund was in range of the median rate for the Fund’s Expense Group, except for the A class. The Board also noted that the Net Advisory Rate for the Fund was higher than the median rate for the Fund’s Expense Group. The Board noted that Funds Management proposed to extend contractual fee cap arrangements for the Fund designed to lower the fund’s expenses until February 28, 2014.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and Wells Capital Management to other types of clients. In this regard, the Board received information about differences between the services, and the compliance, reporting, and other legal burdens and risks of providing investment advice to mutual funds and those associated with providing advice to non-mutual fund clients such as collective funds or institutional separate accounts.

The Board determined that the Advisory Agreement Rate for the Fund, both with and without an administration fee rate and before and after waivers, was reasonable in light of the Fund’s Expense Group information, the net expense ratio commitments, the services covered by the Advisory Agreements and other information provided. The Board also reviewed and considered the Sub-Advisory Agreement Rate and concluded that the Sub-Advisory Agreement Rate was reasonable in light of the services covered by the sub-advisory agreement and other information provided.

Other Information (Unaudited)	Wells Fargo Advantage Global Opportunities Fund	31

Profitability

The Board received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to the collective Wells Fargo businesses that provide services to the Fund. It considered that the information provided to it was necessarily estimated, and that the profitability information provided to it, especially on a fund-by-fund basis, did not necessarily provide a precise tool for evaluating the appropriateness of the Fund’s Advisory Agreement Rate in isolation. It noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on, among other things, the size and type of fund. The Board concluded that the profitability reported by Funds Management was not unreasonable.

The Board did not consider separate profitability information with respect to Wells Capital Management, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee structure, which operate generally to reduce the effective Advisory Agreement Rate of the Fund (as a percentage of Fund assets) as the Fund grows in size. It considered that, as a fund shrinks in size, breakpoints conversely result in increasing fee levels. The Board noted that it would have on-going opportunities to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward sharing economies of scale, if any, with the Fund. However, the Board acknowledged the inherent limitations of any analysis of an investment adviser’s economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board’s understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Other benefits to Funds Management and Wells Capital Management

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Fund and benefits potentially derived from an increase in Funds Management’s and Wells Capital Management’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized and any benefits that may be realized by using an affiliated broker.

Other factors and broader review

The Board also considered the markets for distribution of the Fund’s shares, including the channels through which the Fund’s shares are offered and sold. The Board noted that the Fund is part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15 of the 1940 Act and also reviews and assesses information about the quality of the services that the Fund receives throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.
Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

32	Wells Fargo Advantage Global Opportunities Fund	List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Agreement
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPA	— Standby Purchase Agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate Trading of Registered Interest and Principal Securities
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

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FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

209723 06-12 SA239/SAR239 4-12

Wells Fargo Advantage

International Equity Fund

Semi-Annual Report

April 30, 2012

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of April 30, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $211 billion in assets under management, as of April 30, 2012.

Equity Funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Equity Value Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
Capital Growth Fund	Growth Fund	Small Cap Opportunities Fund
Common Stock Fund	Index Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Equity Fund	Small Company Growth Fund
Discovery Fund†	International Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified International Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified Small Cap Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Emerging Markets Local Bond Fund	Omega Growth Fund	Utility and Telecommunications Fund
Endeavor Select Fund†
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage International Equity Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

The period was marked by continued concerns about the possible global economic effects of the ongoing European sovereign debt crisis that began in Greece and later spread to the larger economies of Italy and Spain.

The potential for sovereign debt default had a negative effect on emerging markets, with indexes in major countries such as Brazil and India ending the period with losses.

Dear Valued Shareholder:

We’re pleased to offer you this semi-annual report for the Wells Fargo Advantage International Equity Fund for the six-month period that ended April 30, 2012. The period was marked by continued concerns about the possible global economic effects of the ongoing European sovereign debt crisis that began in Greece and later spread to the larger economies of Italy and Spain. Widespread support from central banks helped push developed market indexes to gains, but several emerging markets posted losses for the period.

Macroeconomic optimism seemed to fade as global growth slowed and worries rose.

Prior to and throughout the reporting period, concerns about the eurozone sovereign debt situation returned to center stage. Investors became increasingly concerned that Greece would default on its debt, a scenario that only seemed more likely as eurozone leaders began to openly discuss a “voluntary” haircut on Greek debt for private investors. Because many eurozone banks owned Greek debt and many U.S. banks had financial ties to eurozone banks, investors worried about the effects of such an event on the financial systems and on the global economy.

In October 2011, market participants turned their attention to the debt burdens of Italy—which, like the U.S., also had its credit rating downgraded by Standard & Poor’s—because even though it had a relatively modest budget deficit, it had a high amount of outstanding debt and a stagnant economy. French banks were heavily exposed to Italian debt, so Italy’s woes led to fears of a state bailout of French banks and a resulting increase in France’s expenditures.

The Greek credit crisis was seemingly addressed in March 2012, when the Greek government came to an agreement with its creditors that allowed it to write down the principal on most of its bonds in exchange for increased financial austerity. The Greek agreement, combined with unprecedented support for eurozone banks by the European Central Bank (ECB), seemed to calm investor concerns, at least temporarily, and most developed markets—both in Europe and Asia—ended the period with gains. The potential for sovereign debt default had a negative effect on emerging markets, with indexes in major countries such as Brazil and India ending the period with losses. China was a notable exception, posting a gain.

The U.S. economy reported relatively solid news.

In contrast to worrisome data from the eurozone, U.S. economic data remained moderately positive. Reported gross domestic product (GDP) growth came in at a 1.8% annualized rate in the third quarter of 2011 and then accelerated to a 3.0% annualized rate in the fourth quarter. The initial estimate for GDP growth in the first quarter of 2012 came in at a 2.2% annualized rate, further supporting the case for economic recovery. In addition, the major banks appeared to have taken steps toward repairing their balance sheets; in March, the Federal Reserve (Fed) announced that 15 of the 19 major banks had passed a “stress test” in which the Fed attempted to gauge whether the banks could survive a severe recession that included a 50% drop in the stock market and a 21% percent decline in housing prices.

Letter to Shareholders	Wells Fargo Advantage International Equity Fund	3

Financial stocks rebounded and outperformed the broader market for the reporting period after the Fed released details of the stress test. Stocks generally rallied across the market as investors seemed to be increasingly confident that the U.S. would not return to recession.

Central banks continued to provide stimulus.

Throughout the reporting period, the Federal Open Market Committee kept its key interest rates effectively at zero in order to support the economy and financial system. In response to extreme market volatility and signs of a weakening economy, the Fed announced its intention to keep interest rates low until at least late 2014.

Likewise, the Bank of Japan voted in late April to keep its key policy rate in a range of 0.0% to 0.1%. The bank announced that it would expand its government bond purchases by 10 trillion yen ($123.8 billion), targeting a 1.0% inflation rate in an attempt to end the country’s multi-year deflation.

As of November 1, 2011, the ECB had a key rate of 1.50%, which it had increased from 1.0% in an attempt to keep inflation in check. Soon, in response to weakness in the southern European economies, the ECB lowered its key rate to 1.25% in early November 2011 and 1.0% in December 2011. The ECB also continued to provide virtually unlimited liquidity for banks, announcing a Long-Term Refinancing Operation in December through which it provided low-cost three-year loans to lenders.

We use time-tested investment strategies, even as many variables are at work in the market.

Elevated unemployment and debt defaults continue to pressure consumers and businesses alike. In our experience, strict adherence to time-tested investment strategies has its rewards. As a whole, Wells Fargo Advantage Funds represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, we believe it helps in managing risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our Web site at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

4	Wells Fargo Advantage International Equity Fund	Letter to Shareholders

Notice to Shareholders

The Board of Trustees for Wells Fargo Advantage Funds has unanimously approved the following modifications to certain net asset value (NAV) waiver privileges and commission schedules:

■	Effective May 1, 2012, automatic investment plan (AIP) purchases and proceeds received from systematic withdrawals will no longer qualify for NAV repurchase privileges.

■

Effective May 1, 2012, discretionary rights to waive the upfront commission for Class C and “jumbo” Class A share purchases will no longer be granted to broker/dealers. However, we will continue to waive the Class C shares contingent deferred sales charge for redemptions by employer-sponsored retirement plans where the dealer of record waived its commission at the time of purchase.

■

Effective July 31, 2012, NAV purchase privileges for former Evergreen Class IS and Class R shareholders are being modified to remove the ability to purchase Class A shares at NAV unless those shares are held directly with the Fund on or after July 31, 2012.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

Performance Highlights (Unaudited)	Wells Fargo Advantage International Equity Fund	5

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Jeffrey Everett, CFA

Dale A. Winner, CFA

FUND INCEPTION

September 6, 1979

TEN LARGEST EQUITY HOLDINGS[1] (AS OF APRIL 30, 2012)
Smiths Group plc	2.29%
China Mobile Limited	2.22%
BP plc	2.19%
Statoil ASA	2.14%
William Morrison Supermarkets plc	2.11%
Bayer AG	2.06%
Cenovus Energy Incorporated	2.06%
Novartis AG	2.05%
E.ON AG	2.04%
Siemens AG	2.04%

SECTOR DISTRIBUTION[2] (AS OF APRIL 30, 2012)

1.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

2.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage International Equity Fund	Performance Highlights (Unaudited)

AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF APRIL 30, 2012)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[5]
Class A (WFEAX)	01/20/1998	(3.05)	(20.14)	(6.17)	3.65	2.87	(15.25)	(5.05)	4.26	1.47%	1.10%
Class B (WFEBX)**	09/06/1979	(2.62)	(20.13)	(6.10)	3.74	2.38	(15.97)	(5.78)	3.74	2.22%	1.85%
Class C (WFEFX)	03/06/1998	1.45	(16.95)	(5.77)	3.49	2.45	(15.95)	(5.77)	3.49	2.22%	1.85%
Class R (WFERX)	10/10/2003					2.73	(15.49)	(5.31)	4.00	1.72%	1.35%
Administrator Class (WFEDX)	07/16/2010					2.84	(15.30)	(4.92)	4.49	1.31%	1.10%
Institutional Class (WFENX)	03/09/1998					2.99	(15.00)	(4.82)	4.54	1.04%	0.85%
MSCI EAFE® Free Index (Net)[6]						2.73	(12.90)	(2.75)	7.05

*	Returns for periods of less than one year are not annualized.

**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s Web site – wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

3.	Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to the Administrator Class shares. Historical performance shown for Class R shares prior to their inception reflects the performance of Class A shares, adjusted to reflect the higher expenses applicable to Class R shares. Historical performance shown for all classes of the Fund prior to July 19, 2010 is based on the performance of the Fund’s predecessor, Evergreen International Equity Fund.

4.	Reflects the expense ratios as stated in the most recent prospectuses.

5.	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.09% for Class A, 1.84% for Class B, 1.84% for Class C, 1.34% for Class R, 1.09% for Administrator Class and 0.84% for Institutional Class. Without this cap, the Fund’s returns would have been lower.

6.	The Morgan Stanley Capital International Europe, Australasia, and Far East Free (“MSCI EAFE Free”) Index (Net) is an unmanaged group of securities widely regarded by investors to be representative of the stock markets of Europe, Australasia, and the Far East. MSCI Free Indexes are constructed to reflect investment opportunities for global investors to account for local market restrictions on stock ownership by international investors. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

Fund Expenses (Unaudited)	Wells Fargo Advantage International Equity Fund	7

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2011 to April 30, 2012.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11-01-2011	Ending Account Value 04-30-2012	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,028.72	$5.50	1.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.44	$5.47	1.09%
Class B
Actual	$1,000.00	$1,023.78	$9.26	1.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.71	$9.22	1.84%
Class C
Actual	$1,000.00	$1,024.53	$9.26	1.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.71	$9.22	1.84%
Class R
Actual	$1,000.00	$1,027.28	$6.75	1.34%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.20	$6.72	1.34%
Administrator Class
Actual	$1,000.00	$1,028.37	$5.50	1.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.44	$5.47	1.09%
Institutional Class
Actual	$1,000.00	$1,029.87	$4.24	0.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	$4.22	0.84%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

8	Wells Fargo Advantage International Equity Fund	Portfolio of Investments—April 30, 2012 (Unaudited)

Security Name	Shares	Value

Common Stocks: 97.44%

Argentina: 0.07%
IRSA Inversiones y Representaciones SA ADR (Financials, Real Estate Management & Development)	30,223	$238,157

Australia: 0.87%
BHP Billiton Limited (Materials, Metals & Mining)	84,805	3,141,289

Bermuda: 3.38%
Cosan Limited Class A (Consumer Staples, Food Products)	398,670	5,517,593
Jardine Matheson Holdings Limited (Industrials, Industrial Conglomerates)	84,000	4,170,600
Ports Design Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods) (i)(a)	1,667,959	2,450,779

		12,138,972

Canada: 4.57%
Cenovus Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)	204,573	7,415,771
Suncor Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)	59,908	1,978,841
Valeant Pharmaceuticals International Incorporated (Health Care, Pharmaceuticals) †	126,138	7,017,057

		16,411,669

Cayman Islands: 1.40%
Hengdeli Holdings Limited (Consumer Discretionary, Specialty Retail)	12,573,522	5,040,007

China: 1.77%
Industrial & Commercial Bank of China Class H (Financials, Commercial Banks)	7,334,000	4,896,486
LDK Solar Company Limited ADR (Information Technology, Electronic Equipment, Instruments & Components) †«	458,526	1,458,113

		6,354,599

Denmark: 1.52%
A.P. Moller-Maersk AS Class B (Industrials, Marine)	698	5,459,606

Finland: 1.46%
Metso Corporation (Industrials, Machinery)	122,507	5,254,067

France: 1.61%
Total SA (Energy, Oil, Gas & Consumable Fuels)	121,110	5,782,502

Germany: 12.16%
Allianz AG (Financials, Insurance)	47,215	5,261,125
Bayer AG (Health Care, Pharmaceuticals) «	105,325	7,418,471
E.ON AG (Utilities, Electric Utilities) «	324,425	7,349,891
Metro AG (Consumer Staples, Food & Staples Retailing)	208,858	6,738,844
SAP AG (Information Technology, Software)	83,673	5,547,867
Siemens AG (Industrials, Industrial Conglomerates)	79,044	7,321,001
Wincor Nixdorf AG (Information Technology, Computers & Peripherals)	105,391	4,086,134

		43,723,333

Hong Kong: 5.63%
China Everbright Limited (Financials, Diversified Financial Services)	3,300,000	5,240,087
China Mobile Limited (Telecommunication Services, Wireless Telecommunication Services)	720,500	7,981,669

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—April 30, 2012 (Unaudited)	Wells Fargo Advantage International Equity Fund	9

Security Name	Shares	Value

Hong Kong (continued)
China Resources Power Holdings Company (Utilities, Independent Power Producers & Energy Traders)	3,840,000	$7,008,230

		20,229,986

Italy: 1.59%
ENI SpA (Energy, Oil, Gas & Consumable Fuels)	257,236	5,710,242

Japan: 18.09%
Asahi Glass Company Limited (Industrials, Building Products)	605,000	4,796,656
Canon Incorporated (Information Technology, Office Electronics)	132,700	6,099,812
Capcom Company Limited (Information Technology, Software)	217,800	4,983,975
FamilyMart Company Limited (Consumer Staples, Food & Staples Retailing)	146,500	6,532,315
Itochu Corporation (Industrials, Trading Companies & Distributors)	433,000	4,913,552
Mitsubishi UFJ Financial Group Incorporated (Financials, Commercial Banks)	685,200	3,321,298
Mitsui OSK Lines Limited (Industrials, Marine)	1,676,000	6,549,499
Nintendo Company Limited (Information Technology, Software)	41,900	5,720,316
Nissan Motor Company Limited (Consumer Discretionary, Automobiles)	581,900	6,093,041
Nitto Denko Corporation (Materials, Chemicals)	175,192	7,263,095
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	132,700	5,493,155
USS Company Limited (Consumer Discretionary, Specialty Retail)	31,900	3,248,334

		65,015,048

Netherlands: 1.84%
Akzo Nobel NV (Materials, Chemicals) «	123,554	6,621,260

Norway: 2.14%
Statoil ASA (Energy, Oil, Gas & Consumable Fuels)	288,344	7,698,645

Philippines: 1.09%
Philippine Long Distance Telephone Company (Telecommunication Services, Wireless Telecommunication Services)	64,055	3,926,441

Russia: 2.73%
Mobile Telesystems ADR (Telecommunication Services, Wireless Telecommunication Services)	207,064	4,050,172
Sberbank of Russia (Financials, Commercial Banks)	1,792,688	5,751,588

		9,801,760

Singapore: 2.66%
DBS Group Holdings Limited (Financials, Commercial Banks)	619,000	6,982,820
Indofood Agri Resources Limited (Consumer Staples, Food Products) †	2,235,198	2,573,864

		9,556,684

South Korea: 2.99%
Samsung Electronics GDR (Information Technology, Semiconductors & Semiconductor Equipment) 144A	9,499	5,841,659
SK Telecom Company Limited (Telecommunication Services, Wireless Telecommunication Services)	41,098	4,909,395

		10,751,054

Sweden: 2.34%
Hennes & Mauritz AB Class B (Consumer Discretionary, Specialty Retail)	107,750	3,701,587

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage International Equity Fund	Portfolio of Investments—April 30, 2012 (Unaudited)

Security Name		Shares	Value

Sweden (continued)
Volvo AB Class B (Consumer Discretionary, Automobiles)		339,791	$4,711,666

			8,413,253

Switzerland: 9.54%
ABB Limited (Industrials, Electrical Equipment)		234,956	4,281,576
Compagnie Financiere Richemont SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)		87,235	5,391,818
Julius Baer Group Limited (Financials, Capital Markets)		159,659	6,112,654
Novartis AG (Health Care, Pharmaceuticals)		133,382	7,355,004
Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)		11,804	5,443,898
Zurich Financial Services AG (Financials, Insurance)		23,328	5,705,741

			34,290,691

Taiwan: 1.75%
High Tech Computer Corporation (Information Technology, Communications Equipment)		248,000	3,761,371
Taiwan Semiconductor Manufacturing Company Limited ADR (Information Technology, Semiconductors & Semiconductor Equipment)		162,178	2,526,733

			6,288,104

Thailand: 0.05%
Bumrungrad Hospital Public Company Limited (Health Care, Health Care Providers & Services)		91,700	181,909

United Kingdom: 14.82%
BP plc (Energy, Oil, Gas & Consumable Fuels)		1,087,862	7,856,435
Capita Group plc (Industrials, Commercial Services & Supplies)		535,215	5,758,820
Chemring Group plc (Industrials, Aerospace & Defense)		874,399	4,633,237
Man Group plc (Financials, Capital Markets)		1,520,436	2,553,878
Reckitt Benckiser Group (Consumer Staples, Household Products)		89,121	5,188,038
Smiths Group plc (Industrials, Industrial Conglomerates)		473,962	8,230,363
Vodafone Group plc ADR (Telecommunication Services, Wireless Telecommunication Services) «		192,071	5,345,336
William Morrison Supermarkets plc (Consumer Staples, Food & Staples Retailing)		1,662,501	7,570,791
Wolseley plc (Industrials, Trading Companies & Distributors)		161,270	6,132,218

			53,269,116

United States: 1.37%
Amdocs Limited (Information Technology, IT Services) †		154,216	4,934,912

Total Common Stocks (Cost $350,393,928)			350,233,306

Short-Term Investments: 9.50%

	Yield

Investment Companies: 9.50%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.11%	5,713,174	5,713,174
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(v)(r)	0.19	28,423,420	28,423,420

Total Short-Term Investments (Cost $34,136,594)			34,136,594

Total Investments in Securities
(Cost $384,530,522)*	106.94%	384,369,900
Other Assets and Liabilities, Net	(6.94)	(24,941,302)

Total Net Assets	100.00%	$359,428,598

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—April 30, 2012 (Unaudited)	Wells Fargo Advantage International Equity Fund	11

†	Non-income earning security

«	All or a portion of this security is on loan.

(i)	Illiquid security

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(v)	Security represents investment of cash collateral received from securities on loan.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $397,948,043 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$6,233,110
Gross unrealized depreciation	(19,811,253)

Net unrealized depreciation	$(13,578,143)

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage International Equity Fund	Statement of Assets and Liabilities—April 30, 2012 (Unaudited)

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$350,233,306
In affiliated securities, at value (see cost below)	34,136,594

Total investments, at value (see cost below)	384,369,900
Foreign currency, at value (see cost below)	2,290,821
Receivable for Fund shares sold	176,920
Receivable for dividends	2,443,640
Receivable for securities lending income	106,058
Prepaid expenses and other assets	62,348

Total assets	389,449,687

Liabilities
Payable for investments purchased	703,451
Payable for Fund shares redeemed	419,881
Payable upon receipt of securities loaned	28,423,420
Advisory fee payable	151,928
Distribution fees payable	19,658
Due to other related parties	65,931
Accrued expenses and other liabilities	236,820

Total liabilities	30,021,089

Total net assets	$359,428,598

NET ASSETS CONSIST OF
Paid-in capital	$404,128,030
Undistributed net investment income	3,125,428
Accumulated net realized losses on investments	(47,786,005)
Net unrealized losses on investments	(38,855)

Total net assets	$359,428,598

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$148,940,115
Shares outstanding – Class A	15,094,463
Net asset value per share – Class A	$9.87
Maximum offering price per share – Class A2	$10.47
Net assets – Class B	$10,323,638
Shares outstanding – Class B	1,075,065
Net asset value per share – Class B	$9.60
Net assets – Class C	$20,304,311
Shares outstanding – Class C	2,090,719
Net asset value per share – Class C	$9.71
Net assets – Class R	$2,435,304
Shares outstanding – Class R	247,021
Net asset value per share – Class R	$9.86
Net assets – Administrator Class	$3,799,914
Shares outstanding – Administrator Class	391,187
Net asset value per share – Administrator Class	$9.71
Net assets – Institutional Class	$173,625,316
Shares outstanding – Institutional Class	17,635,223
Net asset value per share – Institutional Class	$9.85

Investments in unaffiliated securities, at cost	$350,393,928

Investments in affiliated securities, at cost	$34,136,594

Total investments, at cost	$384,530,522

Securities on loan, at value	$27,140,862

Foreign currency, at cost	$2,273,194

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of Operations—Six Months Ended April 30, 2012 (Unaudited)	Wells Fargo Advantage International Equity Fund	13

Investment income
Dividends*	$5,781,516
Securities lending income, net	268,298
Income from affiliated securities	6,076

Total investment income	6,055,890

Expenses
Advisory fee	1,647,162
Administration fees
Fund level	96,892
Class A	199,699
Class B	14,903
Class C	27,419
Class R	3,684
Administrator Class	1,664
Institutional Class	78,094
Shareholder servicing fees
Class A	192,018
Class B	14,330
Class C	26,364
Class R	3,542
Administrator Class	3,662
Distribution fees
Class B	42,990
Class C	79,094
Class R	3,542
Custody and accounting fees	66,142
Professional fees	29,298
Registration fees	40,919
Shareholder report expenses	49,764
Trustees’ fees and expenses	6,192
Other fees and expenses	11,320

Total expenses	2,638,694
Less: Fee waivers and/or expense reimbursements	(644,871)

Net expenses	1,993,823

Net investment income	4,062,067

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	72,338,968
Futures transactions	(344,570)
Forward foreign currency contract transactions	(3,376)

Net realized gains on investments	71,991,022

Net change in unrealized gains (losses) on:
Unaffiliated securities	(66,612,675)
Futures transactions	40,820
Forward foreign currency contract transactions	578,821

Net change in unrealized gains (losses) on investments	(65,993,034)

Net realized and unrealized gains (losses) on investments	5,997,988

Net increase in net assets resulting from operations	$10,060,055

* Net of foreign dividend withholding taxes of	$476,872

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage International Equity Fund	Statements of Changes in Net Assets

	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31, 2011

Operations
Net investment income		$4,062,067		$9,092,712
Net realized gains on investments		71,991,022		66,390,703
Net change in unrealized gains (losses) on investments		(65,993,034)		(97,009,099)

Net increase (decrease) in net assets resulting from operations		10,060,055		(21,525,684)

Distributions to shareholders from
Net investment income
Class A		(3,362,916)		(107,552)
Class B		(122,321)		0
Class C		(235,205)		0
Class R		(54,384)		0
Administrator Class		(72,248)		(11,170)
Institutional Class		(5,313,952)		(1,065,381)

Total distributions to shareholders		(9,161,026)		(1,184,103)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	748,671	7,196,836	1,573,590	16,893,853
Class B	1,565	13,632	8,677	90,644
Class C	52,206	505,063	59,818	621,132
Class R	32,571	311,359	68,130	714,220
Administrator Class	80,744	780,040	447,725	4,726,026
Institutional Class	655,460	6,391,345	2,103,883	22,748,643

		15,198,275		45,794,518

Reinvestment of distributions
Class A	337,645	2,998,289	8,673	93,847
Class B	12,825	111,195	0	0
Class C	22,553	197,786	0	0
Class R	3,603	31,998	0	0
Administrator Class	5,501	48,081	691	7,364
Institutional Class	173,700	1,538,983	28,689	309,843

		4,926,332		411,054

Payment for shares redeemed
Class A	(2,586,016)	(25,050,941)	(5,746,363)	(61,855,027)
Class B	(297,934)	(2,832,420)	(671,748)	(7,020,162)
Class C	(338,109)	(3,214,881)	(678,696)	(7,119,999)
Class R	(100,728)	(998,448)	(147,597)	(1,541,327)
Administrator Class	(50,299)	(485,340)	(101,802)	(1,087,381)
Institutional Class	(6,308,404)	(61,062,751)	(14,840,638)	(157,161,241)

		(93,644,781)		(235,785,137)

Net decrease in net assets resulting from capital share transactions		(73,520,174)		(189,579,565)

Total decrease in net assets		(72,621,145)		(212,289,352)

Net assets
Beginning of period		432,049,743		644,339,095

End of period		$359,428,598		$432,049,743

Undistributed net investment income		$3,125,428		$8,224,387

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage International Equity Fund	15

(For a share outstanding throughout each period)

Class A	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31,
		2011	2010[1]	2009[1]	2008[1]	2007[1]
Net asset value, beginning of period	$9.82	$10.41	$9.14	$8.54	$17.72	$15.51
Net investment income	0.10	0.17	0.09 [2]	0.17	0.31 [2]	0.24
Net realized and unrealized gains (losses) on investments	0.16	(0.75)	1.42	0.69	(7.50)	3.79

Total from investment operations	0.26	(0.58)	1.51	0.86	(7.19)	4.03
Distributions to shareholders from
Net investment income	(0.21)	(0.01)	(0.24)	(0.26)	(0.36)	(0.43)
Net realized gains	0.00	0.00	0.00	0.00	(1.63)	(1.39)

Total distributions to shareholders	(0.21)	(0.01)	(0.24)	(0.26)	(1.99)	(1.82)
Net asset value, end of period	$9.87	$9.82	$10.41	$9.14	$8.54	$17.72
Total return[3]	2.87%	(5.62)%	16.90%	10.55%	(45.46)%	28.72%
Ratios to average net assets (annualized)
Gross expenses	1.52%	1.46%	1.19%	1.08%	0.97%	0.97%
Net expenses	1.09%	1.09%	1.07%	1.08%	0.95%	0.95%
Net investment income	2.07%	1.55%	0.91%	2.16%	2.30%	1.71%
Supplemental data
Portfolio turnover rate	88%	44%	42%	203%	111%	42%
Net assets, end of period (000’s omitted)	$148,940	$162,954	$216,096	$255,075	$298,809	$768,386

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen International Equity Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class A of Evergreen International Equity Fund.

2.	Calculated based upon average shares outstanding

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage International Equity Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31,
Class B		2011	2010[1]	2009[1]	2008[1]	2007[1]
Net asset value, beginning of period	$9.48	$10.12	$8.81	$8.18	$17.02	$14.95
Net investment income	0.06 [2]	0.08 [2]	0.01 [2]	0.11 [2]	0.21 [2]	0.15 [2]
Net realized and unrealized gains (losses) on investments	0.16	(0.72)	1.41	0.66	(7.20)	3.62

Total from investment operations	0.22	(0.64)	1.42	0.77	(6.99)	3.77
Distributions to shareholders from
Net investment income	(0.10)	0.00	(0.11)	(0.14)	(0.23)	(0.32)
Net realized gains	0.00	0.00	0.00	0.00	(1.62)	(1.38)

Total distributions to shareholders	(0.10)	0.00	(0.11)	(0.14)	(1.85)	(1.70)
Net asset value, end of period	$9.60	$9.48	$10.12	$8.81	$8.18	$17.02
Total return[3]	2.38%	(6.32)%	16.15%	9.64%	(45.86)%	27.77%
Ratios to average net assets (annualized)
Gross expenses	2.26%	2.21%	1.94%	1.83%	1.70%	1.67%
Net expenses	1.84%	1.84%	1.82%	1.83%	1.70%	1.67%
Net investment income	1.26%	0.77%	0.15%	1.45%	1.59%	0.98%
Supplemental data
Portfolio turnover rate	88%	44%	42%	203%	111%	42%
Net assets, end of period (000’s omitted)	$10,324	$12,873	$20,450	$22,300	$29,756	$70,187

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen International Equity Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class B of Evergreen International Equity Fund.

2.	Calculated based upon average shares outstanding

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage International Equity Fund	17

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31,
Class C		2011	2010[1]	2009[1]	2008[1]	2007[1]
Net asset value, beginning of period	$9.59	$10.24	$8.93	$8.27	$17.22	$15.14
Net investment income	0.05	0.06	0.01 [2]	0.07 [2]	0.21 [2]	0.15 [2]
Net realized and unrealized gains (losses) on investments	0.17	(0.71)	1.41	0.72	(7.27)	3.67

Total from investment operations	0.22	(0.65)	1.42	0.79	(7.06)	3.82
Distributions to shareholders from
Net investment income	(0.10)	0.00	(0.11)	(0.13)	(0.25)	(0.34)
Net realized gains	0.00	0.00	0.00	0.00	(1.64)	(1.40)

Total distributions to shareholders	(0.10)	0.00	(0.11)	(0.13)	(1.89)	(1.74)
Net asset value, end of period	$9.71	$9.59	$10.24	$8.93	$8.27	$17.22
Total return[3]	2.45%	(6.35)%	16.13%	9.62%	(45.85)%	27.76%
Ratios to average net assets (annualized)
Gross expenses	2.27%	2.21%	1.94%	1.83%	1.70%	1.67%
Net expenses	1.84%	1.84%	1.82%	1.83%	1.70%	1.67%
Net investment income	1.33%	0.79%	0.16%	1.39%	1.61%	0.98%
Supplemental data
Portfolio turnover rate	88%	44%	42%	203%	111%	42%
Net assets, end of period (000’s omitted)	$20,304	$22,578	$30,439	$36,718	$47,114	$117,643

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen International Equity Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class C of Evergreen International Equity Fund.

2.	Calculated based upon average shares outstanding

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage International Equity Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31,
Class R		2011	2010[1]	2009[1]	2008[1]	2007[1]
Net asset value, beginning of period	$9.79	$10.40	$9.13	$8.51	$17.70	$15.55
Net investment income	0.08 [2]	0.14 [2]	0.06 [2]	0.14	0.27 [2]	0.21
Net realized and unrealized gains (losses) on investments	0.17	(0.75)	1.42	0.71	(7.46)	3.77

Total from investment operations	0.25	(0.61)	1.48	0.85	(7.19)	3.98
Distributions to shareholders from
Net investment income	(0.18)	0.00	(0.21)	(0.23)	(0.35)	(0.42)
Net realized gains	0.00	0.00	0.00	0.00	(1.65)	(1.41)

Total distributions to shareholders	(0.18)	0.00	(0.21)	(0.23)	(2.00)	(1.83)
Net asset value, end of period	$9.86	$9.79	$10.40	$9.13	$8.51	$17.70
Total return[3]	2.73%	(5.87)%	16.58%	10.13%	(45.52)%	28.40%
Ratios to average net assets (annualized)
Gross expenses	1.77%	1.71%	1.45%	1.33%	1.20%	1.16%
Net expenses	1.34%	1.34%	1.33%	1.33%	1.20%	1.16%
Net investment income	1.71%	1.31%	0.66%	1.79%	2.03%	1.49%
Supplemental data
Portfolio turnover rate	88%	44%	42%	203%	111%	42%
Net assets, end of period (000’s omitted)	$2,435	$3,050	$4,066	$3,811	$3,603	$9,107

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen International Equity Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class R of Evergreen International Equity Fund.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage International Equity Fund	19

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31,
Administrator Class		2011	2010[1]
Net asset value, beginning of period	$9.67	$10.28	$8.82
Net investment income	0.11	0.16	0.01
Net realized and unrealized gains (losses) on investments	0.14	(0.74)	1.45

Total from investment operations	0.25	(0.58)	1.46
Distributions to shareholders from
Net investment income	(0.21)	(0.03)	0.00
Net asset value, end of period	$9.71	$9.67	$10.28
Total return[2]	2.84%	(5.68)%	16.55%
Ratios to average net assets (annualized)
Gross expenses	1.33%	1.25%	1.36%
Net expenses	1.09%	1.09%	1.09%
Net investment income	2.14%	1.58%	0.32%
Supplemental data
Portfolio turnover rate	88%	44%	42%
Net assets, end of period (000’s omitted)	$3,800	$3,436	$89

1.	For the period from July 16, 2010 (commencement of class operations) to October 31, 2010.

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage International Equity Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31,
Institutional Class		2011	2010[1]	2009[1]	2008[1]	2007[1]
Net asset value, beginning of period	$9.83	$10.42	$9.17	$8.59	$17.82	$15.57
Net investment income	0.11 [2]	0.19 [2]	0.11 [2]	0.21	0.32 [2]	0.32
Net realized and unrealized gains (losses) on investments	0.16	(0.75)	1.43	0.67	(7.52)	3.78

Total from investment operations	0.27	(0.56)	1.54	0.88	(7.20)	4.10
Distributions to shareholders from
Net investment income	(0.25)	(0.03)	(0.29)	(0.30)	(0.41)	(0.47)
Net realized gains	0.00	0.00	0.00	0.00	(1.62)	(1.38)

Total distributions to shareholders	(0.25)	(0.03)	(0.29)	(0.30)	(2.03)	(1.85)
Net asset value, end of period	$9.85	$9.83	$10.42	$9.17	$8.59	$17.82
Total return[3]	2.99%	(5.38)%	17.17%	10.73%	(45.26)%	29.09%
Ratios to average net assets (annualized)
Gross expenses	1.08%	1.03%	0.87%	0.83%	0.69%	0.67%
Net expenses	0.84%	0.84%	0.82%	0.83%	0.69%	0.67%
Net investment income	2.25%	1.78%	1.15%	2.39%	2.34%	1.99%
Supplemental data
Portfolio turnover rate	88%	44%	42%	203%	111%	42%
Net assets, end of period (000’s omitted)	$173,625	$227,158	$373,200	$671,417	$795,416	$2,519,261

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen International Equity Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class I of Evergreen International Equity Fund.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage International Equity Fund	21

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage International Equity Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. As a result of the fair value pricing procedures, these securities which are normally categorized as Level 1 in the fair value hierarchy will represent a transfer from a Level 1 to a Level 2 security and will be categorized as Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. On April 30, 2012, fair value pricing was not used in pricing foreign securities.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued prices are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. The securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent

22	Wells Fargo Advantage International Equity Fund	Notes to Financial Statements (Unaudited)

pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Forward foreign currency contracts

The Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage International Equity Fund	23

Futures contracts

The Fund may be subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years which began after December 22, 2010 for an unlimited period. However, any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than be considered all short-term as under previous law. In addition, the Fund may elect to defer any portion of a post-October capital loss or qualified late-year ordinary loss to the first day of the following taxable year. A post-October capital loss is the greatest of the net capital loss, net short-term capital loss or net long-term capital loss for the portion of the taxable year after October 31. A qualified late-year ordinary loss is the net loss comprised of (a) net gain or loss from the sale or other disposition of capital assets for the portion of the taxable year after October 31, and (b) other ordinary income or loss for the portion of the taxable year after December 31.

As of October 31, 2011, the Fund had net capital loss carryforwards, which were available to offset future net realized capital gains, in the amount of $108,020,920 expiring in 2016.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains

24	Wells Fargo Advantage International Equity Fund	Notes to Financial Statements (Unaudited)

and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$341,940,868	$8,292,438	$0	$350,233,306
Short-term investments
Investment companies	5,713,174	28,423,420	0	34,136,594
	$347,654,042	$36,715,858	$0	$384,369,900

Further details on the major security types listed above can be found in the Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended April 30, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.85% and declining to 0.70% as the average daily net assets of the Fund increase. For the six months ended April 30, 2012, the advisory fee was equivalent to an annual rate of 0.85% of the Fund’s average daily net assets.

Funds Management has retained the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by Funds Management and do not increase the overall fees paid by the Fund. Wells Capital Management Incorporated (“Wells Capital Management”), an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.40% as the average daily net assets of the Fund increase.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage International Equity Fund	25

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Class A, Class B, Class C, Class R	0.26%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.09% for Class A, 1.84% for Class B, 1.84% for Class C, 1.34% for Class R, 1.09% for Administrator Class and 0.84% for Institutional Class.

Distribution fees

The Trust has adopted a Distribution Plan for Class B, Class C and Class R shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B, Class C and Class R shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets for Class R shares.

For the six months ended April 30, 2012, Wells Fargo Funds Distributor, LLC received $1,545 from the sale of Class A shares and $6,788 and $1,136 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Class R and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations (if any) and short-term securities, for the six months ended April 30, 2012 were $329,059,954 and $408,260,715, respectively.

6. DERIVATIVE TRANSACTIONS

During the six months ended April 30, 2012, the Fund used uninvested cash to enter into futures contracts to gain market exposure.

As of April 30, 2012, the Fund did not have any open futures contracts but had an average notional amount of $1,071,986 in futures contracts during the six months ended April 30, 2012.

During the six months ended April 30, 2012, the Fund entered into forward foreign currency exchange contracts for economic hedging purposes.

As of April 30, 2012, the Fund did not have any open forward foreign currency contracts but had average contract amounts of $9,919,019 and $10,948,174 in forward foreign currency contracts to buy and forward foreign currency contracts to sell, respectively, during the six months ended April 30, 2012.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the appropriate financial statements.

26	Wells Fargo Advantage International Equity Fund	Notes to Financial Statements (Unaudited)

7. BANK BORROWINGS

The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended April 30, 2012, the Fund paid $466 in commitment fees.

For the six months ended April 30, 2012, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

In May 2011, FASB issued ASU No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. Management expects that adoption of the ASU will result in additional disclosures in the financial statements, as applicable.

In April 2011, FASB issued ASU No. 2011-03 Reconsideration of Effective Control for Repurchase Agreements. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management has evaluated the impact of adopting the ASU and expects no significant changes.

Other Information (Unaudited)	Wells Fargo Advantage International Equity Fund	27

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargoadvantagefunds.com, or visiting the SEC Web site at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at wellsfargoadvantagefunds.com or by visiting the SEC Web site at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

28	Wells Fargo Advantage International Equity Fund	Other Information (Unaudited)

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 137 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Other Information (Unaudited)	Wells Fargo Advantage International Equity Fund	29

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010

Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).

Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at wellsfargoadvantagefunds.com.

30	Wells Fargo Advantage International Equity Fund	Other Information (Unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in person meeting held on March 29-30, 2012 (the “Meeting”), the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage International Equity Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (“Wells Capital Management”) for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

In providing information to the Board, Funds Management and Wells Capital Management were guided by a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf at the start of the Board’s annual contract renewal process earlier in 2012. In approving the Advisory Agreements, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee likely attributed different weights to various factors.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Fund by Funds Management and its affiliates.

The Board’s decision to approve the continuation of the Advisory Agreements was based on a comprehensive evaluation of all of the information provided to it. In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and Wells Capital Management about various topics, including Funds Management’s oversight of service providers. The above factors, together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Board in concluding that the nature, extent and quality of the investment advisory services provided to the Fund by Funds Management and Wells Capital Management supported the re-approval of the Advisory Agreements. Although the Board considered the continuation of the Advisory Agreements for the Fund as part of the larger process of considering the continuation of the advisory agreements for all of the funds in the complex, its decision to continue the Advisory Agreements for the Fund was ultimately made on a fund-by-fund basis.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2011. The Board also considered these results in comparison to the median performance of a universe of relevant funds (the “Universe”) that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund, and in comparison to the Fund’s

Other Information (Unaudited)	Wells Fargo Advantage International Equity Fund	31

benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe. The Board noted that the more recent performance of the Fund was lower than the median performance of the Universe for all periods under review. The Board further noted that the longer-term performance was in range of the median performance of the Universe. The Board also noted that the more recent performance of the Fund was lower than its benchmark, the Lipper International Large-Cap Core Funds Index, for the periods under review. The Board further noted that the longer-term performance was in range of the median performance of its benchmark, the Lipper International Large-Cap Core Funds Index.

The Board noted that the Fund’s more recent performance results warranted further discussion. As part of its further review, the Board received an analysis of, and discussed factors contributing to, the underperformance of the Fund relative to the Universe. Funds Management discussed plans to recommend changes designed to improve the Fund’s performance. The Board was satisfied that Funds Management was taking appropriate actions with respect to the Fund’s investment performance.

The Board received and considered information regarding the Fund’s contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an “Expense Group”) that was determined by Lipper to be similar to the Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in the Fund’s Expense Group. The Board noted that the net operating expense ratios of the Fund were lower than or in range of the Fund’s Expense Group’s median net operating expense ratios.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements for the Fund.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rate that is payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rate”), both on a stand-alone basis and on a combined basis with the Fund’s administration fee rate. The Board took into account the separate administrative and other services covered by the administration fee rate. The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Funds Management to Wells Capital Management for investment sub-advisory services (the “Sub-Advisory Agreement Rate”). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rate and considered the Advisory Agreement Rate after taking the waivers/caps into account (the “Net Advisory Rate”).

The Board received and considered information comparing the Advisory Agreement Rate and Net Advisory Rate with those of other funds in the Fund’s Expense Group median. The Board noted that while the Advisory Agreement Rate for the Fund was higher than the median rates for the Fund’s Expense Group, the Net Advisory Rate for the Fund was in range of the median rates for the Fund’s Expense Group. The Board noted that Funds Management proposed to extend contractual fee cap arrangements for the Fund designed to lower the fund’s expenses until February 28, 2014.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and Wells Capital Management to other types of clients. In this regard, the Board received information about differences between the services, and the compliance, reporting, and other legal burdens and risks of providing investment advice to mutual funds and those associated with providing advice to non-mutual fund clients such as collective funds or institutional separate accounts.

The Board determined that the Advisory Agreement Rate for the Fund, both with and without an administration fee rate and before and after waivers, was reasonable in light of the Fund’s Expense Group information, the net expense ratio commitments, the services covered by the Advisory Agreements and other information provided. The Board also reviewed and considered the Sub-Advisory Agreement Rate and concluded that the Sub-Advisory Agreement Rate was reasonable in light of the services covered by the sub-advisory agreement and other information provided.

32	Wells Fargo Advantage International Equity Fund	Other Information (Unaudited)

Profitability

The Board received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to the collective Wells Fargo businesses that provide services to the Fund. It considered that the information provided to it was necessarily estimated, and that the profitability information provided to it, especially on a fund-by-fund basis, did not necessarily provide a precise tool for evaluating the appropriateness of the Fund’s Advisory Agreement Rate in isolation. It noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on, among other things, the size and type of fund. The Board concluded that the profitability reported by Funds Management was not unreasonable.

The Board did not consider separate profitability information with respect to Wells Capital Management, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee structure, which operate generally to reduce the effective Advisory Agreement Rate of the Fund (as a percentage of Fund assets) as the Fund grows in size. It considered that, as a fund shrinks in size, breakpoints conversely result in increasing fee levels. The Board noted that it would have on-going opportunities to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward sharing economies of scale, if any, with the Fund. However, the Board acknowledged the inherent limitations of any analysis of an investment adviser’s economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board’s understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Other benefits to Funds Management and Wells Capital Management

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Fund and benefits potentially derived from an increase in Funds Management’s and Wells Capital Management’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized and any benefits that may be realized by using an affiliated broker.

Other factors and broader review

The Board also considered the markets for distribution of the Fund’s shares, including the channels through which the Fund’s shares are offered and sold. The Board noted that the Fund is part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15 of the 1940 Act and also reviews and assesses information about the quality of the services that the Fund receives throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

List of Abbreviations	Wells Fargo Advantage International Equity Fund	33

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Agreement
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPA	— Standby Purchase Agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate Trading of Registered Interest and Principal Securities
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

This page is intentionally left blank.

FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

209724 06-12 SA240/SAR240 4-12

Wells Fargo Advantage Intrinsic World Equity Fund

Semi-Annual Report

April 30, 2012

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of April 30, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $211 billion in assets under management, as of April 30, 2012.

Equity Funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Equity Value Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
Capital Growth Fund	Growth Fund	Small Cap Opportunities Fund
Common Stock Fund	Index Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Equity Fund	Small Company Growth Fund
Discovery Fund†	International Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified International Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified Small Cap Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Emerging Markets Local Bond Fund	Omega Growth Fund	Utility and Telecommunications Fund
Endeavor Select Fund†
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Intrinsic World Equity Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

The period was marked by continued concerns about the possible global economic effects of the ongoing European sovereign debt crisis that began in Greece and later spread to the larger economies of Italy and Spain.

The potential for sovereign debt default had a negative effect on emerging markets, with indexes in major countries such as Brazil and India ending the period with losses.

Dear Valued Shareholder:

We’re pleased to offer you this semi-annual report for the Wells Fargo Advantage Intrinsic World Equity Fund for the six-month period that ended April 30, 2012. The period was marked by continued concerns about the possible global economic effects of the ongoing European sovereign debt crisis that began in Greece and later spread to the larger economies of Italy and Spain. Widespread support from central banks helped push developed market indexes to gains, but several emerging markets posted losses for the period.

Macroeconomic optimism seemed to fade as global growth slowed and worries rose.

Prior to and throughout the reporting period, concerns about the eurozone sovereign debt situation returned to center stage. Investors became increasingly concerned that Greece would default on its debt, a scenario that only seemed more likely as eurozone leaders began to openly discuss a “voluntary” haircut on Greek debt for private investors. Because many eurozone banks owned Greek debt and many U.S. banks had financial ties to eurozone banks, investors worried about the effects of such an event on the financial systems and on the global economy.

In October 2011, market participants turned their attention to the debt burdens of Italy—which, like the U.S., also had its credit rating downgraded by Standard & Poor’s—because even though it had a relatively modest budget deficit, it had a high amount of outstanding debt and a stagnant economy. French banks were heavily exposed to Italian debt, so Italy’s woes led to fears of a state bailout of French banks and a resulting increase in France’s expenditures.

The Greek credit crisis was seemingly addressed in March 2012, when the Greek government came to an agreement with its creditors that allowed it to write down the principal on most of its bonds in exchange for increased financial austerity. The Greek agreement, combined with unprecedented support for eurozone banks by the European Central Bank (ECB), seemed to calm investor concerns, at least temporarily, and most developed markets—both in Europe and Asia—ended the period with gains. The potential for sovereign debt default had a negative effect on emerging markets, with indexes in major countries such as Brazil and India ending the period with losses. China was a notable exception, posting a gain.

The U.S. economy reported relatively solid news.

In contrast to worrisome data from the eurozone, U.S. economic data remained moderately positive. Reported gross domestic product (GDP) growth came in at a 1.8% annualized rate in the third quarter of 2011 and then accelerated to a 3.0% annualized rate in the fourth quarter. The initial estimate for GDP growth in the first quarter of 2012 came in at a 2.2% annualized rate, further supporting the case for economic recovery. In addition, the major banks appeared to have taken steps toward repairing their balance sheets; in March, the Federal Reserve (Fed) announced that 15 of the 19 major banks had passed a “stress test” in which the Fed attempted to gauge whether the banks could survive a severe recession that included a 50% drop in the stock market and a 21% percent decline in housing prices.

Letter to Shareholders	Wells Fargo Advantage Intrinsic World Equity Fund	3

Financial stocks rebounded and outperformed the broader market for the reporting period after the Fed released details of the stress test. Stocks generally rallied across the market as investors seemed to be increasingly confident that the U.S. would not return to recession.

Central banks continued to provide stimulus.

Throughout the reporting period, the Federal Open Market Committee kept its key interest rates effectively at zero in order to support the economy and financial system. In response to extreme market volatility and signs of a weakening economy, the Fed announced its intention to keep interest rates low until at least late 2014.

Likewise, the Bank of Japan voted in late April to keep its key policy rate in a range of 0.0% to 0.1%. The bank announced that it would expand its government bond purchases by 10 trillion yen ($123.8 billion), targeting a 1.0% inflation rate in an attempt to end the country’s multi-year deflation.

As of November 1, 2011, the ECB had a key rate of 1.50%, which it had increased from 1.0% in an attempt to keep inflation in check. Soon, in response to weakness in the southern European economies, the ECB lowered its key rate to 1.25% in early November 2011 and 1.0% in December 2011. The ECB also continued to provide virtually unlimited liquidity for banks, announcing a Long-Term Refinancing Operation in December through which it provided low-cost three-year loans to lenders.

We use time-tested investment strategies, even as many variables are at work in the market.

Elevated unemployment and debt defaults continue to pressure consumers and businesses alike. In our experience, strict adherence to time-tested investment strategies has its rewards. As a whole, Wells Fargo Advantage Funds represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, we believe it helps in managing risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our Web site at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

4	Wells Fargo Advantage Intrinsic World Equity Fund	Letter to Shareholders

Notice to Shareholders

The Board of Trustees for Wells Fargo Advantage Funds has unanimously approved the following modifications to certain net asset value (NAV) waiver privileges and commission schedules:

■	Effective May 1, 2012, automatic investment plan (AIP) purchases and proceeds received from systematic withdrawals will no longer qualify for NAV repurchase privileges.

■

Effective May 1, 2012, discretionary rights to waive the upfront commission for Class C and “jumbo” Class A share purchases will no longer be granted to broker/dealers. However, we will continue to waive the Class C shares contingent deferred sales charge for redemptions by employer-sponsored retirement plans where the dealer of record waived its commission at the time of purchase.

■

Effective July 31, 2012, NAV purchase privileges for former Evergreen Class IS and Class R shareholders are being modified to remove the ability to purchase Class A shares at NAV unless those shares are held directly with the Fund on or after July 31, 2012.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

Performance Highlights (Unaudited)	Wells Fargo Advantage Intrinsic World Equity Fund	5

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Metropolitan West Capital Management, LLC

PORTFOLIO MANAGERS

Gary Lisenbee

Jean-Baptiste Nadal, CFA

Jeffrey Peck

FUND INCEPTION

April 30, 1996

TEN LARGEST EQUITY HOLDINGS[1] (AS OF APRIL 30, 2012)
Enersis SA ADR	3.28%
eBay Incorporarted	3.24%
Apple Incorporated	3.20%
Samsung Electronics Company Limited	3.10%
The Home Depot Incorporated	2.96%
Oracle Corporation	2.91%
EMC Corporation	2.74%
Unilever NV	2.52%
Franklin Resources Incorporated	2.50%
JPMorgan Chase & Company	2.45%

SECTOR DISTRIBUTION[2] (AS OF APRIL 30, 2012)

1.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

2.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Intrinsic World Equity Fund	Performance Highlights (Unaudited)

AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF APRIL 30, 2012)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[5]
Class A (EWEAX)	04/30/1996	8.64	(1.18)	(0.52)	5.67	15.27	4.83	0.67	6.30	1.51%	1.41%
Class C (EWECX)	05/18/2007	13.85	3.07	(0.07)	5.51	14.85	4.07	(0.07)	5.51	2.26%	2.16%
Administrator Class (EWEIX)	05/18/2007					15.34	5.05	0.89	6.42	1.35%	1.16%
Institutional Class (EWENX)	07/30/2010					15.50	5.27	0.96	6.45	1.08%	0.96%
MSCI World Index (Net)[6]						7.54	(4.63)	(1.78)	4.96

*	Returns for periods of less than one year are not annualized.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s Web site – wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

3.	Historical performance shown for Class C shares prior to their inception reflects the performance of Class A shares, adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of Class A shares, and includes the higher expenses applicable to Class A shares. If these expenses had not been included, returns would be higher. Historical performance shown for all classes of the Fund prior to July 19, 2010 is based on the performance of the Fund’s predecessor, Evergreen Intrinsic World Equity Fund.

4.	Reflects the expense ratios as stated in the most recent prospectuses.

5.	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.40% for Class A, 2.15% for Class C, 1.15% for Administrator Class and 0.95% for Institutional Class. Without this cap, the Fund’s returns would have been lower.

6.	The Morgan Stanley Capital International World Index (Net) (the “MSCI World Index (Net)”) is a free float adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. You cannot invest directly in an index. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

Fund Expenses (Unaudited)	Wells Fargo Advantage Intrinsic World Equity Fund	7

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2011 to April 30, 2012.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11-01-2011	Ending Account Value 04-30-2012	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,152.75	$7.49	1.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.90	$7.02	1.40%
Class C
Actual	$1,000.00	$1,148.54	$11.49	2.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.17	$10.77	2.15%
Administrator Class
Actual	$1,000.00	$1,153.44	$6.16	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.14	$5.77	1.15%
Institutional Class
Actual	$1,000.00	$1,155.01	$5.09	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.14	$4.77	0.95%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

8	Wells Fargo Advantage Intrinsic World Equity Fund	Portfolio of Investments—April 30, 2012 (Unaudited)

Security Name	Shares	Value

Common Stocks: 96.93%

Chile: 3.28%
Enersis SA ADR (Utilities, Electric Utilities)	260,100	$5,272,227

France: 5.83%
L’Oreal SA (Consumer Staples, Household Products) (a)	28,000	3,368,711
Total SA (Energy, Oil, Gas & Consumable Fuels)	51,880	2,477,056
Total SA ADR (Energy, Oil, Gas & Consumable Fuels) «	18,300	880,413
Vivendi SA (Consumer Discretionary, Media)	143,000	2,643,423

		9,369,603

Germany: 2.33%
Adidas-Salomon AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	45,000	3,752,690

Israel: 2.36%
Teva Pharmaceutical Industries Limited ADR (Health Care, Pharmaceuticals)	83,000	3,796,420

Japan: 10.42%
77 Bank Limited (Financials, Commercial Banks)	439,000	1,759,519
Aeon Company Limited (Consumer Staples, Food & Staples Retailing) «	196,000	2,562,926
Kao Corporation (Consumer Staples, Personal Products)	95,800	2,576,185
Kao Corporation ADR (Consumer Staples, Personal Products) †	15,500	416,789
Komatsu Limited (Industrials, Machinery)	123,000	3,566,445
Komatsu Limited ADR (Industrials, Machinery) †	33,500	971,289
ORIX Corporation (Financials, Consumer Finance)	14,900	1,433,267
ORIX Corporation ADR (Financials, Consumer Finance) «†	21,000	1,001,490
TOTO Limited (Industrials, Building Products)	333,000	2,469,138

		16,757,048

Netherlands: 4.79%
European Aeronautic Defence & Space Company (Industrials, Aerospace & Defense)	92,695	3,659,539
Unilever NV (Consumer Staples, Food Products)	118,000	4,053,300

		7,712,839

Netherlands Antilles: 2.30%
Schlumberger Limited (Energy, Energy Equipment & Services)	50,000	3,707,000

Singapore: 2.26%
DBS Group Holdings Limited (Financials, Commercial Banks)	322,301	3,635,816

South Korea: 3.10%
Samsung Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	4,050	4,981,307

Spain: 1.03%
Banco Santander Central Hispano SA ADR (Financials, Commercial Banks)	261,000	1,652,130

Switzerland: 3.55%
Novartis AG ADR (Health Care, Pharmaceuticals) «	51,300	2,830,221
Transocean Limited (Energy, Energy Equipment & Services)	57,000	2,872,230

		5,702,451

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—April 30, 2012 (Unaudited)	Wells Fargo Advantage Intrinsic World Equity Fund	9

Security Name		Shares	Value

Taiwan: 1.70%
Cathay Financial Holding Company Limited (Financials, Insurance)		1,088,000	$1,151,007
China Trust Financial Holding Company Limited (Financials, Commercial Banks)		2,483,577	1,585,796

			2,736,803

United Kingdom: 7.71%
Diageo plc (Consumer Staples, Beverages)		93,000	2,340,919
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)		82,879	2,947,826
Standard Chartered plc (Financials, Commercial Banks)		133,701	3,267,769
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)		1,390,000	3,846,191

			12,402,705

United States: 46.27%
Abbott Laboratories (Health Care, Pharmaceuticals)		57,600	3,574,656
Apple Incorporated (Information Technology, Computers & Peripherals) †		8,800	5,141,312
Baxter International Incorporated (Health Care, Health Care Equipment & Supplies)		62,500	3,463,125
Charles Schwab Corporation (Financials, Capital Markets)		237,000	3,389,100
Dow Chemical Company (Materials, Chemicals)		94,873	3,214,297
eBay Incorporated (Information Technology, Internet Software & Services) †		127,000	5,213,350
Eli Lilly & Company (Health Care, Pharmaceuticals)		52,800	2,185,392
EMC Corporation (Information Technology, Computers & Peripherals) †		156,465	4,413,878
Franklin Resources Incorporated (Financials, Capital Markets)		32,000	4,016,320
Hess Corporation (Energy, Oil, Gas & Consumable Fuels)		29,000	1,512,060
JPMorgan Chase & Company (Financials, Diversified Financial Services)		91,500	3,932,670
Northrop Grumman Corporation (Industrials, Aerospace & Defense)		49,550	3,135,524
NVR Incorporated (Consumer Discretionary, Household Durables) †		4,550	3,566,927
Oracle Corporation (Information Technology, Software)		159,000	4,673,010
PepsiCo Incorporated (Consumer Staples, Beverages) «		51,000	3,366,000
QUALCOMM Incorporated (Information Technology, Communications Equipment)		48,500	3,096,240
SPX Corporation (Industrials, Machinery)		43,500	3,339,930
SunTrust Banks Incorporated (Financials, Commercial Banks)		67,000	1,626,760
Texas Instruments Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)		109,500	3,497,430
The Home Depot Incorporated (Consumer Discretionary, Specialty Retail)		92,000	4,764,680
Visa Incorporated Class A (Information Technology, IT Services) «		26,767	3,291,807

			74,414,468

Total Common Stocks (Cost $133,155,309)			155,893,507

	Yield
Short-Term Investments: 6.22%

Investment Companies: 6.22%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.11%	3,286,345	3,286,345
Wells Fargo Securities Lending Cash Investments, LLC (r)(l)(u)(v)	0.19	6,717,815	6,717,815

Total Short-Term Investments (Cost $10,004,160)			10,004,160

Total Investments in Securities
(Cost $143,159,469) *	103.15%	165,897,667
Other Assets and Liabilities, Net	(3.15)	(5,060,973)

Total Net Assets	100.00%	$160,836,694

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Intrinsic World Equity Fund	Portfolio of Investments—April 30, 2012 (Unaudited)

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

«	All or a portion of this security is on loan.

†	Non-income earning security.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $143,590,721 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$30,051,064
Gross unrealized depreciation	(7,744,118)

Net unrealized appreciation	$22,306,946

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities—April 30, 2012 (Unaudited)	Wells Fargo Advantage Intrinsic World Equity Fund	11

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$155,893,507
In affiliated securities, at value (see cost below)	10,004,160

Total investments, at value (see cost below)	165,897,667
Foreign currency, at value (see cost below)	1,743
Receivable for investments sold	1,618,359
Receivable for Fund shares sold	46,108
Receivable for dividends	444,724
Receivable for securities lending income	1,050
Prepaid expenses and other assets	58,123

Total assets	168,067,774

Liabilities
Payable for Fund shares redeemed	283,635
Payable upon receipt of securities loaned	6,717,815
Advisory fee payable	94,743
Distribution fees payable	4,921
Due to other related parties	41,808
Accrued expenses and other liabilities	88,158

Total liabilities	7,231,080

Total net assets	$160,836,694

NET ASSETS CONSIST OF
Paid-in capital	$159,747,837
Undistributed net investment income	355,034
Accumulated net realized losses on investments	(22,029,743)
Net unrealized gains on investments	22,763,566

Total net assets	$160,836,694

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$151,120,928
Shares outstanding – Class A	8,494,576
Net asset value per share – Class A	$17.79
Maximum offering price per share – Class A2	$18.88
Net assets – Class C	$7,792,175
Shares outstanding – Class C	450,794
Net asset value per share – Class C	$17.29
Net assets – Administrator Class	$1,897,675
Shares outstanding – Administrator Class	107,129
Net asset value per share – Administrator Class	$17.71
Net assets – Institutional Class	$25,916
Shares outstanding – Institutional Class	1,461
Net asset value per share – Institutional Class	$17.74

Investments in unaffiliated securities, at cost	$133,155,309

Investments in affiliated securities, at cost	$10,004,160

Total investments, at cost	$143,159,469

Securities on loan, at value	$6,533,299

Foreign currency, at cost	$1,711

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Intrinsic World Equity Fund	Statement of Operations—Six Months Ended April 30, 2012 (Unaudited)

Investment income
Dividends*	$1,600,257
Securities lending income, net	20,845
Income from affiliated securities	3,419

Total investment income	1,624,521

Expenses
Advisory fee	607,062
Administration fees
Fund level	37,941
Class A	185,257
Class C	9,307
Administrator Class	920
Institutional Class	105
Shareholder servicing fees
Class A	178,131
Class C	8,949
Administrator Class	2,051
Distribution fees
Class C	26,847
Custody and accounting fees	31,711
Professional fees	21,762
Registration fees	19,815
Shareholder report expenses	22,714
Trustees’ fees and expenses	2,351
Other fees and expenses	2,520

Total expenses	1,157,443
Less: Fee waivers and/or expense reimbursements	(71,126)

Net expenses	1,086,317

Net investment income	538,204

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses on investments	(944,668)
Net change in unrealized gains (losses) on investments	17,825,086

Net realized and unrealized gains (losses) on investments	16,880,418

Net increase in net assets resulting from operations	$17,418,622

* Net of foreign dividend withholding taxes of	$79,472

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Intrinsic World Equity Fund	13

	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31, 2011

Operations
Net investment income		$538,204		$850,957
Net realized gains (losses) on investments		(944,668)		1,179,491
Net change in unrealized gains (losses) on investments		17,825,086		5,097,487

Net increase in net assets resulting from operations		17,418,622		7,127,935

Distributions to shareholders from
Net investment income
Class A		(981,690)		(725,936)
Class C		(39,737)		(373)
Administrator Class		(19,766)		(2,809)
Institutional Class		(6,171)		(111)

Total distributions to shareholders		(1,047,364)		(729,229)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	157,620	2,702,542	84,447	1,376,131
Class C	28,148	435,159	251	3,657
Administrator Class	10,663	184,652	21,884	343,780
Institutional Class	36	550	1,726	26,558

		3,322,903		1,750,126

Reinvestment of distributions
Class A	63,734	936,881	45,264	697,063
Class C	2,512	36,002	19	292
Administrator Class	1,170	17,126	178	2,730
Institutional Class	422	6,171	7	111

		996,180		700,196

Payment for shares redeemed
Class A	(669,238)	(11,037,561)	(1,156,847)	(18,340,419)
Class C	(29,792)	(463,214)	(34,297)	(506,243)
Administrator Class	(32,669)	(535,232)	(12,502)	(188,511)
Institutional Class	(35,885)	(586,026)	(1,541)	(22,290)

		(12,622,033)		(19,057,463)

Net asset value of shares issued in acquisition
Class A	0	0	3,298,824	48,918,412
Class C	0	0	443,920	6,421,012
Administrator Class	0	0	108,840	1,609,604
Institutional Class	0	0	35,971	532,474

		0		57,481,502

Net increase (decrease) in net assets resulting from capital share transactions		(8,302,950)		40,874,361

Net increase from regulatory settlement		4,292,515		0

Total increase in net assets		12,360,823		47,273,067

Net assets
Beginning of period		148,475,871		101,202,804

End of period		$160,836,694		$148,475,871

Undistributed net investment income		$355,034		$864,194

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Intrinsic World Equity Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31,					Year Ended December 31, 2006[3]
Class A		2011	2010[1]	2009[1]	2008[1]	2007[2],[3]
Net asset value, beginning of period	$15.55	$15.06	$13.27	$13.76	$24.23	$26.61	$23.65
Net investment income	0.07	0.12 [4]	0.12	0.09 [4]	0.29	0.17 [4]	0.17 [4]
Net realized and unrealized gains (losses) on investments	1.83	0.48	1.78	1.89	(9.55)	2.29	3.62

Total from investment operations	1.90	0.60	1.90	1.98	(9.26)	2.46	3.79
Distributions to shareholders from
Net investment income	(0.11)	(0.11)	(0.11)	(0.24)	(0.13)	0.00	(0.16)
Net realized gains	0.00	0.00	0.00	(2.23)	(1.08)	(4.84)	(0.67)

Total distributions to shareholders	(0.11)	(0.11)	(0.11)	(2.47)	(1.21)	(4.84)	(0.83)
Regulatory settlement proceeds	0.45	0.00	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$17.79	$15.55	$15.06	$13.27	$13.76	$24.23	$26.61
Total return[5]	15.27%[6]	4.00%	14.43%	20.29%	(40.11)%	10.42%	16.02%
Ratios to average net assets (annualized)
Gross expenses	1.49%	1.50%	1.53%	1.57%	1.36%	1.24%	1.29%
Net expenses	1.40%	1.40%	1.46%	1.57%	1.36%	1.24%	1.29%
Net investment income	0.74%	0.79%	0.75%	0.77%	1.04%	0.78%	0.66%
Supplemental data
Portfolio turnover rate	19%	12%	11%	16%	44%	66%	21%
Net assets, end of period (000’s omitted)	$151,121	$139,100	$100,460	$103,995	$107,210	$279,146	$457,035

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Intrinsic World Equity Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class A of Evergreen Intrinsic World Equity Fund.

2.	For the ten months ended October 31, 2007. The Fund changed its fiscal year end from December 31 to October 31, effective October 31, 2007.

3.	After the close of business on May 18, 2007, the Fund’s predecessor, Evergreen Intrinsic World Equity Fund, acquired the net assets of Atlas Global Growth Fund (“Atlas Fund”). Atlas Fund was the accounting and performance survivor in the transaction. The information for the periods prior to May 21, 2007 is that of Atlas Fund.

4.	Calculated based upon average shares outstanding

5.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

6.	During the six months ended April 30, 3012, the Fund received a regulatory settlement from an unaffiliated third party which had an impact of 2.98% on the total return.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Intrinsic World Equity Fund	15

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31,
Class C		2011	2010[1]	2009[1]	2008[1]	2007[1],[2]
Net asset value, beginning of period	$15.15	$14.68	$12.96	$13.58	$24.14	$28.59
Net investment income (loss)	(0.00)[3]	(0.01)[4]	0.07	(0.03)[4]	(0.03)[4]	(0.10)[4]
Net realized and unrealized gains (losses) on investments	1.79	0.49	1.69	1.87	(9.28)	0.49

Total from investment operations	1.79	0.48	1.76	1.84	(9.31)	0.39
Distributions to shareholders from
Net investment income	(0.09)	(0.01)	(0.04)	(0.23)	(0.17)	0.00
Net realized gains	0.00	0.00	0.00	(2.23)	(1.08)	(4.84)

Total distributions to shareholders	(0.09)	(0.01)	(0.04)	(2.46)	(1.25)	(4.84)
Regulatory settlement proceeds	0.44	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$17.29	$15.15	$14.68	$12.96	$13.58	$24.14
Total return[5]	14.85%[6]	3.27%	13.58%	19.35%	(40.55)%	2.44%
Ratios to average net assets (annualized)
Gross expenses	2.24%	2.20%	2.28%	2.33%	2.21%	2.05%
Net expenses	2.15%	2.15%	2.21%	2.33%	2.21%	2.05%
Net investment income (loss)	(0.02)%	(0.05)%	0.04%	(0.28)%	(0.19)%	(0.92)%
Supplemental data
Portfolio turnover rate	19%	12%	11%	16%	44%	66%
Net assets, end of period (000’s omitted)	$7,792	$6,817	$588	$427	$154	$14

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Intrinsic World Equity Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class C of Evergreen Intrinsic World Equity Fund.

2.	For the period from May 18, 2007 (commencement of class operations) to October 31, 2007.

3.	Amount shown is less than 0.005

4.	Calculated based upon average shares outstanding

5.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

6.	During the six months ended April 30, 3012, the Fund received a regulatory settlement from an unaffiliated third party which had an impact of 2.92% on the total return.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Intrinsic World Equity Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31,
Administrator Class		2011	2010[1]	2009[1]	2008[1]	2007[1],[2]
Net asset value, beginning of period	$15.52	$15.02	$13.23	$13.76	$24.26	$28.59
Net investment income	0.08 [3]	0.15 [3]	0.15 [3]	0.15 [3]	0.38 [3]	0.01
Net realized and unrealized gains (losses) on investments	1.82	0.49	1.78	1.85	(9.60)	0.50

Total from investment operations	1.90	0.64	1.93	2.00	(9.22)	0.51
Distributions to shareholders from
Net investment income	(0.16)	(0.14)	(0.14)	(0.30)	(0.20)	0.00
Net realized gains	0.00	0.00	0.00	(2.23)	(1.08)	(4.84)

Total distributions to shareholders	(0.16)	(0.14)	(0.14)	(2.53)	(1.28)	(4.84)
Regulatory settlement proceeds	0.45	0.00	0.00	0.00	0.00	0.00
Net asset value, end of period	$17.71	$15.52	$15.02	$13.23	$13.76	$24.26
Total return[4]	15.34%[5]	4.27%	14.72%	20.60%	(40.01)%	2.89%
Ratios to average net assets (annualized)
Gross expenses	1.31%	1.30%	1.29%	1.31%	1.01%	1.05%
Net expenses	1.15%	1.15%	1.21%	1.31%	1.01%	1.05%
Net investment income	0.97%	0.99%	1.06%	1.33%	1.70%	0.12%
Supplemental data
Portfolio turnover rate	19%	12%	11%	16%	44%	66%
Net assets, end of period (000’s omitted)	$1,898	$1,986	$144	$161	$1,567	$71,656

1.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Intrinsic World Equity Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class I of Evergreen Intrinsic World Equity Fund.

2.	For the period from May 18, 2007 (commencement of class operations) to October 31, 2007.

3.	Calculated based upon average shares outstanding

4.	Returns for periods of less than one year are not annualized.

5.	During the six months ended April 30, 3012, the Fund received a regulatory settlement from an unaffiliated third party which had an impact of 2.93% on the total return.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Intrinsic World Equity Fund	17

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31,
Institutional Class		2011	2010[1]
Net asset value, beginning of period	$15.54	$15.02	$13.80
Net investment income	0.09 [2]	0.16	0.03 [2]
Net realized and unrealized gains (losses) on investments	1.83	0.51	1.19

Total from investment operations	1.92	0.67	1.22
Distributions to shareholders from
Net investment income	(0.17)	(0.15)	0.00
Regulatory settlement proceeds	0.45	0.00	0.00
Net asset value, end of period	$17.74	$15.54	$15.02
Total return[3]	15.50%[4]	4.50%	8.84%
Ratios to average net assets (annualized)
Gross expenses	1.07%	1.00%	1.23%
Net expenses	0.95%	0.95%	0.95%
Net investment income	1.12%	1.12%	0.91%
Supplemental data
Portfolio turnover rate	19%	12%	11%
Net assets, end of period (000’s omitted)	$26	$573	$11

1.	For the period from July 30, 2010 (commencement of class operations) to October 31, 2010.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

4.	During the six months ended April 30, 3012, the Fund received a regulatory settlement from an unaffiliated third party which had an impact of 2.93% on the total return.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Intrinsic World Equity Fund	Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Intrinsic World Equity Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. As a result of the fair value pricing procedures, these securities which are normally categorized as Level 1 in the fair value hierarchy will represent a transfer from a Level 1 to a Level 2 security and will be categorized as Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. On April 30, 2012, fair value pricing was not used in pricing foreign securities.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued prices are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. The securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Intrinsic World Equity Fund	19

pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

20	Wells Fargo Advantage Intrinsic World Equity Fund	Notes to Financial Statements (Unaudited)

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years which began after December 22, 2010 for an unlimited period. However, any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than be considered all short-term as under previous law. In addition, the Fund may elect to defer any portion of a post-October capital loss or qualified late-year ordinary loss to the first day of the following taxable year. A post-October capital loss is the greatest of the net capital loss, net short-term capital loss or net long-term capital loss for the portion of the taxable year after October 31. A qualified late-year ordinary loss is the net loss comprised of (a) net gain or loss from the sale or other disposition of capital assets for the portion of the taxable year after October 31, and (b) other ordinary income or loss for the portion of the taxable year after December 31.

As of October 31, 2011, the Fund had net capital loss carryforwards, which were available to offset future net realized capital gains, in the amount of $20,899,478 with $6,606,078 expiring in 2016, $13,020,395 expiring in 2017 and $1,273,005 expiring in 2018.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Intrinsic World Equity Fund	21

As of April 30, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$151,136,718	$4,756,789	$0	$155,893,507
Short-term investments
Investment companies	3,286,345	6,717,815	0	10,004,160
	$154,423,063	$11,474,604	$0	$165,897,667

Further details on the major security types listed above can be found in the Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended April 30, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.80% and declining to 0.65% as the average daily net assets of the Fund increase. For the six months ended April 30, 2012, the advisory fee was equivalent to an annual rate of 0.80% of the Fund’s average daily net assets.

Funds Management has retained the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by Funds Management and do not increase the overall fees paid by the Fund. Metropolitan West Capital Management, LLC, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.35% and declining to 0.20% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Class A, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.40% for Class A, 2.15% for Class C, 1.15% for Administrator Class and 0.95% for Institutional Class.

22	Wells Fargo Advantage Intrinsic World Equity Fund	Notes to Financial Statements (Unaudited)

Distribution fees

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

For the six months ended April 30, 2012, Wells Fargo Funds Distributor, LLC received $3,521 from the sale of Class A shares and $24 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations (if any) and short-term securities, for the six months ended April 30, 2012 were $28,123,337 and $27,867,757, respectively.

6. ACQUISITION

After the close of business on August 26, 2011, the Fund acquired the net assets of Wells Fargo Disciplined Global Equity Fund. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. Shareholders holding Class A, Class C, Administrator Class and Institutional Class shares of Wells Fargo Advantage Disciplined Global Equity Fund received Class A, Class C, Administrator Class and Institutional Class shares, respectively, of the Fund in the reorganization. The acquisition was accomplished by a tax-free exchange of all of the shares of Wells Fargo Advantage Disciplined Global Equity Fund for 3,887,555 shares of the Fund valued at $57,481,502 at an exchange ratio of 0.82, 0.78, 0.85, and 0.85 for Class A, Class C, Administrator Class and Institutional Class shares, respectively. The investment portfolio of Wells Fargo Advantage Disciplined Global Equity Fund with a fair value of $57,387,480, identified cost of $55,845,635 and unrealized gains of $1,541,845 at August 26, 2011 were the principal assets acquired by the Fund. The aggregate net assets of Wells Fargo Advantage Disciplined Global Equity Fund and the Fund immediately prior to the acquisition were $57,481,502 and $87,382,768, respectively. The aggregate net assets of the Fund immediately after the acquisition were $144,864,270. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Wells Fargo Advantage Disciplined Global Equity Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed November 1, 2010, the beginning of the annual reporting period for the Fund, the pro forma results of operations for the year ended October 31, 2011 would have been:

Net investment income	$1,670,163
Net realized and unrealized gains on investments	$1,943,474
Net increase in net assets resulting from operations	$3,613,637

7. REGULATORY SETTLEMENT PROCEEDS

During the six months ended April 30, 2012, the Fund received proceeds from an unaffiliated third party in a regulatory settlement with the SEC involving marketing timing of mutual funds. The proceeds received are reflected as an increase to paid-in capital in the accompanying financial statements.

8. BANK BORROWINGS

The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Intrinsic World Equity Fund	23

that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended April 30, 2012, the Fund paid $175 in commitment fees.

For the six months ended April 30, 2012, there were no borrowings by the Fund under the agreement.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

In May 2011, FASB issued ASU No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. Management expects that adoption of the ASU will result in additional disclosures in the financial statements, as applicable.

In April 2011, FASB issued ASU No. 2011-03 Reconsideration of Effective Control for Repurchase Agreements. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management has evaluated the impact of adopting the ASU and expects no significant changes.

24	Wells Fargo Advantage Intrinsic World Equity Fund	Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargoadvantagefunds.com, or visiting the SEC Web site at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at wellsfargoadvantagefunds.com or by visiting the SEC Web site at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other Information (Unaudited)	Wells Fargo Advantage Intrinsic World Equity Fund	25

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 137 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

26	Wells Fargo Advantage Intrinsic World Equity Fund	Other Information (Unaudited)

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at wellsfargoadvantagefunds.com.

Other Information (Unaudited)	Wells Fargo Advantage Intrinsic World Equity Fund	27

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in person meeting held on March 29-30, 2012 (the “Meeting”), the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage Intrinsic World Equity Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Metropolitan West Capital Management, LLC (“MetWest”) for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with MetWest are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and MetWest and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

In providing information to the Board, Funds Management was guided by a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf at the start of the Board’s annual contract renewal process earlier in 2012. In approving the Advisory Agreements, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee likely attributed different weights to various factors.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and MetWest under the Advisory Agreements. The Board also received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and MetWest, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and MetWest. In addition, the Board took into account the administrative services provided to the Fund by Funds Management and its affiliates.

The Board’s decision to approve the continuation of the Advisory Agreements was based on a comprehensive evaluation of all of the information provided to it. In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and MetWest about various topics, including Funds Management’s oversight of service providers. The above factors, together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Board in concluding that the nature, extent and quality of the investment advisory services provided to the Fund by Funds Management and MetWest supported the re-approval of the Advisory Agreements. Although the Board considered the continuation of the Advisory Agreements for the Fund as part of the larger process of considering the continuation of the advisory agreements for all of the funds in the complex, its decision to continue the Advisory Agreements for the Fund was ultimately made on a fund-by-fund basis.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2011. The Board also considered these results in comparison to the median performance of a universe of relevant funds (the “Universe”) that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund, and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The

28	Wells Fargo Advantage Intrinsic World Equity Fund	Other Information (Unaudited)

Board received a description of the methodology used by Lipper to select the mutual funds in the Universe. The Board noted that the performance of the Fund was higher than or in range of the median performance of the Universe for all periods under review. The Board also noted that the performance of the Fund was higher than or in range of its benchmark, the Lipper Global Large-Cap Core Funds Index, for the periods under review.

As part of its review, the Board received a report that noted that the Fund underwent changes to its portfolio management team in 2011, although Funds Management does not anticipate any changes to the investment process for the Fund. The Board was satisfied that Funds Management was appropriately monitoring the Fund’s investment performance.

The Board received and considered information regarding the Fund’s contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an “Expense Group”) that was determined by Lipper to be similar to the Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in the Fund’s Expense Group. The Board noted that the net operating expense ratios of the Fund were lower than or in range of the Fund’s Expense Group’s median net operating expense ratios.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements for the Fund.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rate that is payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rate”), both on a stand-alone basis and on a combined basis with the Fund’s administration fee rate. The Board took into account the separate administrative and other services covered by the administration fee rate. The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Funds Management to MetWest for investment sub-advisory services (the “Sub-Advisory Agreement Rate”). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rate and considered the Advisory Agreement Rate after taking the waivers/caps into account (the “Net Advisory Rate”).

The Board received and considered information comparing the Advisory Agreement Rate and Net Advisory Rate with those of other funds in the Fund’s Expense Group median. The Board noted that the Advisory Agreement Rate for the Fund was in range of the median rate for its Expense Group, except for the Class A. The Board also noted that the Net Advisory Rate for the Fund was in range of the median rate for its Expense Group, except for Class A and Institutional Class. The Board noted that Funds Management proposed to extend contractual fee cap arrangements for the Fund designed to lower the fund’s expenses until February 28, 2014.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to MetWest for sub-advisory services. The Board also considered this amount in comparison to the median amount paid by a sub-advised expense Universe that was determined by Lipper to be similar to the Fund.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and MetWest to other types of clients. In this regard, the Board received information about differences between the services, and the compliance, reporting, and other legal burdens and risks of providing investment advice to mutual funds and those associated with providing advice to non-mutual fund clients such as collective funds or institutional separate accounts.

The Board determined that the Advisory Agreement Rate for the Fund, both with and without an administration fee rate and before and after waivers, was reasonable in light of the Fund’s Expense Group information, the net expense ratio commitments, the services covered by the Advisory Agreements and other information provided. The Board also reviewed and considered the Sub-Advisory Agreement Rate and concluded that the Sub-Advisory Agreement Rate was reasonable in light of the services covered by the sub-advisory agreement, the sub-advised expense information provided by Lipper, and other information provided.

Other Information (Unaudited)	Wells Fargo Advantage Intrinsic World Equity Fund	29

Profitability

The Board received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to the collective Wells Fargo businesses that provide services to the Fund. It considered that the information provided to it was necessarily estimated, and that the profitability information provided to it, especially on a fund-by-fund basis, did not necessarily provide a precise tool for evaluating the appropriateness of the Fund’s Advisory Agreement Rate in isolation. It noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on, among other things, the size and type of fund. The Board concluded that the profitability reported by Funds Management was not unreasonable.

The Board did not consider separate profitability information with respect to MetWest, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee structure, which operate generally to reduce the effective Advisory Agreement Rate of the Fund (as a percentage of Fund assets) as the Fund grows in size. It considered that, as a fund shrinks in size, breakpoints conversely result in increasing fee levels. The Board noted that it would have on-going opportunities to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward sharing economies of scale, if any, with the Fund. However, the Board acknowledged the inherent limitations of any analysis of an investment adviser’s economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board’s understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Other benefits to Funds Management and MetWest

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates and MetWest as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and MetWest with the Fund and benefits potentially derived from an increase in Funds Management’s and MetWest’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates or MetWest).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized and any benefits that may be realized by using an affiliated broker.

Other factors and broader review

The Board also considered the markets for distribution of the Fund’s shares, including the channels through which the Fund’s shares are offered and sold. The Board noted that the Fund is part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Board reviews detailed materials received from Funds Management and MetWest annually as part of the re-approval process under Section 15 of the 1940 Act and also reviews and assesses information about the quality of the services that the Fund receives throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

30	Wells Fargo Advantage Intrinsic World Equity Fund	List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Agreement
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPA	— Standby Purchase Agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate Trading of Registered Interest and Principal Securities
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

209725 06-12 SA241/SAR241 4-12

Wells Fargo Advantage

Intrinsic Small Cap Value Fund

Semi-Annual Report

April 30, 2012

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of April 30, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $211 billion in assets under management, as of April 30, 2012.

Equity Funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Equity Value Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
Capital Growth Fund	Growth Fund	Small Cap Opportunities Fund
Common Stock Fund	Index Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Equity Fund	Small Company Growth Fund
Discovery Fund†	International Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified International Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified Small Cap Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Emerging Markets Local Bond Fund	Omega Growth Fund	Utility and Telecommunications Fund
Endeavor Select Fund†
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Intrinsic Small Cap Value Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

The period was marked by continued concerns about the possible global economic effects of the ongoing European sovereign debt crisis that began in Greece and later spread to the larger economies of Italy and Spain.

In contrast to worrisome data from the eurozone, U.S. economic data remained moderately positive.

Dear Valued Shareholder:

We’re pleased to offer you this semi-annual report for the Wells Fargo Advantage Intrinsic Small Cap Value Fund for the six-month period that ended April 30, 2012. The period was marked by continued concerns about the possible global economic effects of the ongoing European sovereign debt crisis that began in Greece and later spread to the larger economies of Italy and Spain. However, relatively positive U.S. economic data resulted in most U.S. stock indexes posting gains for the period, with large-cap stocks modestly outperforming small-cap stocks.

Macroeconomic optimism seemed to fade as global growth slowed and worries rose.

Prior to and throughout the reporting period, concerns about the eurozone sovereign debt situation returned to center stage. Investors became increasingly concerned that Greece would default on its debt, a scenario that only seemed more likely as eurozone leaders began to openly discuss a “voluntary” haircut on Greek debt for private investors. Because many eurozone banks owned Greek debt and many U.S. banks had financial ties to eurozone banks, investors worried about the effects of such an event on the financial systems and on the global economy.

In October 2011, market participants turned their attention to the debt burdens of Italy—which, like the U.S., also had its credit rating downgraded by Standard & Poor’s—because even though it had a relatively modest budget deficit, it had a high amount of outstanding debt and a stagnant economy. French banks were heavily exposed to Italian debt, so Italy’s woes led to fears of a state bailout of French banks and a resulting increase in France’s expenditures.

The Greek credit crisis was seemingly addressed in March 2012, when the Greek government came to an agreement with its creditors that allowed it to write down the principal on most of its bonds in exchange for increased financial austerity. The Greek agreement, combined with unprecedented support for eurozone banks by the European Central Bank (ECB), seemed to calm investor concerns, at least temporarily, and most developed European markets ended the period with gains.

The U.S. economy reported relatively solid news.

In contrast to worrisome data from the eurozone, U.S. economic data remained moderately positive. Reported gross domestic product (GDP) growth came in at a 1.8% annualized rate in the third quarter of 2011 and then accelerated to a 3.0% annualized rate in the fourth quarter. The initial estimate for GDP growth in the first quarter of 2012 came in at a 2.2% annualized rate, further supporting the case for economic recovery. In addition, the major banks appeared to have taken steps toward repairing their balance sheets; in March, the Federal Reserve (Fed) announced that 15 of the 19 major banks had passed a “stress test” in which the Fed attempted to gauge whether the banks could survive a severe recession that included a 50% drop in the stock market and a 21% percent decline in housing prices.

Financial stocks rebounded and outperformed the broader market for the reporting period after the Fed released details of the stress test. Stocks generally rallied across the market as investors seemed to be increasingly confident that the U.S. would not return to recession.

Letter to Shareholders	Wells Fargo Advantage Intrinsic Small Cap Value Fund	3

Central banks continued to provide stimulus.

Throughout the reporting period, the Federal Open Market Committee kept its key interest rates effectively at zero in order to support the economy and financial system. In response to extreme market volatility and signs of a weakening economy, the Fed announced its intention to keep interest rates low until at least late 2014.

As of November 1, 2011, the ECB had a key rate of 1.50%, which it had increased from 1.0% in an attempt to keep inflation in check. Soon, in response to weakness in the southern European economies, the ECB lowered its key rate to 1.25% in early November 2011 and 1.0% in December 2011. The ECB also continued to provide virtually unlimited liquidity for banks, announcing a Long-Term Refinancing Operation in December through which it provided low-cost three-year loans to lenders.

We use time-tested investment strategies, even as many variables are at work in the market.

Elevated unemployment and debt defaults continue to pressure consumers and businesses alike. In our experience, strict adherence to time-tested investment strategies has its rewards. As a whole, Wells Fargo Advantage Funds represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, we believe it helps in managing risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our Web site at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

4	Wells Fargo Advantage Intrinsic Small Cap Value Fund	Letter to Shareholders

Notice to Shareholders

The Board of Trustees for Wells Fargo Advantage Funds has unanimously approved the following modifications to certain net asset value (NAV) waiver privileges and commission schedules:

■	Effective May 1, 2012, automatic investment plan (AIP) purchases and proceeds received from systematic withdrawals will no longer qualify for NAV repurchase privileges.

■

Effective May 1, 2012, discretionary rights to waive the upfront commission for Class C and “jumbo” Class A share purchases will no longer be granted to broker/dealers. However, we will continue to waive the Class C shares contingent deferred sales charge for redemptions by employer-sponsored retirement plans where the dealer of record waived its commission at the time of purchase.

■

Effective July 31, 2012, NAV purchase privileges for former Evergreen Class IS and Class R shareholders are being modified to remove the ability to purchase Class A shares at NAV unless those shares are held directly with the Fund on or after July 31, 2012.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

Performance Highlights (Unaudited)	Wells Fargo Advantage Intrinsic Small Cap Value Fund	5

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Metropolitan West Capital Management, LLC

PORTFOLIO MANAGERS

Alex Alvarez, CFA

Samir Sikka

FUND INCEPTION

March 28, 2002

TEN LARGEST EQUITY HOLDINGS[1] (AS OF APRIL 30, 2012)
Kar Auction Services Incorporated	3.03%
Cathay General Bancorporation	2.73%
Charles River Laboratories International Incorporated	2.68%
Zions Bancorporation	2.62%
Jabil Circuit Incorporated	2.55%
Aeropostale Incorporated	2.49%
Electronics For Imaging Incorporated	2.30%
E*TRADE Financial Corporation	2.29%
Jones Group Incorporated	2.24%
IDEX Corporation	2.24%

SECTOR DISTRIBUTION[2] (AS OF APRIL 30, 2012)

1.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

2.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Intrinsic Small Cap Value Fund	Performance Highlights (Unaudited)

AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF APRIL 30, 2012)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[5]
Class A (WFSMX)	03/31/2008	5.76	(11.00)	(2.53)	7.27	12.23	(5.57)	(1.37)	7.91	1.45%	1.45%
Class C (WSCDX)	03/31/2008	10.76	(7.35)	(2.10)	7.25	11.76	(6.35)	(2.10)	7.25	2.20%	2.20%
Administrator Class (WFSDX)	04/08/2005					12.39	(5.34)	(1.13)	8.14	1.29%	1.21%
Institutional Class (WFSSX)	04/08/2005					12.43	(5.18)	(0.92)	8.28	1.02%	1.01%
Investor Class (SCOVX)	03/28/2002					12.12	(5.67)	(1.42)	7.88	1.52%	1.50%
Russell 2000® Value Index[6]						11.47	(4.06)	(0.49)	6.07

*	Returns for periods of less than one year are not annualized.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s Web site – wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). Consult the Fund’s prospectus for additional information on these and other risks.

3.	Prior to June 1, 2010, the Fund was named Wells Fargo Advantage Small Cap Disciplined Fund. Metropolitan West Capital Management, LLC replaced Wells Capital Management as a sub-adviser for the Fund effective June 1, 2010. Accordingly, performance figures shown prior to June 1, 2010 do not reflect the principal investment strategies or performance of Metropolitan West Capital Management, LLC. Historical performance shown for Class A, the Administrator Class and the Institutional Class shares prior to their inception reflects the performance of the Investor Class shares, and includes the higher expenses applicable to the Investor Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Class C shares prior to their inception reflects the performance of the Investor Class shares, adjusted to reflect the higher expenses applicable to Class C shares.

4.	Reflects the expense ratios as stated in the most recent prospectuses.

5.	The Adviser has committed through February 28, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.45% for Class A, 2.20% for Class C, 1.20% for Administrator Class, 1.00% for Institutional Class and 1.49% for Investor Class. Without this cap, the Fund’s returns would have been lower.

6.	The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

Fund Expenses (Unaudited)	Wells Fargo Advantage Intrinsic Small Cap Value Fund	7

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2011 to April 30, 2012.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11-01-2011	Ending Account Value 04-30-2012	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,122.33	$7.65	1.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.65	$7.27	1.45%
Class C
Actual	$1,000.00	$1,117.65	$11.58	2.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,013.92	$11.02	2.20%
Administrator Class
Actual	$1,000.00	$1,123.94	$6.34	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	$6.02	1.20%
Institutional Class
Actual	$1,000.00	$1,124.30	$5.28	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.89	$5.02	1.00%
Investor Class
Actual	$1,000.00	$1,121.23	$7.86	1.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.45	$7.47	1.49%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

8	Wells Fargo Advantage Intrinsic Small Cap Value Fund	Portfolio of Investments—April 30, 2012 (Unaudited)

Security Name	Shares	Value

Common Stocks: 92.31%

Consumer Discretionary: 17.15%

Automobiles: 1.65%
Thor Industries Incorporated «	51,000	$1,725,330

Hotels, Restaurants & Leisure : 2.95%
P.F. Chang’s China Bistro Incorporated «	56,500	2,242,485
Six Flags Entertainment Corporation	17,500	838,425

		3,080,910

Household Durables: 0.70%
Ethan Allen Interiors Incorporated «	31,500	730,800

Specialty Retail: 8.47%
Aeropostale Incorporated †	117,500	2,606,150
Ascena Retail Group Incorporated †	83,000	1,699,840
Group 1 Automotive Incorporated «	22,500	1,302,300
JoS. A. Bank Clothiers Incorporated «†	29,500	1,402,725
OfficeMax Incorporated «†	398,000	1,850,700

		8,861,715

Textiles, Apparel & Luxury Goods: 3.38%
Carter Incorporated «†	22,000	1,194,600
Jones Group Incorporated	208,500	2,339,370

		3,533,970

Consumer Staples: 2.96%

Food Products: 2.96%
J & J Snack Foods Corporation «	21,000	1,177,260
Post Holdings Incorporated †	11,875	353,281
Ralcorp Holdings Incorporated	21,500	1,565,415

		3,095,956

Energy: 2.51%

Energy Equipment & Services: 2.51%
Dril-Quip Incorporated «†	14,000	943,460
Oceaneering International Incorporated	15,500	800,265
Tetra Technologies Incorporated «†	101,000	879,710

		2,623,435

Financials: 24.65%

Capital Markets: 6.62%
E*TRADE Financial Corporation †	225,000	2,391,750
Eaton Vance Corporation «	71,500	1,880,450
Janus Capital Group Incorporated «	126,000	955,080
Stifel Financial Corporation «†	46,500	1,693,530

		6,920,810

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—April 30, 2012 (Unaudited)	Wells Fargo Advantage Intrinsic Small Cap Value Fund	9

Security Name	Shares	Value

Commercial Banks: 12.63%
Associated Banc-Corp «	158,500	$2,112,805
Cathay General Bancorp «	165,500	2,849,910
CVB Financial Corporation	164,500	1,903,265
Glacier Bancorp Incorporated «	124,000	1,847,600
Hancock Holding Company «	54,500	1,753,810
Zions Bancorporation «	134,500	2,742,455

		13,209,845

Insurance: 3.22%
Horace Mann Educators Corporation	92,500	1,623,375
Stancorp Financial Group Incorporated «	45,500	1,746,290

		3,369,665

Real Estate Management & Development: 2.18%
Jones Lang LaSalle Incorporated	28,500	2,278,290

Health Care: 9.55%

Health Care Equipment & Supplies: 2.22%
Steris Corporation	74,000	2,324,340

Health Care Providers & Services: 1.51%
AMN Healthcare Services Incorporated †	234,600	1,574,166

Life Sciences Tools & Services: 5.82%
Bio-Rad Laboratories Incorporated †	15,000	1,619,850
Charles River Laboratories International Incorporated †	79,000	2,806,870
Covance Incorporated «†	35,500	1,659,980

		6,086,700

Industrials: 21.28%

Air Freight & Logistics: 0.68%
Forward Air Corporation «	21,000	709,380

Commercial Services & Supplies: 7.89%
Kar Auction Services Incorporated †	187,500	3,450,000
Resources Connection Incorporated «	145,500	1,888,590
Schawk Incorporated «	78,500	1,057,395
School Specialty Incorporated †	132,000	431,640
United Stationers Incorporated «	50,000	1,418,000

		8,245,625

Construction & Engineering: 2.89%
Emcor Group Incorporated	52,500	1,539,300
Pike Electric Corporation †	181,000	1,487,820

		3,027,120

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Intrinsic Small Cap Value Fund	Portfolio of Investments—April 30, 2012 (Unaudited)

Security Name	Shares	Value

Machinery: 6.65%
IDEX Corporation	54,000	$2,338,740
Trinity Industries Incorporated	60,000	1,776,000
Wabtec Corporation	22,500	1,750,050
Watts Water Technologies Incorporated «	29,500	1,086,190

		6,950,980

Professional Services: 1.35%
Korn/Ferry International «†	87,500	1,413,125

Road & Rail: 1.82%
Landstar System Incorporated	35,500	1,901,735

Information Technology: 10.70%

Communications Equipment: 1.01%
Plantronics Incorporated	27,500	1,053,800

Computers & Peripherals: 4.05%
Avid Technology Incorporated «†	211,500	1,837,935
Electronics For Imaging Incorporated †	134,500	2,400,825

		4,238,760

Electronic Equipment, Instruments & Components: 2.54%
Jabil Circuit Incorporated «	113,500	2,661,575

Internet Software & Services: 2.46%
DealerTrack Holdings Incorporated «†	36,500	1,088,795
WebMD Health Corporation †	65,000	1,478,750

		2,567,545

Semiconductors & Semiconductor Equipment: 0.64%
ATMI Incorporated «†	32,000	672,320

Materials: 1.25%

Construction Materials: 1.25%
Texas Industries Incorporated «	39,000	1,310,790

Telecommunication Services: 0.68%

Diversified Telecommunication Services: 0.68%
General Communication Incorporated Class A «†	93,000	706,800

Utilities: 1.58%

Electric Utilities: 1.58%
Westar Energy Incorporated	57,500	1,649,675

Total Common Stocks (Cost $85,384,420)		96,525,162

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—April 30, 2012 (Unaudited)	Wells Fargo Advantage Intrinsic Small Cap Value Fund	11

Security Name		Principal	Value

Other: 0.57%
Gryphon Funding Limited, Pass-Through Entity (a)(i)(v)		$802,451	$224,664
VFNC Corporation, Pass-Through Entity, 0.24% (i)(v)(a)±144A		881,280	370,138

Total Other (Cost $221,354)			594,802

	Yield	Shares
Short-Term Investments: 40.25%

Investment Companies: 40.25%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.11%	7,799,407	7,799,407
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)	0.19	34,296,791	34,296,791

Total Short-Term Investments (Cost $42,096,198)			42,096,198

Total Investments in Securities
(Cost $127,701,972) *	133.13%	139,216,162
Other Assets and Liabilities, Net	(33.13)	(34,646,442)

Total Net Assets	100.00%	$104,569,720

«	All or a portion of this security is on loan.

†	Non-income earning security

(i)	Illiquid security

(v)	Security represents investment of cash collateral received from securities on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

±	Variable rate investment

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $130,148,739 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$15,008,280
Gross unrealized depreciation	(5,940,857)

Net unrealized appreciation	$9,067,423

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Intrinsic Small Cap Value Fund	Statement of Assets and Liabilities—April 30, 2012 (Unaudited)

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$97,119,964
In affiliated securities, at value (see cost below)	42,096,198

Total investments, at value (see cost below)	139,216,162
Receivable for Fund shares sold	59,392
Receivable for dividends	14,294
Receivable for securities lending income	4,021
Prepaid expenses and other assets	124,677

Total assets	139,418,546

Liabilities
Payable for Fund shares redeemed	97,660
Payable upon receipt of securities loaned	34,518,145
Advisory fee payable	66,745
Distribution fees payable	67
Due to other related parties	13,193
Accrued expenses and other liabilities	153,016

Total liabilities	34,848,826

Total net assets	$104,569,720

NET ASSETS CONSIST OF
Paid-in capital	$181,840,375
Undistributed net investment loss	(111,522)
Accumulated net realized losses on investments	(88,673,323)
Net unrealized gains on investments	11,514,190

Total net assets	$104,569,720

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$338,346
Shares outstanding – Class A	21,446
Net asset value per share – Class A	$15.78
Maximum offering price per share – Class A2	$16.74
Net assets – Class C	$108,062
Shares outstanding – Class C	7,108
Net asset value per share – Class C	$15.20
Net assets – Administrator Class	$7,897,026
Shares outstanding – Administrator Class	494,951
Net asset value per share – Administrator Class	$15.96
Net assets – Institutional Class	$44,782,367
Shares outstanding – Institutional Class	2,781,718
Net asset value per share – Institutional Class	$16.10
Net assets – Investor Class	$51,443,919
Shares outstanding – Investor Class	3,290,315
Net asset value per share – Investor Class	$15.63

Investments in unaffiliated securities, at cost	$85,605,774

Investments in affiliated securities, at cost	$42,096,198

Total investments, at cost	$127,701,972

Securities on loan, at value	$33,668,833

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of Operations—Six Months Ended April 30, 2012 (Unaudited)	Wells Fargo Advantage Intrinsic Small Cap Value Fund	13

Investment income
Dividends	$509,197
Securities lending income, net	25,816
Income from affiliated securities	2,866

Total investment income	537,879

Expenses
Advisory fee	411,990
Administration fees
Fund level	25,749
Class A	365
Class C	140
Administrator Class	4,503
Institutional Class	17,175
Investor Class	83,599
Shareholder servicing fees
Class A	351
Class C	134
Administrator Class	10,822
Investor Class	63,333
Distribution fees
Class C	403
Custody and accounting fees	17,691
Professional fees	21,400
Registration fees	4,166
Shareholder report expenses	180
Trustees’ fees and expenses	7,733
Other fees and expenses	2,872

Total expenses	672,606
Less: Fee waivers and/or expense reimbursements	(23,205)

Net expenses	649,401

Net investment loss	(111,522)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	2,788,253
Net change in unrealized gains (losses) on investments	9,323,943

Net realized and unrealized gains (losses) on investments	12,112,196

Net increase in net assets resulting from operations	$12,000,674

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Intrinsic Small Cap Value Fund	Statement of Changes in Net Assets

	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31, 2011

Operations
Net investment loss		$(111,522)		$(339,298)
Net realized gains on investments		2,788,253		14,690,507
Net change in unrealized gains (losses) on investments		9,323,943		(6,023,641)

Net increase in net assets resulting from operations		12,000,674		8,327,568

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	11,816	176,075	4,615	68,500
Class C	0	0	3,209	48,259
Administrator Class	19,274	297,091	1,038,648	15,271,750
Institutional Class	182,612	2,768,553	334,425	5,008,327
Investor Class	137,050	2,107,547	199,982	2,988,445

		5,349,266		23,385,281

Payment for shares redeemed
Class A	(3,816)	(56,667)	(16,785)	(251,136)
Class C	(813)	(11,783)	(5,828)	(87,101)
Administrator Class	(208,874)	(3,205,930)	(769,230)	(11,517,890)
Institutional Class	(325,037)	(4,914,372)	(2,568,025)	(40,433,520)
Investor Class	(572,539)	(8,399,029)	(2,252,129)	(33,218,405)

		(16,587,781)		(85,508,052)

Net decrease in net assets resulting from capital share transactions		(11,238,515)		(62,122,771)

Total increase (decrease) in net assets		762,159		(53,795,203)

Net assets
Beginning of period		103,807,561		157,602,764

End of period		$104,569,720		$103,807,561

Undistributed net investment income (loss)		$(111,522)		$0

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Intrinsic Small Cap Value Fund	15

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31,
Class A		2011	2010	2009	2008[1]
Net asset value, beginning of period	$14.06	$13.81	$11.52	$11.08	$13.72
Net investment income (loss)	(0.04)	(0.06)[2]	(0.06)	(0.02)[2]	0.00	2,[3]
Net realized and unrealized gains (losses) on investments	1.76	0.31	2.35	0.47	(2.64)

Total from investment operations	1.72	0.25	2.29	0.45	(2.64)
Distributions to shareholders from
Tax basis return of capital	0.00	0.00	0.00	(0.01)	0.00
Net asset value, end of period	$15.78	$14.06	$13.81	$11.52	$11.08
Total return[4]	12.23%	1.81%	19.88%	4.09%	(19.24)%
Ratios to average net assets (annualized)
Gross expenses	1.47%	1.44%	1.54%	1.57%	1.55%
Net expenses	1.45%	1.42%	1.45%	1.45%	1.45%
Net investment income (loss)	(0.43)%	(0.41)%	(0.49)%	(0.17)%	0.01%
Supplemental data
Portfolio turnover rate	12%	54%	147%	64%	77%
Net assets, end of period (000’s omitted)	$338	$189	$354	$290	$29

1.	For the period from March 31, 2008 (commencement of class operations) to October 31, 2008.

2.	Calculated based upon average shares outstanding

3.	Amount is less than $0.005.

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Intrinsic Small Cap Value Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31,
Class C		2011	2010	2009	2008[1]
Net asset value, beginning of period	$13.60	$13.45	$11.31	$10.95	$13.61
Net investment loss	(0.12)	(0.17)[2]	(0.18)	(0.09)[2]	(0.06)[2]
Net realized and unrealized gains (losses) on investments	1.72	0.32	2.32	0.45	(2.60)

Total from investment operations	1.60	0.15	2.14	0.36	(2.66)
Net asset value, end of period	$15.20	$13.60	$13.45	$11.31	$10.95
Total return[3]	11.76%	1.12%	18.92%	3.29%	(19.54)%
Ratios to average net assets (annualized)
Gross expenses	2.21%	2.19%	2.30%	2.31%	2.33%
Net expenses	2.20%	2.17%	2.20%	2.20%	2.20%
Net investment loss	(1.15)%	(1.19)%	(1.24)%	(0.90)%	(0.76)%
Supplemental data
Portfolio turnover rate	12%	54%	147%	64%	77%
Net assets, end of period (000’s omitted)	$108	$108	$142	$132	$26

1.	For the period from March 31, 2008 (commencement of class operations) to October 31, 2008.

2.	Calculated based upon average shares outstanding

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Intrinsic Small Cap Value Fund	17

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31,
Administrator Class		2011	2010	2009	2008	2007
Net asset value, beginning of period	$14.20	$13.91	$11.58	$11.10	$18.10	$18.11
Net investment income (loss)	0.01	(0.05)[1]	(0.02)	0.02 [1]	0.06 [1]	0.11 [1]
Net realized and unrealized gains (losses) on investments	1.75	0.34	2.35	0.46	(5.70)	0.75

Total from investment operations	1.76	0.29	2.33	0.48	(5.64)	0.86
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.22)	0.00
Net realized gains	0.00	0.00	0.00	0.00	(1.14)	(0.87)

Total distributions to shareholders	0.00	0.00	0.00	0.00	(1.36)	(0.87)
Net asset value, end of period	$15.96	$14.20	$13.91	$11.58	$11.10	$18.10
Total return[2]	12.39%	2.08%	20.12%	4.32%	(33.26)%	4.84%
Ratios to average net assets (annualized)
Gross expenses	1.29%	1.22%	1.37%	1.38%	1.38%	1.39%
Net expenses	1.20%	1.19%	1.20%	1.20%	1.20%	1.20%
Net investment income (loss)	(0.15)%	(0.30)%	(0.23)%	0.18%	0.41%	0.58%
Supplemental data
Portfolio turnover rate	12%	54%	147%	64%	77%	97%
Net assets, end of period (000’s omitted)	$7,897	$9,722	$5,774	$5,730	$6,447	$12,548

1.	Calculated based upon average shares outstanding

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Intrinsic Small Cap Value Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31,
Institutional Class		2011		2010		2009	2008	2007
Net asset value, beginning of period	$14.32	$14.00		$11.63		$11.15	$18.19	$18.16
Net investment income	0.03	0.00	[1],2	0.00	1,[2]	0.04 [1]	0.09 [1]	0.15 [1]
Net realized and unrealized gains (losses) on investments	1.75	0.32		2.37		0.47	(5.73)	0.75

Total from investment operations	1.78	0.32		2.37		0.51	(5.64)	0.90
Distributions to shareholders from
Net investment income	0.00	0.00		0.00		0.00	(0.26)	0.00
Net realized gains	0.00	0.00		0.00		0.00	(1.14)	(0.87)
Tax basis return of capital	0.00	0.00		0.00		(0.03)	0.00	0.00

Total distributions to shareholders	0.00	0.00		0.00		(0.03)	(1.40)	(0.87)
Net asset value, end of period	$16.10	$14.32		$14.00		$11.63	$11.15	$18.19
Total return[3]	12.43%	2.29%		20.38%		4.61%	(33.17)%	5.05%
Ratios to average net assets (annualized)
Gross expenses	1.04%	1.01%		1.10%		1.11%	1.11%	1.12%
Net expenses	1.00%	0.98%		1.00%		1.00%	1.00%	1.00%
Net investment income (loss)	0.04%	0.02%		(0.03)%		0.36%	0.60%	0.84%
Supplemental data
Portfolio turnover rate	12%	54%		147%		64%	77%	97%
Net assets, end of period (000’s omitted)	$44,782	$41,861		$72,200		$65,014	$64,444	$114,345

1.	Calculated based upon average shares outstanding

2.	Amount is less than $0.005.

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Intrinsic Small Cap Value Fund	19

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31,
Investor Class		2011	2010	2009	2008	2007
Net asset value, beginning of period	$13.94	$13.70	$11.43	$10.99	$17.92	$18.00
Net investment income (loss)	(0.03)[1]	(0.07)[1]	(0.06)[1]	(0.01)[1]	0.02 [1]	0.05 [1]
Net realized and unrealized gains (losses) on investments	1.72	0.31	2.33	0.45	(5.65)	0.74

Total from investment operations	1.69	0.24	2.27	0.44	(5.63)	0.79
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.16)	0.00
Net realized gains	0.00	0.00	0.00	0.00	(1.14)	(0.87)

Total distributions to shareholders	0.00	0.00	0.00	0.00	(1.30)	(0.87)
Net asset value, end of period	$15.63	$13.94	$13.70	$11.43	$10.99	$17.92
Total return[2]	12.12%	1.75%	19.86%	4.00%	(33.46)%	4.46%
Ratios to average net assets (annualized)
Gross expenses	1.53%	1.50%	1.63%	1.67%	1.70%	1.74%
Net expenses	1.49%	1.48%	1.49%	1.49%	1.49%	1.53%
Net investment income (loss)	(0.45)%	(0.48)%	(0.47)%	(0.12)%	0.11%	0.26%
Supplemental data
Portfolio turnover rate	12%	54%	147%	64%	77%	97%
Net assets, end of period (000’s omitted)	$51,444	$51,927	$79,132	$180,060	$213,243	$384,047

1.	Calculated based upon average shares outstanding

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Intrinsic Small Cap Value Fund	Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Intrinsic Small Cap Value Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued prices are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. The securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Intrinsic Small Cap Value Fund	21

may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

For Wells Fargo Advantage Funds that participated in securities lending activity prior to February 13, 2009, certain structured investment vehicles purchased in a joint account by the former securities lending agent defaulted or were impaired. Certain of the Wells Fargo Advantage Funds still hold ownership interest in these structured investment vehicles, which have since been restructured as pass-through securities. If the Fund holds an ownership interest in such pass-through securities, information regarding this ownership interest can be found in the Portfolio of Investments under the category “Other”.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years which began after December 22, 2010 for an unlimited period. However, any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than be considered all short-term as under previous law. In addition, the Fund may elect to defer any portion of a post-October capital loss or qualified late-year ordinary loss to the first day of the following taxable year. A post-October capital loss is the greatest of the net capital loss, net short-term capital loss or net long-term capital loss for the portion of the taxable year after October 31. A qualified late-year ordinary loss is the net loss comprised of (a) net gain or loss from the sale or other disposition of capital assets for the portion of the taxable year after October 31, and (b) other ordinary income or loss for the portion of the taxable year after December 31.

22	Wells Fargo Advantage Intrinsic Small Cap Value Fund	Notes to Financial Statements (Unaudited)

As of October 31, 2011, the Fund had net capital loss carryforwards, which were available to offset future net realized capital gains, in the amount of $88,308,471, with $712,239 expiring in 2016, $79,906,522 expiring in 2017 and $7,689,710 expiring in 2018.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$96,525,162	$0	$0	$96,525,162
Other	0	0	594,802	594,802
Short-term investments
Investment companies	7,799,407	34,296,791	0	42,096,198
	$104,324,569	$34,296,791	$594,802	$139,216,162

Further details on the major security types listed above can be found in the Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended April 30, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Intrinsic Small Cap Value Fund	23

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.80% and declining to 0.70% as the average daily net assets of the Fund increase. For the six months ended April 30, 2012, the advisory fee was equivalent to an annual rate of 0.80% of the Fund’s average daily net assets.

Funds Management has retained the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by Funds Management and do not increase the overall fees paid by the Fund. Metropolitan West Capital Management LLC, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Class A, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.33

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through February 28, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.45% for Class A, 2.20% for Class C, 1.20% for Administrator Class, 1.00% for Institutional Class and 1.49% for Investor Class.

Distribution fees

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

For the six months ended April 30, 2012, Wells Fargo Funds Distributor, LLC received $591 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Administrator Class and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations (if any) and short-term securities, for the six months ended April 30, 2012 were $11,612,689 and $29,597,456, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on

24	Wells Fargo Advantage Intrinsic Small Cap Value Fund	Notes to Financial Statements (Unaudited)

that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended April 30, 2012, the Fund paid $120 in commitment fees.

For the six months ended April 30, 2012, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

In May 2011, FASB issued ASU No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. Management expects that adoption of the ASU will result in additional disclosures in the financial statements, as applicable.

In April 2011, FASB issued ASU No. 2011-03 Reconsideration of Effective Control for Repurchase Agreements. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management has evaluated the impact of adopting the ASU and expects no significant changes.

Other Information (Unaudited)	Wells Fargo Advantage Intrinsic Small Cap Value Fund	25

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargoadvantagefunds.com, or visiting the SEC Web site at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at wellsfargoadvantagefunds.com or by visiting the SEC Web site at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26	Wells Fargo Advantage Intrinsic Small Cap Value Fund	Other Information (Unaudited)

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 137 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Other Information (Unaudited)	Wells Fargo Advantage Intrinsic Small Cap Value Fund	27

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at wellsfargoadvantagefunds.com.

28	Wells Fargo Advantage Intrinsic Small Cap Value Fund	Other Information (Unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in person meeting held on March 29-30, 2012 (the “Meeting”), the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage Intrinsic Small Cap Value Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Metropolitan West Capital Management, LLC (“MetWest”) for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with MetWest are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and MetWest and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

In providing information to the Board, Funds Management and MetWest were guided by a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf at the start of the Board’s annual contract renewal process earlier in 2012. In approving the Advisory Agreements, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee likely attributed different weights to various factors.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and MetWest under the Advisory Agreements. The Board also received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and MetWest, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and MetWest. In addition, the Board took into account the administrative services provided to the Fund by Funds Management and its affiliates.

The Board’s decision to approve the continuation of the Advisory Agreements was based on a comprehensive evaluation of all of the information provided to it. In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and MetWest about various topics, including Funds Management’s oversight of service providers. The above factors, together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Board in concluding that the nature, extent and quality of the investment advisory services provided to the Fund by Funds Management and MetWest supported the re-approval of the Advisory Agreements. Although the Board considered the continuation of the Advisory Agreements for the Fund as part of the larger process of considering the continuation of the advisory agreements for all of the funds in the complex, its decision to continue the Advisory Agreements for the Fund was ultimately made on a fund-by-fund basis.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2011. The Board also considered these results in comparison to the median performance of a universe of relevant funds (the “Universe”) that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund, and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The

Other Information (Unaudited)	Wells Fargo Advantage Intrinsic Small Cap Value Fund	29

Board received a description of the methodology used by Lipper to select the mutual funds in the Universe. The Board noted that the performance of the Fund was lower than the median performance of the Universe for all periods under review. The Board also noted that the performance of the Fund was lower than its benchmark, the Lipper Small-Cap Value Funds Index, for the periods under review.

The Board noted that the Fund’s performance results warranted further discussion. As part of its further review, the Board received an analysis of, and discussed factors contributing to, the underperformance of the Fund relative to the Universe. The Board received a report that noted that the Fund recently underwent a portfolio management change and since the new portfolio manager took over, the Fund outperformed the Russell 2000 Value Index in four out of six quarters. The Board was satisfied that Funds Management was taking appropriate actions with respect to the Fund’s investment performance.

The Board received and considered information regarding the Fund’s contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an “Expense Group”) that was determined by Lipper to be similar to the Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in the Fund’s Expense Group. The Board noted that the net operating expense ratios of the Fund were lower than or in range of the Fund’s Expense Group’s median net operating expense ratios.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements for the Fund.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rate that is payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rate”), both on a stand-alone basis and on a combined basis with the Fund’s administration fee rate. The Board took into account the separate administrative and other services covered by the administration fee rate. The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Funds Management to MetWest for investment sub-advisory services (the “Sub-Advisory Agreement Rate”). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rate and considered the Advisory Agreement Rate after taking the waivers/caps into account (the “Net Advisory Rate”).

The Board received and considered information comparing the Advisory Agreement Rate and Net Advisory Rate with those of other funds in the Fund’s Expense Group median. The Board noted that the Advisory Agreement Rate and Net Advisory Rate for the Fund were higher than the median rate for the Fund’s Expense Group, except for Class A and Investor Class. The Board noted that Funds Management had agreed to continue contractual fee cap arrangements for the Fund designed to lower the Fund’s expenses.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and MetWest to other types of clients. In this regard, the Board received information about differences between the services, and the compliance, reporting, and other legal burdens and risks of providing investment advice to mutual funds and those associated with providing advice to non-mutual fund clients such as collective funds or institutional separate accounts.

The Board determined that the Advisory Agreement Rate for the Fund, both with and without an administration fee rate and before and after waivers, was reasonable in light of the Fund’s Expense Group information, the net expense ratio commitments, the services covered by the Advisory Agreements and other information provided. The Board also reviewed and considered the Sub-Advisory Agreement Rate and concluded that the Sub-Advisory Agreement Rate was reasonable in light of the services covered by the sub-advisory agreement and other information provided.

Profitability

The Board received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to the collective Wells Fargo businesses that provide services to the Fund. It considered that the information provided to it was necessarily estimated, and that the profitability information provided to it, especially on a fund-by-fund basis, did not necessarily provide a precise tool for evaluating the appropriateness of the Fund’s Advisory Agreement Rate in

30	Wells Fargo Advantage Intrinsic Small Cap Value Fund	Other Information (Unaudited)

isolation. It noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on, among other things, the size and type of fund. The Board concluded that the profitability reported by Funds Management was not unreasonable.

The Board did not consider separate profitability information with respect to MetWest, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee structure, which operate generally to reduce the effective Advisory Agreement Rate of the Fund (as a percentage of Fund assets) as the Fund grows in size. It considered that, as a fund shrinks in size, breakpoints conversely result in increasing fee levels. The Board noted that it would have on-going opportunities to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward sharing economies of scale, if any, with the Fund. However, the Board acknowledged the inherent limitations of any analysis of an investment adviser’s economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board’s understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Other benefits to Funds Management and MetWest

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates and MetWest as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and MetWest with the Fund and benefits potentially derived from an increase in Funds Management’s and MetWest’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates or MetWest).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized and any benefits that may be realized by using an affiliated broker.

Other factors and broader review

The Board also considered the markets for distribution of the Fund’s shares, including the channels through which the Fund’s shares are offered and sold. The Board noted that the Fund is part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Board reviews detailed materials received from Funds Management and MetWest annually as part of the re-approval process under Section 15 of the 1940 Act and also reviews and assesses information about the quality of the services that the Fund receives throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

List of Abbreviations	Wells Fargo Advantage Intrinsic Small Cap Value Fund	31

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Agreement
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPA	— Standby Purchase Agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate Trading of Registered Interest and Principal Securities
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

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FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

209726 06-12 SA242/SAR242 4-12

Wells Fargo Advantage

Small Cap Opportunities Fund

Semi-Annual Report

April 30, 2012

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of April 30, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $211 billion in assets under management, as of April 30, 2012.

Equity Funds
Asia Pacific Fund	Enterprise Fund†	Precious Metals Fund
C&B Large Cap Value Fund	Equity Value Fund	Premier Large Company Growth Fund
C&B Mid Cap Value Fund	Global Opportunities Fund	Small Cap Opportunities Fund
Capital Growth Fund	Growth Fund	Small Cap Value Fund
Common Stock Fund	Index Fund	Small Company Growth Fund
Disciplined U.S. Core Fund	International Equity Fund	Small Company Value Fund
Discovery Fund†	International Value Fund	Small/Mid Cap Core Fund
Diversified Equity Fund	Intrinsic Small Cap Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic Value Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Intrinsic World Equity Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Traditional Small Cap Growth Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Utility and Telecommunications Fund
Emerging Markets Local Bond Fund	Omega Growth Fund
Endeavor Select Fund†	Opportunity Fund†
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Small Cap Opportunities Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

The period was marked by continued concerns about the possible global economic effects of the ongoing European sovereign debt crisis that began in Greece and later spread to the larger economies of Italy and Spain.

In contrast to worrisome data from the eurozone, U.S. economic data remained moderately positive.

Dear Valued Shareholder:

We’re pleased to offer you this semi-annual report for the Wells Fargo Advantage Small Cap Opportunities Fund for the six-month period that ended April 30, 2012. The period was marked by continued concerns about the possible global economic effects of the ongoing European sovereign debt crisis that began in Greece and later spread to the larger economies of Italy and Spain. However, relatively positive U.S. economic data resulted in most U.S. stock indexes posting gains for the period, with large-cap stocks modestly outperforming small-cap stocks.

Macroeconomic optimism seemed to fade as global growth slowed and worries rose.

Prior to and throughout the reporting period, concerns about the eurozone sovereign debt situation returned to center stage. Investors became increasingly concerned that Greece would default on its debt, a scenario that only seemed more likely as eurozone leaders began to openly discuss a “voluntary” haircut on Greek debt for private investors. Because many eurozone banks owned Greek debt and many U.S. banks had financial ties to eurozone banks, investors worried about the effects of such an event on the financial systems and on the global economy.

In October 2011, market participants turned their attention to the debt burdens of Italy—which, like the U.S., also had its credit rating downgraded by Standard & Poor’s—because even though it had a relatively modest budget deficit, it had a high amount of outstanding debt and a stagnant economy. French banks were heavily exposed to Italian debt, so Italy’s woes led to fears of a state bailout of French banks and a resulting increase in France’s expenditures.

The Greek credit crisis was seemingly addressed in March 2012, when the Greek government came to an agreement with its creditors that allowed it to write down the principal on most of its bonds in exchange for increased financial austerity. The Greek agreement, combined with unprecedented support for eurozone banks by the European Central Bank (ECB), seemed to calm investor concerns, at least temporarily, and most developed European markets ended the period with gains.

The U.S. economy reported relatively solid news.

In contrast to worrisome data from the eurozone, U.S. economic data remained moderately positive. Reported gross domestic product (GDP) growth came in at a 1.8% annualized rate in the third quarter of 2011 and then accelerated to a 3.0% annualized rate in the fourth quarter. The initial estimate for GDP growth in the first quarter of 2012 came in at a 2.2% annualized rate, further supporting the case for economic recovery. In addition, the major banks appeared to have taken steps toward repairing their balance sheets; in March, the Federal Reserve (Fed) announced that 15 of the 19 major banks had passed a “stress test” in which the Fed attempted to gauge whether the banks could survive a severe recession that included a 50% drop in the stock market and a 21% percent decline in housing prices.

Financial stocks rebounded and outperformed the broader market for the reporting period after the Fed released details of the stress test. Stocks generally rallied across the market as investors seemed to be increasingly confident that the U.S. would not return to recession.

Central banks continued to provide stimulus.

Throughout the reporting period, the Federal Open Market Committee kept its key interest rates effectively at zero in order to support the economy and financial system. In response to extreme market volatility and signs of a weakening economy, the Fed announced its intention to keep interest rates low until at least late 2014.

Letter to Shareholders	Wells Fargo Advantage Small Cap Opportunities Fund	3

As of November 1, 2011, the ECB had a key rate of 1.50%, which it had increased from 1.0% in an attempt to keep inflation in check. Soon, in response to weakness in the southern European economies, the ECB lowered its key rate to 1.25% in early November 2011 and 1.0% in December 2011. The ECB also continued to provide virtually unlimited liquidity for banks, announcing a Long-Term Refinancing Operation in December through which it provided low-cost three-year loans to lenders.

We use time-tested investment strategies, even as many variables are at work in the market.

Elevated unemployment and debt defaults continue to pressure consumers and businesses alike. In our experience, strict adherence to time-tested investment strategies has its rewards. As a whole, Wells Fargo Advantage Funds represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, we believe it helps in managing risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our Web site at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Notice to Shareholders

The Board of Trustees for Wells Fargo Advantage Funds has unanimously approved the following modifications to certain net asset value (NAV) waiver privileges and commission schedules:

■	Effective May 1, 2012, automatic investment plan (AIP) purchases and proceeds received from systematic withdrawals will no longer qualify for NAV repurchase privileges.

■

Effective May 1, 2012, discretionary rights to waive the upfront commission for Class C and “jumbo” Class A share purchases will no longer be granted to broker/dealers. However, we will continue to waive the Class C shares contingent deferred sales charge for redemptions by employer-sponsored retirement plans where the dealer of record waived its commission at the time of purchase.

■

Effective July 31, 2012, NAV purchase privileges for former Evergreen Class IS and Class R shareholders are being modified to remove the ability to purchase Class A shares at NAV unless those shares are held directly with the Fund on or after July 31, 2012.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

4	Wells Fargo Advantage Small Cap Opportunities Fund	Performance Highlights (Unaudited)

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Schroder Investment Management North America Inc.

PORTFOLIO MANAGER

Jenny B. Jones

FUND INCEPTION

August 1, 1993

TEN LARGEST EQUITY HOLDINGS[1] (AS OF APRIL 30, 2012)
Northwestern Corporation	1.41%
Brown & Brown Incorporated	1.37%
Waste Connections Incorporated	1.35%
Alterra Capital Holdings Limited	1.28%
Cleco Corporation	1.25%
AboveNet Incorporated	1.18%
IDACORP Incorporated	1.16%
Enpro Industries Incorporated	1.14%
Innophos Holdings Incorporated	1.14%
Rent-A-Center Incorporated	1.12%

SECTOR DISTRIBUTION[2] (AS OF APRIL 30, 2012)

1.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

2.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

Performance Highlights (Unaudited)	Wells Fargo Advantage Small Cap Opportunities Fund	5

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF APRIL 30, 2012)

						Expense Ratios[3]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	Gross	Net[4]
Administrator Class (NVSOX)	08/01/1993	9.45	(4.46)	3.32	8.42	1.25%	1.23%
Russell 2000® Index[5]		11.02	(4.25)	1.45	6.19

*	Returns for periods of less than one year are not annualized.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s Web site–wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund’s prospectus for additional information on these and other risks.

3.	Reflects the expense ratios as stated in the most recent prospectuses.

4.	The Adviser has committed through February 28, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.20% for Administrator Class. Without this cap, the Fund’s returns would have been lower.

5.

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. You cannot invest directly in an index.

6	Wells Fargo Advantage Small Cap Opportunities Fund	Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees; shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2011 to April 30, 2012.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11-01-2011	Ending Account Value 04-30-2012	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Administrator Class
Actual	$1,000.00	$1,094.48	$6.25	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	$6.02	1.20%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of Investments—April 30, 2012 (Unaudited)	Wells Fargo Advantage Small Cap Opportunities Fund	7

Security Name	Shares	Value

Common Stocks: 87.85%

Consumer Discretionary: 14.31%

Distributors: 0.42%
LKQ Corporation †	85,200	$2,849,940

Diversified Consumer Services: 0.23%
DeVry Incorporated	47,900	1,539,985

Hotels, Restaurants & Leisure: 4.93%
Bally Technologies Incorporated †	148,500	7,209,675
CEC Entertainment Incorporated	170,200	6,505,044
Domino’s Pizza Incorporated «	167,900	6,348,299
Home Inns & Hotels Management ADR †«	65,800	1,563,408
Pinnacle Entertainment Incorporated †«	147,000	1,631,700
Six Flags Entertainment Corporation	117,900	5,648,589
The Wendy’s Company	871,000	4,241,770

		33,148,485

Household Durables: 0.64%
Harman International Industries Incorporated	86,800	4,303,544

Media: 0.93%
Clear Channel Outdoor Holdings Incorporated	233,600	1,768,352
Lamar Advertising Company Class A †«	81,000	2,577,420
Madison Square Garden Incorporated Class A †	53,800	1,935,186

		6,280,958

Multiline Retail: 0.78%
Big Lots Incorporated †	144,000	5,276,160

Specialty Retail: 6.03%
Asbury Automotive Group Incorporated †	144,200	4,026,064
Chico’s FAS Incorporated	295,100	4,532,736
Children’s Place Retail Stores Incorporated †«	100,900	4,639,382
Citi Trends Incorporated †«	130,300	1,451,542
Collective Brands Incorporated †	113,900	2,365,703
Express Incorporated †	77,400	1,828,188
Finish Line Incorporated Class A	281,300	6,261,738
Group 1 Automotive Incorporated	84,500	4,890,860
Men’s Wearhouse Incorporated	80,600	2,985,424
Rent-A-Center Incorporated	221,000	7,560,410

		40,542,047

Textiles, Apparel & Luxury Goods: 0.35%
Wolverine World Wide Incorporated	55,400	2,324,030

Consumer Staples: 1.16%

Food & Staples Retailing: 0.88%
Casey’s General Stores Incorporated	49,800	2,806,230
Harris Teeter Supermarkets Incorporated	78,600	2,984,442
Nash Finch Company	5,600	140,560

		5,931,232

The accompanying notes are an integral part of these financial statements.

8	Wells Fargo Advantage Small Cap Opportunities Fund	Portfolio of Investments—April 30, 2012 (Unaudited)

Security Name	Shares	Value

Personal Products: 0.28%
Elizabeth Arden Incorporated †	47,200	$1,839,856

Energy: 4.93%

Energy Equipment & Services: 1.51%
Helix Energy Solutions Group Incorporated †«	185,600	3,788,096
Oil States International Incorporated †	79,500	6,326,610

		10,114,706

Oil, Gas & Consumable Fuels: 3.42%
Carrizo Oil & Gas Incorporated †«	138,600	3,886,344
Petroleum Development Corporation †«	54,900	1,888,011
PetroQuest Energy Incorporated †«	587,400	3,547,896
SM Energy Company	67,700	4,475,647
Swift Energy Company †«	248,800	7,526,200
Tsakos Energy Navigation Limited	264,600	1,680,210

		23,004,308

Financials: 15.32%

Capital Markets: 0.79%
Apollo Global Management LLC	143,900	1,847,676
Lazard Limited	125,800	3,460,758

		5,308,434

Commercial Banks: 3.87%
Bank of Hawaii Corporation	45,200	2,209,828
Bryn Mawr Bank Corporation	4,900	105,301
CVB Financial Corporation	120,310	1,391,987
FirstMerit Corporation	222,000	3,729,600
Lakeland Financial Corporation	89,700	2,335,788
MB Financial Incorporated «	146,600	3,030,222
Old National Bancorp «	258,400	3,312,688
Simmons First National Corporation «	114,400	2,784,496
SVB Financial Group †«	50,500	3,236,545
Westamerica Bancorporation «	84,800	3,889,776

		26,026,231

Consumer Finance: 0.57%
Cash America International Incorporated «	82,600	3,861,550

Diversified Financial Services: 0.59%
Compass Diversified Holdings «	270,600	3,972,408

Insurance: 5.49%
Alterra Capital Holdings Limited «	360,466	8,625,951
Brown & Brown Incorporated	340,400	9,180,588
Delphi Financial Group Incorporated Class A	152,800	6,940,176
Infinity Property & Casualty Corporation	40,600	2,168,446
Primerica Incorporated	127,200	3,336,456
Reinsurance Group of America Incorporated	115,200	6,697,728

		36,949,345

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—April 30, 2012 (Unaudited)	Wells Fargo Advantage Small Cap Opportunities Fund	9

Security Name	Shares	Value

Real Estate Management & Development: 0.33%
Altisource Portfolio Solutions SA †	37,100	$2,219,693

REITs: 3.09%
Colonial Properties Trust «	294,300	6,583,491
Equity Lifestyle Properties Incorporated	55,777	3,901,043
Health Care REIT Incorporated	12,508	708,703
LaSalle Hotel Properties	162,120	4,767,949
MFA Mortgage Investments Incorporated	468,400	3,456,792
Redwood Trust Incorporated	114,229	1,334,195

		20,752,173

Thrifts & Mortgage Finance: 0.59%
Ocwen Financial Corporation †	263,800	3,933,258

Health Care: 10.19%

Biotechnology: 0.84%
Cepheid Incorporated †«	63,800	2,450,558
Lexicon Genetics Incorporated †«	938,400	1,520,208
Onyx Pharmaceuticals Incorporated †	36,600	1,665,666

		5,636,432

Health Care Equipment & Supplies: 4.10%
Cooper Companies Incorporated	83,100	7,326,927
Haemonetics Corporation †«	98,400	7,042,488
Masimo Corporation †«	214,100	4,738,033
Sirona Dental Systems Incorporated †	95,900	4,843,909
Volcano Corporation †	71,700	1,946,655
West Pharmaceutical Services Incorporated «	37,100	1,665,790

		27,563,802

Health Care Providers & Services: 2.37%
Brookdale Senior Living Incorporated †	224,800	4,273,448
Centene Corporation †	49,500	1,959,705
HealthSouth Rehabilitation Corporation †«	196,800	4,406,352
HMS Holdings Corporation †	49,900	1,200,594
Lifepoint Hospitals Incorporated †«	86,900	3,390,838
Myriad Genetics Incorporated †	28,000	728,280

		15,959,217

Health Care Technology: 0.26%
Medassets Incorporated †	129,400	1,631,734
Vocera Communications Incorporated †	4,000	88,600

		1,720,334

Life Sciences Tools & Services: 1.55%
Fluidigm Corporation †«	91,700	1,431,437
Parexel International Corporation †	269,400	7,257,636
TECHNE Corporation	26,300	1,760,522

		10,449,595

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Small Cap Opportunities Fund	Portfolio of Investments—April 30, 2012 (Unaudited)

Security Name	Shares	Value

Pharmaceuticals: 1.07%
Medicis Pharmaceutical Corporation Class A «	89,400	$3,439,218
Salix Pharmaceuticals Limited †	75,400	3,724,760

		7,163,978

Industrials: 15.58%

Airlines: 0.67%
Spirit Airlines Incorporated †«	189,000	4,539,780

Commercial Services & Supplies: 6.01%
ABM Industries Incorporated	141,500	3,294,120
FTI Consulting Incorporated †«	128,600	4,673,324
Healthcare Services Group «	135,100	2,866,822
Progressive Waste Solutions Limited	187,700	4,065,582
Standard Parking Corporation †	298,061	5,681,043
Stantec Incorporated	133,494	4,360,836
Steelcase Incorporated	302,800	2,616,192
Towers Watson & Company	57,600	3,767,040
Waste Connections Incorporated	281,725	9,079,997

		40,404,956

Construction & Engineering: 1.47%
Dycom Industries Incorporated †	160,700	3,758,773
MYR Group Incorporated †	272,300	4,552,856
Orion Marine Group Incorporated †	228,300	1,579,836

		9,891,465

Electrical Equipment: 2.72%
AZZ Incorporated	11,400	589,494
EnerSys †	197,100	6,888,645
GrafTech International Limited †	480,400	5,639,896
Regal-Beloit Corporation	27,700	1,873,628
Thermon Group Holdings Incorporated †	149,000	3,310,780

		18,302,443

Machinery: 2.06%
Edgen Group Incorporated †	161,600	1,454,400
Enpro Industries Incorporated †«	185,600	7,685,696
IDEX Corporation	108,300	4,690,473

		13,830,569

Road & Rail: 0.75%
Genesee & Wyoming Incorporated †	50,700	2,733,237
Swift Transportation Company †	221,500	2,323,535

		5,056,772

Trading Companies & Distributors: 1.90%
Applied Industrial Technologies Incorporated	183,300	7,203,690
MRC Global Incorporated †«	283,500	5,556,600

		12,760,290

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—April 30, 2012 (Unaudited)	Wells Fargo Advantage Small Cap Opportunities Fund	11

Security Name	Shares	Value

Information Technology: 12.44%

Communications Equipment: 0.09%
EXFO Incorporated †	85,145	$607,084

Computers & Peripherals: 0.57%
QLogic Corporation †	221,600	3,822,600

Electronic Equipment, Instruments & Components: 1.19%
Electro Rent Corporation	97,300	1,515,934
M/A-COM Technology Solutions Holdings Incorporated †	67,300	1,334,559
Rofin-Sinar Technologies Incorporated †	52,000	1,310,400
ScanSource Incorporated †«	117,400	3,869,504

		8,030,397

Internet Software & Services 1.14%
Allegiant Travel Company †«	37,900	2,227,004
ComScore Incorporated †«	65,700	1,308,744
Hawaiian Holdings Incorporated †	507,000	2,869,620
Monster Worldwide Incorporated †«	147,300	1,271,199

		7,676,567

IT Services: 1.95%
Forrester Research Incorporated «	73,300	2,598,485
Gartner Incorporated †	9,100	398,580
Genpact Limited †	155,300	2,590,404
Sapient Corporation	427,500	5,117,175
TNS Incorporated †	118,145	2,410,158

		13,114,802

Office Electronics: 0.40%
Zebra Technologies Corporation †	68,800	2,668,752

Semiconductors & Semiconductor Equipment: 3.71%
Anadigics Incorporated †«	1,239,900	2,740,179
Atmel Corporation †	554,700	4,920,189
Fairchild Semiconductor International Incorporated †	171,300	2,427,321
Hittite Microwave Corporation †	59,900	3,207,046
Integrated Device Technology Incorporated †	546,300	3,698,451
Monolithic Power Systems Incorporated †	76,500	1,585,080
Nanometrics Incorporated †	138,700	2,151,237
Standard Microsystems Corporation †	160,700	4,255,336

		24,984,839

Software: 3.39%
Ariba Incorporated †	49,500	1,890,900
Cadence Design Systems Incorporated †	374,800	4,373,916
Kenexa Corporation †	182,000	5,945,940
Netscout Systems Incorporated †	110,900	2,294,521
Parametric Technology Corporation †	288,700	6,230,146
Websense Incorporated †	98,500	2,042,890

		22,778,313

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Small Cap Opportunities Fund	Portfolio of Investments—April 30, 2012 (Unaudited)

Security Name	Shares	Value

Materials: 8.11%

Chemicals: 3.00%
Cabot Corporation	165,000	$7,116,450
Innophos Holdings Incorporated «	155,600	7,650,852
Minerals Technologies Incorporated	53,600	3,596,560
Quaker Chemical Corporation «	42,000	1,822,800

		20,186,662

Containers & Packaging: 2.47%
Packaging Corporation of America	220,500	6,436,395
Silgan Holdings Incorporated	155,900	6,839,333
Sonoco Products Company	100,900	3,342,817

		16,618,545

Metals & Mining: 2.20%
Kaiser Aluminum Corporation «	114,800	6,035,036
Pretium Resources Incorporated †	232,601	3,930,957
Suncoke Energy Incorporated †	200,700	3,054,654
Timmins Gold Corporation †	710,500	1,740,558

		14,761,205

Paper & Forest Products: 0.44%
Kapstone Paper & Packaging Corporation †	164,600	2,972,676

Telecommunication Services: 1.18%

Diversified Telecommunication Services: 1.18%
AboveNet Incorporated †«	95,700	7,959,369

Utilities: 4.63%

Electric Utilities: 3.22%
Cleco Corporation	206,300	8,417,040
IDACORP Incorporated	192,200	7,830,227
UniSource Energy Corporation	148,500	5,405,400

		21,652,667

Multi-Utilities: 1.41%
Northwestern Corporation	267,181	9,490,269

Total Common Stocks (Cost $494,749,150)		590,782,723

Investment Companies: 0.99%
iShares Russell 2000 Index Fund «	81,700	6,652,831

Total Investment Companies (Cost $6,772,971)		6,652,831

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—April 30, 2012 (Unaudited)	Wells Fargo Advantage Small Cap Opportunities Fund	13

Security Name		Principal	Value

Other: 0.27%
Gryphon Funding Limited, Pass-Through Entity (v)(i)(a)		$2,406,870	$673,924
VFNC Corporation, Pass-Through Entity, 0.24% (v)(i)(a)144A±		2,643,310	1,110,125

Total Other (Cost $663,929)			1,784,049

Short-Term Investments: 22.00%

	Yield	Shares
Investment Companies: 22.00%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.11%	78,180,184	78,180,184
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)	0.19	69,799,215	69,799,215

Total Short-Term Investments (Cost $147,979,399)			147,979,399

Total Investments in Securities
(Cost $650,165,449)*	111.11%	747,199,002
Other Assets and Liabilities, Net	(11.11)	(74,688,644)

Total Net Assets	100.00%	$672,510,358

†	Non-income earning security

«	All or a portion of this security is on loan.

(v)	Security represents investment of cash collateral received from securities on loan.

(i)	Illiquid security

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investment

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $656,765,368 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$100,718,160
Gross unrealized depreciation	(10,284,526)

Net unrealized appreciation	$90,433,634

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Small Cap Opportunities Fund	Statement of Assets and Liabilities—April 30, 2012 (Unaudited)

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$599,219,603
In affiliated securities, at value (see cost below)	147,979,399

Total investments, at value (see cost below)	747,199,002
Receivable for investments sold	7,677,937
Receivable for Fund shares sold	477,947
Receivable for dividends	126,311
Receivable for securities lending income	11,681
Prepaid expenses and other assets	30,306

Total assets	755,523,184

Liabilities
Payable for investments purchased	9,068,946
Payable for Fund shares redeemed	2,711,648
Payable upon receipt of securities loaned	70,463,144
Advisory fee payable	473,282
Due to other related parties	80,144
Accrued expenses and other liabilities	215,662

Total liabilities	83,012,826

Total net assets	$672,510,358

NET ASSETS CONSIST OF
Paid-in capital	$545,523,794
Undistributed net investment income	472,221
Accumulated net realized gains on investments	29,480,790
Net unrealized gains on investments	97,033,553

Total net assets	$672,510,358

COMPUTATION OF NET ASSET VALUE PER SHARE[1]
Net assets – Administrator Class	$672,510,358
Shares outstanding – Administrator Class	19,639,598
Net asset value per share – Administrator Class	$34.24

Investments in unaffiliated securities, at cost	$502,186,050

Investments in affiliated securities, at cost	$147,979,399

Total investments, at cost	$650,165,449

Securities on loan, at value	$68,793,789

1.	The Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statement of Operations—Six Months Ended April 30, 2012 (Unaudited)	Wells Fargo Advantage Small Cap Opportunities Fund	15

Investment income
Dividends*	$4,269,574
Securities lending income, net	107,027
Income from affiliated securities	33,593

Total investment income	4,410,194

Expenses
Advisory fee	2,605,432
Administration fees
Fund level	164,082
Administrator Class	328,165
Shareholder servicing fees
Administrator Class	820,411
Custody and accounting fees	31,214
Professional fees	9,809
Registration fees	13,191
Shareholder report expenses	2,009
Trustees’ fees and expenses	7,215
Other fees and expenses	4,415

Total expenses	3,985,943
Less: Fee waivers and/or expense reimbursements	(47,970)

Net expenses	3,937,973

Net investment income	472,221

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	37,530,771
Net change in unrealized gains (losses) on investments	21,018,288

Net realized and unrealized gains (losses) on investments	58,549,059

Net increase in net assets resulting from operations	$59,021,280

* Net of foreign dividend withholding taxes of	$10,970

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Small Cap Opportunities Fund	Statements of Changes in Net Assets

	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31, 2011

Operations
Net investment income		$472,221		$31,971
Net realized gains on investments		37,530,771		55,659,944
Net change in unrealized gains (losses) on investments		21,018,288		(27,474,227)

Net increase in net assets resulting from operations		59,021,280		28,217,688

Distributions to shareholders from
Net realized gains – Administrator Class		(24,479,270)		0

Capital share transactions	Shares		Shares
Proceeds from shares sold – Administrator Class	1,301,908	43,291,726	3,074,513	104,376,442
Reinvestment of distributions – Administrator Class	765,523	24,182,866	0	0
Payment for shares redeemed – Administrator Class	(2,633,193)	(86,226,082)	(5,463,686)	(183,832,035)

Net decrease in net assets resulting from capital share transactions		(18,751,490)		(79,455,593)

Total increase (decrease) in net assets		15,790,520		(51,237,905)

Net assets
Beginning of period		656,719,838		707,957,743

End of period		$672,510,358		$656,719,838

Undistributed net investment income		$472,221		$0

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Small Cap Opportunities Fund	17

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31,
Administrator Class		2011	2010	2009	2008	2007
Net asset value, beginning of period	$32.50	$31.33	$25.88	$23.47	$39.68	$38.56
Net investment income (loss)	0.02	0.00 [1]	(0.06)	(0.02)	0.01	0.11
Net realized and unrealized gains (losses) on investments	2.95	1.17	5.51	3.38	(11.23)	6.99

Total from investment operations	2.97	1.17	5.45	3.36	(11.22)	7.10
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.10)	0.00
Net realized gains	(1.23)	0.00	0.00	(0.93)	(4.89)	(5.98)
Tax basis return of capital	0.00	0.00	0.00	(0.02)	0.00	0.00

Total distributions to shareholders	(1.23)	0.00	0.00	(0.95)	(4.99)	(5.98)
Net asset value, end of period	$34.24	$32.50	$31.33	$25.88	$23.47	$39.68
Total return²	9.45%	3.73%	21.06%	15.44%	(31.65)%	20.94%
Ratios to average net assets (annualized)
Gross expenses	1.21%	1.22%	1.25%	1.31%	1.28%	1.33%
Net expenses	1.20%	1.20%	1.20%	1.20%	1.20%	1.20%
Net investment income (loss)	0.14%	0.00%[1]	(0.20)%	(0.07)%	0.08%	0.29%
Supplemental data
Portfolio turnover rate	39%	100%	66%	68%	72%	65%
Net assets, end of period (000’s omitted)	$672,510	$656,720	$707,958	$612,110	$541,369	$910,162

1.	Amount is less than 0.005 of the value indicated.

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Small Cap Opportunities Fund	Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Small Cap Opportunities Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. As a result of the fair value pricing procedures, these securities which are normally categorized as Level 1 in the fair value hierarchy will represent a transfer from a Level 1 to a Level 2 security and will be categorized as Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. On April 30, 2012, fair value pricing was not used in pricing foreign securities.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued prices are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. The securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Small Cap Opportunities Fund	19

pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

For Wells Fargo Advantage Funds that participated in securities lending activity prior to February 13, 2009, certain structured investment vehicles purchased in a joint account by the former securities lending agent defaulted or were impaired. Certain of the Wells Fargo Advantage Funds still hold ownership interest in these structured investment vehicles, which have since been restructured as pass-through securities. If the Fund holds an ownership interest in such pass-through securities, information regarding this ownership interest can be found in the Portfolio of Investments under the category “Other”.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

20	Wells Fargo Advantage Small Cap Opportunities Fund	Notes to Financial Statements (Unaudited)

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years which began after December 22, 2010 for an unlimited period. However, any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than be considered all short-term as under previous law. In addition, the Fund may elect to defer any portion of a post-October capital loss or qualified late-year ordinary loss to the first day of the following taxable year. A post-October capital loss is the greatest of the net capital loss, net short-term capital loss or net long-term capital loss for the portion of the taxable year after October 31. A qualified late-year ordinary loss is the net loss comprised of (a) net gain or loss from the sale or other disposition of capital assets for the portion of the taxable year after October 31, and (b) other ordinary income or loss for the portion of the taxable year after December 31.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Small Cap Opportunities Fund	21

As of April 30, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$590,782,723	$0	$0	$590,782,723
Investment companies	6,652,831	0	0	6,652,831
Other	0	0	1,784,049	1,784,049
Short-term investments
Investment companies	78,180,184	69,799,215	0	147,979,399
	$675,615,738	$69,799,215	$1,784,049	$747,199,002

Further details on the major security types listed above can be found in the Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended April 30, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.80% and declining to 0.70% as the average daily net assets of the Fund increase. For the six months ended April 30, 2012, the advisory fee was equivalent to an annual rate of 0.79% of the Fund’s average daily net assets.

Funds Management has retained the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by Funds Management and do not increase the overall fees paid by the Fund. Schroder Investment Management North America Inc. is the sub-adviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.50% and declining to 0.45% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and for Administrator Class shares, a class level administration fee of 0.10% of its average daily net assets.

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through February 28, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.20% for Administrator Class.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations (if any) and short-term securities, for the six months ended April 30, 2012 were $229,650,284 and $262,795,028, respectively.

22	Wells Fargo Advantage Small Cap Opportunities Fund	Notes to Financial Statements (Unaudited)

6. BANK BORROWINGS

The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended April 30, 2012, the Fund paid $766 in commitment fees.

For the six months ended April 30, 2012, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

In May 2011, FASB issued ASU No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. Management expects that adoption of the ASU will result in additional disclosures in the financial statements, as applicable.

In April 2011, FASB issued ASU No. 2011-03 Reconsideration of Effective Control for Repurchase Agreements. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management has evaluated the impact of adopting the ASU and expects no significant changes.

Other Information (Unaudited)	Wells Fargo Advantage Small Cap Opportunities Fund	23

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargoadvantagefunds.com, or visiting the SEC Web site at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at wellsfargoadvantagefunds.com or by visiting the SEC Web site at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

24	Wells Fargo Advantage Small Cap Opportunities Fund	Other Information (Unaudited)

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 137 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Other Information (Unaudited)	Wells Fargo Advantage Small Cap Opportunities Fund	25

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at wellsfargoadvantagefunds.com.

26	Wells Fargo Advantage Small Cap Opportunities Fund	Other Information (Unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in person meeting held on March 29-30, 2012 (the “Meeting”), the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage Small Cap Opportunities Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Schroder Investment Management North America Inc. (“Schroder”) for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Schroder are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Schroder and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

In providing information to the Board, Funds Management was guided by a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf at the start of the Board’s annual contract renewal process earlier in 2012. In approving the Advisory Agreements, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee likely attributed different weights to various factors.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and Schroder under the Advisory Agreements. The Board also received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and Schroder, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Schroder. In addition, the Board took into account the administrative services provided to the Fund by Funds Management and its affiliates.

The Board’s decision to approve the continuation of the Advisory Agreements was based on a comprehensive evaluation of all of the information provided to it. In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and Schroder about various topics, including Funds Management’s oversight of service providers. The above factors, together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Board in concluding that the nature, extent and quality of the investment advisory services provided to the Fund by Funds Management and Schroder supported the re-approval of the Advisory Agreements. Although the Board considered the continuation of the Advisory Agreements for the Fund as part of the larger process of considering the continuation of the advisory agreements for all of the funds in the complex, its decision to continue the Advisory Agreements for the Fund was ultimately made on a fund-by-fund basis.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2011. The Board also considered these results in comparison to the median performance of a universe of relevant funds (the “Universe”) that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund, and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe. The Board

Other Information (Unaudited)	Wells Fargo Advantage Small Cap Opportunities Fund	27

noted that while the performance of the Fund was lower than the median performance of the Universe for the more recent periods, the performance of the Fund was higher than the median performance of the Universe for the longer-term periods under review. The Board also noted that while the performance of the Fund was lower than the performance of its benchmark, the Lipper Small-Cap Core Funds Index, for the more recent periods under review, the performance of the Fund was higher than the Lipper Small-Cap Core Funds Index for the longer-term periods.

The Board also noted that the Fund’s more recent performance results warranted further discussion. As part of its further review, the Board received an analysis of, and discussed factors contributing to, the underperformance of the Fund relative to the Universe. Funds Management affirmed its confidence in the investment team and process due to the team’s demonstrated ability to achieve outperformance over the long-term. The Board was satisfied that Funds Management was appropriately monitoring the Fund’s investment performance.

The Board received and considered information regarding the Fund’s contractual advisory fee and net operating expense ratio and its various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Board also considered the ratio in comparison to the median ratio of an expense Universe and a narrower expense group of mutual funds (each, an “Expense Group”) that was determined by Lipper to be similar to the Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in the Fund’s Expense Group. The Board noted that the net operating expense ratio of the Fund was in range of the Fund’s Expense Group’s median net operating expense ratio.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements for the Fund.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rate that is payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rate”), both on a stand-alone basis and on a combined basis with the Fund’s administration fee rate. The Board took into account the separate administrative and other services covered by the administration fee rate. The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Funds Management to Schroder for investment sub-advisory services (the “Sub-Advisory Agreement Rate”). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rate and considered the Advisory Agreement Rate after taking the waivers/caps into account (the “Net Advisory Rate”).

The Board received and considered information comparing the Advisory Agreement Rate and Net Advisory Rate with those of other funds in the Fund’s Expense Group median. The Board noted that the Advisory Agreement Rate and Net Advisory Rate for the Fund were higher than the median rates for the Fund’s Expense Group. The Board noted that the Net Advisory Rate for the Fund’s Expense Group did not include transfer-agent expenses. When adjusted to account for transfer-agent expenses, the Board noted that the Net Advisory Rate for the Fund was in range of the median rate for the Fund’s Expense Group.

The Board also received and considered information about the portion of the total management fee that was retained by Funds Management after payment of the fee to Schroder for sub-advisory services. The Board also considered this amount in comparison to the median amount paid by a sub-advised expense Universe that was determined by Lipper to be similar to the Fund.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and Schroder to other types of clients. In this regard, the Board received information about differences between the services, and the compliance, reporting, and other legal burdens and risks of providing investment advice to mutual funds and those associated with providing advice to non-mutual fund clients such as collective funds or institutional separate accounts.

The Board determined that the Advisory Agreement Rate for the Fund, both with and without an administration fee rate and before and after waivers, was reasonable in light of the Fund’s Expense Group information, the net expense ratio commitments, the services covered by the Advisory Agreements and other information provided. The Board also reviewed and considered the Sub-Advisory Agreement Rate and concluded that the Sub-Advisory Agreement Rate was

28	Wells Fargo Advantage Small Cap Opportunities Fund	Other Information (Unaudited)

reasonable in light of the services covered by the sub-advisory agreement, the sub-advised expense information provided by Lipper, and other information provided.

Profitability

The Board received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to the collective Wells Fargo businesses that provide services to the Fund. It considered that the information provided to it was necessarily estimated, and that the profitability information provided to it, especially on a fund-by-fund basis, did not necessarily provide a precise tool for evaluating the appropriateness of the Fund’s Advisory Agreement Rate in isolation. It noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on, among other things, the size and type of fund. The Board concluded that the profitability reported by Funds Management was not unreasonable.

The Board did not consider separate profitability information with respect to Schroder, which is not affiliated with Funds Management. The Board considered that the sub-advisory fees paid to Schroder had been negotiated by Funds Management on an arm’s-length basis and that Schroder’s profitability from its relationship with the Fund was not a material factor in determining whether to renew the sub-advisory agreement.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee structure, which operate generally to reduce the effective Advisory Agreement Rate of the Fund (as a percentage of Fund assets) as the Fund grows in size. It considered that, as a fund shrinks in size, breakpoints conversely result in increasing fee levels. The Board noted that it would have on-going opportunities to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward sharing economies of scale, if any, with the Fund. However, the Board acknowledged the inherent limitations of any analysis of an investment adviser’s economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board’s understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Other benefits to Funds Management and Schroder

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates and Schroder as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Schroder with the Fund and benefits potentially derived from an increase in Funds Management’s and Schroder’ business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates or Schroder).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized and any benefits that may be realized by using an affiliated broker.

Other factors and broader review

The Board also considered the markets for distribution of the Fund’s shares, including the channels through which the Fund’s shares are offered and sold. The Board noted that the Fund is part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Board reviews detailed materials received from Funds Management and Schroder annually as part of the re-approval process under Section 15 of the 1940 Act and also reviews and assesses information about the quality of the services that the Fund receives throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Other Information (Unaudited)	Wells Fargo Advantage Small Cap Opportunities Fund	29

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

30	Wells Fargo Advantage Small Cap Opportunities Fund	List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Agreement
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPA	— Standby Purchase Agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate Trading of Registered Interest and Principal Securities
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

209727 06-12 SA243/SAR243 4-12

Wells Fargo Advantage Small Cap Value Fund

Semi-Annual Report

April 30, 2012

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of April 30, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $211 billion in assets under management, as of April 30, 2012.

Equity Funds
Asia Pacific Fund	Enterprise Fund†	Precious Metals Fund
C&B Large Cap Value Fund	Equity Value Fund	Premier Large Company Growth Fund
C&B Mid Cap Value Fund	Global Opportunities Fund	Small Cap Opportunities Fund
Capital Growth Fund	Growth Fund	Small Cap Value Fund
Common Stock Fund	Index Fund	Small Company Growth Fund
Disciplined U.S. Core Fund	International Equity Fund	Small Company Value Fund
Discovery Fund†	International Value Fund	Small/Mid Cap Core Fund
Diversified Equity Fund	Intrinsic Small Cap Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic Value Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Intrinsic World Equity Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Traditional Small Cap Growth Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Utility and Telecommunications Fund
Emerging Markets Local Bond Fund	Omega Growth Fund
Endeavor Select Fund†	Opportunity Fund†
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Small Cap Value Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

The period was marked by continued concerns about the possible global economic effects of the ongoing European sovereign debt crisis that began in Greece and later spread to the larger economies of Italy and Spain.

In contrast to worrisome data from the eurozone, U.S. economic data remained moderately positive.

Dear Valued Shareholder:

We’re pleased to offer you this semi-annual report for the Wells Fargo Advantage Small Cap Value Fund for the six-month period that ended April 30, 2012. The period was marked by continued concerns about the possible global economic effects of the ongoing European sovereign debt crisis that began in Greece and later spread to the larger economies of Italy and Spain. However, relatively positive U.S. economic data resulted in most U.S. stock indexes posting gains for the period, with large-cap stocks modestly outperforming small-cap stocks.

Macroeconomic optimism seemed to fade as global growth slowed and worries rose.

Prior to and throughout the reporting period, concerns about the eurozone sovereign debt situation returned to center stage. Investors became increasingly concerned that Greece would default on its debt, a scenario that only seemed more likely as eurozone leaders began to openly discuss a “voluntary” haircut on Greek debt for private investors. Because many eurozone banks owned Greek debt and many U.S. banks had financial ties to eurozone banks, investors worried about the effects of such an event on the financial systems and on the global economy.

In October 2011, market participants turned their attention to the debt burdens of Italy—which, like the U.S., also had its credit rating downgraded by Standard & Poor’s—because even though it had a relatively modest budget deficit, it had a high amount of outstanding debt and a stagnant economy. French banks were heavily exposed to Italian debt, so Italy’s woes led to fears of a state bailout of French banks and a resulting increase in France’s expenditures.

The Greek credit crisis was seemingly addressed in March 2012, when the Greek government came to an agreement with its creditors that allowed it to write down the principal on most of its bonds in exchange for increased financial austerity. The Greek agreement, combined with unprecedented support for eurozone banks by the European Central Bank (ECB), seemed to calm investor concerns, at least temporarily, and most developed European markets ended the period with gains.

The U.S. economy reported relatively solid news.

In contrast to worrisome data from the eurozone, U.S. economic data remained moderately positive. Reported gross domestic product (GDP) growth came in at a 1.8% annualized rate in the third quarter of 2011 and then accelerated to a 3.0% annualized rate in the fourth quarter. The initial estimate for GDP growth in the first quarter of 2012 came in at a 2.2% annualized rate, further supporting the case for economic recovery. In addition, the major banks appeared to have taken steps toward repairing their balance sheets; in March, the Federal Reserve (Fed) announced that 15 of the 19 major banks had passed a “stress test” in which the Fed attempted to gauge whether the banks could survive a severe recession that included a 50% drop in the stock market and a 21% percent decline in housing prices.

Financial stocks rebounded and outperformed the broader market for the reporting period after the Fed released details of the stress test. Stocks generally rallied across the market as investors seemed to be increasingly confident that the U.S. would not return to recession.

Letter to Shareholders	Wells Fargo Advantage Small Cap Value Fund	3

Central banks continued to provide stimulus.

Throughout the reporting period, the Federal Open Market Committee kept its key interest rates effectively at zero in order to support the economy and financial system. In response to extreme market volatility and signs of a weakening economy, the Fed announced its intention to keep interest rates low until at least late 2014.

As of November 1, 2011, the ECB had a key rate of 1.50%, which it had increased from 1.0% in an attempt to keep inflation in check. Soon, in response to weakness in the southern European economies, the ECB lowered its key rate to 1.25% in early November 2011 and 1.0% in December 2011. The ECB also continued to provide virtually unlimited liquidity for banks, announcing a Long-Term Refinancing Operation in December through which it provided low-cost three-year loans to lenders.

We use time-tested investment strategies, even as many variables are at work in the market.

Elevated unemployment and debt defaults continue to pressure consumers and businesses alike. In our experience, strict adherence to time-tested investment strategies has its rewards. As a whole, Wells Fargo Advantage Funds represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, we believe it helps in managing risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our Web site at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

4	Wells Fargo Advantage Small Cap Value Fund	Letter to Shareholders

Notice to Shareholders

The Board of Trustees for Wells Fargo Advantage Funds has unanimously approved the following modifications to certain net asset value (NAV) waiver privileges and commission schedules:

■	Effective May 1, 2012, automatic investment plan (AIP) purchases and proceeds received from systematic withdrawals will no longer qualify for NAV repurchase privileges.

■

Effective May 1, 2012, discretionary rights to waive the upfront commission for Class C and “jumbo” Class A share purchases will no longer be granted to broker/dealers. However, we will continue to waive the Class C shares contingent deferred sales charge for redemptions by employer-sponsored retirement plans where the dealer of record waived its commission at the time of purchase.

■

Effective July 31, 2012, NAV purchase privileges for former Evergreen Class IS and Class R shareholders are being modified to remove the ability to purchase Class A shares at NAV unless those shares are held directly with the Fund on or after July 31, 2012.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

Performance Highlights (Unaudited)	Wells Fargo Advantage Small Cap Value Fund	5

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Erik C. Astheimer

I. Charles Rinaldi

Michael Schneider, CFA

FUND INCEPTION

December 31, 1997

TEN LARGEST EQUITY HOLDINGS[1] (AS OF APRIL 30, 2012)
InterOil Corporation	7.84%
Randgold Resources Limited ADR	6.25%
Chimera Investment Corporation	3.18%
Range Resources Corporation	2.97%
Chicago Bridge & Iron Company NV	2.68%
United Continental Holdings Incorporated	2.27%
Orasure Technologies Incorporated	1.90%
Trilogy Energy Corporation	1.81%
McMoRan Exploration Company	1.66%
Argo Group International Holdings Limited	1.62%

SECTOR DISTRIBUTION[2] (AS OF APRIL 30, 2012)

1.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

2.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Small Cap Value Fund	Performance Highlights (Unaudited)

AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF APRIL 30, 2012)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[5]
Class A (SMVAX)	11/30/2000	1.08	(11.67)	1.27	8.13	7.24	(6.30)	2.47	8.77	1.34%	1.32%
Class B (SMVBX)**	11/30/2000	1.80	(12.01)	1.32	8.19	6.80	(7.01)	1.70	8.19	2.09%	2.07%
Class C (SMVCX)	11/30/2000	5.82	(8.00)	1.71	7.96	6.82	(7.00)	1.71	7.96	2.09%	2.07%
Administrator Class (SMVDX)	07/30/2010					7.32	(6.09)	2.73	8.89	1.18%	1.12%
Institutional Class (WFSVX)	07/31/2007					7.44	(5.92)	2.92	9.08	0.91%	0.91%
Investor Class (SSMVX)	12/31/1997					7.18	(6.35)	2.50	8.86	1.41%	1.35%
Russell 2000® Value Index[6]						11.47	(4.06)	(0.49)	6.07

*	Returns for periods of less than one year are not annualized.

**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s Web site – wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

3.	Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to the Administrator Class shares. Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Investor Class shares, and includes the higher expenses applicable to the Investor Class shares. If these expenses had not been included, returns would be higher. Effective June 20, 2008, Class Z was renamed Investor Class and modified to assume the features and attributes of the Investor Class.

4.	Reflects the expense ratios as stated in the most recent prospectuses.

5.	The Adviser has committed through February 28, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.30% for Class A, 2.05% for Class B, 2.05% for Class C, 1.10% for Administrator Class, 0.90% for Institutional Class and 1.33% for Investor Class. Without this cap, the Fund’s returns would have been lower.

6.	The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

Fund Expenses (Unaudited)	Wells Fargo Advantage Small Cap Value Fund	7

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2011 to April 30, 2012.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11-01-2011	Ending Account Value 04-30-2012	Expenses Paid During the Period¹	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,072.40	$6.70	1.30%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.40	$6.52	1.30%
Class B
Actual	$1,000.00	$1,068.04	$10.54	2.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.67	$10.27	2.05%
Class C
Actual	$1,000.00	$1,068.24	$10.54	2.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.67	$10.27	2.05%
Administrator Class
Actual	$1,000.00	$1,073.16	$5.67	1.10%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.39	$5.52	1.10%
Institutional Class
Actual	$1,000.00	$1,074.39	$4.64	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.39	$4.52	0.90%
Investor Class
Actual	$1,000.00	$1,071.83	$6.85	1.33%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.25	$6.67	1.33%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

8	Wells Fargo Advantage Small Cap Value Fund	Portfolio of Investments—April 30, 2012 (Unaudited)

Security Name	Shares	Value

Common Stocks: 93.79%

Consumer Discretionary: 6.46%

Automobiles: 0.07%
Winnebago Industries Incorporated †	260,800	$2,542,801

Diversified Consumer Services: 0.64%
Cambium Learning Group Incorporated †	1,344,600	3,052,242
Corinthian Colleges Incorporated †**	5,160,200	19,815,170
Voyager Expanded Learning Incorporated †(a)(i)	1,649,100	0

		22,867,412

Hotels, Restaurants & Leisure: 1.84%
Denny’s Corporation †	3,235,932	13,396,758
Scientific Games Corporation Class A †	2,291,800	23,284,688
The Wendy’s Company	6,088,000	29,648,560

		66,330,006

Household Durables: 0.90%
Cavco Industries Incorporated †**	474,000	24,458,400
KB Home Incorporated	363,600	3,156,048
Skyline Corporation **	859,100	4,716,459

		32,330,907

Internet & Catalog Retail: 0.08%
dELiA*s Incorporated †**	1,892,000	2,913,680

Media: 0.53%
Discovery Communications Incorporated †	382,000	18,981,580

Multiline Retail: 0.22%
Saks Incorporated †	726,600	7,963,536

Specialty Retail: 2.18%
Collective Brands Incorporated †	1,747,200	36,289,344
GameStop Corporation Class A	595,500	13,553,580
rue21 Incorporated †	339,300	10,297,755
Talbots Incorporated †	2,468,600	7,307,056
Vitamin Shoppe Incorporated †	238,600	11,230,902

		78,678,637

Consumer Staples: 0.72%

Personal Products: 0.72%
Prestige Brands Holdings Incorporated †	1,523,900	25,891,061

Energy: 22.93%

Energy Equipment & Services: 7.33%
Ensco International plc ADR	167,700	9,164,805
Helix Energy Solutions Group Incorporated †	1,186,300	24,212,383
Helmerich & Payne Incorporated	640,800	32,930,712

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—April 30, 2012 (Unaudited)	Wells Fargo Advantage Small Cap Value Fund	9

Security Name	Shares	Value

Energy Equipment & Services (continued)
ION Geophysical Corporation †	6,601,300	$41,126,099
Key Energy Services Incorporated †	2,170,100	27,473,466
Newpark Resources Incorporated †**	7,193,200	45,748,752
Oceaneering International Incorporated #	590,500	30,487,515
Parker Drilling Company †	2,248,200	11,623,194
PHI Incorporated (non-voting) †**	799,800	21,298,674
PHI Incorporated (voting) †**	145,792	3,583,567
Vantage Drilling Company †	3,565,300	5,633,174
Willbros Group Incorporated †	2,029,700	10,960,380

		264,242,721

Oil, Gas & Consumable Fuels: 15.60%
Forest Oil Corporation †	959,800	12,784,536
InterOil Corporation †**#	4,677,500	282,708,100
Lone Pine Resources Incorporated †	585,100	3,487,196
McMoRan Exploration Company †#	6,799,300	59,833,840
Newfield Exploration Company †	282,900	10,156,110
PetroQuest Energy Incorporated †	361,800	2,185,272
Pioneer Natural Resources Company	100,600	11,651,492
Plains Exploration & Product Company †	177,500	7,250,875
Range Resources Corporation	1,604,400	106,949,304
Trilogy Energy Corporation	2,357,100	65,188,006

		562,194,731

Financials: 17.06%

Commercial Banks: 2.78%
Ameris Bancorp †	375,597	4,657,403
Associated Banc-Corporation	473,600	6,313,088
Bancorp Incorporated †	1,331,000	13,669,370
BBCN Bancorp Incorporated †	909,301	9,984,125
Centerstate Banks Incorporated	1,205,000	9,688,200
City National Corporation	318,300	16,952,658
First Horizon National Corporation	1,080,100	9,915,318
IBERIABANK Corporation	353,800	18,068,566
Park Sterling Corporation †	973,800	4,586,598
Sandy Spring Bancorp Incorporated	213,900	3,852,339
Western Liberty Bancorp †**	818,800	2,415,460

		100,103,125

Diversified Financial Services: 0.35%
NBH Holdings Corporation †(a)144A	753,000	12,801,000

Insurance: 2.85%
Argo Group International Holdings Limited **	2,027,100	58,502,106
Hilltop Holdings Incorporated †	1,844,900	14,630,057
Mercury General Corporation	412,100	18,622,799
OneBeacon Insurance Group Limited	766,100	10,901,603

		102,656,565

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Small Cap Value Fund	Portfolio of Investments—April 30, 2012 (Unaudited)

Security Name	Shares	Value

REITs: 10.61%
Anworth Mortgage Asset Corporation	2,401,300	$16,184,762
Capstead Mortgage Corporation	3,253,400	44,669,182
Chimera Investment Corporation	39,593,000	114,423,770
Crexus Investment Corporation **	4,197,400	44,030,726
Hatteras Financial Corporation	872,500	25,415,925
Invesco Mortgage Capital Incorporated	2,694,000	47,522,160
MFA Mortgage Investments Incorporated	4,838,400	35,707,392
Redwood Trust Incorporated	1,990,200	23,245,536
Sun Communities Incorporated	709,600	31,045,000

		382,244,453

Thrifts & Mortgage Finance: 0.47%
First Niagara Financial Group Incorporated	1,448,200	12,946,908
Northwest Bancshares Incorporated	337,900	4,162,928

		17,109,836

Health Care: 7.50%

Health Care Equipment & Supplies: 3.76%
Hill-Rom Holdings Incorporated	258,300	8,381,835
Hologic Incorporated †	772,800	14,775,936
Invacare Corporation	276,100	4,376,185
Orasure Technologies Incorporated †**	5,972,700	68,506,869
Symmetry Medical Incorporated †	1,238,500	8,805,735
Thoratec Corporation †	453,000	15,768,930
Varian Medical Systems Incorporated †	232,100	14,719,782

		135,335,272

Health Care Providers & Services: 1.87%
Amedisys Incorporated †	1,229,700	18,113,481
Community Health Systems Incorporated †#	524,600	12,768,764
Cross Country Healthcare Incorporated †**	2,143,800	9,882,918
Gentiva Health Services Incorporated †**	2,365,500	19,586,340
Healthways Incorporated †	1,055,700	7,041,519

		67,393,022

Health Care Technology: 0.61%
Allscripts Healthcare Solutions Incorporated †	1,066,400	11,815,712
Medidata Solutions Incorporated †	395,200	10,239,632

		22,055,344

Life Sciences Tools & Services: 1.26%
Accelrys Incorporated †	1,770,200	14,568,746
Nordion Incorporated	1,453,600	13,300,440
Parexel International Corporation †	654,600	17,634,924

		45,504,110

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—April 30, 2012 (Unaudited)	Wells Fargo Advantage Small Cap Value Fund	11

Security Name	Shares	Value

Industrials: 13.62%

Airlines: 5.02%
Alaska Air Group Incorporated †#	1,090,700	$36,865,660
Delta Air Lines Incorporated †	4,972,500	54,498,600
Lan Airlines SA ADR	271,500	7,653,585
United Continental Holdings Incorporated †	3,730,100	81,763,792

		180,781,637

Commercial Services & Supplies: 4.45%
ABM Industries Incorporated	1,909,700	44,457,816
ACCO Brands Corporation †	1,329,655	14,027,860
GEO Group Incorporated †	2,815,200	58,302,792
Healthcare Services Group	911,600	19,344,152
Hill International Incorporated †**	2,602,800	9,265,968
Kforce Incorporated †	549,400	7,949,818
Verisk Analytics Incorporated Class A †	146,300	7,161,385

		160,509,791

Construction & Engineering: 3.04%
Chicago Bridge & Iron Company NV	2,175,500	96,635,710
Primoris Services Corporation	904,600	13,044,332

		109,680,042

Electrical Equipment: 0.71%
GrafTech International Limited †	1,966,800	23,090,232
Polypore International Incorporated †#	67,200	2,509,920

		25,600,152

Road & Rail: 0.13%
Covenant Transport Incorporated Class A †**	1,402,400	4,641,944

Trading Companies & Distributors: 0.27%
Applied Industrial Technologies Incorporated	245,000	9,628,500

Information Technology: 8.46%

Communications Equipment: 1.34%
Acme Packet Incorporated †	311,200	8,735,384
Brocade Communications Systems Incorporated †	3,900,200	21,607,108
Harmonic Incorporated †	2,993,800	14,130,736
MRV Communications Incorporated	3,634,000	3,779,360

		48,252,588

Computers & Peripherals: 2.16%
Cray Incorporated †**	3,803,000	42,403,450
Intermec Incorporated †**	3,525,100	18,753,532
Quantum Corporation †	7,113,100	16,929,178

		78,086,160

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Small Cap Value Fund	Portfolio of Investments—April 30, 2012 (Unaudited)

Security Name	Shares	Value

Electronic Equipment, Instruments & Components: 4.33%
Checkpoint Systems Incorporated †	1,017,900	$11,156,184
Cognex Corporation	727,700	29,289,925
Coherent Incorporated †	902,900	47,492,540
OSI Systems Incorporated †	755,440	50,508,718
Power One Incorporated †	4,097,100	17,535,588

		155,982,955

Internet Software & Services: 0.40%
Monster Worldwide Incorporated †	1,659,900	14,324,937

Office Electronics: 0.23%
Zebra Technologies Corporation †	212,600	8,246,754

Materials: 16.01%

Chemicals: 0.44%
Calgon Carbon Corporation †	1,149,000	15,902,160

Containers & Packaging: 0.98%
Intertape Polymer Group Incorporated †**	6,535,124	35,351,753

Metals & Mining: 14.18%
Agnico-Eagle Mines Limited	1,421,000	56,726,320
Carpenter Technology Corporation #	869,400	48,390,804
Eldorado Gold Corporation	1,429,600	20,271,728
Great Basin Gold Limited †	6,851,500	4,827,567
Harry Winston Diamond Corporation †	488,500	6,966,010
Petaquilla Minerals Limited †	2,075,700	894,627
Randgold Resources Limited ADR	2,526,458	225,233,731
Royal Gold Incorporated	739,900	45,844,204
Sandstorm Gold Limited †(i)	12,419,548	22,630,143
Silver Standard Resources Incorporated †	1,627,900	23,474,318
Steel Dynamics Incorporated	2,301,700	29,392,709
United States Steel Corporation	539,100	15,272,703
Webco Industries Incorporated †**(a)(i)	89,600	11,200,000

		511,124,864

Paper & Forest Products: 0.41%
Wausau Paper Corporation	1,611,000	14,595,660

Telecommunication Services: 1.03%

Diversified Telecommunication Services: 1.03%
Cincinnati Bell Incorporated †	9,747,200	37,039,360

Total Common Stocks (Cost $2,689,095,944)		3,379,889,056

Investment Companies: 1.06%
Market Vectors Gold Miners ETF	674,300	31,280,777
SPDR S&P Regional Banking ETF	240,200	6,742,414

Total Investment Companies (Cost $28,155,462)		38,023,191

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—April 30, 2012 (Unaudited)	Wells Fargo Advantage Small Cap Value Fund	13

Security Name		Expiration Date	Shares	Value

Warrants: 0.01%

Materials: 0.01%

Metals & Mining: 0.01%
Sandstorm Gold Limited †(i)		10/19/2015	470,263	$442,724

Total Warrants (Cost $0)				442,724

	Yield
Short-Term Investments: 4.88%

Investment Companies: 4.88%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.11%		175,959,968	175,959,968

Total Short-Term Investments (Cost $175,959,968)				175,959,968

Total Investments in Securities
(Cost $2,893,211,374)*	99.74%	3,594,314,939
Other Assets and Liabilities, Net	0.26	9,476,070

Total Net Assets	100.00%	$3,603,791,009

†	Non-income earning security

**	Represents an affiliate of the Fund under Section 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940, as the Fund holds 5% or more of the issuer’s outstanding voting shares.

(l)	Investment in an affiliate.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $2,945,263,793 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,042,857,176
Gross unrealized depreciation	(393,806,030)

Net unrealized appreciation	$649,051,146

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Small Cap Value Fund	Statement of Assets and Liabilities—April 30, 2012 (Unaudited)

Assets
Investments
In unaffiliated securities, at value (see cost below)	$2,688,571,105
In affiliated securities, at value (see cost below)	905,743,834

Total investments, at value (see cost below)	3,594,314,939
Foreign currency, at value (see cost below)	481,581
Receivable for investments sold	34,856,133
Receivable for Fund shares sold	3,237,297
Receivable for dividends	794,127
Prepaid expenses and other assets	118,349

Total assets	3,633,802,426

Liabilities
Payable for investments purchased	6,348,975
Payable for Fund shares redeemed	19,265,840
Written options, at value	838,030
Advisory fee payable	2,049,621
Distribution fees payable	62,929
Due to other related parties	732,217
Accrued expenses and other liabilities	713,805

Total liabilities	30,011,417

Total net assets	$3,603,791,009

NET ASSETS CONSIST OF
Paid-in capital	$2,848,732,109
Undistributed net investment income	18,341,444
Accumulated net realized gains on investments	35,669,945
Net unrealized gains on investments	701,047,511

Total net assets	$3,603,791,009

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$608,284,608
Shares outstanding – Class A	19,367,578
Net asset value per share – Class A	$31.41
Maximum offering price per share – Class A2	$33.33
Net assets – Class B	$2,293,665
Shares outstanding – Class B	80,407
Net asset value per share – Class B	$28.53
Net assets – Class C	$101,776,272
Shares outstanding – Class C	3,558,860
Net asset value per share – Class C	$28.60
Net assets – Administrator Class	$463,375,683
Shares outstanding – Administrator Class	14,512,715
Net asset value per share – Administrator Class	$31.93
Net assets – Institutional Class	$1,086,604,833
Shares outstanding – Institutional Class	33,952,919
Net asset value per share – Institutional Class	$32.00
Net assets – Investor Class	$1,341,455,948
Shares outstanding – Investor Class	41,992,203
Net asset value per share – Investor Class	$31.95

Investments in unaffiliated securities, at cost	$2,014,076,983

Investments in affiliated securities, at cost	$879,134,391

Total investments, at cost	$2,893,211,374

Foreign currency, at cost	$481,381

Premiums received on written options	$782,051

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of Operations—Six Months Ended April 30, 2012 (Unaudited)	Wells Fargo Advantage Small Cap Value Fund	15

Investment income
Dividends*	$34,414,548
Income from affiliated securities	3,167,996
Interest	247

Total investment income	37,582,791

Expenses
Advisory fee	13,597,421
Administration fees
Fund level	913,526
Class A	788,624
Class B	3,679
Class C	131,784
Administrator Class	218,973
Institutional Class	438,110
Investor Class	2,326,577
Shareholder servicing fees
Class A	758,292
Class B	3,537
Class C	126,716
Administrator Class	539,193
Investor Class	1,757,456
Distribution fees
Class B	10,611
Class C	380,148
Custody and accounting fees	123,647
Professional fees	5,572
Registration fees	44,991
Shareholder report expenses	301,187
Trustees’ fees and expenses	7,153
Other fees and expenses	22,350

Total expenses	22,499,547
Less: Fee waivers and/or expense reimbursements	(770,438)

Net expenses	21,729,109

Net investment income	15,853,682

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	96,968,754
Affiliated securities	(11,443,058)
Written options	5,460,218

Net realized gains on investments	90,985,914

Net change in unrealized gains (losses) on:
Unaffiliated securities	(19,723,791)
Affiliated securities	172,058,291
Written options	(565,441)

Net change in unrealized gains (losses) on investments	151,769,059

Net realized and unrealized gains (losses) on investments	242,754,973

Net increase in net assets resulting from operations	$258,608,655

* Net of foreign dividend withholding taxes of	$273,640

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Small Cap Value Fund	Statements of Changes in Net Assets

	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31, 2011

Operations
Net investment income		$15,853,682		$25,043,399
Net realized gains on investments		90,985,914		283,458,784
Net change in unrealized gains (losses) on investments		151,769,059		(285,641,719)

Net increase in net assets resulting from operations		258,608,655		22,860,464

Distributions to shareholders from
Net investment income
Class A		(2,385,351)		(4,396,556)
Class C		0		(83,480)
Administrator Class		(3,013,023)		(531,686)
Institutional Class		(9,038,092)		(13,357,649)
Investor Class		(4,239,217)		(11,250,575)
Net realized gains
Class A		(3,005,579)		0
Class B		(16,445)		0
Class C		(554,099)		0
Administrator Class		(2,132,516)		0
Institutional Class		(5,234,087)		0
Investor Class		(7,077,075)		0

Total distributions to shareholders		(36,695,484)		(29,619,946)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,928,546	60,120,963	6,031,389	189,722,518
Class B	1,478	42,609	13,202	382,401
Class C	198,104	5,608,998	754,421	21,856,158
Administrator Class	3,829,132	119,425,448	16,211,924	524,406,670
Institutional Class	4,364,752	138,478,188	15,357,371	489,770,336
Investor Class	2,891,829	91,131,439	8,243,936	263,453,483

		414,807,645		1,489,591,566

Reinvestment of distributions
Class A	169,315	4,974,950	135,471	4,274,123
Class B	538	14,784	0	0
Class C	17,425	480,227	2,516	72,756
Administrator Class	36,715	1,086,412	13,805	442,990
Institutional Class	468,480	13,849,753	403,997	12,976,398
Investor Class	373,334	11,203,611	345,521	11,080,846

		31,609,737		28,847,113

Payment for shares redeemed
Class A	(2,916,231)	(89,644,910)	(7,704,835)	(238,688,260)
Class B	(67,893)	(1,903,314)	(1,215,166)	(34,908,725)
Class C	(372,699)	(10,450,302)	(644,161)	(18,099,250)
Administrator Class	(2,311,595)	(72,655,251)	(3,558,857)	(109,400,083)
Institutional Class	(6,434,575)	(201,219,833)	(22,385,193)	(723,539,192)
Investor Class	(9,491,240)	(302,003,383)	(25,609,396)	(809,831,832)

		(677,876,993)		(1,934,467,342)

Net decrease in net assets resulting from capital share transactions		(231,459,611)		(416,028,663)

Total decrease in net assets		(9,546,440)		(422,788,145)

Net assets
Beginning of period		3,613,337,449		4,036,125,594

End of period		$3,603,791,009		$3,613,337,449

Undistributed net investment income		$18,341,444		$21,163,445

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Small Cap Value Fund	17

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31,
Class A		2011	2010	2009	2008	2007
Net asset value, beginning of period	$29.56	$29.71	$23.32	$18.22	$36.28	$32.63
Net investment income (loss)	0.12	0.16	0.22 [1]	0.15 [1]	(0.02)[1]	(0.15)[1]
Net realized and unrealized gains (losses) on investments	2.00	(0.11)	6.29	4.95	(13.25)	6.76

Total from investment operations	2.12	0.05	6.51	5.10	(13.27)	6.61
Distributions to shareholders from
Net investment income	(0.12)	(0.20)	(0.12)	0.00	(0.01)	0.00
Net realized gains	(0.15)	0.00	0.00	0.00	(4.78)	(2.96)

Total distributions to shareholders	(0.27)	(0.20)	(0.12)	0.00	(4.79)	(2.96)
Net asset value, end of period	$31.41	$29.56	$29.71	$23.32	$18.22	$36.28
Total return[2]	7.24%	0.11%	28.01%	27.99%	(41.27)%	21.87%
Ratios to average net assets (annualized)
Gross expenses	1.33%	1.32%	1.38%	1.44%	1.44%	1.44%
Net expenses	1.30%	1.30%	1.37%	1.44%	1.44%	1.44%
Net investment income (loss)	0.76%	0.50%	0.79%	0.79%	(0.08)%	(0.45)%
Supplemental data
Portfolio turnover rate	8%	17%	21%	27%	27%	48%
Net assets, end of period (000’s omitted)	$608,285	$596,741	$645,371	$438,744	$382,412	$715,334

1.	Calculated based upon average shares outstanding

2.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Small Cap Value Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31,
Class B		2011	2010	2009	2008	2007
Net asset value, beginning of period	$26.85	$27.02	$21.28	$16.75	$33.98	$30.96
Net investment income (loss)	0.00 [1,2]	(0.16)[1]	0.00 [1,2]	0.01 [1]	(0.22)[1]	(0.38)[1]
Net realized and unrealized gains (losses) on investments	1.83	(0.01)	5.74	4.52	(12.23)	6.36

Total from investment operations	1.83	(0.17)	5.74	4.53	(12.45)	5.98
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	0.00	0.00
Net realized gains	(0.15)	0.00	0.00	0.00	(4.78)	(2.96)

Total distributions to shareholders	(0.15)	0.00	0.00	0.00	(4.78)	(2.96)
Net asset value, end of period	$28.53	$26.85	$27.02	$21.28	$16.75	$33.98
Total return[3]	6.80%	(0.63)%	26.97%	27.04%	(41.68)%	20.94%
Ratios to average net assets (annualized)
Gross expenses	2.08%	2.06%	2.13%	2.19%	2.19%	2.19%
Net expenses	2.05%	2.04%	2.13%	2.19%	2.19%	2.19%
Net investment income (loss)	0.02%	(0.57)%	0.00%[2]	0.03%	(0.87)%	(1.20)%
Supplemental data
Portfolio turnover rate	8%	17%	21%	27%	27%	48%
Net assets, end of period (000’s omitted)	$2,294	$3,928	$36,436	$46,175	$53,515	$123,492

1.	Calculated based upon average shares outstanding

2.	Amount is less than 0.005 of the value indicated.

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Small Cap Value Fund	19

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31,
Class C		2011	2010	2009	2008	2007
Net asset value, beginning of period	$26.92	$27.11	$21.34	$16.80	$34.07	$31.03
Net investment income (loss)	0.00 [1,2]	(0.07)[1]	0.01 [1]	0.01 [1]	(0.22)[1]	(0.38)[1]
Net realized and unrealized gains (losses) on investments	1.83	(0.10)	5.76	4.53	(12.27)	6.38

Total from investment operations	1.83	(0.17)	5.77	4.54	(12.49)	6.00
Distributions to shareholders from
Net investment income	0.00	(0.02)	0.00	0.00	0.00	0.00
Net realized gains	(0.15)	0.00	0.00	0.00	(4.78)	(2.96)

Total distributions to shareholders	(0.15)	(0.02)	0.00	0.00	(4.78)	(2.96)
Net asset value, end of period	$28.60	$26.92	$27.11	$21.34	$16.80	$34.07
Total return[3]	6.82%	(0.62)%	27.04%	27.02%	(41.69)%	20.96%
Ratios to average net assets (annualized)
Gross expenses	2.08%	2.07%	2.13%	2.19%	2.19%	2.19%
Net expenses	2.05%	2.05%	2.12%	2.19%	2.19%	2.19%
Net investment income (loss)	0.01%	(0.24)%	0.04%	0.03%	(0.85)%	(1.20)%
Supplemental data
Portfolio turnover rate	8%	17%	21%	27%	27%	48%
Net assets, end of period (000’s omitted)	$101,776	$100,032	$97,675	$70,558	$69,952	$146,997

1.	Calculated based upon average shares outstanding

2.	Amount is less than $0.005

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Small Cap Value Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31,
Administrator Class		2011	2010[1]
Net asset value, beginning of period	$30.12	$30.32	$28.12
Net investment income	0.14	0.29 [2]	0.05 [2]
Net realized and unrealized gains (losses) on investments	2.03	(0.17)	2.15

Total from investment operations	2.17	0.12	2.20
Distributions to shareholders from
Net investment income	(0.21)	(0.32)	0.00
Net realized gains	(0.15)	0.00	0.00

Total distributions to shareholders	(0.36)	(0.32)	0.00
Net asset value, end of period	$31.93	$30.12	$30.32
Total return[3]	7.32%	0.32%	7.82%
Ratios to average net assets (annualized)
Gross expenses	1.17%	1.15%	1.28%
Net expenses	1.10%	1.10%	1.10%
Net investment income	0.94%	0.91%	0.79%
Supplemental data
Portfolio turnover rate	8%	17%	21%
Net assets, end of period (000’s omitted)	$463,376	$390,266	$8,841

1.	For the period from July 30, 2010 (commencement of class operations) to October 31, 2010.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Small Cap Value Fund	21

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31,
Institutional Class		2011	2010	2009	2008	2007[1]
Net asset value, beginning of period	$30.21	$30.33	$23.80	$18.50	$36.77	$34.30
Net investment income	0.20	0.31	0.34 [2]	0.25 [2]	0.13 [2]	0.01 [2]
Net realized and unrealized gains (losses) on investments	2.00	(0.12)	6.42	5.05	(13.45)	2.46

Total from investment operations	2.20	0.19	6.76	5.30	(13.32)	2.47
Distributions to shareholders from
Net investment income	(0.26)	(0.31)	(0.23)	0.00	(0.17)	0.00
Net realized gains	(0.15)	0.00	0.00	0.00	(4.78)	0.00

Total distributions to shareholders	(0.41)	(0.31)	(0.23)	0.00	(4.95)	0.00
Net asset value, end of period	$32.00	$30.21	$30.33	$23.80	$18.50	$36.77
Total return[3]	7.44%	0.52%	28.53%	28.65%	(40.96)%	7.20%
Ratios to average net assets (annualized)
Gross expenses	0.90%	0.89%	0.94%	1.00%	0.99%	0.97%
Net expenses	0.90%	0.89%	0.93%	0.95%	0.95%	0.94%
Net investment income	1.16%	0.97%	1.23%	1.24%	0.49%	0.13%
Supplemental data
Portfolio turnover rate	8%	17%	21%	27%	27%	48%
Net assets, end of period (000’s omitted)	$1,086,605	$1,073,943	$1,279,201	$843,753	$340,878	$8,707

1.	For the period from July 31, 2007 (commencement of class operations) to October 31, 2007.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Small Cap Value Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31,
Investor Class		2011	2010	2009	2008[1]	2007[1]
Net asset value, beginning of period	$30.04	$30.18	$23.70	$18.50	$36.73	$32.98
Net investment income (loss)	0.11 [2]	0.14 [2]	0.22 [2]	0.17 [2]	(0.01)[2]	(0.13)[2]
Net realized and unrealized gains (losses) on investments	2.04	(0.10)	6.39	5.03	(13.43)	6.84

Total from investment operations	2.15	0.04	6.61	5.20	(13.44)	6.71
Distributions to shareholders from
Net investment income	(0.09)	(0.18)	(0.13)	0.00	(0.01)	0.00
Net realized gains	(0.15)	0.00	0.00	0.00	(4.78)	(2.96)

Total distributions to shareholders	(0.24)	(0.18)	(0.13)	0.00	(4.79)	(2.96)
Net asset value, end of period	$31.95	$30.04	$30.18	$23.70	$18.50	$36.73
Total return[3]	7.18%	0.09%	27.99%	28.11%	(41.20)%	21.95%
Ratios to average net assets (annualized)
Gross expenses	1.40%	1.39%	1.47%	1.55%	1.57%	1.61%
Net expenses	1.33%	1.33%	1.35%	1.36%	1.36%	1.36%
Net investment income (loss)	0.72%	0.45%	0.80%	0.88%	(0.02)%	(0.37)%
Supplemental data
Portfolio turnover rate	8%	17%	21%	27%	27%	48%
Net assets, end of period (000’s omitted)	$1,341,456	$1,448,429	$1,968,601	$1,523,637	$1,461,833	$3,183,124

1.	Effective June 20, 2008, Class Z was renamed Investor Class.

2.	Calculated based upon average shares outstanding

3.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Small Cap Value Fund	23

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Small Cap Value Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. As a result of the fair value pricing procedures, these securities which are normally categorized as Level 1 in the fair value hierarchy will represent a transfer from a Level 1 to a Level 2 security and will be categorized as Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. On April 30, 2012, fair value pricing was not used in pricing foreign securities.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued prices are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. The securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

24	Wells Fargo Advantage Small Cap Value Fund	Notes to Financial Statements (Unaudited)

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Options

The Fund may be subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may write covered call options or secured put options. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options, which expire unexercised, are recognized as realized gains from investments on the expiration date. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may also purchase call or put options. The premium is included in the Statement of Assets and Liabilities as an investment which is subsequently adjusted to the current market value of the option. Premiums paid for purchased options which expire are recognized as realized losses from investments on the expiration date. Premiums paid for purchased options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Options traded on an exchange are regulated and terms of the options are standardized. Options traded over the counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Small Cap Value Fund	25

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years which began after December 22, 2010 for an unlimited period. However, any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than be considered all short-term as under previous law. In addition, the Fund may elect to defer any portion of a post-October capital loss or qualified late-year ordinary loss to the first day of the following taxable year. A post-October capital loss is the greatest of the net capital loss, net short-term capital loss or net long-term capital loss for the portion of the taxable year after October 31. A qualified late-year ordinary loss is the net loss comprised of (a) net gain or loss from the sale or other disposition of capital assets for the portion of the taxable year after October 31, and (b) other ordinary income or loss for the portion of the taxable year after December 31.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

26	Wells Fargo Advantage Small Cap Value Fund	Notes to Financial Statements (Unaudited)

As of April 30, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$3,355,888,056	$11,200,000	$12,801,000	$3,379,889,056
Investment companies	38,023,191	0	0	38,023,191
Warrants	0	442,724	0	442,724
Short-term investments
Investment companies	175,959,968	0	0	175,959,968
	$3,569,871,215	$11,642,724	$12,801,000	$3,594,314,939

Further details on the major security types listed above can be found in the Portfolio of Investments.

As of April 30, 2012, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other Financial Instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Written options	$0	$(838,030)	$0	$(838,030)

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended April 30, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.80% and declining to 0.70% as the average daily net assets of the Fund increase. For the six months ended April 30, 2012, the advisory fee was equivalent to an annual rate of 0.74% of the Fund’s average daily net assets.

Funds Management has retained the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by Funds Management and do not increase the overall fees paid by the Fund. Wells Capital Management Incorporated (“Wells Capital Management”), an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Class A, Class B, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.33

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Small Cap Value Fund	27

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through February 28, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.30% for Class A, 2.05% for Class B, 2.05% for Class C, 1.10% for Administrator Class, 0.90% for Institutional Class and 1.33% for Investor Class.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B, Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended April 30, 2012, Wells Fargo Funds Distributor, LLC received $13,557 from the sale of Class A shares and $2,695, $442 and $1,291 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Administrator Class and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations (if any) and short-term securities, for the six months ended April 30, 2012 were $272,490,099 and $598,064,173, respectively.

6. INVESTMENTS IN AFFILIATES

An affiliate company is a company in which the Fund has ownership of at least 5% of the outstanding voting shares. A summary of the transactions with affiliates for the six months ended April 30, 2012 was as follows:

	Shares, Beginning of Period	Shares Purchased	Shares Sold	Shares, End of Period	Value, End of Period	Income from Affiliated Securities	Realized Gains (Losses)
Argo Group International Holdings Limited	1,907,100	125,900	5,900	2,027,100	$58,502,106	$470,004	$(110,305)
Cavco Industries Incorporated	390,000	94,433	10,433	474,000	24,458,400	0	80,840
Corinthian Colleges Incorporated	5,293,600	868,400	1,001,800	5,160,200	19,815,170	0	(333,924)
Covenant Transport Incorporated Class A	1,374,000	28,400	0	1,402,400	4,641,944	0	0
Cray Incorporated	4,114,100	48,900	360,000	3,803,000	42,403,450	0	(2,147,512)
Crexus Investment Corporation	4,253,200	0	55,800	4,197,400	44,030,726	2,629,420	(265,310)
Cross Country Healthcare Incorporated	2,091,800	52,000	0	2,143,800	9,882,918	0	0
dELiA*s Incorporated	1,870,800	34,000	12,800	1,892,000	2,913,680	0	(5,390)
Gentiva Health Services Incorporated	1,745,200	620,300	0	2,365,500	19,586,340	0	0
Hill International Incorporated	2,522,700	94,916	14,816	2,602,800	9,265,968	0	(18,747)
Intermec Incorporated	3,381,300	169,900	26,100	3,525,100	18,753,532	0	(484,602)
InterOil Corporation	4,785,900	178,100	286,500	4,677,500	282,708,100	0	(2,196,456)
Intertape Polymer Group Incorporated	7,540,224	0	1,005,100	6,535,124	35,351,753	0	(5,985,042)
Newpark Resources Incorporated	7,303,600	74,600	185,000	7,193,200	45,748,752	0	206,222
Orasure Technologies Incorporated	5,712,000	287,000	26,300	5,972,700	68,506,869	0	(25,564)
PHI Incorporated (non-voting)	825,600	0	25,800	799,800	21,298,674	0	(157,268)
PHI Incorporated (voting)	128,192	17,600	0	145,792	3,583,567	0	0
Skyline Corporation	683,800	175,300	0	859,100	4,716,459	0	0
Webco Industries Incorporated	89,457	143	0	89,600	11,200,000	0	0
Western Liberty Bancorp	818,800	0	0	818,800	2,415,460	0	0
					$729,783,868	$3,099,424	$(11,443,058)

28	Wells Fargo Advantage Small Cap Value Fund	Notes to Financial Statements (Unaudited)

7. DERIVATIVE TRANSACTIONS

During the six months ended April 30, 2012, the Fund entered into written options for economic hedging purposes.

During the six months ended April 30, 2012, the Fund had written call option activities as follows:

	Number of Contracts	Premiums Received
Options outstanding at October 31, 2011	3,600	$1,417,710
Options written	35,344	8,681,231
Options expired	(2,559)	(672,796)
Options terminated in closing purchase transactions	(32,234)	(8,547,593)
Options exercised	(502)	(96,501)
Options outstanding at April 30, 2012	3,649	$782,051

Expiration Date	Issuer Name	Number of Contracts	Strike Price	Value
May 2012	Carpenter Technology Corporation	200	$55.00	$(39,000)
May 2012	Carpenter Technology Corporation	199	50.00	(113,430)
May 2012	Community Health Systems Incorporated	100	22.00	(25,000)
May 2012	InterOil Corporation	200	70.00	(16,000)
May 2012	McMoRan Exploration Company	100	9.00	(4,300)
May 2012	Oceaneering International Incorporated	200	55.00	(2,000)
May 2012	Polypore International Incorporated	100	40.00	(12,500)
May 2012	Polypore International Incorporated	400	35.00	(144,000)
June 2012	Carpenter Technology Corporation	300	55.00	(82,500)
June 2012	InterOil Corporation	100	80.00	(17,200)
June 2012	InterOil Corporation	200	77.50	(42,000)
June 2012	InterOil Corporation	400	75.00	(97,600)
June 2012	InterOil Corporation	100	72.50	(28,000)
June 2012	InterOil Corporation	100	70.00	(33,000)
June 2012	InterOil Corporation	100	67.50	(37,500)
July 2012	Alaska Air Group Incorporated	300	37.50	(19,500)
July 2012	Oceaneering International Incorporated	200	55.00	(23,000)
September 2012	Carpenter Technology Corporation	350	60.00	(101,500)

The Fund had outstanding written options with total premiums received that averaged $1,265,652 during the six months ended April 30, 2012.

The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the appropriate financial statements.

8. BANK BORROWINGS

The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended April 30, 2012, the Fund paid $4,302 in commitment fees.

For the six months ended April 30, 2012, there were no borrowings by the Fund under the agreement.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Small Cap Value Fund	29

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

In May 2011, FASB issued ASU No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. Management expects that adoption of the ASU will result in additional disclosures in the financial statements, as applicable.

In April 2011, FASB issued ASU No. 2011-03 Reconsideration of Effective Control for Repurchase Agreements. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management has evaluated the impact of adopting the ASU and expects no significant changes.

30	Wells Fargo Advantage Small Cap Value Fund	Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargoadvantagefunds.com, or visiting the SEC Web site at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at wellsfargoadvantagefunds.com or by visiting the SEC Web site at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other Information (Unaudited)	Wells Fargo Advantage Small Cap Value Fund	31

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 137 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

32	Wells Fargo Advantage Small Cap Value Fund	Other Information (Unaudited)

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at wellsfargoadvantagefunds.com.

Other Information (Unaudited)	Wells Fargo Advantage Small Cap Value Fund	33

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in person meeting held on March 29-30, 2012 (the “Meeting”), the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage Small Cap Value Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (“Wells Capital Management”) for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

In providing information to the Board, Funds Management and Wells Capital Management were guided by a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf at the start of the Board’s annual contract renewal process earlier in 2012. In approving the Advisory Agreements, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee likely attributed different weights to various factors.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Fund by Funds Management and its affiliates.

The Board’s decision to approve the continuation of the Advisory Agreements was based on a comprehensive evaluation of all of the information provided to it. In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and Wells Capital Management about various topics, including Funds Management’s oversight of service providers. The above factors, together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Board in concluding that the nature, extent and quality of the investment advisory services provided to the Fund by Funds Management and Wells Capital Management supported the re-approval of the Advisory Agreements. Although the Board considered the continuation of the Advisory Agreements for the Fund as part of the larger process of considering the continuation of the advisory agreements for all of the funds in the complex, its decision to continue the Advisory Agreements for the Fund was ultimately made on a fund-by-fund basis.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2011. The Board also considered these results in comparison to the median performance of a universe of relevant funds (the “Universe”) that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund, and in comparison to the Fund’s

34	Wells Fargo Advantage Small Cap Value Fund	Other Information (Unaudited)

benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe. The Board noted that, except for the one-year performance results, the performance of the Fund was higher than the median performance of the Universe for all periods under review. The Board also noted that, except for the one-year performance results, the performance of the Fund was higher than its benchmark, the Lipper Mid-Cap Core Funds Index, for the periods under review.

The Board also noted that the Fund’s more recent performance results warranted further discussion. As part of its further review, the Board received an analysis of, and discussed factors contributing to, the underperformance of the Fund relative to the Universe. The Board received a report that noted Lipper changed the fund category in August 2011 from the Small Cap Core category to Mid Cap Core. The Board also noted that the Fund’s small cap exposure was the highest among its Universe and significantly higher than the median. The Board was satisfied that Funds Management was appropriately monitoring the Fund’s investment performance.

The Board received and considered information regarding the Fund’s contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an “Expense Group”) that was determined by Lipper to be similar to the Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in the Fund’s Expense Group. The Board noted that the net operating expense ratios of the Fund were lower than or in range of the Fund’s Expense Group’s median net operating expense ratios, except for the Investor Class. The Board noted that the operating expense ratio cap for the Investor Class and Class A were reduced in 2010, and the operating expense ratio cap for the Institutional Class was reduced last year. The Board noted that the net operating expense ratio caps for the Investor Class and Class A were reduced in 2010, and the net operating expense ratio cap for the Institutional Class was reduced last year. The Board accepted a recommendation that the current contractual expense caps be maintained.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements for the Fund.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rate that is payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rate”), both on a stand-alone basis and on a combined basis with the Fund’s administration fee rate. The Board took into account the separate administrative and other services covered by the administration fee rate. The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Funds Management to Wells Capital Management for investment sub-advisory services (the “Sub-Advisory Agreement Rate”). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rate and considered the Advisory Agreement Rate after taking the waivers/caps into account (the “Net Advisory Rate”).

The Board received and considered information comparing the Advisory Agreement Rate and Net Advisory Rate with those of other funds in the Fund’s Expense Group median. The Board noted that while the Advisory Agreement Rate for the Fund was higher than the median rates for the Fund’s Expense Group, the Net Advisory Rate for the Fund was in range of the median rates for the Fund’s Expense Group, except for the Investor Class and Class A. The Board further noted that the Net Advisory Rate for the Fund’s Expense Group did not include transfer-agent expenses. When adjusted to account for transfer-agent expenses, the Board noted that the Net Advisory Rate for the Fund was in range of the median rates for the Fund’s Expense Group.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and Wells Capital Management to other types of clients. In this regard, the Board received information about differences between the services, and the compliance, reporting, and other legal burdens and risks of providing investment advice to mutual funds and those associated with providing advice to non-mutual fund clients such as collective funds or institutional separate accounts.

The Board determined that the Advisory Agreement Rate for the Fund, both with and without an administration fee rate and before and after waivers, was reasonable in light of the Fund’s Expense Group information, the net expense ratio

Other Information (Unaudited)	Wells Fargo Advantage Small Cap Value Fund	35

commitments, the services covered by the Advisory Agreements and other information provided. The Board also reviewed and considered the Sub-Advisory Agreement Rate and concluded that the Sub-Advisory Agreement Rate was reasonable in light of the services covered by the sub-advisory agreement and other information provided.

Profitability

The Board received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to the collective Wells Fargo businesses that provide services to the Fund. It considered that the information provided to it was necessarily estimated, and that the profitability information provided to it, especially on a fund-by-fund basis, did not necessarily provide a precise tool for evaluating the appropriateness of the Fund’s Advisory Agreement Rate in isolation. It noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on, among other things, the size and type of fund. The Board concluded that the profitability reported by Funds Management was not unreasonable.

The Board did not consider separate profitability information with respect to Wells Capital Management, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee structure, which operate generally to reduce the effective Advisory Agreement Rate of the Fund (as a percentage of Fund assets) as the Fund grows in size. It considered that, as a fund shrinks in size, breakpoints conversely result in increasing fee levels. The Board noted that it would have on-going opportunities to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward sharing economies of scale, if any, with the Fund. However, the Board acknowledged the inherent limitations of any analysis of an investment adviser’s economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board’s understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Other benefits to Funds Management and Wells Capital Management

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Fund and benefits potentially derived from an increase in Funds Management’s and Wells Capital Management’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized and any benefits that may be realized by using an affiliated broker.

Other factors and broader review

The Board also considered the markets for distribution of the Fund’s shares, including the channels through which the Fund’s shares are offered and sold. The Board noted that the Fund is part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15 of the 1940 Act and also reviews and assesses information about the quality of the services that the Fund receives throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

36	Wells Fargo Advantage Small Cap Value Fund	Other Information (Unaudited)

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

List of Abbreviations	Wells Fargo Advantage Small Cap Value Fund	37

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Agreement
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPA	— Standby Purchase Agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate Trading of Registered Interest and Principal Securities
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

This page is intentionally left blank.

FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

209728 06-12 SA244/SAR244 4-12

Wells Fargo Advantage Small/Mid Cap Value Fund

Semi-Annual Report

April 30, 2012

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of April 30, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $211 billion in assets under management, as of April 30, 2012.

Equity Funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Equity Value Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
Capital Growth Fund	Growth Fund	Small Cap Opportunities Fund
Common Stock Fund	Index Fund	Small Cap Value Fund
Disciplined U.S. Core Fund	International Equity Fund	Small Company Growth Fund
Discovery Fund†	International Value Fund	Small Company Value Fund
Diversified Equity Fund	Intrinsic Small Cap Value Fund	Small/Mid Cap Core Fund
Diversified International Fund	Intrinsic Value Fund	Small/Mid Cap Value Fund
Diversified Small Cap Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Special Small Cap Value Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Traditional Small Cap Growth Fund
Emerging Markets Local Bond Fund	Omega Growth Fund	Utility and Telecommunications Fund
Endeavor Select Fund†
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Small/Mid Cap Value Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

The period was marked by continued concerns about the possible global economic effects of the ongoing European sovereign debt crisis that began in Greece and later spread to the larger economies of Italy and Spain.

In contrast to worrisome data from the eurozone, U.S. economic data remained moderately positive.

Dear Valued Shareholder:

We’re pleased to offer you this semi-annual report for the Wells Fargo Advantage Small/Mid Cap Value Fund for the six-month period that ended April 30, 2012. The period was marked by continued concerns about the possible global economic effects of the ongoing European sovereign debt crisis that began in Greece and later spread to the larger economies of Italy and Spain. However, relatively positive U.S. economic data resulted in most U.S. stock indexes posting gains for the period, with large-cap stocks modestly outperforming small-cap stocks.

Macroeconomic optimism seemed to fade as global growth slowed and worries rose.

Prior to and throughout the reporting period, concerns about the eurozone sovereign debt situation returned to center stage. Investors became increasingly concerned that Greece would default on its debt, a scenario that only seemed more likely as eurozone leaders began to openly discuss a “voluntary” haircut on Greek debt for private investors. Because many eurozone banks owned Greek debt and many U.S. banks had financial ties to eurozone banks, investors worried about the effects of such an event on the financial systems and on the global economy.

In October 2011, market participants turned their attention to the debt burdens of Italy—which, like the U.S., also had its credit rating downgraded by Standard & Poor’s—because even though it had a relatively modest budget deficit, it had a high amount of outstanding debt and a stagnant economy. French banks were heavily exposed to Italian debt, so Italy’s woes led to fears of a state bailout of French banks and a resulting increase in France’s expenditures.

The Greek credit crisis was seemingly addressed in March 2012, when the Greek government came to an agreement with its creditors that allowed it to write down the principal on most of its bonds in exchange for increased financial austerity. The Greek agreement, combined with unprecedented support for eurozone banks by the European Central Bank (ECB), seemed to calm investor concerns, at least temporarily, and most developed European markets ended the period with gains.

The U.S. economy reported relatively solid news.

In contrast to worrisome data from the eurozone, U.S. economic data remained moderately positive. Reported gross domestic product (GDP) growth came in at a 1.8% annualized rate in the third quarter of 2011 and then accelerated to a 3.0% annualized rate in the fourth quarter. The initial estimate for GDP growth in the first quarter of 2012 came in at a 2.2% annualized rate, further supporting the case for economic recovery. In addition, the major banks appeared to have taken steps toward repairing their balance sheets; in March, the Federal Reserve (Fed) announced that 15 of the 19 major banks had passed a “stress test” in which the Fed attempted to gauge whether the banks could survive a severe recession that included a 50% drop in the stock market and a 21% percent decline in housing prices.

Financial stocks rebounded and outperformed the broader market for the reporting period after the Fed released details of the stress test. Stocks generally rallied across the market as investors seemed to be increasingly confident that the U.S. would not return to recession.

Letter to Shareholders	Wells Fargo Advantage Small/Mid Cap Value Fund	3

Central banks continued to provide stimulus.

Throughout the reporting period, the Federal Open Market Committee kept its key interest rates effectively at zero in order to support the economy and financial system. In response to extreme market volatility and signs of a weakening economy, the Fed announced its intention to keep interest rates low until at least late 2014.

As of November 1, 2011, the ECB had a key rate of 1.50%, which it had increased from 1.0% in an attempt to keep inflation in check. Soon, in response to weakness in the southern European economies, the ECB lowered its key rate to 1.25% in early November 2011 and 1.0% in December 2011. The ECB also continued to provide virtually unlimited liquidity for banks, announcing a Long-Term Refinancing Operation in December through which it provided low-cost three-year loans to lenders.

We use time-tested investment strategies, even as many variables are at work in the market.

Elevated unemployment and debt defaults continue to pressure consumers and businesses alike. In our experience, strict adherence to time-tested investment strategies has its rewards. As a whole, Wells Fargo Advantage Funds represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, we believe it helps in managing risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our Web site at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

4	Wells Fargo Advantage Small/Mid Cap Value Fund	Letter to Shareholders

Notice to Shareholders

The Board of Trustees for Wells Fargo Advantage Funds has unanimously approved the following modifications to certain net asset value (NAV) waiver privileges and commission schedules:

■	Effective May 1, 2012, automatic investment plan (AIP) purchases and proceeds received from systematic withdrawals will no longer qualify for NAV repurchase privileges.

■

Effective May 1, 2012, discretionary rights to waive the upfront commission for Class C and “jumbo” Class A share purchases will no longer be granted to broker/dealers. However, we will continue to waive the Class C shares contingent deferred sales charge for redemptions by employer-sponsored retirement plans where the dealer of record waived its commission at the time of purchase.

■

Effective July 31, 2012, NAV purchase privileges for former Evergreen Class IS and Class R shareholders are being modified to remove the ability to purchase Class A shares at NAV unless those shares are held directly with the Fund on or after July 31, 2012.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

Performance Highlights (Unaudited)	Wells Fargo Advantage Small/Mid Cap Value Fund	5

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Erik C. Astheimer

I. Charles Rinaldi

Michael Schneider, CFA

FUND INCEPTION

March 28, 2002

TEN LARGEST EQUITY HOLDINGS[1] (AS OF APRIL 30, 2012)
InterOil Corporation	6.28%
Randgold Resources Limited ADR	5.90%
Chimera Investment Corporation	2.91%
Orasure Technologies Incorporated	2.30%
Sandstorm Gold Limited	2.25%
Range Resources Corporation	2.06%
Trilogy Energy Corporation	1.79%
GEO Group Incorporated	1.67%
Argo Group International Holdings Limited	1.66%
McMoRan Exploration Company	1.62%

SECTOR DISTRIBUTION[2] (AS OF APRIL 30, 2012)

1.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

2.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Small/Mid Cap Value Fund	Performance Highlights (Unaudited)

AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF APRIL 30, 2012)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[5]
Class A (WFVAX)	07/31/2007	(0.24)	(12.29)	(1.06)	6.38	5.84	(6.96)	0.11	7.01	1.41%	1.41%
Class C (WFCVX)	07/31/2007	4.50	(8.62)	(0.61)	6.43	5.50	(7.62)	(0.61)	6.43	2.16%	2.16%
Administrator Class (WWMDX)	04/08/2005					5.92	(6.73)	0.37	7.24	1.25%	1.16%
Institutional Class (WWMSX)	08/31/2006					6.07	(6.54)	0.56	7.36	0.98%	0.96%
Investor Class (SMMVX)	03/28/2002					5.77	(7.03)	0.02	6.97	1.48%	1.48%
Russell 2500TM Value Index[6]						12.32	(2.78)	0.46	7.21

*	Returns for periods of less than one year are not annualized.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s Web site – wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

3.	Historical performance shown for Class A and the Administrator Class shares prior to their inception reflects the performance of the Investor Class shares, and includes the higher expenses applicable to the Investor Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for Class C shares prior to their inception reflects the performance of the Investor Class shares, adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns would be higher.

4.	Reflects the expense ratios as stated in the most recent prospectuses.

5.	The Adviser has committed through February 28, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.40% for Class A, 2.15% for Class C, 1.15% for Administrator Class, 0.95% for Institutional Class and 1.47% for Investor Class. Without this cap, the Fund’s returns would have been lower.

6.	The Russell 2500TM Value Index measures the performance of those Russell 2500TM companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

Fund Expenses (Unaudited)	Wells Fargo Advantage Small/Mid Cap Value Fund	7

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2011 to April 30, 2012.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11-01-2011	Ending Account Value 04-30-2012	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,058.40	$7.11	1.39%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.95	$6.97	1.39%
Class C
Actual	$1,000.00	$1,055.01	$10.93	2.14%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.22	$10.72	2.14%
Administrator Class
Actual	$1,000.00	$1,059.19	$5.89	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.14	$5.77	1.15%
Institutional Class
Actual	$1,000.00	$1,060.72	$4.87	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.14	$4.77	0.95%
Investor Class
Actual	$1,000.00	$1,057.75	$7.47	1.46%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.60	$7.32	1.46%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

8	Wells Fargo Advantage Small/Mid Cap Value Fund	Portfolio of Investments—April 30, 2012 (Unaudited)

Security Name	Shares	Value

Common Stocks: 96.44%

Consumer Discretionary: 7.53%

Auto Components: 1.22%
Gentex Corporation	129,700	$2,849,509

Automobiles: 0.03%
Winnebago Industries Incorporated †	7,300	71,175

Hotels, Restaurants & Leisure: 1.22%
Century Casinos Incorporated †	835,800	2,465,610
Empire Resorts Incorporated †	174,600	392,850

		2,858,460

Household Durables: 1.48%
Cavco Industries Incorporated †	67,154	3,465,146

Leisure Equipment & Products: 0.77%
Black Diamond Incorporated †	181,200	1,799,316

Media: 2.32%
Entravision Communications Corporation Class A †	657,100	1,031,647
Interpublic Group of Companies Incorporated	157,000	1,854,170
Outdoor Channel Holdings Incorporated	185,100	1,369,740
Regal Entertainment Group Class A	39,900	543,039
Scripps Networks Interactive Incorporated	12,800	642,816

		5,441,412

Specialty Retail: 0.49%
Bakers Footwear Group Incorporated †**	514,480	421,874
Vitamin Shoppe Incorporated †	15,285	719,465

		1,141,339

Consumer Staples: 0.54%

Household Products: 0.54%
WD-40 Company	28,000	1,262,240

Energy: 19.01%

Energy Equipment & Services: 3.53%
Helix Energy Solutions Group Incorporated †	128,850	2,629,829
Helmerich & Payne Incorporated	12,595	647,257
Key Energy Services Incorporated †	75,280	953,045
Newpark Resources Incorporated †	443,376	2,819,871
Willbros Group Incorporated †	227,719	1,229,683

		8,279,685

Oil, Gas & Consumable Fuels: 15.48%
Cabot Oil & Gas Corporation	36,200	1,272,068
Canadian Natural Resources Limited	78,400	2,724,400
Energy XXI (Bermuda) Limited †	9,200	346,656
EQT Corporation	12,600	627,732

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—April 30, 2012 (Unaudited)	Wells Fargo Advantage Small/Mid Cap Value Fund	9

Security Name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Gulfport Energy Corporation †	27,100	$710,291
InterOil Corporation †	243,500	14,717,140
James River Coal Company †	176,000	872,960
McMoRan Exploration Company †	431,735	3,799,268
Penn West Petroleum Limited	24,135	413,674
Pioneer Natural Resources Company	6,000	694,920
Range Resources Corporation	72,500	4,832,850
Triangle Petroleum Corporation †	163,078	1,061,638
Trilogy Energy Corporation	151,200	4,181,590

		36,255,187

Financials: 17.37%

Capital Markets: 0.57%
Artio Global Investors Incorporated	366,300	1,326,006

Commercial Banks: 4.47%
1st United Bancorp Incorporated †	178,100	1,079,286
American River Bankshares †	153,400	1,116,752
Bancorp Incorporated †	66,412	682,051
BBCN Bancorp Incorporated †	29,606	325,074
IBERIABANK Corporation	20,398	1,041,726
Midsouth Bancorp Incorporated	56,500	796,650
Pacific Premier Bancorp Incorporated †	261,900	2,037,582
Sierra Bancorp	139,800	1,280,568
Sterling Bancorp	76,500	727,515
Univest Corporation of Pennsylvania	30,400	489,440
Washington Banking Company	51,000	710,940
Western Liberty Bancorp †	63,972	188,717

		10,476,301

Insurance: 2.86%
Argo Group International Holdings Limited	135,100	3,898,986
First Acceptance Corporation †	668,600	1,029,644
Hilltop Holdings Incorporated †	119,186	945,145
Mercury General Corporation	18,525	837,145

		6,710,920

Real Estate Management & Development: 0.55%
Kennedy Wilson Holdings Incorporated	91,650	1,288,599

REITs: 8.41%
Capstead Mortgage Corporation	140,425	1,928,035
Chimera Investment Corporation	2,355,300	6,806,817
Hatteras Financial Corporation	52,524	1,530,024
MFA Mortgage Investments Incorporated	125,920	929,290
Origen Financial Incorporated	786,190	1,139,976
Redwood Trust Incorporated	143,241	1,673,055
Sun Communities Incorporated	45,234	1,978,987
UMH Properties Incorporated	314,300	3,705,597

		19,691,781

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Small/Mid Cap Value Fund	Portfolio of Investments—April 30, 2012 (Unaudited)

Security Name	Shares	Value

Thrifts & Mortgage Finance: 0.51%
First Niagara Financial Group Incorporated	104,800	$936,912
Northwest Bancshares Incorporated	20,800	256,256

		1,193,168

Health Care: 8.97%

Biotechnology: 0.92%
Discovery Laboratories Incorporated †	696,900	2,146,452

Health Care Equipment & Supplies: 4.44%
Allied Healthcare Products Incorporated †	395,400	1,253,418
EnteroMedics Incorporated †	490,100	1,445,795
Haemonetics Corporation †	13,077	935,921
Orasure Technologies Incorporated †	468,790	5,377,021
Stryker Corporation	15,890	867,117
Wright Medical Group Incorporated †	28,600	532,818

		10,412,090

Health Care Providers & Services: 0.81%
Cross Country Healthcare Incorporated †	161,200	743,132
Ensign Group Incorporated	43,400	1,159,214

		1,902,346

Health Care Technology: 2.34%
Computer Programs & Systems Incorporated	40,450	2,410,415
Merge Healthcare Incorporated †	317,535	1,365,401
Omnicell Incorporated †	119,700	1,708,119

		5,483,935

Life Sciences Tools & Services: 0.46%
Accelrys Incorporated †	130,260	1,072,040

Industrials: 13.29%

Aerospace & Defense: 0.88%
Orbital Sciences Corporation †	163,370	2,051,927

Airlines: 0.63%
JetBlue Airways Corporation †	313,000	1,486,750

Building Products: 1.24%
Patrick Industries Incorporated †	225,150	2,913,441

Commercial Services & Supplies: 6.37%
ABM Industries Incorporated	122,198	2,844,769
ACCO Brands Corporation †	85,441	901,403
Avery Dennison Corporation	93,500	2,990,130
Cintas Corporation	26,550	1,039,963
GEO Group Incorporated †	188,462	3,903,048
Healthcare Services Group	57,323	1,216,394
Standard Parking Corporation †	81,000	1,543,860
Verisk Analytics Incorporated Class A †	9,725	476,039

		14,915,606

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—April 30, 2012 (Unaudited)	Wells Fargo Advantage Small/Mid Cap Value Fund	11

Security Name	Shares	Value

Construction & Engineering: 2.01%
Integrated Electrical Services Incorporated †	269,500	$1,191,190
Primoris Services Corporation	243,350	3,509,107

		4,700,297

Machinery: 1.19%
Actuant Corporation Class A	64,600	1,761,642
Kennametal Incorporated	24,000	1,013,520

		2,775,162

Professional Services: 0.97%
Hill International Incorporated †	640,378	2,279,746

Information Technology: 10.69%

Communications Equipment: 2.22%
Brocade Communications Systems Incorporated †	212,500	1,177,250
MRV Communications Incorporated	231,450	240,708
Sandvine Corporation †	2,075,045	3,771,394

		5,189,352

Computers & Peripherals: 1.87%
Cray Incorporated †	244,024	2,720,868
Intermec Incorporated †	309,992	1,649,157

		4,370,025

Electronic Equipment, Instruments & Components: 1.36%
Evans & Sutherland Computer Corporation †**	603,990	181,197
GSI Group Incorporated †	156,417	1,887,953
Power One Incorporated †	260,325	1,114,191

		3,183,341

IT Services: 2.08%
Official Payments Holdings Incorporated †	667,200	3,169,200
Western Union Company	92,570	1,701,436

		4,870,636

Semiconductors & Semiconductor Equipment: 2.93%
Advanced Micro Devices Incorporated †	175,300	1,290,208
FormFactor Incorporated †	330,600	1,851,360
MEMC Electronic Materials Incorporated †	257,100	922,989
Micron Technology Incorporated †	425,600	2,804,704

		6,869,261

Software: 0.23%
Henry Jack & Associates Incorporated	16,200	550,152

Materials: 18.07%

Containers & Packaging: 0.97%
Intertape Polymer Group Incorporated †	419,630	2,269,988

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Small/Mid Cap Value Fund	Portfolio of Investments—April 30, 2012 (Unaudited)

Security Name		Shares	Value

Metals & Mining: 17.10%
Agnico-Eagle Mines Limited		64,800	$2,586,816
Endeavour Mining Corporation †		515,244	1,058,810
Goldcorp Incorporated		42,600	1,629,876
Goldgroup Mining Incorporated †		323,900	229,519
Goldgroup Mining Incorporated - Legend Shares †		1,041,000	737,663
Lucara Diamond Corporation †		1,140,200	1,208,612
Minera Andes Acquisition Corporation †		766,695	2,742,468
Newmont Mining Corporation		55,300	2,635,045
Petaquilla Minerals Limited †		455,500	196,321
Randgold Resources Limited ADR		155,100	13,827,165
Rockwell Diamonds Incorporated †(a)		283,000	137,546
Rockwell Diamonds Incorporated - Canada Exchange †		186,750	90,743
Rockwell Diamonds Incorporated - Legend Shares †(i)		1,172,000	569,479
Royal Gold Incorporated		48,325	2,994,217
San Gold Corporation †		529,020	751,208
Sandstorm Gold Limited †		2,890,100	5,266,164
Sandstorm Metals & Energy Limited †		525,433	202,120
Silver Standard Resources Incorporated †		132,368	1,908,747
United States Steel Corporation		45,485	1,288,590

			40,061,109

Telecommunication Services: 0.97%

Diversified Telecommunication Services: 0.97%
Cincinnati Bell Incorporated †		598,465	2,274,167

Total Common Stocks (Cost $186,374,144)			225,888,067

Investment Companies: 1.78%
Market Vectors Junior Gold Miners ETF		162,502	3,786,297
SPDR S&P Regional Banking ETF		13,802	387,422

Total Investment Companies (Cost $4,720,341)			4,173,719

	Expiration Date
Warrants: 0.67%

Health Care: 0.18%

Health Care Equipment & Supplies: 0.18%
EnteroMedics Incorporated †(a)(i)	05/14/2016	270,908	407,771
EnteroMedics Incorporated †(a)(i)	09/28/2016	13,680	23,003

			430,774

Materials: 0.49%

Metals & Mining: 0.49%
Sandstorm Gold Limited †	04/23/2014	904,067	1,134,831

Total Warrants (Cost $15,993)			1,565,605

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—April 30, 2012 (Unaudited)	Wells Fargo Advantage Small/Mid Cap Value Fund	13

Security Name	Yield	Shares	Value

Short-Term Investments: 0.66%

Investment Companies: 0.66%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.11%	1,537,499	$1,537,499

Total Short-Term Investments (Cost $1,537,499)			1,537,499

Total Investments in Securities
(Cost $192,647,977)*	99.55%	233,164,890
Other Assets and Liabilities, Net	0.45	1,065,090

Total Net Assets	100.00%	$234,229,980

†	Non-income earning security

**	Represents an affiliate of the Fund under section 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940, as the Fund holds 5% or more of the issuer’s outstanding voting shares.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

144A	Security that may be resold to “qualified institutional buyers” under Rule 144A or security offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(i)	Illiquid security

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $201,122,063 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$57,872,027
Gross unrealized depreciation	(25,829,200)

Net unrealized appreciation	$32,042,827

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Small/Mid Cap Value Fund	Statement of Assets and Liabilities—April 30, 2012 (Unaudited)

Assets
Investments
In unaffiliated securities, at value (see cost below)	$231,024,320
In affiliated securities, at value (see cost below)	2,140,570

Total investments, at value (see cost below)	233,164,890
Receivable for investments sold	1,785,490
Receivable for Fund shares sold	1,650,680
Receivable for dividends	30,965
Prepaid expenses and other assets	45,233

Total assets	236,677,258

Liabilities
Payable for investments purchased	1,575,668
Payable for Fund shares redeemed	619,200
Advisory fee payable	135,145
Distribution fees payable	7,337
Due to other related parties	45,623
Accrued expenses and other liabilities	64,305

Total liabilities	2,447,278

Total net assets	$234,229,980

NET ASSETS CONSIST OF
Paid-in capital	$214,170,955
Undistributed net investment income	67,912
Accumulated net realized losses on investments	(20,525,782)
Net unrealized gains on investments	40,516,895

Total net assets	$234,229,980

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$29,214,476
Shares outstanding – Class A	1,896,689
Net asset value per share – Class A	$15.40
Maximum offering price per share – Class A2	$16.34
Net assets – Class C	$12,108,492
Shares outstanding – Class C	799,414
Net asset value per share – Class C	$15.15
Net assets – Administrator Class	$68,809,458
Shares outstanding – Administrator Class	4,393,491
Net asset value per share – Administrator Class	$15.66
Net assets – Institutional Class	$46,307,294
Shares outstanding – Institutional Class	2,945,014
Net asset value per share – Institutional Class	$15.72
Net assets – Investor Class	$77,790,260
Shares outstanding – Investor Class	5,030,537
Net asset value per share – Investor Class	$15.46

Investments in unaffiliated securities, at cost	$189,482,703

Investments in affiliated securities, at cost	$3,165,274

Total investments, at cost	$192,647,977

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of Operations—Six Months Ended April 30, 2012 (Unaudited)	Wells Fargo Advantage Small/Mid Cap Value Fund	15

Investment income
Dividends *	2,265,630
Income from affiliated securities	987

Total investment income	2,266,617

Expenses
Advisory fee	865,656
Administration fees
Fund level	57,710
Class A	41,718
Class C	16,022
Administrator Class	37,408
Institutional Class	13,308
Investor Class	129,260
Shareholder servicing fees
Class A	40,114
Class C	15,406
Administrator Class	89,834
Investor Class	97,924
Distribution fees
Class C	46,218
Custody and accounting fees	13,188
Professional fees	14,685
Registration fees	38,089
Shareholder report expenses	21,484
Trustees’ fees and expenses	7,879
Other fees and expenses	3,971

Total expenses	1,549,874
Less: Fee waivers and/or expense reimbursements	(32,192)

Net expenses	1,517,682

Net investment income	748,935

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	8,264,094
Affiliated securities	(39,073)

Net realized gains on investments	8,225,021

Net change in unrealized gains (losses) on:
Unaffiliated securities	4,248,144
Affiliated securities	24,418

Net change in unrealized gains (losses) on investments	4,272,562

Net realized and unrealized gains (losses) on investments	12,497,583

Net increase in net assets resulting from operations	$13,246,518

* Net of foreign dividend withholding taxes of	$13,464

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Small/Mid Cap Value Fund	Statements of Changes in Net Assets

	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31, 2011

Operations
Net investment income		$748,935		$1,083,995
Net realized gains on investments		8,225,021		6,445,501
Net change in unrealized gains (losses) on investments		4,272,562		(88,589)

Net increase in net assets resulting from operations		13,246,518		7,440,907

Distributions to shareholders from
Net investment income
Class A		(126,291)		(383,440)
Class C		0		(26,770)
Administrator Class		(547,916)		(831,378)
Institutional Class		(281,177)		(245,567)
Investor Class		(266,567)		(705,992)

Total distributions to shareholders		(1,221,951)		(2,193,147)

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	93,032	1,410,947	538,881	8,328,557
Class C	43,319	642,399	95,987	1,443,775
Administrator Class	764,983	11,701,846	1,193,490	18,492,298
Institutional Class	1,186,709	18,958,066	890,323	13,911,049
Investor Class	201,528	3,085,156	429,780	6,630,133

		35,798,414		48,805,812

Reinvestment of distributions
Class A	9,119	124,744	24,476	374,730
Class C	0	0	1,059	16,044
Administrator Class	34,536	479,706	46,488	723,817
Institutional Class	9,441	131,603	2,541	39,719
Investor Class	18,909	259,615	44,502	684,436

		995,668		1,838,746

Payment for shares redeemed
Class A	(576,245)	(8,607,563)	(1,086,978)	(16,626,907)
Class C	(93,570)	(1,396,603)	(125,087)	(1,851,817)
Administrator Class	(1,553,531)	(24,446,994)	(971,391)	(14,929,043)
Institutional Class	(246,928)	(3,828,913)	(192,223)	(2,951,644)
Investor Class	(582,387)	(8,802,261)	(1,997,095)	(30,585,085)

		(47,082,334)		(66,944,496)

Net decrease in net assets resulting from capital share transactions		(10,288,252)		(16,299,938)

Total increase (decrease) in net assets		1,736,315		(11,052,178)

Net assets
Beginning of period		232,493,665		243,545,843

End of period		$234,229,980		$232,493,665

Undistributed net investment income		$67,912		$540,928

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Small/Mid Cap Value Fund	17

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31,
Class A		2011	2010	2009	2008	2007[1]
Net asset value, beginning of period	$14.61	$14.33	$11.78	$8.78	$18.19	$17.09
Net investment income (loss)	0.05	0.06	0.08	0.11 [2]	0.11 [2]	(0.02)[2]
Net realized and unrealized gains (losses) on investments	0.80	0.35	2.56	2.89	(7.84)	1.12

Total from investment operations	0.85	0.41	2.64	3.00	(7.73)	1.10
Distributions to shareholders from
Net investment income	(0.06)	(0.13)	(0.09)	0.00	(0.09)	0.00
Net realized gains	0.00	0.00	0.00	0.00	(1.59)	0.00

Total distributions to shareholders	(0.06)	(0.13)	(0.09)	0.00	(1.68)	0.00
Net asset value, end of period	$15.40	$14.61	$14.33	$11.78	$8.78	$18.19
Total return[3]	5.84%	2.76%	22.63%	34.17%	(46.09)%	6.44%
Ratios to average net assets (annualized)
Gross expenses	1.39%	1.40%	1.47%	1.57%	1.55%	1.50%
Net expenses	1.39%	1.40%	1.40%	1.40%	1.40%	1.27%
Net investment income (loss)	0.60%	0.37%	0.77%	1.12%	0.83%	(0.50)%
Supplemental data
Portfolio turnover rate	20%	34%	41%	35%	43%	89%
Net assets, end of period (000’s omitted)	$29,214	$34,642	$41,491	$27,370	$12,859	$444

1.	For the period from July 31, 2007 (commencement of class operations), to October 31, 2007.

2.	Calculated based upon average shares outstanding

3.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Small/Mid Cap Value Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31,
Class C		2011	2010	2009	2008	2007[1]
Net asset value, beginning of period	$14.36	$14.10	$11.62	$8.72	$18.15	$17.09
Net investment income (loss)	(0.02)	(0.06)	0.00 [2]	0.04 [3]	0.02 [3]	(0.06)[3]
Net realized and unrealized gains (losses) on investments	0.81	0.35	2.51	2.86	(7.81)	1.12

Total from investment operations	0.79	0.29	2.51	2.90	(7.79)	1.06
Distributions to shareholders from
Net investment income	0.00	(0.03)	(0.03)	0.00	(0.05)	0.00
Net realized gains	0.00	0.00	0.00	0.00	(1.59)	0.00

Total distributions to shareholders	0.00	(0.03)	(0.03)	0.00	(1.64)	0.00
Net asset value, end of period	$15.15	$14.36	$14.10	$11.62	$8.72	$18.15
Total return[4]	5.50%	2.05%	21.62%	33.26%	(46.46)%	6.20%
Ratios to average net assets (annualized)
Gross expenses	2.15%	2.15%	2.22%	2.26%	2.30%	2.27%
Net expenses	2.14%	2.15%	2.15%	2.11%	2.15%	2.10%
Net investment income (loss)	(0.18)%	(0.38)%	0.00%	0.40%	0.16%	(1.32)%
Supplemental data
Portfolio turnover rate	20%	34%	41%	35%	43%	89%
Net assets, end of period (000’s omitted)	$12,108	$12,204	$12,379	$9,052	$4,700	$45

1.	For the period from July 31, 2007 (commencement of class operations) to October 31, 2007.

2.	Amount is less than $0.005.

3.	Calculated based upon average shares outstanding

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Small/Mid Cap Value Fund	19

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31,
Administrator Class		2011	2010	2009	2008	2007
Net asset value, beginning of period	$14.89	$14.60	$11.99	$8.92	$18.37	$16.45
Net investment income (loss)	0.07	0.09	0.13	0.13 [1]	0.12 [1]	(0.05)[1]
Net realized and unrealized gains (losses) on investments	0.81	0.36	2.59	2.94	(7.91)	2.20

Total from investment operations	0.88	0.45	2.72	3.07	(7.79)	2.15
Distributions to shareholders from
Net investment income	(0.11)	(0.16)	(0.11)	0.00	(0.07)	0.00
Net realized gains	0.00	0.00	0.00	0.00	(1.59)	(0.23)

Total distributions to shareholders	(0.11)	(0.16)	(0.11)	0.00	(1.66)	(0.23)
Net asset value, end of period	$15.66	$14.89	$14.60	$11.99	$8.92	$18.37
Total return[2]	5.92%	3.13%	22.82%	34.42%	(45.89)%	13.24%
Ratios to average net assets (annualized)
Gross expenses	1.23%	1.24%	1.29%	1.39%	1.43%	1.37%
Net expenses	1.15%	1.15%	1.15%	1.15%	1.15%	1.15%
Net investment income (loss)	0.80%	0.61%	1.00%	1.34%	0.86%	(0.30)%
Supplemental data
Portfolio turnover rate	20%	34%	41%	35%	43%	89%
Net assets, end of period (000’s omitted)	$68,809	$76,668	$71,246	$55,463	$35,489	$41,988

1.	Calculated based upon average shares outstanding

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Small/Mid Cap Value Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31,
Institutional Class		2011	2010	2009	2008	2007
Net asset value, beginning of period	$14.97	$14.67	$12.04	$8.93	$18.40	$16.45
Net investment income (loss)	0.07	0.11	0.17 [1]	0.15 [1]	0.15 [1]	(0.03)[1]
Net realized and unrealized gains (losses) on investments	0.82	0.38	2.59	2.96	(7.93)	2.21

Total from investment operations	0.89	0.49	2.76	3.11	(7.78)	2.18
Distributions to shareholders from
Net investment income	(0.14)	(0.19)	(0.13)	0.00	(0.10)	0.00
Net realized gains	0.00	0.00	0.00	0.00	(1.59)	(0.23)

Total distributions to shareholders	(0.14)	(0.19)	(0.13)	0.00	(1.69)	(0.23)
Net asset value, end of period	$15.72	$14.97	$14.67	$12.04	$8.93	$18.40
Total return[2]	6.07%	3.28%	23.08%	34.83%	(45.83)%	13.42%
Ratios to average net assets (annualized)
Gross expenses	0.97%	0.97%	1.02%	1.12%	1.16%	1.10%
Net expenses	0.95%	0.95%	0.95%	0.95%	0.95%	0.94%
Net investment income (loss)	1.01%	0.79%	1.22%	1.58%	1.07%	(0.18)%
Supplemental data
Portfolio turnover rate	20%	34%	41%	35%	43%	89%
Net assets, end of period (000’s omitted)	$46,307	$29,881	$19,005	$9,895	$6,679	$2,902

1.	Calculated based upon average shares outstanding

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Small/Mid Cap Value Fund	21

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31,
Investor Class		2011	2010	2009	2008	2007
Net asset value, beginning of period	$14.67	$14.38	$11.81	$8.81	$18.18	$16.34
Net investment income (loss)	0.03	0.05 [1]	0.09	0.10 [1]	0.06 [1]	(0.12)[1]
Net realized and unrealized gains (losses) on investments	0.81	0.35	2.56	2.90	(7.82)	2.19

Total from investment operations	0.84	0.40	2.65	3.00	(7.76)	2.07
Distributions to shareholders from
Net investment income	(0.05)	(0.11)	(0.08)	0.00	(0.02)	0.00
Net realized gains	0.00	0.00	0.00	0.00	(1.59)	(0.23)

Total distributions to shareholders	(0.05)	(0.11)	(0.08)	0.00	(1.61)	(0.23)
Net asset value, end of period	$15.46	$14.67	$14.38	$11.81	$8.81	$18.18
Total return[2]	5.77%	2.73%	22.49%	34.05%	(46.14)%	12.83%
Ratios to average net assets (annualized)
Gross expenses	1.47%	1.47%	1.56%	1.67%	1.69%	1.73%
Net expenses	1.46%	1.47%	1.48%	1.49%	1.49%	1.52%
Net investment income (loss)	0.50%	0.30%	0.67%	1.02%	0.44%	(0.68)%
Supplemental data
Portfolio turnover rate	20%	34%	41%	35%	43%	89%
Net assets, end of period (000’s omitted)	$77,790	$79,099	$99,424	$94,728	$75,324	$169,624

1.	Calculated based upon average shares outstanding

2.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Small/Mid Cap Value Fund	Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Small/Mid Cap Value Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of securities, then fair value pricing procedures approved by the Board of Trustees are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. As a result of the fair value pricing procedures, these securities which are normally categorized as Level 1 in the fair value hierarchy will represent a transfer from a Level 1 to a Level 2 security and will be categorized as Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price. On April 30, 2012, fair value pricing was not used in pricing foreign securities.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued prices are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. The securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Small/Mid Cap Value Fund	23

pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Foreign currency translation

The accounting records of the Fund are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Options

The Fund may be subject to equity price in the normal course of pursuing its investment objectives. The Fund may write covered call options or secured put options. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market value of the written option. Premiums received from written options, which expire unexercised, are recognized as realized gains from investments on the expiration date. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may also purchase call or put options. The premium is included in the Statement of Assets and Liabilities as an investment which is subsequently adjusted to the current market value of the option. Premiums paid for purchased options which expire are recognized as realized losses from investments on the expiration date. Premiums paid for purchased options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

Options traded on an exchange are regulated and terms of the options are standardized. Options traded over the counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

24	Wells Fargo Advantage Small/Mid Cap Value Fund	Notes to Financial Statements (Unaudited)

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years which began after December 22, 2010 for an unlimited period. However, any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than be considered all short-term as under previous law. In addition, the Fund may elect to defer any portion of a post-October capital loss or qualified late-year ordinary loss to the first day of the following taxable year. A post-October capital loss is the greatest of the net capital loss, net short-term capital loss or net long-term capital loss for the portion of the taxable year after October 31. A qualified late-year ordinary loss is the net loss comprised of (a) net gain or loss from the sale or other disposition of capital assets for the portion of the taxable year after October 31, and (b) other ordinary income or loss for the portion of the taxable year after December 31.

As of October 31, 2011, the Fund had net capital loss carryforwards, which were available to offset future net realized capital gains, in the amount of $19,609,801 expiring in 2017.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Small/Mid Cap Value Fund	25

As of April 30, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Equity securities
Common stocks	$225,750,521	$137,546	$0	$225,888,067
Investment companies	4,173,719	0	0	4,173,719
Warrants	0	1,565,605	0	1,565,605

Short-term investments
Investment companies	1,537,499	0	0	1,537,499
	$231,461,739	$1,703,151	$0	$233,164,890

Further details on the major security types listed above can be found in the Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended April 30, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.75% and declining to 0.60% as the average daily net assets of the Fund increase. For the six months ended April 30, 2012, the advisory fee was equivalent to an annual rate of 0.75% of the Fund’s average daily net assets.

Funds Management has retained the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by Funds Management and do not increase the overall fees paid by the Fund. Wells Capital Management Incorporated (“Wells Capital Management”), an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.45% and declining to 0.35% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Class A, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.33

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through February 28, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.40% for Class A, 2.15% for Class C, 1.15% for Administrator Class, 0.95% for Institutional Class and 1.47% for Investor Class.

26	Wells Fargo Advantage Small/Mid Cap Value Fund	Notes to Financial Statements (Unaudited)

Distribution fees

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

For the six months ended April 30, 2012, Wells Fargo Funds Distributor, LLC received $1,866 from the sale of Class A shares and $118 in contingent deferred sales charges from redemptions of Class C shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Administrator Class and Investor Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations (if any) and short-term securities, for the six months ended April 30, 2012, were $45,153,828 and $52,979,330, respectively.

6. INVESTMENTS IN AFFILIATES

An affiliated investment is a company in which the Fund has ownership of at least 5% of the outstanding voting shares. A summary of the transactions with affiliates for the six months ended April 30, 2012 was as follows:

	Shares, Beginning of Period	Shares Purchased	Shares Sold	Shares, End of Period	Value, End of Period	Income from Affiliated Securities	Realized Gains (Losses)
Bakers Footwear Group Incorporated	509,735	4,745	0	514,480	$421,874	$0	$0
Evans & Sutherland Computer Corporation	588,690	23,500	8,200	603,990	181,197	0	(39,073)

7. BANK BORROWINGS

The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended April 30, 2012, the Fund paid $217 in commitment fees.

For the six months ended April 30, 2012, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Small/Mid Cap Value Fund	27

In May 2011, FASB issued ASU No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. Management expects that adoption of the ASU will result in additional disclosures in the financial statements, as applicable.

In April 2011, FASB issued ASU No. 2011-03 Reconsideration of Effective Control for Repurchase Agreements. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management has evaluated the impact of adopting the ASU and expects no significant changes.

28	Wells Fargo Advantage Small/Mid Cap Value Fund	Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargoadvantagefunds.com, or visiting the SEC Web site at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at wellsfargoadvantagefunds.com or by visiting the SEC Web site at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other Information (Unaudited)	Wells Fargo Advantage Small/Mid Cap Value Fund	29

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 137 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

30	Wells Fargo Advantage Small/Mid Cap Value Fund	Other Information (Unaudited)

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at wellsfargoadvantagefunds.com.

Other Information (Unaudited)	Wells Fargo Advantage Small/Mid Cap Value Fund	31

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in person meeting held on March 29-30, 2012 (the “Meeting”), the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage Small/Mid Cap Value Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (“Wells Capital Management”) for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

In providing information to the Board, Funds Management and Wells Capital Management were guided by a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf at the start of the Board’s annual contract renewal process earlier in 2012. In approving the Advisory Agreements, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee likely attributed different weights to various factors.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Fund by Funds Management and its affiliates.

The Board’s decision to approve the continuation of the Advisory Agreements was based on a comprehensive evaluation of all of the information provided to it. In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and Wells Capital Management about various topics, including Funds Management’s oversight of service providers. The above factors, together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Board in concluding that the nature, extent and quality of the investment advisory services provided to the Fund by Funds Management and Wells Capital Management supported the re-approval of the Advisory Agreements. Although the Board considered the continuation of the Advisory Agreements for the Fund as part of the larger process of considering the continuation of the advisory agreements for all of the funds in the complex, its decision to continue the Advisory Agreements for the Fund was ultimately made on a fund-by-fund basis.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2011. The Board also considered these results in comparison to the median performance of a universe of relevant funds (the “Universe”) that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund, and in comparison to the Fund’s

32	Wells Fargo Advantage Small/Mid Cap Value Fund	Other Information (Unaudited)

benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe. The Board noted that the performance of the Fund was lower than the median performance of the Universe for all periods under review except for the three-year period, in which the Fund’s performance was higher than the median performance of the Universe. The Board also noted that the performance of the Fund was lower than its benchmark, the Lipper Small Cap Core Funds Index, for the periods under review except for the three-year period, in which the Fund’s performance was higher than the Lipper Small Cap Core Funds Index.

The Board also noted that the Fund’s performance results warranted further discussion. As part of its further review, the Board received an analysis of, and discussed factors contributing to, the underperformance of the Fund relative to the Universe. The Board received a report that noted that stock selection in the information technology and financial sectors was largely responsible for the Fund’s underperformance in the most recent one-year period. The Board was satisfied that Funds Management was appropriately monitoring the Fund’s investment performance.

The Board received and considered information regarding the Fund’s contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an “Expense Group”) that was determined by Lipper to be similar to the Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in the Fund’s Expense Group. The Board noted that the net operating expense ratios of the Fund were lower than or in range of the Fund’s Expense Group’s median net operating expense ratios.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements for the Fund.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rate that is payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rate”), both on a stand-alone basis and on a combined basis with the Fund’s administration fee rate. The Board took into account the separate administrative and other services covered by the administration fee rate. The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Funds Management to Wells Capital Management for investment sub-advisory services (the “Sub-Advisory Agreement Rate”). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rate and considered the Advisory Agreement Rate after taking the waivers/caps into account (the “Net Advisory Rate”).

The Board received and considered information comparing the Advisory Agreement Rate and Net Advisory Rate with those of other funds in the Fund’s Expense Group median. The Board noted that the Advisory Agreement Rate and Net Advisory Rate for the Fund were in range of the median rates for the Fund’s Expense Group, except for the Investor Class and Class A. The Board further noted that Funds Management had agreed to continue and, with respect to the Investor Class, reduce contractual fee cap arrangements for the Fund designed to lower the Fund’s expenses.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and Wells Capital Management to other types of clients. In this regard, the Board received information about differences between the services, and the compliance, reporting, and other legal burdens and risks of providing investment advice to mutual funds and those associated with providing advice to non-mutual fund clients such as collective funds or institutional separate accounts.

The Board determined that the Advisory Agreement Rate for the Fund, both with and without an administration fee rate and before and after waivers, was reasonable in light of the Fund’s Expense Group information, the net expense ratio commitments, the services covered by the Advisory Agreements and other information provided. The Board also reviewed and considered the Sub-Advisory Agreement Rate and concluded that the Sub-Advisory Agreement Rate was reasonable in light of the services covered by the sub-advisory agreement and other information provided.

Other Information (Unaudited)	Wells Fargo Advantage Small/Mid Cap Value Fund	33

Profitability

The Board received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to the collective Wells Fargo businesses that provide services to the Fund. It considered that the information provided to it was necessarily estimated, and that the profitability information provided to it, especially on a fund-by-fund basis, did not necessarily provide a precise tool for evaluating the appropriateness of the Fund’s Advisory Agreement Rate in isolation. It noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on, among other things, the size and type of fund. The Board concluded that the profitability reported by Funds Management was not unreasonable.

The Board did not consider separate profitability information with respect to Wells Capital Management, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee structure, which operate generally to reduce the effective Advisory Agreement Rate of the Fund (as a percentage of Fund assets) as the Fund grows in size. It considered that, as a fund shrinks in size, breakpoints conversely result in increasing fee levels. The Board noted that it would have on-going opportunities to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward sharing economies of scale, if any, with the Fund. However, the Board acknowledged the inherent limitations of any analysis of an investment adviser’s economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board’s understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Other benefits to Funds Management and Wells Capital Management

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Fund and benefits potentially derived from an increase in Funds Management’s and Wells Capital Management’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized and any benefits that may be realized by using an affiliated broker.

Other factors and broader review

The Board also considered the markets for distribution of the Fund’s shares, including the channels through which the Fund’s shares are offered and sold. The Board noted that the Fund is part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15 of the 1940 Act and also reviews and assesses information about the quality of the services that the Fund receives throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

34	Wells Fargo Advantage Small/Mid Cap Value Fund	List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Agreement
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPA	— Standby Purchase Agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate Trading of Registered Interest and Principal Securities
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

209729 06-12 SA245/SAR245 4-12

Wells Fargo Advantage Special Small Cap Value Fund

Semi-Annual Report

April 30, 2012

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of April 30, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $211 billion in assets under management, as of April 30, 2012.

Equity Funds
Asia Pacific Fund	Enterprise Fund†	Precious Metals Fund
C&B Large Cap Value Fund	Equity Value Fund	Premier Large Company Growth Fund
C&B Mid Cap Value Fund	Global Opportunities Fund	Small Cap Opportunities Fund
Capital Growth Fund	Growth Fund	Small Cap Value Fund
Common Stock Fund	Index Fund	Small Company Growth Fund
Disciplined U.S. Core Fund	International Equity Fund	Small Company Value Fund
Discovery Fund†	International Value Fund	Small/Mid Cap Core Fund
Diversified Equity Fund	Intrinsic Small Cap Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic Value Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Intrinsic World Equity Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Traditional Small Cap Growth Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Utility and Telecommunications Fund
Emerging Markets Local Bond Fund	Omega Growth Fund
Endeavor Select Fund†	Opportunity Fund†
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Special Small Cap Value Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

The period was marked by continued concerns about the possible global economic effects of the ongoing European sovereign debt crisis that began in Greece and later spread to the larger economies of Italy and Spain.

In contrast to worrisome data from the eurozone, U.S. economic data remained moderately positive.

Dear Valued Shareholder:

We’re pleased to offer you this semi-annual report for the Wells Fargo Advantage Special Small Cap Value Fund for the six-month period that ended April 30, 2012. The period was marked by continued concerns about the possible global economic effects of the ongoing European sovereign debt crisis that began in Greece and later spread to the larger economies of Italy and Spain. However, relatively positive U.S. economic data resulted in most U.S. stock indexes posting gains for the period, with large-cap stocks modestly outperforming small-cap stocks.

Macroeconomic optimism seemed to fade as global growth slowed and worries rose.

Prior to and throughout the reporting period, concerns about the eurozone sovereign debt situation returned to center stage. Investors became increasingly concerned that Greece would default on its debt, a scenario that only seemed more likely as eurozone leaders began to openly discuss a “voluntary” haircut on Greek debt for private investors. Because many eurozone banks owned Greek debt and many U.S. banks had financial ties to eurozone banks, investors worried about the effects of such an event on the financial systems and on the global economy.

In October 2011, market participants turned their attention to the debt burdens of Italy—which, like the U.S., also had its credit rating downgraded by Standard & Poor’s—because even though it had a relatively modest budget deficit, it had a high amount of outstanding debt and a stagnant economy. French banks were heavily exposed to Italian debt, so Italy’s woes led to fears of a state bailout of French banks and a resulting increase in France’s expenditures.

The Greek credit crisis was seemingly addressed in March 2012, when the Greek government came to an agreement with its creditors that allowed it to write down the principal on most of its bonds in exchange for increased financial austerity. The Greek agreement, combined with unprecedented support for eurozone banks by the European Central Bank (ECB), seemed to calm investor concerns, at least temporarily, and most developed European markets ended the period with gains.

The U.S. economy reported relatively solid news.

In contrast to worrisome data from the eurozone, U.S. economic data remained moderately positive. Reported gross domestic product (GDP) growth came in at a 1.8% annualized rate in the third quarter of 2011 and then accelerated to a 3.0% annualized rate in the fourth quarter. The initial estimate for GDP growth in the first quarter of 2012 came in at a 2.2% annualized rate, further supporting the case for economic recovery. In addition, the major banks appeared to have taken steps toward repairing their balance sheets; in March, the Federal Reserve (Fed) announced that 15 of the 19 major banks had passed a “stress test” in which the Fed attempted to gauge whether the banks could survive a severe recession that included a 50% drop in the stock market and a 21% percent decline in housing prices.

Financial stocks rebounded and outperformed the broader market for the reporting period after the Fed released details of the stress test. Stocks generally rallied across the market as investors seemed to be increasingly confident that the U.S. would not return to recession.

Letter to Shareholders	Wells Fargo Advantage Special Small Cap Value Fund	3

Central banks continued to provide stimulus.

Throughout the reporting period, the Federal Open Market Committee kept its key interest rates effectively at zero in order to support the economy and financial system. In response to extreme market volatility and signs of a weakening economy, the Fed announced its intention to keep interest rates low until at least late 2014.

As of November 1, 2011, the ECB had a key rate of 1.50%, which it had increased from 1.0% in an attempt to keep inflation in check. Soon, in response to weakness in the southern European economies, the ECB lowered its key rate to 1.25% in early November 2011 and 1.0% in December 2011. The ECB also continued to provide virtually unlimited liquidity for banks, announcing a Long-Term Refinancing Operation in December through which it provided low-cost three-year loans to lenders.

We use time-tested investment strategies, even as many variables are at work in the market.

Elevated unemployment and debt defaults continue to pressure consumers and businesses alike. In our experience, strict adherence to time-tested investment strategies has its rewards. As a whole, Wells Fargo Advantage Funds represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, we believe it helps in managing risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our Web site at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

4	Wells Fargo Advantage Special Small Cap Value Fund	Letter to Shareholders

Notice to Shareholders

The Board of Trustees for Wells Fargo Advantage Funds has unanimously approved the following modifications to certain net asset value (NAV) waiver privileges and commission schedules:

■	Effective May 1, 2012, automatic investment plan (AIP) purchases and proceeds received from systematic withdrawals will no longer qualify for NAV repurchase privileges.

■

Effective May 1, 2012, discretionary rights to waive the upfront commission for Class C and “jumbo” Class A share purchases will no longer be granted to broker/dealers. However, we will continue to waive the Class C shares contingent deferred sales charge for redemptions by employer-sponsored retirement plans where the dealer of record waived its commission at the time of purchase.

■

Effective July 31, 2012, NAV purchase privileges for former Evergreen Class IS and Class R shareholders are being modified to remove the ability to purchase Class A shares at NAV unless those shares are held directly with the Fund on or after July 31, 2012.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

Performance Highlights (Unaudited)	Wells Fargo Advantage Special Small Cap Value Fund	5

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Robert Rifkin, CFA

James M. Tringas, CFA, CPA

FUND INCEPTION

May 7, 1993

TEN LARGEST EQUITY HOLDINGS[1] (AS OF APRIL 30, 2012)
First Citizens BancShares Incorporated	4.06%
Kadant Incorporated	3.24%
UMB Financial Corporation	2.41%
ALLETE Incorporated	2.33%
Quanex Building Products Corporation	2.04%
Imation Corporation	2.00%
Blyth Incorporated	1.94%
EarthLink Incorporated	1.77%
ACI Worldwide Incorporated	1.72%
ATMI Incorporated	1.70%

SECTOR DISTRIBUTION[2] (AS OF APRIL 30, 2012)

1.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

2.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Special Small Cap Value Fund	Performance Highlights (Unaudited)

AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF APRIL 30, 2012)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[5]
Class A (ESPAX)	05/07/1993	6.34	(4.94)	(0.27)	6.38	12.83	0.85	0.92	7.01	1.39%	1.35%
Class B (ESPBX)**	03/26/1999	7.39	(4.91)	(0.16)	6.46	12.39	0.09	0.17	6.46	2.14%	2.10%
Class C (ESPCX)	12/12/2000	11.40	(0.91)	0.17	6.22	12.40	0.09	0.17	6.22	2.14%	2.10%
Administrator Class (ESPIX)	07/23/1996					12.92	1.10	1.18	7.29	1.23%	1.10%
Institutional Class (ESPNX)	07/30/2010					13.04	1.27	1.23	7.31	0.96%	0.95%
Russell 2000® Value Index[6]						11.47	(4.06)	(0.49)	6.07

*	Returns for periods of less than one year are not annualized.

**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s Web site – wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Consult the Fund’s prospectus for additional information on these and other risks.

3.	Historical performance shown for the Institutional Class shares prior to their inception, reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for all classes of the Fund prior to July 19, 2010 is based on the performance of the Fund’s predecessor, Evergreen Special Values Fund.

4.	Reflects the expense ratios as stated in the most recent prospectuses.

5.	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.34% for Class A, 2.09% for Class B, 2.09% for Class C, 1.09% for Administrator Class and 0.94% for Institutional Class. Without this cap, the Fund’s returns would have been lower.

6.	The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

Fund Expenses (Unaudited)	Wells Fargo Advantage Special Small Cap Value Fund	7

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2011 to April 30, 2012.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11-01-2011	Ending Account Value 04-30-2012	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,128.28	$7.09	1.34%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.20	$6.72	1.34%
Class B
Actual	$1,000.00	$1,123.93	$11.04	2.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.47	$10.47	2.09%
Class C
Actual	$1,000.00	$1,124.00	$11.04	2.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.47	$10.47	2.09%
Administrator Class
Actual	$1,000.00	$1,129.18	$5.77	1.09%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.44	$5.47	1.09%
Institutional Class
Actual	$1,000.00	$1,130.41	$4.98	0.94%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	$4.72	0.94%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

8	Wells Fargo Advantage Special Small Cap Value Fund	Portfolio of Investments—April 30, 2012 (Unaudited)

Security Name	Shares	Value

Common Stocks: 92.41%

Consumer Discretionary: 14.89%

Auto Components: 1.12%
Lear Corporation	54,400	$2,257,600
Modine Manufacturing Company †	820,125	6,478,984

		8,736,584

Automobiles: 0.47%
Thor Industries Incorporated «	108,100	3,657,023

Diversified Consumer Services: 4.07%
Hillenbrand Incorporated	437,302	9,157,104
Matthews International Corporation Class A «	400,247	12,007,410
Steel Excel Incorporated †	373,659	10,462,452

		31,626,966

Hotels, Restaurants & Leisure: 1.70%
Denny’s Corporation †«	2,696,844	11,164,934
Ruby Tuesday Incorporated †«	301,700	2,051,560

		13,216,494

Household Durables: 3.93%
Blyth Incorporated	171,760	15,109,727
Cavco Industries Incorporated †	112,867	5,823,937
Dixie Group Incorporated †**	704,877	2,734,923
Furniture Brands International Incorporated †«	535,362	845,872
La-Z-Boy Incorporated †«	399,412	6,019,139

		30,533,598

Media: 0.68%
AH Belo Corporation **	1,149,060	5,067,355
Dex One Corporation †«	243,493	235,701

		5,303,056

Specialty Retail: 0.19%
Christopher & Banks Corporation	808,045	1,511,044

Textiles, Apparel & Luxury Goods: 2.73%
Delta Apparel Incorporated †	277,939	3,977,307
Iconix Brand Group Incorporated †«	125,400	1,923,636
Kenneth Cole Productions Incorporated Class A †**	521,568	8,308,578
Maidenform Brands Incorporated †«	188,400	4,301,172
Skechers USA Incorporated Class A †«	145,900	2,723,953

		21,234,646

Consumer Staples: 2.93%

Food Products: 0.35%
Seneca Foods Corporation Class A †«	117,297	2,731,847

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—April 30, 2012 (Unaudited)	Wells Fargo Advantage Special Small Cap Value Fund	9

Security Name	Shares	Value

Household Products: 2.40%
Central Garden & Pet Company †	186,192	$1,969,911
Central Garden & Pet Company Class A †	166,502	1,779,906
Spectrum Brands Holdings Incorporated †	170,049	5,868,391
WD-40 Company «	200,736	9,049,179

		18,667,387

Personal Products: 0.18%
Medifast Incorporated †«	73,200	1,406,904

Energy: 5.60%

Energy Equipment & Services: 0.89%
Atwood Oceanics Incorporated †	66,900	2,965,677
Cal Dive International Incorporated †«	328,317	1,270,587
Carbo Ceramics Incorporated «	31,900	2,682,471

		6,918,735

Oil, Gas & Consumable Fuels: 4.71%
Bill Barrett Corporation †«	470,300	11,277,794
Biofuel Energy Corporation †«	1,203,464	557,083
Comstock Resources Incorporated †«	728,663	12,802,609
Stone Energy Corporation †	80,761	2,265,346
Swift Energy Company †«	266,547	8,063,047
Ultra Petroleum Corporation †	83,300	1,646,008

		36,611,887

Financials: 15.90%

Capital Markets: 2.74%
CIFC Corporation †«	253,585	1,516,438
Investment Technology Group Incorporated †«	667,651	6,810,040
Knight Capital Group Incorporated Class A †«	478,900	6,292,746
Westwood Holdings Group Incorporated	181,712	6,683,367

		21,302,591

Commercial Banks: 7.17%
First Citizens BancShares Incorporated	182,156	31,567,635
First Niagara Financial Group Incorporated	612,850	5,478,879
UMB Financial Corporation «	389,861	18,732,821

		55,779,335

Consumer Finance: 0.12%
Regional Management Corporation †«	52,915	894,793

Insurance: 5.39%
Brown & Brown Incorporated	276,300	7,451,811
Endurance Specialty Holdings Limited	255,400	10,261,972
Fortegra Financial Corporation †	294,330	2,442,939
Platinum Underwriters Holdings Limited «	150,700	5,518,634
Stewart Information Services Corporation	682,874	10,051,905
Validus Holdings Limited	190,761	6,199,733

		41,926,994

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Special Small Cap Value Fund	Portfolio of Investments—April 30, 2012 (Unaudited)

Security Name	Shares	Value

Thrifts & Mortgage Finance: 0.48%
Provident New York Bancorp	444,416	$3,750,871

Health Care: 8.74%

Biotechnology: 0.28%
Myriad Genetics Incorporated †	85,300	2,218,653

Health Care Equipment & Supplies: 4.53%
Align Technology Incorporated †	49,700	1,575,987
ArthroCare Corporation †	112,800	2,815,488
Haemonetics Corporation †«	114,200	8,173,294
Hill-Rom Holdings Incorporated	203,200	6,593,840
ICU Medical Incorporated †«	103,303	5,422,374
Steris Corporation «	127,000	3,989,070
West Pharmaceutical Services Incorporated «	147,800	6,636,220

		35,206,273

Health Care Providers & Services: 1.30%
AMN Healthcare Services Incorporated †	58,601	393,213
Hanger Orthopedic Group Incorporated †«	94,000	2,213,700
Owens & Minor Incorporated «	95,000	2,777,800
Patterson Companies Incorporated	138,800	4,731,692

		10,116,405

Health Care Technology: 0.38%
Omnicell Incorporated †	210,200	2,999,554

Life Sciences Tools & Services: 1.28%
Bio-Rad Laboratories Incorporated †	49,900	5,388,701
Cambrex Corporation †«	704,948	4,568,063

		9,956,764

Pharmaceuticals: 0.97%
Impax Laboratories Incorporated †	144,400	3,556,572
Lannett Company Incorporated †«	516,085	2,033,375
Salix Pharmaceuticals Limited †	39,200	1,936,480

		7,526,427

Industrials: 16.29%

Aerospace & Defense: 0.18%
Ceradyne Incorporated	55,900	1,415,388

Air Freight & Logistics: 0.71%
Forward Air Corporation «	162,700	5,496,006

Building Products: 3.56%
Quanex Building Products Corporation	859,042	15,832,144
Simpson Manufacturing Company Incorporated «	381,400	11,834,842

		27,666,986

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—April 30, 2012 (Unaudited)	Wells Fargo Advantage Special Small Cap Value Fund	11

Security Name	Shares	Value

Commercial Services & Supplies: 3.21%
ACCO Brands Corporation †	140,063	$1,477,665
Courier Corporation	428,199	4,397,604
FTI Consulting Incorporated †	86,600	3,147,044
Quad Graphics Incorporated «	66,800	897,792
Sykes Enterprises Incorporated †	370,900	5,878,765
Viad Corporation «	507,944	9,183,628

		24,982,498

Electrical Equipment: 1.75%
EnerSys Incorporated †«	45,400	1,586,730
Franklin Electric Company Incorporated «	174,491	8,750,724
Polypore International Incorporated †«	87,400	3,264,390

		13,601,844

Machinery: 4.70%
Commercial Vehicle Group Incorporated †	367,770	3,913,073
Douglas Dynamics Incorporated	288,648	4,078,596
John Bean Technologies Corporation	210,100	3,359,499
Kadant Incorporated †**	973,429	25,182,608

		36,533,776

Professional Services: 1.64%
Heidrick & Struggles International Incorporated	456,600	8,903,700
Korn/Ferry International †«	238,400	3,850,160

		12,753,860

Road & Rail: 0.54%
Arkansas Best Corporation	275,128	4,220,464

Information Technology: 18.62%

Communications Equipment: 1.17%
Aviat Networks Incorporated †	674,847	1,720,860
Black Box Corporation	183,300	4,144,413
Ixia Corporation †«	259,700	3,272,220

		9,137,493

Computers & Peripherals: 2.41%
Imation Corporation †**	2,684,821	15,571,962
Quantum Corporation †«	1,334,345	3,175,741

		18,747,703

Electronic Equipment, Instruments & Components: 4.39%
AVX Corporation	824,548	10,471,760
Benchmark Electronics Incorporated †	107,527	1,707,529
Celestica Incorporated †	233,200	2,089,472
Orbotech Limited †	852,088	9,304,801
Pulse Electronics Corporation «	1,198,438	2,456,798
Vishay Intertechnology Incorporated †«	723,200	8,114,304

		34,144,664

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Special Small Cap Value Fund	Portfolio of Investments—April 30, 2012 (Unaudited)

Security Name	Shares	Value

Internet Software & Services: 1.97%
Ancestry.com Incorporated †	56,900	$1,519,230
EarthLink Incorporated	1,698,000	13,787,760

		15,306,990

IT Services: 0.79%
Global Payments Incorporated	76,000	3,528,680
TNS Incorporated †	127,974	2,610,670

		6,139,350

Semiconductors & Semiconductor Equipment: 4.87%
Advanced Energy Industries Incorporated †	172,000	2,053,680
ATMI Incorporated †	630,145	13,239,346
DSP Group Incorporated †	804,564	5,261,849
Exar Corporation †	647,616	5,129,119
Lattice Semiconductor Corporation †	1,073,881	5,863,390
MEMC Electronic Materials Incorporated †«	601,800	2,160,462
Standard Microsystems Corporation †	155,966	4,129,980

		37,837,826

Software: 3.02%
ACI Worldwide Incorporated †	335,832	13,386,264
JDA Software Group Incorporated †«	151,900	4,386,872
Netscout Systems Incorporated †	109,000	2,255,210
Progress Software Corporation †«	149,100	3,450,174

		23,478,520

Materials: 7.11%

Chemicals: 1.32%
A. Schulman Incorporated	363,405	8,943,397
American Pacific Corporation †	168,333	1,316,364

		10,259,761

Containers & Packaging: 0.13%
Plastec Technologies Limited †«(a)(i)	173,600	963,480

Metals & Mining: 1.64%
Aurizon Mines Limited †	835,260	4,518,757
Royal Gold Incorporated	133,098	8,246,752

		12,765,509

Paper & Forest Products: 4.02%
Clearwater Paper Corporation †	183,594	6,053,094
Glatfelter Corporation «	239,280	3,727,982
Neenah Paper Incorporated	410,468	11,722,966
Schweitzer Manduit International Incorporated	98,812	6,701,430
Wausau Paper Corporation «	340,100	3,081,306

		31,286,778

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—April 30, 2012 (Unaudited)	Wells Fargo Advantage Special Small Cap Value Fund	13

Security Name			Shares	Value

Utilities: 2.33%

Electric Utilities: 2.33%
ALLETE Incorporated			440,252	$18,142,785

Total Common Stocks (Cost $728,176,921)				718,716,512

		Expiration Date
Warrants: 0.00%

Materials: 0.00%

Containers & Packaging: 0.00%
Plastec Technologies Limited †(a)(i)		11/14/2018	145,800	17,496

Total Warrants (Cost $0)				17,496

			Principal

Other: 0.31%
Gryphon Funding Limited, Pass-Through Entity (a)(i)			$8,595,811	2,406,827

Total Other (Cost $3,681,033)				2,406,827

	Yield		Shares
Short-Term Investments: 17.62%

Investment Companies: 17.62%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.11%		46,967,272	46,967,272
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)	0.19		90,027,688	90,027,688

Total Short-Term Investments (Cost $136,994,960)				136,994,960

Total Investments in Securities
(Cost $868,852,914)*	110.34%	858,135,795
Other Assets and Liabilities, Net	(10.34)	(80,427,098)

Total Net Assets	100.00%	$777,708,697

†	Non-income earning security

«	All or a portion of this security is on loan.

**	Represents an affiliate of the Fund under Section 2(a)(2) and 2(a)(3) of the Investment Company Act of 1940, as Fund holds 5% or more of the issuer’s outstanding voting shares.

(l)	Investment in an affiliate

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $885,149,763 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$111,841,696
Gross unrealized depreciation	(138,855,664)

Net unrealized depreciation	$(27,013,968)

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Special Small Cap Value Fund	Statement of Assets and Liabilities—April 30, 2012 (Unaudited)

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$664,275,409
In affiliated securities, at value (see cost below)	193,860,386

Total investments, at value (see cost below)	858,135,795
Receivable for investments sold	10,813,631
Receivable for Fund shares sold	2,020,073
Receivable for dividends and interest	177,095
Receivable for securities lending income	30,791
Prepaid expenses and other assets	87,458

Total assets	871,264,843

Liabilities
Payable for investments purchased	1,754,883
Payable for Fund shares redeemed	699,712
Payable upon receipt of securities loaned	90,027,688
Advisory fee payable	480,843
Distribution fees payable	34,106
Due to other related parties	160,644
Accrued expenses and other liabilities	398,270

Total liabilities	93,556,146

Total net assets	$777,708,697

NET ASSETS CONSIST OF
Paid-in capital	$854,281,953
Undistributed net investment loss	(956,426)
Accumulated net realized losses on investments	(64,899,711)
Net unrealized losses on investments	(10,717,119)

Total net assets	$777,708,697

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$405,021,823
Shares outstanding – Class A	17,121,460
Net asset value per share – Class A	$23.66
Maximum offering price per share – Class A2	$25.10
Net assets – Class B	$15,355,321
Shares outstanding – Class B	688,244
Net asset value per share – Class B	$22.31
Net assets – Class C	$37,226,547
Shares outstanding – Class C	1,662,632
Net asset value per share – Class C	$22.39
Net assets – Administrator Class	$259,195,232
Shares outstanding – Administrator Class	10,822,049
Net asset value per share – Administrator Class	$23.95
Net assets – Institutional Class	$60,909,774
Shares outstanding – Institutional Class	2,536,852
Net asset value per share – Institutional Class	$24.01

Investments in unaffiliated securities, at cost	$622,225,900

Investments in affiliated securities, at cost	$246,627,014

Total investments, at cost	$868,852,914

Securities on loan, at value	$87,357,517

1.	The Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of Operations—Six Months Ended April 30, 2012 (Unaudited)	Wells Fargo Advantage Special Small Cap Value Fund	15

Investment income
Dividends	$4,088,809
Income from affiliated securities	144,345
Securities lending income, net	105,307
Interest	20,194

Total investment income	4,358,655

Expenses
Advisory fee	3,007,629
Administration fees
Fund level	190,030
Class A	515,291
Class B	24,452
Class C	46,203
Administrator Class	128,740
Institutional Class	20,765
Shareholder servicing fees
Class A	495,472
Class B	23,512
Class C	44,426
Administrator Class	321,850
Distribution fees
Class B	70,535
Class C	133,278
Custody and accounting fees	29,828
Professional fees	9,830
Registration fees	4,381
Shareholder report expenses	14,327
Trustees’ fees and expenses	6,022
Other fees and expenses	13,145

Total expenses	5,099,716
Less: Fee waivers and/or expense reimbursements	(228,852)

Net expenses	4,870,864

Net investment loss	(512,209)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	25,628,853
Affiliated securities	(2,384,832)

Net realized gains on investments	23,244,021

Net change in unrealized gains (losses) on:
Unaffiliated securities	45,059,925
Affiliated securities	23,951,123

Net change in unrealized gains (losses) on investments	69,011,048

Net realized and unrealized gains (losses) on investments	92,255,069

Net increase in net assets resulting from operations	$91,742,860

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Special Small Cap Value Fund	Statements of Changes in Net Assets

	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31, 2011

Operations
Net investment loss		$(512,209)		$(888,304)
Net realized gains on investments		23,244,021		72,400,422
Net change in unrealized gains (losses) on investments		69,011,048		(13,246,194)

Net increase in net assets resulting from operations		91,742,860		58,265,924

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,323,966	29,793,457	2,491,122	53,417,324
Class B	11,431	255,657	6,084	126,147
Class C	107,717	2,316,763	89,582	1,863,376
Administrator Class	644,656	14,697,362	1,967,015	42,154,527
Institutional Class	1,451,735	31,479,598	1,299,817	27,596,502

		78,542,837		125,157,876

Payment for shares redeemed
Class A	(2,692,264)	(60,163,213)	(8,117,034)	(173,620,347)
Class B	(433,949)	(9,240,402)	(852,090)	(17,395,017)
Class C	(165,146)	(3,502,779)	(526,844)	(10,616,983)
Administrator Class	(2,719,585)	(60,022,791)	(5,896,156)	(126,963,950)
Institutional Class	(196,187)	(4,464,529)	(174,116)	(3,733,072)

		(137,393,714)		(332,329,369)

Net decrease in net assets resulting from capital share transactions		(58,850,877)		(207,171,493)

Total increase (decrease) in net assets		32,891,983		(148,905,569)

Net assets
Beginning of period		744,816,714		893,722,283

End of period		$777,708,697		$744,816,714

Undistributed net investment loss		$(956,426)		$(444,217)

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Special Small Cap Value Fund	17

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31		Year Ended July 31,
Class A		2011	2010[1]	2010[2]	2009[2]	2008[2]	2007[2]
Net asset value, beginning of period	$20.97	$19.78	$18.50	$15.51	$18.78	$27.25	$28.55
Net investment income (loss)	(0.03)	(0.05)	(0.01)	(0.02)	0.11	0.15	0.30
Net realized and unrealized gains (losses) on investments	2.72	1.24	1.29	3.07	(3.19)	(3.83)	3.43

Total from investment operations	2.69	1.19	1.28	3.05	(3.08)	(3.68)	3.73
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.01)	(0.19)	(0.27)	(0.10)
Net realized gains	0.00	0.00	0.00	0.00	(0.00)[4]	(4.52)	(4.93)
Tax basis return of capital	0.00	0.00	0.00	(0.05)[3]	0.00	0.00	0.00

Total distributions to shareholders	0.00	0.00	0.00	(0.06)	(0.19)	(4.79)	(5.03)
Net asset value, end of period	$23.66	$20.97	$19.78	$18.50	$15.51	$18.78	$27.25
Total return[5]	12.83%	6.02%	6.92%	19.72%	(16.17)%	(15.22)%	13.30%
Ratios to average net assets (annualized)
Gross expenses	1.37%	1.37%	1.46%	1.43%	1.43%	1.36%	1.32%
Net expenses	1.34%	1.34%	1.34%	1.39%	1.33%	1.31%	1.31%
Net investment income (loss)	(0.19)%	(0.14)%	(0.19)%	(0.07)%	0.69%	0.73%	1.07%
Supplemental data
Portfolio turnover rate	32%	54%	7%	45%	43%	48%	45%
Net assets, end of period (000’s omitted)	$405,022	$387,767	$477,079	$472,903	$442,973	$598,656	$959,305

1.	For the three months ended October 31, 2010. The Fund changed its fiscal year end from July 31 to October 31, effective October 31, 2010.

2.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Special Values Fund and Evergreen Small Cap Value Fund. Evergreen Special Values Fund became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class A of Evergreen Special Values Fund.

3.	Calculated based upon average shares outstanding

4.	Amount is less than $0.005.

5.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Special Small Cap Value Fund	Financial Highlights

(For a share outstanding throughout each period)

Class B	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31,		Year Ended July 31,
		2011	2010[1]	2010[2]	2009[2]		2008[2]	2007[2]
Net asset value, beginning of period	$19.85	$18.87	$17.68	$14.88	$17.92		$26.17	$27.69
Net investment income (loss)	(0.10)[3]	(0.18)[3]	(0.08)	(0.14)[3]	0.00	[3],4	(0.00)[3]	0.08
Net realized and unrealized gains (losses) on investments	2.56	1.16	1.27	2.94	(3.02)		(3.67)	3.33

Total from investment operations	2.46	0.98	1.19	2.80	(3.02)		(3.67)	3.41
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.02)		(0.06)	0.00
Net realized gains	0.00	0.00	0.00	0.00	(0.00)[4]		(4.52)	(4.93)

Total distributions to shareholders	0.00	0.00	0.00	0.00	(0.02)		(4.58)	(4.93)
Net asset value, end of period	$22.31	$19.85	$18.87	$17.68	$14.88		$17.92	$26.17
Total return[5]	12.39%	5.19%	6.73%	18.82%	(16.83)%		(15.80)%	12.46%
Ratios to average net assets (annualized)
Gross expenses	2.12%	2.13%	2.21%	2.18%	2.17%		2.11%	2.07%
Net expenses	2.09%	2.09%	2.09%	2.15%	2.07%		2.06%	2.06%
Net investment income (loss)	(0.91)%	(0.88)%	(0.93)%	(0.82)%	0.01%		(0.02)%	0.30%
Supplemental data
Portfolio turnover rate	32%	54%	7%	45%	43%		48%	45%
Net assets, end of period (000’s omitted)	$15,355	$22,053	$36,922	$36,654	$41,008		$91,409	$163,723

1.	For the three months ended October 31, 2010. The Fund changed its fiscal year end from July 31 to October 31, effective October 31, 2010.

2.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Special Values Fund and Evergreen Small Cap Value Fund. Evergreen Special Values Fund became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class B of Evergreen Special Values Fund.

3.	Calculated based upon average shares outstanding

4.	Amount is less than $0.005.

5.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Special Small Cap Value Fund	19

(For a share outstanding throughout each period)

Class C	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31,		Year Ended July 31,
		2011	2010[1]	2010[2]	2009[2]	2008[2]	2007[2]
Net asset value, beginning of period	$19.92	$18.94	$17.74	$14.93	$17.98	$26.24	$27.75
Net investment income (loss)	(0.10)[3]	(0.18)[3]	(0.07)	(0.18)	(0.00)[3]	(0.00)[3]	0.09
Net realized and unrealized gains (losses) on investments	2.57	1.16	1.27	2.99	(3.03)	(3.69)	3.33

Total from investment operations	2.47	0.98	1.20	2.81	(3.03)	(3.69)	3.42
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	(0.02)	(0.05)	0.00
Net realized gains	0.00	0.00	0.00	0.00	(0.00)[4]	(4.52)	(4.93)

Total distributions to shareholders	0.00	0.00	0.00	0.00	(0.02)	(4.57)	(4.93)
Net asset value, end of period	$22.39	$19.92	$18.94	$17.74	$14.93	$17.98	$26.24
Total return[5]	12.40%	5.17%	6.76%	18.82%	(16.79)%	(15.86)%	12.48%
Ratios to average net assets (annualized)
Gross expenses	2.12%	2.13%	2.21%	2.18%	2.17%	2.11%	2.07%
Net expenses	2.09%	2.09%	2.09%	2.12%	2.07%	2.06%	2.06%
Net investment income (loss)	(0.95)%	(0.89)%	(0.93)%	(0.80)%	(0.03)%	(0.02)%	0.31%
Supplemental data
Portfolio turnover rate	32%	54%	7%	45%	43%	48%	45%
Net assets, end of period (000’s omitted)	$37,227	$34,270	$40,850	$40,968	$38,744	$61,307	$131,213

1.	For the three months ended October 31, 2010. The Fund changed its fiscal year end from July 31 to October 31, effective October 31, 2010.

2.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Special Values Fund and Evergreen Small Cap Value Fund. Evergreen Special Values Fund became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class C of Evergreen Special Values Fund.

3.	Calculated based upon average shares outstanding

4.	Amount is less than $0.005.

5.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Special Small Cap Value Fund	Financial Highlights

(For a share outstanding throughout each period)

Administrator Class	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31,		Year Ended July 31
		2011	2010[1]	2010[2]	2009[2]	2008[2]	2007[2]
Net asset value, beginning of period	$21.21	$19.96	$18.65	$15.63	$18.95	$27.46	$28.73
Net investment income	0.01 [3]	0.02 [3]	0.01	0.04 [3]	0.16	0.21	0.37
Net realized and unrealized gains (losses) on investments	2.73	1.23	1.30	3.04	(3.23)	(3.87)	3.47

Total from investment operations	2.74	1.25	1.31	3.08	(3.07)	(3.66)	3.84
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.01)	(0.25)	(0.33)	(0.18)
Net realized gains	0.00	0.00	0.00	0.00	(0.00)[4]	(4.52)	(4.93)
Tax basis return of capital	0.00	0.00	0.00	(0.05)[3]	0.00	0.00	0.00

Total distributions to shareholders	0.00	0.00	0.00	(0.06)	(0.25)	(4.85)	(5.11)
Net asset value, end of period	$23.95	$21.21	$19.96	$18.65	$15.63	$18.95	$27.46
Total return[5]	12.92%	6.26%	7.02%	20.02%	(15.96)%	(15.00)%	13.62%
Ratios to average net assets (annualized)
Gross expenses	1.21%	1.22%	1.30%	1.17%	1.18%	1.11%	1.07%
Net expenses	1.09%	1.09%	1.09%	1.13%	1.08%	1.06%	1.06%
Net investment income	0.07%	0.12%	0.05%	0.21%	0.95%	0.98%	1.32%
Supplemental data
Portfolio turnover rate	32%	54%	7%	45%	43%	48%	45%
Net assets, end of period (000’s omitted)	$259,195	$273,510	$335,766	$320,814	$525,865	$722,786	$1,067,452

1.	For the three months ended October 31, 2010. The Fund changed its fiscal year end from July 31 to October 31, effective October 31, 2010.

2.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Special Values Fund and Evergreen Small Cap Value Fund. Evergreen Special Values Fund became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class I of Evergreen Special Values Fund.

3.	Calculated based upon average shares outstanding

4.	Amount is less than $0.005.

5.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Special Small Cap Value Fund	21

(For a share outstanding throughout each period)

Institutional Class	Six Months Ended April 30, 2012 (Unaudited)	Year End October 31,		Year Ended July 31, 2010[2]
		2011	2010[1]
Net asset value, beginning of period	$21.24	$19.96	$18.66	$18.66
Net Investment income (loss)	0.01 [3]	0.04	(0.02)[3]	0.00	[3],4
Net realized and unrealized gains (losses) on investments	2.76	1.24	1.32	0.00	[4]

Total from investment operations	2.77	1.28	1.30	0.00	[4]
Net asset value, end of period	$24.01	$21.24	$19.96	$18.66
Total return[5]	13.04%	6.41%	7.02%	0.00%
Ratios to average net assets (annualized)
Gross expenses	0.94%	0.94%	1.10%	0.00%[4]
Net expenses	0.94%	0.93%	0.94%	0.00%[4]
Net investment income (loss)	0.12%	0.19%	(0.38)%	0.00%[4]
Supplemental data
Portfolio turnover rate	32%	54%	7%	45%
Net assets, end of period (000’s omitted)	$60,910	$27,217	$3,106	$10

1.	For the three months ended October 31, 2010. The Fund changed its fiscal year end from July 31 to October 31, effective October 31, 2010.

2.	For the period from July 30, 2010 (commencement of class operation) to July 31, 2010.

3.	Calculated based upon average shares outstanding

4.	Amount is less than 0.005 of the value indicated.

5.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Special Small Cap Value Fund	Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Special Small Cap Value Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued prices are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. The securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Special Small Cap Value Fund	23

by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years which began after December 22, 2010 for an unlimited period. However, any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than be considered all short-term as under previous law. In addition, the Fund may elect to defer any portion of a post-October capital loss or qualified late-year ordinary loss to the first day of the following taxable year. A post-October capital loss is the greatest of the net capital loss, net short-term capital loss or net long-term capital loss for the portion of the taxable year after October 31. A qualified late-year ordinary loss is the net loss comprised of (a) net gain or loss from the sale or other disposition of capital assets for the portion of the taxable year after October 31, and (b) other ordinary income or loss for the portion of the taxable year after December 31.

24	Wells Fargo Advantage Special Small Cap Value Fund	Notes to Financial Statements (Unaudited)

As of October 31, 2011, the Fund had net capital loss carryforwards, which were available to offset future net realized capital gains, in the amount of $68,254,151 with $67,892,019 expiring in 2017 and $362,132 expiring in 2018.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$717,753,032	$0	$963,480	$718,716,512
Warrants	0	17,496	0	17,496
Other	0	0	2,406,827	2,406,827
Short-term investments
Investment companies	46,967,272	90,027,688	0	136,994,960
	$764,720,304	$90,045,184	$3,370,307	$858,135,795

Further details on the major security types listed above can be found in the Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended April 30, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, is responsible for day-to-day portfolio management of the Fund.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Special Small Cap Value Fund	25

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.80% and declining to 0.70% as the average daily net assets of the Fund increase. For the six months ended April 30, 2012, the advisory fee was equivalent to an annual rate of 0.79% of the Fund’s average daily net assets.

Funds Management has retained the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by Funds Management and do not increase the overall fees paid by the Fund. Wells Capital Management, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Class A, Class B, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 18, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.34% for Class A, 2.09% for Class B, 2.09% for Class C, 1.09% for Administrator Class and 0.94% for Institutional Class.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the six months ended April 30, 2012, Wells Fargo Funds Distributor, LLC received $2,336 from the sale of Class A shares and $50, $4,608 and $56 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations (if any) and short-term securities, for the six months ended April 30, 2012 were $226,222,244 and $288,685,010, respectively.

26	Wells Fargo Advantage Special Small Cap Value Fund	Notes to Financial Statements (Unaudited)

6. INVESTMENTS IN AFFILIATES

An affiliated investment is a company in which the Fund has ownership of at least 5% of the outstanding voting shares. A summary of the transactions with affiliates for the six months ended April 30, 2012 was as follows:

	Shares, Beginning of Period	Shares Purchased	Shares Sold	Shares, End of Period	Value, End of Period	Income from Affiliated Securities	Realized Gains (Losses)
AH Bello Corporation	995,660	153,400	0	1,149,060	$5,067,355	$120,469	$0
Dixie Group Incorporated	701,577	3,300	0	704,877	2,734,923	0	0
Imation Corporation	2,277,121	407,700	0	2,684,821	15,571,962	0	0
Kadant Incorporated	957,029	17,000	600	973,429	25,182,608	0	2,344
Kenneth Cole Productions Incorporated Class A	689,768	89,700	257,900	521,568	8,308,578	0	(2,387,176)
					$56,865,426	$120,469	$(2,384,832)

7. BANK BORROWINGS

The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended April 30, 2012, the Fund paid $711 in commitment fees.

For the six months ended April 30, 2012, there were no borrowings by the Fund under the agreement.

8. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

9. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

In May 2011, FASB issued ASU No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. Management expects that adoption of the ASU will result in additional disclosures in the financial statements, as applicable.

In April 2011, FASB issued ASU No. 2011-03 Reconsideration of Effective Control for Repurchase Agreements. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Special Small Cap Value Fund	27

repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management has evaluated the impact of adopting the ASU and expects no significant changes.

28	Wells Fargo Advantage Special Small Cap Value Fund	Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargoadvantagefunds.com, or visiting the SEC Web site at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at wellsfargoadvantagefunds.com or by visiting the SEC Web site at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Other Information (Unaudited)	Wells Fargo Advantage Special Small Cap Value Fund	29

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 137 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

30	Wells Fargo Advantage Special Small Cap Value Fund	Other Information (Unaudited)

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at wellsfargoadvantagefunds.com.

Other Information (Unaudited)	Wells Fargo Advantage Special Small Cap Value Fund	31

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in person meeting held on March 29-30, 2012 (the “Meeting”), the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage Special Small Cap Value Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (“Wells Capital Management”) for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

In providing information to the Board, Funds Management and Wells Capital Management were guided by a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf at the start of the Board’s annual contract renewal process earlier in 2012. In approving the Advisory Agreements, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee likely attributed different weights to various factors.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Fund by Funds Management and its affiliates.

The Board’s decision to approve the continuation of the Advisory Agreements was based on a comprehensive evaluation of all of the information provided to it. In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and Wells Capital Management about various topics, including Funds Management’s oversight of service providers. The above factors, together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Board in concluding that the nature, extent and quality of the investment advisory services provided to the Fund by Funds Management and Wells Capital Management supported the re-approval of the Advisory Agreements. Although the Board considered the continuation of the Advisory Agreements for the Fund as part of the larger process of considering the continuation of the advisory agreements for all of the funds in the complex, its decision to continue the Advisory Agreements for the Fund was ultimately made on a fund-by-fund basis.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2011. The Board also considered these results in comparison to the median performance of a universe of relevant funds (the “Universe”) that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund, and in comparison to the Fund’s

32	Wells Fargo Advantage Special Small Cap Value Fund	Other Information (Unaudited)

benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe. The Board noted that the performance of the Fund was higher than or in range of the median performance of the Universe for all periods under review. The Board also noted that the performance of the Fund was higher than or in range of its benchmark, the Lipper Small-Cap Value Funds Index, for the periods under review.

The Board received and considered information regarding the Fund’s contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an “Expense Group”) that was determined by Lipper to be similar to the Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in the Fund’s Expense Group. The Board noted that the net operating expense ratios of the Fund were in range of the Fund’s Expense Group’s median net operating expense ratios.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements for the Fund.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rate that is payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rate”), both on a stand-alone basis and on a combined basis with the Fund’s administration fee rate. The Board took into account the separate administrative and other services covered by the administration fee rate. The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Funds Management to Wells Capital Management for investment sub-advisory services (the “Sub-Advisory Agreement Rate”). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rate and considered the Advisory Agreement Rate after taking the waivers/caps into account (the “Net Advisory Rate”).

The Board received and considered information comparing the Advisory Agreement Rate and Net Advisory Rate with those of other funds in the Fund’s Expense Group median. The Board noted that the Advisory Agreement Rate for the Fund was higher than the median rates for the Fund’s Expense Group. The Board also noted that the Net Advisory Rate for the Fund was higher than the median rate for the Fund’s Expense Group, except for the Administrator Class. The Board noted that Funds Management proposed to extend contractual fee cap arrangements for the Fund designed to lower the fund’s expenses until February 28, 2014.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and Wells Capital Management to other types of clients. In this regard, the Board received information about differences between the services, and the compliance, reporting, and other legal burdens and risks of providing investment advice to mutual funds and those associated with providing advice to non-mutual fund clients such as collective funds or institutional separate accounts.

The Board determined that the Advisory Agreement Rate for the Fund, both with and without an administration fee rate and before and after waivers, was reasonable in light of the Fund’s Expense Group information, the net expense ratio commitments, the services covered by the Advisory Agreements and other information provided. The Board also reviewed and considered the Sub-Advisory Agreement Rate and concluded that the Sub-Advisory Agreement Rate was reasonable in light of the services covered by the sub-advisory agreement and other information provided.

Profitability

The Board received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to the collective Wells Fargo businesses that provide services to the Fund. It considered that the information provided to it was necessarily estimated, and that the profitability information provided to it, especially on a fund-by-fund basis, did not necessarily provide a precise tool for evaluating the appropriateness of the Fund’s Advisory Agreement Rate in isolation. It noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on, among other things, the size and type of fund. The Board concluded that the profitability reported by Funds Management was not unreasonable.

Other Information (Unaudited)	Wells Fargo Advantage Special Small Cap Value Fund	33

The Board did not consider separate profitability information with respect to Wells Capital Management, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee structure, which operate generally to reduce the effective Advisory Agreement Rate of the Fund (as a percentage of Fund assets) as the Fund grows in size. It considered that, as a fund shrinks in size, breakpoints conversely result in increasing fee levels. The Board noted that it would have on-going opportunities to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward sharing economies of scale, if any, with the Fund. However, the Board acknowledged the inherent limitations of any analysis of an investment adviser’s economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board’s understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Other benefits to Funds Management and Wells Capital Management

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Fund and benefits potentially derived from an increase in Funds Management’s and Wells Capital Management’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized and any benefits that may be realized by using an affiliated broker.

Other factors and broader review

The Board also considered the markets for distribution of the Fund’s shares, including the channels through which the Fund’s shares are offered and sold. The Board noted that the Fund is part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15 of the 1940 Act and also reviews and assesses information about the quality of the services that the Fund receives throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

34	Wells Fargo Advantage Special Small Cap Value Fund	List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Agreement
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPA	— Standby Purchase Agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate Trading of Registered Interest and Principal Securities
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

209730 06 -12 SA246/SAR246 4-12

Wells Fargo Advantage

Traditional Small Cap Growth Fund

Semi-Annual Report

April 30, 2012

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Sign up for electronic delivery of prospectuses and shareholder reports at wellsfargo.com/advantagedelivery

The views expressed and any forward-looking statements are as of April 30, 2012, unless otherwise noted, and are those of the Fund managers and/or Wells Fargo Funds Management, LLC. Discussions of individual securities, or the markets generally, or any Wells Fargo Advantage Fund are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements; the views expressed are subject to change at any time in response to changing circumstances in the market. Wells Fargo Funds Management, LLC, disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider a fund’s investment objectives, risks, charges, and expenses before investing. For a current prospectus and, if available, a summary prospectus, containing this and other information, visit wellsfargoadvantagefunds.com. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

“Dow Jones®” and “Dow Jones Target Date IndexesSM” are service marks of Dow Jones Trademark Holdings, LLC (“Dow Jones”), have been licensed to CME Group Index Services LLC (“CME Indexes”) and have been sublicensed for use for certain purposes by Global Index Advisors, Inc, and Wells Fargo Funds Management, LLC. The Wells Fargo Advantage Dow Jones Target Date FundsSM based on the Dow Jones Target Date IndexesSM, are not sponsored, endorsed, sold or promoted by Dow Jones, CME Indexes or their respective affiliates and none of them makes any representation regarding the advisability of investing in such product(s).

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the semi-annual report.

Wells Fargo Advantage Funds offers more than 110 mutual funds across a wide range of asset classes, representing over $211 billion in assets under management, as of April 30, 2012.

Equity Funds
Asia Pacific Fund	Enterprise Fund†	Precious Metals Fund
C&B Large Cap Value Fund	Equity Value Fund	Premier Large Company Growth Fund
C&B Mid Cap Value Fund	Global Opportunities Fund	Small Cap Opportunities Fund
Capital Growth Fund	Growth Fund	Small Cap Value Fund
Common Stock Fund	Index Fund	Small Company Growth Fund
Disciplined U.S. Core Fund	International Equity Fund	Small Company Value Fund
Discovery Fund†	International Value Fund	Small/Mid Cap Core Fund
Diversified Equity Fund	Intrinsic Small Cap Value Fund	Small/Mid Cap Value Fund
Diversified International Fund	Intrinsic Value Fund	Special Mid Cap Value Fund
Diversified Small Cap Fund	Intrinsic World Equity Fund	Special Small Cap Value Fund
Emerging Growth Fund	Large Cap Core Fund	Specialized Technology Fund
Emerging Markets Equity Fund	Large Cap Growth Fund	Traditional Small Cap Growth Fund
Emerging Markets Equity Income Fund	Large Company Value Fund	Utility and Telecommunications Fund
Emerging Markets Local Bond Fund	Omega Growth Fund
Endeavor Select Fund†	Opportunity Fund†
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Absolute Return Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Asset Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Conservative Allocation Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Capital Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Diversified Income Builder Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Growth Balanced Fund	Target Today Fund†	Target 2045 Fund†
Index Asset Allocation Fund	Target 2010 Fund†	Target 2050 Fund†
Moderate Balanced Fund	Target 2015 Fund†	Target 2055 Fund†
WealthBuilder Conservative Allocation Portfolio†
Money Market Funds
100% Treasury Money Market Fund	Heritage Money Market Fund†	National Tax-Free Money Market Fund
California Municipal Money Market Fund	Money Market Fund	Prime Investment Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Treasury Plus Money Market Fund
Government Money Market Fund	Municipal Money Market Fund
Variable Trust Funds[1]
VT Discovery Fund†	VT Intrinsic Value Fund	VT Small Cap Growth Fund
VT Index Asset Allocation Fund	VT Omega Growth Fund	VT Small Cap Value Fund
VT International Equity Fund	VT Opportunity Fund†	VT Total Return Bond Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM, Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM, Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the semi-annual report.

2	Wells Fargo Advantage Traditional Small Cap Growth Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

The period was marked by continued concerns about the possible global economic effects of the ongoing European sovereign debt crisis that began in Greece and later spread to the larger economies of Italy and Spain.

In contrast to worrisome data from the eurozone, U.S. economic data remained moderately positive.

Dear Valued Shareholder:

We’re pleased to offer you this semi-annual report for the Wells Fargo Advantage Traditional Small Cap Growth Fund for the six-month period that ended April 30, 2012. The period was marked by continued concerns about the possible global economic effects of the ongoing European sovereign debt crisis that began in Greece and later spread to the larger economies of Italy and Spain. However, relatively positive U.S. economic data resulted in most U.S. stock indexes posting gains for the period, with large-cap stocks modestly outperforming small-cap stocks.

Macroeconomic optimism seemed to fade as global growth slowed and worries rose.

Prior to and throughout the reporting period, concerns about the eurozone sovereign debt situation returned to center stage. Investors became increasingly concerned that Greece would default on its debt, a scenario that only seemed more likely as eurozone leaders began to openly discuss a “voluntary” haircut on Greek debt for private investors. Because many eurozone banks owned Greek debt and many U.S. banks had financial ties to eurozone banks, investors worried about the effects of such an event on the financial systems and on the global economy.

In October 2011, market participants turned their attention to the debt burdens of Italy—which, like the U.S., also had its credit rating downgraded by Standard & Poor’s—because even though it had a relatively modest budget deficit, it had a high amount of outstanding debt and a stagnant economy. French banks were heavily exposed to Italian debt, so Italy’s woes led to fears of a state bailout of French banks and a resulting increase in France’s expenditures.

The Greek credit crisis was seemingly addressed in March 2012, when the Greek government came to an agreement with its creditors that allowed it to write down the principal on most of its bonds in exchange for increased financial austerity. The Greek agreement, combined with unprecedented support for eurozone banks by the European Central Bank (ECB), seemed to calm investor concerns, at least temporarily, and most developed European markets ended the period with gains.

The U.S. economy reported relatively solid news.

In contrast to worrisome data from the eurozone, U.S. economic data remained moderately positive. Reported gross domestic product (GDP) growth came in at a 1.8% annualized rate in the third quarter of 2011 and then accelerated to a 3.0% annualized rate in the fourth quarter. The initial estimate for GDP growth in the first quarter of 2012 came in at a 2.2% annualized rate, further supporting the case for economic recovery. In addition, the major banks appeared to have taken steps toward repairing their balance sheets; in March, the Federal Reserve (Fed) announced that 15 of the 19 major banks had passed a “stress test” in which the Fed attempted to gauge whether the banks could survive a severe recession that included a 50% drop in the stock market and a 21% percent decline in housing prices.

Financial stocks rebounded and outperformed the broader market for the reporting period after the Fed released details of the stress test. Stocks generally rallied across the market as investors seemed to be increasingly confident that the U.S. would not return to recession.

Letter to Shareholders	Wells Fargo Advantage Traditional Small Cap Growth Fund	3

Central banks continued to provide stimulus.

Throughout the reporting period, the Federal Open Market Committee kept its key interest rates effectively at zero in order to support the economy and financial system. In response to extreme market volatility and signs of a weakening economy, the Fed announced its intention to keep interest rates low until at least late 2014.

As of November 1, 2011, the ECB had a key rate of 1.50%, which it had increased from 1.0% in an attempt to keep inflation in check. Soon, in response to weakness in the southern European economies, the ECB lowered its key rate to 1.25% in early November 2011 and 1.0% in December 2011. The ECB also continued to provide virtually unlimited liquidity for banks, announcing a Long-Term Refinancing Operation in December through which it provided low-cost three-year loans to lenders.

We use time-tested investment strategies, even as many variables are at work in the market.

Elevated unemployment and debt defaults continue to pressure consumers and businesses alike. In our experience, strict adherence to time-tested investment strategies has its rewards. As a whole, Wells Fargo Advantage Funds represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, we believe it helps in managing risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our Web site at wellsfargoadvantagefunds.com, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

4	Wells Fargo Advantage Traditional Small Cap Growth Fund	Letter to Shareholders

Notice to Shareholders

The Board of Trustees for Wells Fargo Advantage Funds has unanimously approved the following modifications to certain net asset value (NAV) waiver privileges and commission schedules:

■	Effective May 1, 2012, automatic investment plan (AIP) purchases and proceeds received from systematic withdrawals will no longer qualify for NAV repurchase privileges.

■

Effective May 1, 2012, discretionary rights to waive the upfront commission for Class C and “jumbo” Class A share purchases will no longer be granted to broker/dealers. However, we will continue to waive the Class C shares contingent deferred sales charge for redemptions by employer-sponsored retirement plans where the dealer of record waived its commission at the time of purchase.

■

Effective July 31, 2012, NAV purchase privileges for former Evergreen Class IS and Class R shareholders are being modified to remove the ability to purchase Class A shares at NAV unless those shares are held directly with the Fund on or after July 31, 2012.

Please contact your investment professional or call us directly at 1-800-222-8222 if you have any questions on this Notice to Shareholders.

Performance Highlights (Unaudited)	Wells Fargo Advantage Traditional Small Cap Growth Fund	5

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Paul Carder, CFA

Jeffrey S. Drummond, CFA

Linda Freeman, CFA

Jeffrey Harrison, CFA

FUND INCEPTION

April 15, 1985

TEN LARGEST EQUITY HOLDINGS[1] (AS OF APRIL 30, 2012)
Concur Technologies Incorporated	2.93%
SXC Health Solutions Corporation	2.77%
Equinix Incorporated	2.40%
Financial Engines Incorporated	2.24%
Ploypore International Incorporated	2.23%
Shutterfly Incorporated	2.11%
Cavium Incorporated	2.08%
InnerWorkings Incorporated	1.98%
Ultimate Software Group Incorporated	1.91%
EnerSys Company	1.74%

SECTOR DISTRIBUTION[2] (AS OF APRIL 30, 2012)

1.	The ten largest equity holdings are calculated based on the value of the securities divided by total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

2.	Sector distribution is subject to change and is calculated based on the total long-term investments of the Fund.

6	Wells Fargo Advantage Traditional Small Cap Growth Fund	Performance Highlights (Unaudited)

AVERAGE ANNUAL TOTAL RETURN3 (%) (AS OF APRIL 30, 2012)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[4]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[5]
Class A (EGWAX)	06/05/1995	7.08	(10.96)	2.00	5.22	13.59	(5.54)	3.21	5.84	1.43%	1.33%
Class C (EGWCX)	07/30/2010	12.18	(7.23)	2.44	5.06	13.18	(6.23)	2.44	5.06	2.18%	2.08%
Administrator Class (EGWDX)	07/30/2010					13.70	(5.34)	3.29	5.92	1.27%	1.20%
Institutional Class (EGRYX)	11/19/1997					13.78	(5.17)	3.51	6.15	1.00%	0.98%
Russell 2000® Growth Index[6]						10.58	(4.42)	3.27	6.06

*	Returns for periods of less than one year are not annualized.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted and assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s Web site – wellsfargoadvantagefunds.com.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Consult the Fund’s prospectus for additional information on these and other risks.

3.	Historical performance shown for Class C shares prior to their inception reflects the performance of Class A shares, adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to the Administrator Class shares. Historical performance shown for all classes of the Fund prior to July 19, 2010 is based on the performance of the Fund’s predecessor, Evergreen Growth Fund.

4.	Reflects the expense ratios as stated in the most recent prospectuses.

5.	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amounts shown above. Without this cap, the Fund’s returns would have been lower.

6.	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

Fund Expenses (Unaudited)	Wells Fargo Advantage Traditional Small Cap Growth Fund	7

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from November 1, 2011 to April 30, 2012.

Actual Expenses

The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 11-01-2011	Ending Account Value 04-30-2012	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,135.86	$7.06	1.33%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.25	$6.67	1.33%
Class C
Actual	$1,000.00	$1,131.84	$11.02	2.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.52	$10.42	2.08%
Administrator Class
Actual	$1,000.00	$1,136.99	$6.22	1.17%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$5.87	1.17%
Institutional Class
Actual	$1,000.00	$1,137.80	$5.21	0.98%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.99	$4.92	0.98%

1.	Expenses paid is equal to the annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

8	Wells Fargo Advantage Traditional Small Cap Growth Fund	Portfolio of Investments—April 30, 2012 (Unaudited)

Security Name	Shares	Value

Common Stocks: 97.67%

Consumer Discretionary: 15.44%

Auto Components: 1.07%
Dana Holding Corporation	147,100	$2,150,602

Diversified Consumer Services: 1.57%
K12 Incorporated «†	34,100	869,550
Sotheby’s Holdings Incorporated	58,200	2,288,424

		3,157,974

Hotels, Restaurants & Leisure: 2.24%
Gaylord Entertainment Company «†	46,700	1,470,116
Shuffle Master Incorporated †	172,600	3,049,842

		4,519,958

Household Durables: 0.88%
Sodastream International Limited «†	51,800	1,779,330

Internet & Catalog Retail: 2.11%
Shutterfly Incorporated †	136,500	4,247,880

Leisure Equipment & Products: 1.06%
LeapFrog Enterprises Incorporated †	229,929	2,147,537

Specialty Retail: 4.72%
Group 1 Automotive Incorporated	29,500	1,707,460
Ulta Salon Cosmetics & Fragrance Incorporated	26,100	2,301,498
Vitamin Shoppe Incorporated †	71,438	3,362,587
Zumiez Incorporated «†	58,300	2,137,278

		9,508,823

Textiles, Apparel & Luxury Goods: 1.79%
Oxford Industries Incorporated	34,300	1,646,057
Vera Bradley Incorporated «†	75,200	1,953,696

		3,599,753

Consumer Staples: 0.94%

Personal Products: 0.94%
Elizabeth Arden Incorporated †	48,700	1,898,326

Energy: 5.83%

Energy Equipment & Services: 3.39%
ION Geophysical Corporation «†	310,200	1,932,546
Key Energy Services Incorporated «†	149,700	1,895,202
Lufkin Industries Incorporated «	38,900	2,989,076

		6,816,824

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—April 30, 2012 (Unaudited)	Wells Fargo Advantage Traditional Small Cap Growth Fund	9

Security Name	Shares	Value

Oil, Gas & Consumable Fuels: 2.44%
Berry Petroleum Company Class A «	62,200	$2,833,210
Energy XXI Bermuda Limited †	55,400	2,087,472

		4,920,682

Financials: 6.03%

Capital Markets: 3.61%
Financial Engines Incorporated «†	197,900	4,520,036
Stifel Financial Corporation «†	75,300	2,742,426

		7,262,462

Diversified Financial Services: 2.42%
MarketAxess Holdings Incorporated	81,600	2,799,696
Portfolio Recovery Associates Incorporated †	30,155	2,075,267

		4,874,963

Health Care: 17.54%

Biotechnology: 6.36%
Ariad Pharmaceuticals Incorporated «†	123,400	2,011,420
Cepheid Incorporated «†	72,800	2,796,248
Cubist Pharmaceuticals Incorporated †	66,800	2,824,304
Exact Sciences Corporation «†	257,600	2,774,352
Incyte Corporation «†	105,900	2,401,812

		12,808,136

Health Care Equipment & Supplies: 6.28%
DexCom Incorporated †	303,737	2,973,585
NxStage Medical Incorporated †	156,000	2,652,000
STAAR Surgical Company †	111,100	1,218,767
Tornier NV †	113,700	2,699,238
Volcano Corporation «†	114,077	3,097,191

		12,640,781

Health Care Providers & Services: 0.57%
HMS Holdings Corporation «†	36,900	887,814
IPC The Hospitalist Company †	7,000	269,029

		1,156,843

Health Care Technology: 4.33%
Athena Health Incorporated «†	22,700	1,644,615
SXC Health Solutions Corporation †	61,700	5,588,786
Vocera Communications Incorporated †	67,242	1,489,410

		8,722,811

The accompanying notes are an integral part of these financial statements.

10	Wells Fargo Advantage Traditional Small Cap Growth Fund	Portfolio of Investments—April 30, 2012 (Unaudited)

Security Name	Shares	Value

Industrials: 17.43%

Aerospace & Defense: 2.90%
Hexcel Corporation «†	115,943	$3,174,519
KEYW Holding Corporation «†	284,198	2,671,461

		5,845,980

Air Freight & Logistics: 1.99%
Atlas Air Worldwide Holdings Incorporated †	47,600	2,191,980
Forward Air Corporation	53,561	1,809,291

		4,001,271

Commercial Services & Supplies: 1.97%
InnerWorkings Incorporated «†	345,849	3,980,722

Electrical Equipment: 3.97%
EnerSys Company «†	100,300	3,505,485
Polypore International Incorporated «†	120,137	4,487,117

		7,992,602

Machinery: 4.93%
Barnes Group Incorporated «	128,400	3,389,760
RBC Bearings Incorporated «†	71,547	3,354,123
Titan International Incorporated «	110,352	3,188,069

		9,931,952

Professional Services: 0.04%
Sequenom Incorporated †	14,561	74,552

Trading Companies & Distributors: 1.63%
MSC Industrial Direct Company	44,700	3,294,837

Information Technology: 29.83%

Communications Equipment: 1.22%
Acme Packet Incorporated «†	44,400	1,246,308
Procera Networks Incorporated †	58,071	1,205,554

		2,451,862

Electronic Equipment, Instruments & Components: 0.67%
Ciena Corporation †	91,600	1,357,512

Internet Software & Services: 13.98%
Angie’s List Incorporated «†	119,034	1,660,524
Brightcove Incorporated †	49,928	936,150
Callidus Software Incorporated «†	139,100	1,101,672
Cogent Communications Group Incorporated †	125,600	2,352,488
ComScore Incorporated «†	102,922	2,050,206
Equinix Incorporated «†	29,454	4,836,347
LivePerson Incorporated †	156,142	2,479,535
LogMeIn Incorporated «†	88,100	3,172,481

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—April 30, 2012 (Unaudited)	Wells Fargo Advantage Traditional Small Cap Growth Fund	11

`

Security Name		Shares	Value

Internet Software & Services (continued)
Rackspace Hosting Incorporated †		25,700	$1,492,913
SPS Commerce Incorporated †		65,809	1,830,806
Support.com Incorporated †		711,493	2,582,720
Vocus Incorporated «†		155,808	2,014,597
Zillow Incorporated †		47,300	1,649,351

			28,159,790

Semiconductors & Semiconductor Equipment: 6.96%
Cavium Incorporated †		143,100	4,187,106
Mellanox Technologies †		31,784	1,862,225
Power Integrations Incorporated		51,800	1,962,184
Silicon Image Incorporated †		484,900	2,909,400
Volterra Semiconductor Corporation «†		94,600	3,111,394

			14,032,309

Software: 7.00%
Concur Technologies Incorporated «†		104,278	5,897,964
Qlik Technologies Incorporated †		52,600	1,515,406
Sourcefire Incorporated «†		55,700	2,840,143
Ultimate Software Group Incorporated †		49,874	3,848,278

			14,101,791

Materials: 4.63%

Chemicals: 3.16%
Intrepid Potash Incorporated «†		140,838	3,499,824
Rockwood Holdings Incorporated †		51,752	2,863,956

			6,363,780

Metals & Mining: 1.47%
Materion Corporation †		119,797	2,960,184

Total Common Stocks (Cost $157,655,366)			196,762,829

	Yield
Short-Term Investments: 31.75%

Investment Companies: 31.75%
Wells Fargo Advantage Cash Investment Money Market Fund, Select Class (l)(u)	0.11%	3,884,133	3,884,133
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(r)(v)	0.19	60,077,028	60,077,028

Total Short-Term Investments (Cost $63,961,161)			63,961,161

Total Investments in Securities
(Cost $221,616,527) *	129.42%	260,723,990
Other Assets and Liabilities, Net	(29.42)	(59,264,148)

Total Net Assets	100.00%	$201,459,842

The accompanying notes are an integral part of these financial statements.

12	Wells Fargo Advantage Traditional Small Cap Growth Fund	Portfolio of Investments—April 30, 2012 (Unaudited)

«	All or a portion of this security is on loan.

†	Non-income earning security

(l)	Investment in an affiliate

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $224,301,451 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$42,088,824
Gross unrealized depreciation	(5,666,285)

Net unrealized appreciation	$36,422,539

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities—April 30, 2012 (Unaudited)	Wells Fargo Advantage Traditional Small Cap Growth Fund	13

Assets
Investments
In unaffiliated securities (including securities on loan), at value (see cost below)	$196,762,829
In affiliated securities, at value (see cost below)	63,961,161

Total investments, at value (see cost below)	260,723,990
Receivable for investments sold	3,496,513
Receivable for Fund shares sold	75,560
Receivable for dividends	37,291
Receivable for securities lending income	71,470
Prepaid expenses and other assets	72,391

Total assets	264,477,215

Liabilities
Payable for investments purchased	2,297,607
Payable for Fund shares redeemed	353,997
Payable upon receipt of securities loaned	60,077,028
Advisory fee payable	115,066
Distribution fees payable	234
Due to other related parties	42,099
Accrued expenses and other liabilities	131,342

Total liabilities	63,017,373

Total net assets	$201,459,842

NET ASSETS CONSIST OF
Paid-in capital	$169,610,636
Undistributed net investment loss	(674,300)
Accumulated net realized losses on investments	(6,583,957)
Net unrealized gains on investments	39,107,463

Total net assets	$201,459,842

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$130,468,618
Shares outstanding – Class A	7,503,627
Net asset value per share – Class A	$17.39
Maximum offering price per share – Class A2	$18.45
Net assets – Class C	$151,362
Shares outstanding – Class C	8,818
Net asset value per share – Class C	$17.17
Net assets – Administrator Class	$3,407,905
Shares outstanding – Administrator Class	186,720
Net asset value per share – Administrator Class	$18.25
Net assets – Institutional Class	$67,431,957
Shares outstanding – Institutional Class	3,680,600
Net asset value per share – Institutional Class	$18.32

Investments in unaffiliated securities, at cost	$157,655,366

Investments in affiliated securities, at cost	$63,961,161

Total investments, at cost	$221,616,527

Securities on loan, at value	$58,581,070

1.	The Fund has an unlimited amount of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

14	Wells Fargo Advantage Traditional Small Cap Growth Fund	Statement of Operations—Six Months Ended April 30, 2012 (Unaudited)

Investment income
Securities lending income, net	$343,299
Dividends	197,531
Income from affiliated securities	1,146

Total investment income	541,976

Expenses
Advisory fee	794,047
Administration fees
Fund level	49,628
Class A	163,233
Class C	155
Administrator Class	1,649
Institutional Class	27,812
Shareholder servicing fees
Class A	156,955
Class C	149
Administrator Class	3,068
Distribution fees
Class C	448
Custody and accounting fees	16,350
Professional fees	19,219
Registration fees	39,583
Shareholder report expenses	31,340
Trustees’ fees and expenses	6,091
Other fees and expenses	11,028

Total expenses	1,320,755
Less: Fee waivers and/or expense reimbursements	(124,531)

Net expenses	1,196,224

Net investment loss	(654,248)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investments	14,600,920
Net change in unrealized gains (losses) on investments	11,409,300

Net realized and unrealized gains (losses) on investments	26,010,220

Net increase in net assets resulting from operations	$25,355,972

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Traditional Small Cap Growth Fund	15

	Six Months Ended April 30, 2012 (Unaudited)		Year Ended October 31, 2011

Operations
Net investment loss		$(654,248)		$(1,987,386)
Net realized gains on investments		14,600,920		56,092,835
Net change in unrealized gains (losses) on investments		11,409,300		(34,488,100)

Net increase in net assets resulting from operations		25,355,972		19,617,349

Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	116,845	1,896,199	449,173	7,360,081
Class C	2,713	44,382	3,392	56,017
Administrator Class	10,811	188,169	259,289	4,086,595
Institutional Class	197,076	3,415,288	525,626	9,145,194

		5,544,038		20,647,887

Payment for shares redeemed
Class A	(649,333)	(10,517,559)	(1,936,997)	(31,195,829)
Class C	(1,478)	(23,628)	(2,715)	(44,254)
Administrator Class	(36,582)	(603,195)	(47,523)	(821,679)
Institutional Class	(954,545)	(16,379,903)	(3,116,766)	(52,035,775)

		(27,524,285)		(84,097,537)

Net decrease in net assets resulting from capital share transactions		(21,980,247)		(63,449,650)

Total increase (decrease) in net assets		3,375,725		(43,832,301)

Net assets
Beginning of period		198,084,117		241,916,418

End of period		$201,459,842		$198,084,117

Undistributed net investment loss		$(674,300)		$(20,052)

The accompanying notes are an integral part of these financial statements.

16	Wells Fargo Advantage Traditional Small Cap Growth Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31,		Year Ended September 30,
Class A		2011	2010[1]	2010[2]	2009[2]	2008[2]	2007[2]
Net asset value, beginning of period	$15.31	$14.31	$13.77	$12.24	$12.20	$18.70	$17.35
Net investment loss	(0.06)[3]	(0.16)[3]	(0.02)[3]	(0.12)[3]	(0.04)[3]	(0.03)[3]	(0.12)[3]
Net realized and unrealized gains (losses) on investments	2.14	1.16	0.56	1.65	0.10	(3.61)	3.63

Total from investment operations	2.08	1.00	0.54	1.53	0.06	(3.64)	3.51
Distributions to shareholders from
Net realized gains	0.00	0.00	0.00	0.00	(0.02)	(2.84)	(2.16)
Tax basis return of capital	0.00	0.00	0.00	0.00	0.00	(0.02)	0.00

Total distributions to shareholders	0.00	0.00	0.00	0.00	(0.02)	(2.86)	(2.16)
Net asset value, end of period	$17.39	$15.31	$14.31	$13.77	$12.24	$12.20	$18.70
Total return[4]	13.59%	6.99%	3.92%	12.50%	0.53%	(22.75)%	21.93%
Ratios to average net assets (annualized)
Gross expenses	1.48%	1.43%	1.47%	1.39%	1.33%	1.27%	1.26%
Net expenses	1.33%	1.33%	1.33%	1.33%	1.33%	1.25%	1.25%
Net investment loss	(0.78)%	(0.96)%	(0.64)%	(0.92)%	(0.45)%	(0.24)%	(0.68)%
Supplemental data
Portfolio turnover rate	33%	123%	9%	80%	118%	113%	98%
Net assets, end of period (000’s omitted)	$130,469	$123,063	$136,332	$133,166	$48,067	$56,067	$90,563

1.	For the one month ended October 31, 2010. The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 2010.

2.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Growth Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class A of Evergreen Growth Fund.

3.	Calculated based upon average shares outstanding

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Traditional Small Cap Growth Fund	17

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31,		Year Ended September 30, 2010[2]
Class C		2011	2010[1]
Net asset value, beginning of period	$15.18	$14.29	$13.66	$13.18
Net investment loss	(0.10)	(0.27)[3]	(0.02)[3]	(0.04)[3]
Net realized and unrealized gains (losses) on investments	2.09	1.16	0.65	0.52

Total from investment operations	1.99	0.89	0.63	0.48
Net asset value, end of period	$17.17	$15.18	$14.29	$13.66
Total return[4]	13.18%	6.16%	3.93%	4.32%
Ratios to average net assets (annualized)
Gross expenses	2.23%	2.18%	2.25%	2.19%
Net expenses	2.08%	2.08%	2.08%	2.08%
Net investment loss	(1.54)%	(1.72)%	(1.31)%	(1.67)%
Supplemental data
Portfolio turnover rate	33%	123%	9%	80%
Net assets, end of period (000’s omitted)	$151	$115	$99	$10

1.	For the one month ended October 31, 2010. The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 2010.

2.	For the period from July 30, 2010 (commencement of class operations) to September 30, 2010

3.	Calculated based upon average shares outstanding

4.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

18	Wells Fargo Advantage Traditional Small Cap Growth Fund	Financial Highlights

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31,		Year Ended September 30, 2010[2]
Administrator Class		2011	2010[1]
Net asset value, beginning of period	$16.06	$14.99	$14.43	$13.80
Net investment loss	(0.05)[3]	(0.14)[3]	(0.01)[3]	(0.02)[3]
Net realized and unrealized gains (losses) on investments	2.24	1.21	0.57	0.65

Total from investment operations	2.19	1.07	0.56	0.63
Net asset value, end of period	$18.25	$16.06	$14.99	$14.43
Total return[4]	13.70%	7.14%	3.95%	4.49%
Ratios to average net assets (annualized)
Gross expenses	1.26%	1.23%	1.31%	1.37%
Net expenses	1.17%	1.19%	1.20%	1.20%
Net investment loss	(0.63)%	(0.83)%	(0.55)%	(0.77)%
Supplemental data
Portfolio turnover rate	33%	123%	9%	80%
Net assets, end of period (000’s omitted)	$3,408	$3,413	$11	$10

1.	For the one month ended October 31, 2010. The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 2010.

2.	For the period from July 30, 2010 (commencement of class operations) to September 30, 2010

3.	Calculated based upon average shares outstanding

4.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Traditional Small Cap Growth Fund	19

(For a share outstanding throughout each period)

	Six Months Ended April 30, 2012 (Unaudited)	Year Ended October 31,		Year Ended September 30,
Institutional Class		2011	2010[1]	2010[2]	2009[2]	2008[2]	2007[2]
Net asset value, beginning of period	$16.11	$15.01	$14.43	$12.79	$12.75	$19.37	$17.86
Net investment income (loss)	(0.04)[3]	(0.10)	(0.00)[3]	(0.10)[3]	(0.02)[3]	0.01	(0.07)[3]
Net realized and unrealized gains (losses) on investments	2.25	1.20	0.58	1.74	0.10	(3.77)	3.74

Total from investment operations	2.21	1.10	0.58	1.64	0.08	(3.76)	3.67
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.00)[4]	(0.02)	0.00	0.00
Net realized gains	0.00	0.00	0.00	0.00	(0.02)	(2.84)	(2.16)
Tax basis return of capital	0.00	0.00	0.00	0.00	0.00	(0.02)	0.00

Total distributions to shareholders	0.00	0.00	0.00	(0.00)[4]	(0.04)	(2.86)	(2.16)
Net asset value, end of period	$18.32	$16.11	$15.01	$14.43	$12.79	$12.75	$19.37
Total return[5]	13.78%	7.33%	4.02%	12.87%	0.74%	(22.56)%	22.23%
Ratios to average net assets (annualized)
Gross expenses	1.05%	1.00%	1.04%	1.06%	1.08%	0.99%	0.96%
Net expenses	0.98%	0.98%	0.98%	1.05%	1.08%	0.99%	0.96%
Net investment income (loss)	(0.44)%	(0.61)%	(0.29)%	(0.78)%	(0.20)%	0.02%	(0.39)%
Supplemental data
Portfolio turnover rate	33%	123%	9%	80%	118%	113%	98%
Net assets, end of period (000’s omitted)	$67,432	$71,493	$105,475	$102,499	$344,313	$395,954	$621,896

1.	For the one month ended October 31, 2010. The Fund changed its fiscal year end from September 30 to October 31, effective October 31, 2010.

2.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Growth Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 19, 2010 is that of Class I of Evergreen Growth Fund.

3.	Calculated based upon average shares outstanding

4.	Amount is less than $0.005.

5.	Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Traditional Small Cap Growth Fund	Notes to Financial Statements (Unaudited)

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Traditional Small Cap Growth Fund (the “Fund”) which is a diversified series of the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Investments in equity securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities (including U.S. Government obligations, but excluding debt securities maturing in 60 days or less), the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary in determining the fair value of portfolio securities, unless the responsibility has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Fair Value Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees considers for ratification any valuation actions taken by the Valuation Committee or the Management Valuation Team.

Valuations of fair valued prices are compared to the next actual sales price when available, or other appropriate market information to assess the continued appropriateness of the fair valuation methodology used. The securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the input factors considered in the valuation process until there is a readily available price provided on the exchange or by an independent pricing service. Valuations received from an independent pricing service or broker quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the adviser and/or sub-adviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. In the event of default or bankruptcy

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Traditional Small Cap Growth Fund	21

by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Funds Management and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statement of Operations.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Dividend income is recognized on the ex-dividend date.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years which began after December 22, 2010 for an unlimited period. However, any losses incurred are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than be considered all short-term as under previous law. In addition, the Fund may elect to defer any portion of a post-October capital loss or qualified late-year ordinary loss to the first day of the following taxable year. A post-October capital loss is the greatest of the net capital loss, net short-term capital loss or net long-term capital loss for the portion of the taxable year after October 31. A qualified late-year ordinary loss is the net loss comprised of (a) net gain or loss from the sale or other disposition of capital assets for the portion of the taxable year after October 31, and (b) other ordinary income or loss for the portion of the taxable year after December 31.

As of October 31, 2011, the Fund had net capital loss carryforwards, which were available to offset future net realized capital gains, in the amount of $17,428,003 expiring in 2016.

Class allocations

The separate classes of shares offered by the Fund differ principally in distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses

22	Wells Fargo Advantage Traditional Small Cap Growth Fund	Notes to Financial Statements (Unaudited)

pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of April 30, 2012, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$196,762,829	$0	$0	$196,762,829
Short-term investments
Investment companies	3,884,133	60,077,028	0	63,961,161
	$200,646,962	$60,077,028	$0	$260,723,990

Further details on the major security types listed above can be found in the Portfolio of Investments.

Transfers in and transfers out are recognized at the end of the reporting period. For the six months ended April 30, 2012, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.80% and declining to 0.70% as the average daily net assets of the Fund increase. For the six months ended April 30, 2012, the advisory fee was equivalent to an annual rate of 0.80% of the Fund’s average daily net assets.

Funds Management has retained the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by Funds Management and do not increase the overall fees paid by the Fund. Wells Capital Management, an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Traditional Small Cap Growth Fund	23

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of each class as follows:

Class Level Administration Fee
Class A, Class C	0.26%
Administrator Class	0.10
Institutional Class	0.08

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses. Funds Management has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses at 1.33% for Class A, 2.08% for Class C, 1.20% for Administrator Class and 0.98% for Institutional Class.

Distribution fees

The Trust has adopted a Distribution Plan for Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class C shares.

For the six months ended April 30, 2012, Wells Fargo Funds Distributor, LLC received $1,659 from the sale of Class A shares.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations (if any) and short-term securities, for the six months ended April 30, 2012 were $65,897,631 and $91,874,624, respectively.

6. BANK BORROWINGS

The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $150,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, an annual commitment fee equal to 0.10% of the unused balance is allocated to each participating fund. For the six months ended April 30, 2012, the Fund paid $184 in commitment fees.

For the six months ended April 30, 2012, there were no borrowings by the Fund under the agreement.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

24	Wells Fargo Advantage Traditional Small Cap Growth Fund	Notes to Financial Statements (Unaudited)

8. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities. ASU 2011-11, which amends FASB ASC Topic 210, Balance Sheet, creates new disclosure requirements which require entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for interim and annual reporting periods beginning on or after January 1, 2013. Management is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting this ASU.

In May 2011, FASB issued ASU No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011. Management expects that adoption of the ASU will result in additional disclosures in the financial statements, as applicable.

In April 2011, FASB issued ASU No. 2011-03 Reconsideration of Effective Control for Repurchase Agreements. ASU No. 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011. Management has evaluated the impact of adopting the ASU and expects no significant changes.

Other Information (Unaudited)	Wells Fargo Advantage Traditional Small Cap Growth Fund	25

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargoadvantagefunds.com, or visiting the SEC Web site at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at wellsfargoadvantagefunds.com or by visiting the SEC Web site at sec.gov.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (wellsfargoadvantagefunds.com) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

26	Wells Fargo Advantage Traditional Small Cap Growth Fund	Other Information (Unaudited)

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Trust and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 137 funds comprising the Wells Fargo Funds Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005 (Lead Trustee since 2001)	Co-Founder, Retired Chairman, President and CEO of Crystal Geyser Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction). Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 40 portfolios as of 12/31/11); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Other Information (Unaudited)	Wells Fargo Advantage Traditional Small Cap Growth Fund	27

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Served on the Investment Company Institute’s Board of Governors and Executive Committee from 2008-2011 as well the Governing Council of the Independent Directors Council from 2006-2011 and the Independent Directors Council Executive Committee from 2008-2011. Chairman of the IDC from 2008-2010. Institutional Investor (Fund Directions) Trustee of Year in 2007. Trustee of the Evergreen Funds (and its predecessors) from 1984 to 2010. Chairman of the Evergreen Funds from 2000-2010. Former Trustee of the Mentor Funds. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010. Director and Vice Chair of The Free Trust (non-profit corporation). Director of the American Chestnut Foundation (non-profit corporation).	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Senior Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009. Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at wellsfargoadvantagefunds.com.

28	Wells Fargo Advantage Traditional Small Cap Growth Fund	Other Information (Unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must determine whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in person meeting held on March 29-30, 2012 (the “Meeting”), the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for Wells Fargo Advantage Traditional Small Cap Growth Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (“Wells Capital Management”) for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and the continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

In providing information to the Board, Funds Management and Wells Capital Management were guided by a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf at the start of the Board’s annual contract renewal process earlier in 2012. In approving the Advisory Agreements, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee likely attributed different weights to various factors.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Fund by Funds Management and its affiliates.

The Board’s decision to approve the continuation of the Advisory Agreements was based on a comprehensive evaluation of all of the information provided to it. In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and Wells Capital Management about various topics, including Funds Management’s oversight of service providers. The above factors, together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Board in concluding that the nature, extent and quality of the investment advisory services provided to the Fund by Funds Management and Wells Capital Management supported the re-approval of the Advisory Agreements. Although the Board considered the continuation of the Advisory Agreements for the Fund as part of the larger process of considering the continuation of the advisory agreements for all of the funds in the complex, its decision to continue the Advisory Agreements for the Fund was ultimately made on a fund-by-fund basis.

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2011. The Board also considered these results in comparison to the median performance of a universe of relevant funds (the “Universe”) that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund, and in comparison to the Fund’s

Other Information (Unaudited)	Wells Fargo Advantage Traditional Small Cap Growth Fund	29

benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe. The Board noted that, except for the one-year period, the performance of the Fund was in range of the median performance of the Universe for all periods under review. The Board also noted that, except for the one-year period, the performance of the Fund was in range of its benchmark, the Lipper Small-Cap Growth Funds Index, for the periods under review.

The Board received and considered information regarding the Fund’s contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an “Expense Group”) that was determined by Lipper to be similar to the Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in the Fund’s Expense Group. The Board noted that the net operating expense ratios of the Fund were in range of, equal to, or lower than the Fund’s Expense Group’s median net operating expense ratios.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements for the Fund.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rate that is payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rate”), both on a stand-alone basis and on a combined basis with the Fund’s administration fee rate. The Board took into account the separate administrative and other services covered by the administration fee rate. The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Funds Management to Wells Capital Management for investment sub-advisory services (the “Sub-Advisory Agreement Rate”). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rate and considered the Advisory Agreement Rate after taking the waivers/caps into account (the “Net Advisory Rate”).

The Board received and considered information comparing the Advisory Agreement Rate and Net Advisory Rate with those of other funds in the Fund’s Expense Group median. The Board noted that, except for Class A, the Advisory Agreement Rate and Net Advisory Rate for the Fund were in range of the median rates for the Fund’s Expense Group.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and Wells Capital Management to other types of clients. In this regard, the Board received information about differences between the services, and the compliance, reporting, and other legal burdens and risks of providing investment advice to mutual funds and those associated with providing advice to non-mutual fund clients such as collective funds or institutional separate accounts.

The Board determined that the Advisory Agreement Rate for the Fund, both with and without an administration fee rate and before and after waivers, was reasonable in light of the Fund’s Expense Group information, the net expense ratio commitments, the services covered by the Advisory Agreements and other information provided. The Board also reviewed and considered the Sub-Advisory Agreement Rate and concluded that the Sub-Advisory Agreement Rate was reasonable in light of the services covered by the sub-advisory agreement and other information provided.

Profitability

The Board received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to the collective Wells Fargo businesses that provide services to the Fund. It considered that the information provided to it was necessarily estimated, and that the profitability information provided to it, especially on a fund-by-fund basis, did not necessarily provide a precise tool for evaluating the appropriateness of the Fund’s Advisory Agreement Rate in isolation. It noted that the levels of profitability reported on a fund-by-fund basis varied widely, depending on, among other things, the size and type of fund. The Board concluded that the profitability reported by Funds Management was not unreasonable.

The Board did not consider separate profitability information with respect to Wells Capital Management, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

30	Wells Fargo Advantage Traditional Small Cap Growth Fund	Other Information (Unaudited)

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee structure, which operate generally to reduce the effective Advisory Agreement Rate of the Fund (as a percentage of Fund assets) as the Fund grows in size. It considered that, as a fund shrinks in size, breakpoints conversely result in increasing fee levels. The Board noted that it would have on-going opportunities to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward sharing economies of scale, if any, with the Fund. However, the Board acknowledged the inherent limitations of any analysis of an investment adviser’s economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board’s understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Other benefits to Funds Management and Wells Capital Management

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Fund and benefits potentially derived from an increase in Funds Management’s and Wells Capital Management’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that various financial institutions, including affiliates of Funds Management, may receive distribution-related fees, shareholder servicing payments (including amounts derived from payments under Rule 12b-1 plans) and sub-transfer agency fees in respect of shares sold or held through them and services provided.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized and any benefits that may be realized by using an affiliated broker.

Other factors and broader review

The Board also considered the markets for distribution of the Fund’s shares, including the channels through which the Fund’s shares are offered and sold. The Board noted that the Fund is part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15 of the 1940 Act and also reviews and assesses information about the quality of the services that the Fund receives throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

List of Abbreviations	Wells Fargo Advantage Traditional Small Cap Growth Fund	31

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ACB	— Agricultural Credit Bank
ADR	— American Depository Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAB	— Capital Appreciation Bond
CAD	— Canadian Dollar
CCAB	— Convertible Capital Appreciation Bond
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CHF	— Swiss Franc
COP	— Certificate of Participation
CR	— Custody Receipts
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDA	— Economic Development Authority
EDFA	— Economic Development Finance Authority
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FICO	— The Financing Corporation
FNMA	— Federal National Mortgage Association
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depository Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUF	— Hungarian Forint
IBC	— Insured Bond Certificate
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LIQ	— Liquidity Agreement
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SAVRS	— Select Auction Variable Rate Securities
SBA	— Small Business Authority
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SPA	— Standby Purchase Agreement
SPDR	— Standard & Poor’s Depositary Receipts
STRIPS	— Separate Trading of Registered Interest and Principal Securities
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
TVA	— Tennessee Valley Authority
XLCA	— XL Capital Assurance
ZAR	— South African Rand

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FOR MORE INFORMATION

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: wellsfargoadvantagefunds.com

Individual investors: 1-800-222-8222

Retail investment professionals: 1-888-877-9275

Institutional investment professionals: 1-866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at wellsfargoadvantagefunds.com. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2012 Wells Fargo Funds Management, LLC. All rights reserved.

209731 06-12 SA247/SAR247 4-12

ITEM 2. CODE OF ETHICS

Not required in this filing

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not required in this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not required in this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not required in this filing.

ITEM 6. SCHEDULE OF INVESTMENTS

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Governance Committee (the “Committee”) of the Board of Trustees of the registrant (the “Trust”) has adopted procedures by which a shareholder of any series of the Trust may submit properly a nominee recommendation for the Committee’s consideration.

The shareholder must submit any such recommendation (a “Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust.

The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five (75) calendar days prior to the date of the Committee meeting at which the nominee would be considered.

The Shareholder Recommendation must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the “candidate”); (B) the series (and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the Investment Company Act of 1940, as amended) and, if not an “interested person,” information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to interview in person and furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS

(a)(1) Not required in this filing.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date:	June 25, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date:	June 25, 2012

By:	/s/ Kasey L. Phillips
Kasey L. Phillips
Treasurer

Date:	June 25, 2012